UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Jeffrey M. Dube

100 Bright Meadow Blvd, Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/15

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

MML Series Investment Fund
Semiannual Report

MML Conservative Allocation Fund

MML Balanced Allocation Fund

MML Moderate Allocation Fund

MML Growth Allocation Fund

MML Aggressive Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

MML American Funds® Core Allocation Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2015

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Jeffrey M. Dube

“While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm.”

June 30, 2015

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2015. Stock indexes measuring the performance of U.S. and foreign stocks advanced during the period, with technology stocks, U.S. small- and mid-cap shares, and equities of foreign developed and emerging markets prevailing over U.S. blue-chip and large-cap stocks. Investors kept a close eye on each new release of economic data and speculated how the news might impact the U.S. Federal Reserve’s (the “Fed”) schedule for increasing interest rates, creating periods of market volatility in response throughout the period. Greece’s debt woes and speculation over whether the country would wind up exiting the euro as its national currency drew headlines and drove additional choppiness in financial markets worldwide. The positive and negative implications of low oil prices and the strength of the U.S. dollar versus other currencies also colored the environment. Against the overall backdrop, the price of West Texas Intermediate crude oil started the period at $53.45 per barrel and gyrated in the range between $44 and $54 into early spring before tracing a jagged path to finish June at $59.48. The average price of gasoline in the U.S. fell to as low as around $2.13 a gallon in late January, but showed an overall trend of advancement until the end of June, finishing the period at about $2.88 and giving consumers little relief at the pumps. The price of gold spiked to nearly $1296 per ounce in late January, dropped to less than $1148 in mid-March, and finished June at $1171.

Key events that characterized the period

In the first quarter of 2015, U.S. stocks declined in January and March, but produced strong gains in February. When the dust settled at the end of March, some key market benchmarks were not far from where they started the quarter. Much of the downside volatility in January was due to further weakness in crude oil prices that carried over from the commodity’s steep drop in the second half of 2014. A surging U.S. dollar also fueled concern about multinational companies that derive a significant portion of their profits from overseas, especially Europe.

February brought renewed optimism among stock investors amid some stabilization in oil’s price and favorable corporate earnings reports. However, stocks surrendered some of those gains in March, as a better-than-expected February employment report raised the possibility that the Fed might speed up its timetable for raising short-term interest rates after a prolonged period of extremely accommodative monetary policy. Other reports offered a mixed picture of the U.S. economy, however. According to data released in the first quarter, gross domestic product (“GDP) expanded by a relatively modest 2.2% in the fourth quarter of 2014, which also included weak durable goods orders and retail sales.

The possibility of Greece defaulting on its debt following the January election of Prime Minister Alexis Tsipras (who had run a campaign against austerity), air strikes in Yemen by Saudi Arabia, and concern about the upcoming second-quarter earnings season were other factors unsettling the market as the first quarter wound to a close.

U.S. stocks were choppy in the second quarter of 2015 and most indexes made little headway in either direction. Investors sought clarity on a number of issues, including the debt problems of Greece, the sustainability of the U.S. economic recovery following a weak first quarter, the timing of the Fed’s first interest-rate hike since mid-2006 – widely expected later this year or next – and the near-term path of crude oil and the U.S. dollar, both of which had sizable moves in the second half of 2014 and early 2015.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

Greece dominated the headlines in the final week of the quarter. Despite repeated efforts to forge an agreement with other countries in the European Union to reschedule its debt, Greece was unable to make a loan payment to the International Monetary Fund of €1.6 billion (euro), or roughly $1.8 billion, by the June 30 deadline. Greek banks and markets closed the week of June 29 through July 3. In response, global stock markets fell sharply on Monday, June 29, but stabilized on the final day of the quarter.

On the U.S. economic front, the news was somewhat encouraging – but still mixed. First-quarter GDP, reflecting broad economic activity and widely thought to have been curbed by severe winter weather, had originally been reported at -0.7% but underwent an upward revision to -0.2%. Nonfarm payrolls bounced back nicely in April and May after falling well short of estimates in March; however, industrial production remained weak amid headwinds from lower oil prices and the stronger dollar.

The Fed’s Open Market Committee met in April and June, deciding both times to leave short-term interest rates unchanged. Crude oil, the focus of so much attention in prior quarters due to its steep decline, receded from the limelight in the second quarter when prices for the commodity rose.

Stocks primarily rose for the six months ended June 30, 2015, but gains were minimal in some key benchmarks. The technology-heavy NASDAQ Composite® Index rose 5.90% to lead the major market indexes for the period. The Russell 2000® Index, a benchmark of small-cap stocks, gained 4.75% over the six months and outpaced the 1.23% advance of the large-cap stock S&P 500® Index advanced and the 0.03% return of the blue-chip Dow Jones Industrial AverageSM. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a 5.52% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, rose 2.95%. Fixed-income investments declined during the period, with the Barclays U.S. Aggregate Bond Index falling 0.10%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. If you work with a financial professional, you may want to consult him or her to assess your plan and help ensure you are on track to reach your financial goals. While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm. By tailoring your mix of investments to your risk tolerance and the amount of time you have to invest, you can develop and maintain a financial strategy that can help you pursue your goals. Thank you for putting your trust in MassMutual.

Sincerely,

Jeffrey M. Dube

President

*	Indexes are unmanaged, do not incur fees, expenses, or (if applicable) taxes and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/15 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Allocation Fund Series – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. Each Fund invests in a combination of domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds can include series of the MML Series Investment Fund and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (MML Advisers), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Series’ investment adviser is MML Advisers.

Through their investment in MML Underlying Funds, the Funds may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high-yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Each Fund’s assets are allocated to its MML Underlying Funds according to an asset allocation strategy, as follows:

•	MML Conservative Allocation Fund: Approximately 40% in equity and similar funds and 60% in fixed income and similar funds, including money market funds.

•	MML Balanced Allocation Fund: Approximately 50% in equity and similar funds and 50% in fixed income and similar funds, including money market funds.

•	MML Moderate Allocation Fund: Approximately 60% in equity and similar funds and 40% in fixed income and similar funds, including money market funds.

•	MML Growth Allocation Fund: Approximately 75% in equity and similar funds and 25% in fixed income and similar funds, including money market funds.

•	MML Aggressive Allocation Fund: Approximately 90% in equity and similar funds and 10% in fixed income and similar funds, including money market funds.

3

MML Series Investment Fund – Portfolio Summaries (Unaudited)

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/15

Fixed Income Funds	56.9%
Equity Funds	43.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	52.5%
Fixed Income Funds	47.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	61.9%
Fixed Income Funds	38.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	76.1%
Fixed Income Funds	24.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	90.5%
Fixed Income Funds	9.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MML American Funds Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds® Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with long-term capital growth through a “master feeder” relationship. (See page 52 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research), which has substantially the same investment objective as the Master Growth Fund. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Master Growth Fund focuses on investments in medium- to large-capitalization companies, the Master Growth Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MML American Funds International Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds® International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 52 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company managed by Capital Research and Management Company (Capital Research), which has substantially the same investment objective as the Master International Fund. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that Capital Research believes have the potential for growth. Although the Master International Fund focuses on investments in medium- to large-capitalization companies, the Master International Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

6

MML American Funds Core Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds® Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series® (the “American Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. The Fund’s investment adviser invests the Fund’s assets in a combination of domestic and international American Underlying Funds. As of the date of this report, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series – Bond Fund, the American Funds Insurance Series – Blue Chip Income and Growth Fund, the American Funds Insurance Series – Growth-Income Fund, and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	64.8%
Fixed Income Funds	35.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

7

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 43.2%
MML Blue Chip Growth Fund, Initial Class (a)	1,010,374	$18,378,695
MML Equity Income Fund, Initial Class (a)	1,152,690	15,768,801
MML Focused Equity Fund, Class II (a)	386,310	6,123,011
MML Foreign Fund, Initial Class (a)	885,386	9,588,730
MML Fundamental Growth Fund, Class II (a)	778,015	11,911,411
MML Fundamental Value Fund, Class II (a)	1,019,235	16,674,690
MML Global Fund, Class I (a)	865,056	11,219,778
MML Income & Growth Fund, Initial Class (a)	881,937	10,865,468
MML International Equity Fund, Class II (a)	982,635	9,570,867
MML Large Cap Growth Fund, Initial Class (a)	810,201	11,901,856
MML Mid Cap Growth Fund, Initial Class (a)	503,122	8,915,329
MML Mid Cap Value Fund, Initial Class (a)	830,292	10,976,458
MML Small Cap Growth Equity Fund, Initial Class (a)	136,398	2,609,603
MML Small Company Value Fund, Class II (a)	306,272	5,427,142
MML Small/Mid Cap Value Fund, Initial Class (a)	161,377	2,417,425
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	40,796	3,228,997
Oppenheimer Global Fund/VA, Non-Service Shares (a)	215,419	8,685,710
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,064,095	30,732,877
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,083,256	6,998,990

		201,995,838

Fixed Income Funds — 56.9%
MML Dynamic Bond Fund, Class II (a)	5,919,379	58,601,855
MML High Yield Fund, Class II (a)	1,840,013	18,712,933
MML Inflation-Protected and Income Fund, Initial Class (a)	1,835,134	18,773,424
MML Managed Bond Fund, Initial Class (a)	8,245,705	104,698,106
MML Short-Duration Bond Fund, Class II (a)	1,874,295	18,611,747

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	4,380,245	$46,561,999

		265,960,064

TOTAL MUTUAL FUNDS (Cost $453,996,611)		467,955,902

TOTAL LONG-TERM INVESTMENTS (Cost $453,996,611)		467,955,902

TOTAL INVESTMENTS — 100.1% (Cost $453,996,611) (c)		467,955,902

Other Assets/(Liabilities) — (0.1)%		(354,711)

NET ASSETS — 100.0%		$467,601,191

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 52.5%
MML Blue Chip Growth Fund, Initial Class (a)	1,502,002	$27,321,408
MML Equity Income Fund, Initial Class (a)	1,563,160	21,384,024
MML Focused Equity Fund, Class II (a)	715,842	11,346,094
MML Foreign Fund, Initial Class (a)	1,504,864	16,297,673
MML Fundamental Growth Fund, Class II (a)	1,136,307	17,396,864
MML Fundamental Value Fund, Class II (a)	1,405,797	22,998,838
MML Global Fund, Class I (a)	1,298,587	16,842,677
MML Income & Growth Fund, Initial Class (a)	1,486,197	18,309,952
MML International Equity Fund, Class II (a)	1,672,855	16,293,610
MML Large Cap Growth Fund, Initial Class (a)	1,183,188	17,381,034
MML Mid Cap Growth Fund, Initial Class (a)	918,359	16,273,320
MML Mid Cap Value Fund, Initial Class (a)	1,323,613	17,498,166
MML Small Cap Growth Equity Fund, Initial Class (a)	250,899	4,800,262
MML Small Company Value Fund, Class II (a)	444,461	7,875,850
MML Small/Mid Cap Value Fund, Initial Class (a)	323,221	4,841,855
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	74,396	5,888,471
Oppenheimer Global Fund/VA, Non-Service Shares (a)	349,160	14,078,149
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,215,797	42,284,439
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	6,061,527	13,759,666

		312,872,352

Fixed Income Funds — 47.6%
MML Dynamic Bond Fund, Class II (a)	6,214,188	61,520,459
MML High Yield Fund, Class II (a)	2,046,998	20,817,965
MML Inflation-Protected and Income Fund, Initial Class (a)	2,042,054	20,890,208
MML Managed Bond Fund, Initial Class (a)	8,440,224	107,167,972
MML Short-Duration Bond Fund, Class II (a)	2,234,108	22,184,689

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	4,761,289	$50,612,507

		283,193,800

TOTAL MUTUAL FUNDS (Cost $562,744,305)		596,066,152

TOTAL LONG-TERM INVESTMENTS (Cost $562,744,305)		596,066,152

TOTAL INVESTMENTS — 100.1% (Cost $562,744,305) (c)		596,066,152

Other Assets/(Liabilities) — (0.1)%		(439,570)

NET ASSETS — 100.0%		$595,626,582

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 61.9%
MML Blue Chip Growth Fund, Initial Class (a)	6,956,635	$126,541,195
MML Equity Income Fund, Initial Class (a)	6,679,787	91,379,484
MML Focused Equity Fund, Class II (a)	4,210,096	66,730,023
MML Foreign Fund, Initial Class (a)	7,114,862	77,053,950
MML Fundamental Growth Fund, Class II (a)	5,118,264	78,360,625
MML Fundamental Value Fund, Class II (a)	6,015,364	98,411,362
MML Global Fund, Class I (a)	7,460,999	96,769,161
MML Income & Growth Fund, Initial Class (a)	6,289,604	77,487,918
MML International Equity Fund, Class II (a)	7,908,859	77,032,285
MML Large Cap Growth Fund, Initial Class (a)	5,330,285	78,301,887
MML Mid Cap Growth Fund, Initial Class (a)	4,541,616	80,477,433
MML Mid Cap Value Fund, Initial Class (a)	6,576,825	86,945,624
MML Small Cap Growth Equity Fund, Initial Class (a)	1,182,552	22,624,887
MML Small Company Value Fund, Class II (a)	2,317,262	41,061,887
MML Small/Mid Cap Value Fund, Initial Class (a)	1,393,933	20,881,110
MML Strategic Emerging Markets Fund, Class II (a)	4,489,183	42,871,700
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	368,650	29,178,621
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,329,797	53,617,433
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	17,793,960	178,473,415
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	15,832,892	35,940,666

		1,460,140,666

Fixed Income Funds — 38.2%
MML Dynamic Bond Fund, Class II (a)	19,677,786	194,810,084
MML High Yield Fund, Class II (a)	6,328,486	64,360,699
MML Inflation-Protected and Income Fund, Initial Class (a)	6,927,440	70,867,711

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	26,243,571	$333,222,236
MML Short-Duration Bond Fund, Class II (a)	7,700,687	76,467,817
MML Total Return Bond Fund, Class II (a)	15,012,741	159,585,439

		899,313,986

TOTAL MUTUAL FUNDS (Cost $2,201,759,352)		2,359,454,652

TOTAL LONG-TERM INVESTMENTS (Cost $2,201,759,352)		2,359,454,652

TOTAL INVESTMENTS — 100.1% (Cost $2,201,759,352) (c)		2,359,454,652

Other Assets/(Liabilities) — (0.1)%		(1,701,364)

NET ASSETS — 100.0%		$2,357,753,288

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 76.1%
MML Blue Chip Growth Fund, Initial Class (a)	6,448,657	$117,301,073
MML Equity Income Fund, Initial Class (a)	5,376,824	73,554,957
MML Focused Equity Fund, Class II (a)	4,201,267	66,590,081
MML Foreign Fund, Initial Class (a)	6,320,363	68,449,535
MML Fundamental Growth Fund, Class II (a)	4,727,860	72,383,538
MML Fundamental Value Fund, Class II (a)	4,840,891	79,196,981
MML Global Fund, Class I (a)	7,339,883	95,198,287
MML Income & Growth Fund, Initial Class (a)	4,456,651	54,905,937
MML International Equity Fund, Class II (a)	7,026,025	68,433,482
MML Large Cap Growth Fund, Initial Class (a)	4,923,515	72,326,431
MML Mid Cap Growth Fund, Initial Class (a)	4,468,680	79,185,008
MML Mid Cap Value Fund, Initial Class (a)	5,688,121	75,196,957
MML Small Cap Growth Equity Fund, Initial Class (a)	1,102,152	21,086,646
MML Small Company Value Fund, Class II (a)	2,051,352	36,349,952
MML Small/Mid Cap Value Fund, Initial Class (a)	1,648,598	24,696,003
MML Strategic Emerging Markets Fund, Class II (a)	4,696,071	44,847,482
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	365,428	28,923,648
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,060,069	42,741,991
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,241,437	142,841,618
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	13,592,570	30,855,133

		1,295,064,740

Fixed Income Funds — 24.0%
MML Dynamic Bond Fund, Class II (a)	8,674,132	85,873,910
MML High Yield Fund, Class II (a)	1,671,042	16,994,499
MML Inflation-Protected and Income Fund, Initial Class (a)	6,302,135	64,470,841

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	9,798,204	$124,410,635
MML Short-Duration Bond Fund, Class II (a)	4,310,420	42,802,473
MML Total Return Bond Fund, Class II (a)	6,853,143	72,848,905

		407,401,263

TOTAL MUTUAL FUNDS (Cost $1,494,659,043)		1,702,466,003

TOTAL LONG-TERM INVESTMENTS (Cost $1,494,659,043)		1,702,466,003

TOTAL INVESTMENTS — 100.1% (Cost $1,494,659,043) (c)		1,702,466,003

Other Assets/(Liabilities) — (0.1)%		(1,117,784)

NET ASSETS — 100.0%		$1,701,348,219

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 90.5%
MML Blue Chip Growth Fund, Initial Class (a)	550,076	$10,005,876
MML Equity Income Fund, Initial Class (a)	458,794	6,276,305
MML Focused Equity Fund, Class II (a)	366,880	5,815,043
MML Foreign Fund, Initial Class (a)	590,312	6,393,079
MML Fundamental Growth Fund, Class II (a)	403,487	6,177,380
MML Fundamental Value Fund, Class II (a)	412,438	6,747,480
MML Global Fund, Class I (a)	624,424	8,098,774
MML Income & Growth Fund, Initial Class (a)	383,171	4,720,671
MML International Equity Fund, Class II (a)	655,892	6,388,390
MML Large Cap Growth Fund, Initial Class (a)	420,166	6,172,237
MML Mid Cap Growth Fund, Initial Class (a)	423,608	7,506,334
MML Mid Cap Value Fund, Initial Class (a)	538,760	7,122,405
MML Small Cap Growth Equity Fund, Initial Class (a)	104,126	1,992,166
MML Small Company Value Fund, Class II (a)	195,965	3,472,496
MML Small/Mid Cap Value Fund, Initial Class (a)	156,558	2,345,239
MML Strategic Emerging Markets Fund, Class II (a)	467,328	4,462,983
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	35,846	2,837,250
Oppenheimer Global Fund/VA, Non-Service Shares (a)	90,249	3,638,858
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,157,153	11,606,241
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,136,249	2,579,285

		114,358,492

Fixed Income Funds — 9.6%
MML Dynamic Bond Fund, Class II (a)	225,810	2,235,516
MML Inflation-Protected and Income Fund, Initial Class (a)	313,581	3,207,936
MML Managed Bond Fund, Initial Class (a)	202,107	2,566,208

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	258,220	$2,564,128
MML Total Return Bond Fund, Class II (a)	150,883	1,603,889

		12,177,677

TOTAL MUTUAL FUNDS (Cost $116,439,359)		126,536,169

TOTAL LONG-TERM INVESTMENTS (Cost $116,439,359)		126,536,169

TOTAL INVESTMENTS — 100.1% (Cost $116,439,359) (c)		126,536,169

Other Assets/(Liabilities) — (0.1)%		(93,152)

NET ASSETS — 100.0%		$126,443,017

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	1,811,906	$122,810,976

TOTAL MUTUAL FUNDS (Cost $112,776,603)		122,810,976

TOTAL LONG-TERM INVESTMENTS (Cost $112,776,603)		122,810,976

TOTAL INVESTMENTS — 100.1% (Cost $112,776,603) (a)		122,810,976

Other Assets/(Liabilities) — (0.1)%		(153,046)

NET ASSETS — 100.0%		$122,657,930

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML American Funds International Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds International Fund, Class 1	2,813,930	$56,953,939

TOTAL MUTUAL FUNDS (Cost $50,240,044)		56,953,939

TOTAL LONG-TERM INVESTMENTS (Cost $50,240,044)		56,953,939

TOTAL INVESTMENTS — 100.1% (Cost $50,240,044) (a)		56,953,939

Other Assets/(Liabilities) — (0.1)%		(82,008)

NET ASSETS — 100.0%		$56,871,931

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 64.8%
American Funds Blue Chip Income and Growth Fund, Class 1	14,342,825	$189,468,712
American Funds Growth-Income Fund, Class 1	4,971,015	231,699,008
American Funds International Fund, Class 1	3,858,251	78,090,990

		499,258,710

Fixed Income Funds — 35.3%
American Funds Bond Fund, Class 1	25,155,031	271,925,889

TOTAL MUTUAL FUNDS (Cost $696,486,813)		771,184,599

TOTAL LONG-TERM INVESTMENTS (Cost $696,486,813)		771,184,599

TOTAL INVESTMENTS — 100.1% (Cost $696,486,813) (a)		771,184,599

Other Assets/(Liabilities) — (0.1)%		(895,257)

NET ASSETS — 100.0%		$770,289,342

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$-	$-
Investments, at value — affiliated issuers (Note 2 & 7) (b)	467,955,902	596,066,152

Total investments	467,955,902	596,066,152

Receivables from:
Investments sold	18,901	2,333,907
Investment adviser (Note 3)	-	-
Fund shares sold	3,052	7,048

Total assets	467,977,855	598,407,107

Liabilities:
Payables for:
Investments purchased	-	-
Fund shares repurchased	19,161	2,337,407
Trustees’ fees and expenses (Note 3)	65,853	78,562
Affiliates (Note 3):
Investment advisory fees	41,578	52,961
Administration fees	-	-
Service fees	216,720	275,976
Accrued expense and other liabilities	33,352	35,619

Total liabilities	376,664	2,780,525

Net assets	$467,601,191	$595,626,582

Net assets consist of:
Paid-in capital	$400,086,034	$489,824,951
Undistributed (accumulated) net investment income (loss)	13,984,368	16,503,945
Accumulated net realized gain (loss) on investments and foreign currency transactions	39,571,498	55,975,839
Net unrealized appreciation (depreciation) on investments and foreign currency translations	13,959,291	33,321,847

Net assets	$467,601,191	$595,626,582

(a) Cost of investments — unaffiliated issuers:	$-	$-
(b) Cost of investments — affiliated issuers:	$453,996,611	$562,744,305

The accompanying notes are an integral part of the financial statements.

16

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$122,810,976	$56,953,939	$771,184,599
2,359,454,652	1,702,466,003	126,536,169	-	-	-

2,359,454,652	1,702,466,003	126,536,169	122,810,976	56,953,939	771,184,599

4,580	14,047	-	585,245	7,050	-
-	-	-	-	971	-
1,435,714	205,003	45,213	71,853	34,770	761,531

2,360,894,946	1,702,685,053	126,581,382	123,468,074	56,996,730	771,946,130

1,374,866	9,645	32,031	-	-	715,481
51,539	199,227	12,436	656,379	41,482	41,568
254,999	251,354	14,899	11,931	7,006	79,843

208,031	151,404	11,222	16,399	7,608	135,726
-	-	-	27,332	12,680	169,659
1,184,261	665,336	42,307	76,705	35,946	477,493
67,962	59,868	25,470	21,398	20,077	37,018

3,141,658	1,336,834	138,365	810,144	124,799	1,656,788

$2,357,753,288	$1,701,348,219	$126,443,017	$122,657,930	$56,871,931	$770,289,342

$1,936,108,886	$1,220,598,406	$95,693,450	$77,801,952	$44,711,536	$595,468,493
36,221,326	38,377,453	2,353,865	607,423	514,835	10,421,253
227,727,776	234,565,400	18,298,892	34,214,182	4,931,665	89,701,810
157,695,300	207,806,960	10,096,810	10,034,373	6,713,895	74,697,786

$2,357,753,288	$1,701,348,219	$126,443,017	$122,657,930	$56,871,931	$770,289,342

$-	$-	$-	$112,776,603	$50,240,044	$696,486,813
$2,201,759,352	$1,494,659,043	$116,439,359	$-	$-	$-

17

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$122,679,617	$157,470,150

Shares outstanding (a)	11,051,794	13,775,111

Net asset value, offering price and redemption price per share	$11.10	$11.43

Service Class shares:
Net assets	$344,921,574	$438,156,432

Shares outstanding (a)	31,360,414	38,635,612

Net asset value, offering price and redemption price per share	$11.00	$11.34

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$457,806,861	$652,791,439	$58,562,781	$-	$-	$-

37,954,931	56,568,159	4,807,136	-	-	-

$12.06	$11.54	$12.18	$-	$-	$-

$1,899,946,427	$1,048,556,780	$67,880,236	$-	$-	$-

158,970,466	91,498,789	5,628,618	-	-	-

$11.95	$11.46	$12.06	$-	$-	$-

$-	$-	$-	$122,657,930	$56,871,931	$770,289,342

-	-	-	7,914,365	5,159,757	59,919,326

$-	$-	$-	$15.50	$11.02	$12.86

19

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund

Investment income (Note 2):
Dividends — unaffiliated issuers	$-	$-
Dividends — affiliated issuers (Note 7)	1,956,273	2,183,386

Total investment income	1,956,273	2,183,386

Expenses (Note 3):
Investment advisory fees	236,112	298,447
Custody fees	10,962	10,968
Audit fees	14,458	14,494
Legal fees	2,212	2,715
Proxy fees	511	511
Shareholder reporting fees	6,351	7,521
Trustees’ fees	16,065	19,862

	286,671	354,518
Administration fees:
Service Class I	-	-
Service fees:
Service Class	428,778	543,211
Service Class I	-	-

Total expenses	715,449	897,729
Expenses waived (Note 3):
Service Class I fees reimbursed by adviser	-	-

Net expenses	715,449	897,729

Net investment income (loss)	1,240,824	1,285,657

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	-	-
Investment transactions — affiliated issuers (Note 7)	5,548,292	10,251,291
Realized gain distributions — unaffiliated issuers	-	-
Realized gain distributions — affiliated issuers (Note 7)	1,990,305	3,050,933

Net realized gain (loss)	7,538,597	13,302,224

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	-	-
Investment transactions — affiliated issuers	(2,249,382)	(4,619,600)

Net change in unrealized appreciation (depreciation)	(2,249,382)	(4,619,600)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	5,289,215	8,682,624

Net increase (decrease) in net assets resulting from operations	$6,530,039	$9,968,281

The accompanying notes are an integral part of the financial statements.

20

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$179,626	$206,631	$2,667,236
6,533,871	2,813,470	122,079	-	-	-

6,533,871	2,813,470	122,079	179,626	206,631	2,667,236

1,155,986	853,671	61,827	88,800	41,298	736,297
11,472	11,457	11,293	499	499	2,740
14,989	14,834	14,349	14,346	14,329	14,518
9,818	7,870	539	481	236	2,866
511	511	511	511	511	511
23,196	18,123	2,713	3,221	2,237	12,321
73,543	57,252	3,995	3,629	1,739	22,060

1,289,515	963,718	95,227	111,487	60,849	791,313

-	-	-	148,000	68,830	920,371

2,307,784	1,309,102	81,664	-	-	-
-	-	-	148,000	68,830	920,371

3,597,299	2,272,820	176,891	407,487	198,509	2,632,055

-	-	-	-	(5,786)	-

3,597,299	2,272,820	176,891	407,487	192,723	2,632,055

2,936,572	540,650	(54,812)	(227,861)	13,908	35,181

-	-	-	1,908,082	552,380	9,766,182
38,592,520	46,442,836	3,107,892	-	-	-
-	-	-	24,972,422	3,120,671	60,826,255
10,556,221	8,280,939	677,244	-	-	-

49,148,741	54,723,775	3,785,136	26,880,504	3,673,051	70,592,437

-	-	-	(20,251,590)	(1,061,078)	(64,016,932)
(11,330,720)	(17,586,609)	(623,142)	-	-	-

(11,330,720)	(17,586,609)	(623,142)	(20,251,590)	(1,061,078)	(64,016,932)

37,818,021	37,137,166	3,161,994	6,628,914	2,611,973	6,575,505

$40,754,593	$37,677,816	$3,107,182	$6,401,053	$2,625,881	$6,610,686

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,240,824	$9,748,029
Net realized gain (loss) on investment transactions	7,538,597	35,476,461
Net change in unrealized appreciation (depreciation) on investments	(2,249,382)	(22,033,023)

Net increase (decrease) in net assets resulting from operations	6,530,039	23,191,467

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(3,316,678)
Service Class	-	(7,634,184)

Total distributions from net investment income	-	(10,950,862)

From net realized gains:
Initial Class	-	(8,558,756)
Service Class	-	(21,713,529)

Total distributions from net realized gains	-	(30,272,285)

Net fund share transactions (Note 5):
Initial Class	(10,522,075)	(4,941,717)
Service Class	(1,853,924)	28,425,895

Increase (decrease) in net assets from fund share transactions	(12,375,999)	23,484,178

Total increase (decrease) in net assets	(5,845,960)	5,452,498
Net assets
Beginning of period	473,447,151	467,994,653

End of period	$467,601,191	$473,447,151

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$13,984,368	$12,743,544

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$1,285,657	$10,862,858	$2,936,572	$33,468,350	$540,650	$20,696,901
13,302,224	47,662,995	49,148,741	180,516,920	54,723,775	202,866,564
(4,619,600)	(29,577,365)	(11,330,720)	(103,221,483)	(17,586,609)	(131,625,524)

9,968,281	28,948,488	40,754,593	110,763,787	37,677,816	91,937,941

-	(3,493,205)	-	(7,789,127)	-	(10,171,624)
-	(7,749,627)	-	(25,050,379)	-	(13,443,525)

-	(11,242,832)	-	(32,839,506)	-	(23,615,149)

-	(10,148,367)	-	(27,413,258)	-	(54,601,309)
-	(25,073,115)	-	(99,204,242)	-	(84,318,527)

-	(35,221,482)	-	(126,617,500)	-	(138,919,836)

(13,026,508)	7,872,198	(17,198,264)	9,978,414	(23,412,113)	28,647,305
282,264	49,812,634	77,350,093	349,026,913	(8,483,258)	82,255,959

(12,744,244)	57,684,832	60,151,829	359,005,327	(31,895,371)	110,903,264

(2,775,963)	40,169,006	100,906,422	310,312,108	5,782,445	40,306,220

598,402,545	558,233,539	2,256,846,866	1,946,534,758	1,695,565,774	1,655,259,554

$595,626,582	$598,402,545	$2,357,753,288	$2,256,846,866	$1,701,348,219	$1,695,565,774

$16,503,945	$15,218,288	$36,221,326	$33,284,754	$38,377,453	$37,836,803

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(54,812)	$1,002,461
Net realized gain (loss) on investment transactions	3,785,136	16,175,218
Net change in unrealized appreciation (depreciation) on investments	(623,142)	(10,698,722)

Net increase (decrease) in net assets resulting from operations	3,107,182	6,478,957

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(602,090)
Service Class	-	(524,093)
Service Class I	-	-

Total distributions from net investment income	-	(1,126,183)

From net realized gains:
Initial Class	-	(4,842,596)
Service Class	-	(5,079,903)
Service Class I	-	-

Total distributions from net realized gains	-	(9,922,499)

Net fund share transactions (Note 5):
Initial Class	(973,573)	3,432,821
Service Class	3,602,319	13,802,672
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	2,628,746	17,235,493

Total increase (decrease) in net assets	5,735,928	12,665,768
Net assets
Beginning of period	120,707,089	108,041,321

End of period	$126,443,017	$120,707,089

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,353,865	$2,408,677

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Growth Fund		MML American Funds International Fund		MML American Funds Core Allocation Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$(227,861)	$842,597	$13,908	$505,794	$35,181	$10,438,955
26,880,504	7,372,634	3,673,051	1,279,794	70,592,437	19,404,007
(20,251,590)	(124,585)	(1,061,078)	(3,343,434)	(64,016,932)	17,450,415

6,401,053	8,090,646	2,625,881	(1,557,846)	6,610,686	47,293,377

-	-	-	-	-	-
-	-	-	-	-	-
-	(446,049)	-	(420,622)	-	(6,184,753)

-	(446,049)	-	(420,622)	-	(6,184,753)

-	-	-	-	-	-
-	-	-	-	-	-
-	(3,755,899)	-	(1,619,296)	-	(20,183,153)

-	(3,755,899)	-	(1,619,296)	-	(20,183,153)

-	-	-	-	-	-
-	-	-	-	-	-
4,330,352	13,870,736	2,904,653	6,484,094	67,070,893	125,165,626

4,330,352	13,870,736	2,904,653	6,484,094	67,070,893	125,165,626

10,731,405	17,759,434	5,530,534	2,886,330	73,681,579	146,091,097

111,926,525	94,167,091	51,341,397	48,455,067	696,607,763	550,516,666

$122,657,930	$111,926,525	$56,871,931	$51,341,397	$770,289,342	$696,607,763

$607,423	$835,284	$514,835	$500,927	$10,421,253	$10,386,072

25

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$10.94	$0.04	$0.12	$0.16	$-	$-	$-	$11.10	1.46%	[b]	$122,680	0.12%	[a]	0.70%	[a]
12/31/14	11.40	0.25	0.33	0.58	(0.29)	(0.75)	(1.04)	10.94	5.13%		131,214	0.13%		2.22%
12/31/13	10.81	0.25	0.93	1.18	(0.26)	(0.33)	(0.59)	11.40	11.32%		141,078	0.13%		2.19%
12/31/12	10.24	0.25	0.90	1.15	(0.21)	(0.37)	(0.58)	10.81	11.40%		140,899	0.13%		2.29%
12/31/11	10.82	0.21	0.06	0.27	(0.31)	(0.54)	(0.85)	10.24	2.57%		113,666	0.13%		2.00%
12/31/10	9.81	0.32	0.84	1.16	(0.15)	-	(0.15)	10.82	11.91%		101,461	0.13%		3.12%
Service Class
06/30/15[r]	$10.85	$0.03	$0.12	$0.15	$-	$-	$-	$11.00	1.38%	[b]	$344,922	0.37%	[a]	0.46%	[a]
12/31/14	11.32	0.23	0.31	0.54	(0.26)	(0.75)	(1.01)	10.85	4.83%		342,234	0.38%		2.01%
12/31/13	10.74	0.22	0.93	1.15	(0.24)	(0.33)	(0.57)	11.32	11.07%		326,916	0.38%		1.96%
12/31/12	10.18	0.22	0.90	1.12	(0.19)	(0.37)	(0.56)	10.74	11.15%		295,560	0.38%		2.05%
12/31/11	10.77	0.19	0.04	0.23	(0.28)	(0.54)	(0.82)	10.18	2.28%		231,334	0.38%		1.75%
12/31/10	9.78	0.29	0.83	1.12	(0.13)	-	(0.13)	10.77	11.59%		196,487	0.38%		2.87%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate[x]	21%	33%	33%	18%	20%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Balanced Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$11.23	$0.03	$0.17		$0.20	$-	$-	$-	$11.43	1.78%	[b]	$157,470	0.12%	[a]	0.60%	[a]
12/31/14	11.58	0.24	0.38		0.62	(0.25)	(0.72)	(0.97)	11.23	5.35%		167,530	0.12%		2.05%
12/31/13	10.85	0.23	1.29		1.52	(0.28)	(0.51)	(0.79)	11.58	14.49%		164,583	0.13%		1.99%
12/31/12	10.06	0.22	1.01		1.23	(0.19)	(0.25)	(0.44)	10.85	12.40%		148,872	0.13%		2.08%
12/31/11	10.34	0.18	(0.00)[d]		0.18	(0.27)	(0.19)	(0.46)	10.06	1.73%		126,438	0.13%		1.76%
12/31/10	9.31	0.26	0.91		1.17	(0.14)	-	(0.14)	10.34	12.73%		130,142	0.13%		2.71%
Service Class
06/30/15[r]	$11.16	$0.02	$0.16		$0.18	$-	$-	$-	$11.34	1.61%	[b]	$438,156	0.37%	[a]	0.37%	[a]
12/31/14	11.52	0.21	0.37		0.58	(0.22)	(0.72)	(0.94)	11.16	5.07%		430,872	0.37%		1.81%
12/31/13	10.80	0.20	1.28		1.48	(0.25)	(0.51)	(0.76)	11.52	14.23%		393,650	0.38%		1.75%
12/31/12	10.02	0.19	1.01		1.20	(0.17)	(0.25)	(0.42)	10.80	12.12%		312,268	0.38%		1.83%
12/31/11	10.30	0.16	0.00	[d]	0.16	(0.25)	(0.19)	(0.44)	10.02	1.54%		249,453	0.38%		1.51%
12/31/10	9.28	0.24	0.91		1.15	(0.13)	-	(0.13)	10.30	12.49%		219,161	0.38%		2.46%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate[x]	19%	23%	22%	21%	12%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$11.83	$0.03	$0.20	$0.23	$-	$-	$-	$12.06	1.94%	[b]	$457,807	0.11%	[a]	0.44%	[a]
12/31/14	12.10	0.21	0.47	0.68	(0.21)	(0.74)	(0.95)	11.83	5.61%		465,943	0.11%		1.76%
12/31/13	10.96	0.20	1.66	1.86	(0.21)	(0.51)	(0.72)	12.10	17.57%		465,692	0.12%		1.74%
12/31/12	10.04	0.20	1.11	1.31	(0.16)	(0.23)	(0.39)	10.96	13.17%		410,035	0.12%		1.82%
12/31/11	10.16	0.16	(0.06)	0.10	(0.21)	(0.01)	(0.22)	10.04	1.00%		365,793	0.12%		1.55%
12/31/10	9.08	0.22	0.99	1.21	(0.13)	-	(0.13)	10.16	13.48%		382,041	0.12%		2.30%
Service Class
06/30/15[r]	$11.74	$0.01	$0.20	$0.21	$-	$-	$-	$11.95	1.79%	[b]	$1,899,946	0.36%	[a]	0.21%	[a]
12/31/14	12.02	0.19	0.46	0.65	(0.19)	(0.74)	(0.93)	11.74	5.37%		1,790,903	0.36%		1.55%
12/31/13	10.89	0.18	1.65	1.83	(0.19)	(0.51)	(0.70)	12.02	17.37%		1,480,843	0.37%		1.51%
12/31/12	9.99	0.17	1.10	1.27	(0.14)	(0.23)	(0.37)	10.89	12.82%		1,060,743	0.37%		1.60%
12/31/11	10.12	0.13	(0.06)	0.07	(0.19)	(0.01)	(0.20)	9.99	0.73%		780,302	0.37%		1.31%
12/31/10	9.05	0.19	0.99	1.18	(0.11)	-	(0.11)	10.12	13.24%		622,603	0.37%		2.07%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate[x]	17%	19%	19%	18%	12%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$11.28	$0.01	$0.25	$0.26	$-	$-	$-	$11.54	2.30%	[b]	$652,791	0.11%	[a]	0.22%	[a]
12/31/14	11.80	0.16	0.52	0.68	(0.19)	(1.01)	(1.20)	11.28	5.77%		660,986	0.11%		1.39%
12/31/13	10.66	0.16	2.13	2.29	(0.21)	(0.94)	(1.15)	11.80	22.64%		659,823	0.12%		1.36%
12/31/12	9.53	0.15	1.22	1.37	(0.14)	(0.10)	(0.24)	10.66	14.49%		559,044	0.12%		1.43%
12/31/11	9.75	0.12	(0.16)	(0.04)	(0.18)	-	(0.18)	9.53	(0.41%	)	518,216	0.12%		1.23%
12/31/10	8.59	0.15	1.11	1.26	(0.10)	-	(0.10)	9.75	14.92%		538,363	0.12%		1.68%
Service Class
06/30/15[r]	$11.22	$(0.00)[d]	$0.24	$0.24	$-	$-	$-	$11.46	2.14%	[b]	$1,048,557	0.36%	[a]	(0.03%	)[a]
12/31/14	11.74	0.13	0.52	0.65	(0.16)	(1.01)	(1.17)	11.22	5.56%		1,034,580	0.36%		1.14%
12/31/13	10.62	0.13	2.11	2.24	(0.18)	(0.94)	(1.12)	11.74	22.25%		995,436	0.37%		1.11%
12/31/12	9.49	0.12	1.23	1.35	(0.12)	(0.10)	(0.22)	10.62	14.28%		826,960	0.37%		1.18%
12/31/11	9.71	0.10	(0.16)	(0.06)	(0.16)	-	(0.16)	9.49	(0.63%	)	745,526	0.37%		0.98%
12/31/10	8.57	0.13	1.10	1.23	(0.09)	-	(0.09)	9.71	14.54%		755,101	0.37%		1.45%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate[x]	16%	25%	22%	27%	12%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Aggressive Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$11.86	$0.00	[d]	$0.32	$0.32	$-	$-	$-	$12.18	2.70%	[b]	$58,563	0.15%	[a]	N/A		0.04%	[a]
12/31/14	12.38	0.12		0.60	0.72	(0.14)	(1.10)	(1.24)	11.86	5.85%		57,996	0.17%		N/A		0.98%
12/31/13	10.47	0.11		2.65	2.76	(0.14)	(0.71)	(0.85)	12.38	27.39%		56,721	0.19%		0.19%	[l]	0.94%
12/31/12	9.12	0.10		1.33	1.43	(0.08)	-	(0.08)	10.47	15.73%		45,399	0.20%		0.20%	[k]	0.98%
12/31/11	9.40	0.08		(0.26)	(0.18)	(0.10)	-	(0.10)	9.12	(1.86%	)	40,085	0.19%		N/A		0.81%
12/31/10	8.20	0.09		1.21	1.30	(0.10)	-	(0.10)	9.40	16.05%		41,787	0.21%		0.20%		1.08%
Service Class
06/30/15[r]	$11.76	$(0.01)		$0.31	$0.30	$-	$-	$-	$12.06	2.55%	[b]	$67,880	0.40%	[a]	N/A		(0.20%	)[a]
12/31/14	12.29	0.09		0.59	0.68	(0.11)	(1.10)	(1.21)	11.76	5.61%		62,711	0.42%		N/A		0.77%
12/31/13	10.40	0.08		2.64	2.72	(0.12)	(0.71)	(0.83)	12.29	27.15%		51,320	0.44%		0.44%	[l]	0.74%
12/31/12	9.07	0.07		1.32	1.39	(0.06)	-	(0.06)	10.40	15.35%		34,472	0.45%		0.45%	[k]	0.72%
12/31/11	9.35	0.05		(0.24)	(0.19)	(0.09)	-	(0.09)	9.07	(2.03%	)	28,803	0.44%		N/A		0.59%
12/31/10	8.16	0.07		1.20	1.27	(0.08)	-	(0.08)	9.35	15.83%		22,669	0.46%		0.45%		0.86%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate[x]	17%	31%	27%	35%	20%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/15[r]	$14.67	$(0.03)	$0.86	$0.83	$-	$-	$-	$15.50	5.66%	[b]	$122,658	0.69%	[a]	0.69%	[a,l]	(0.39%	)[a]
12/31/14	14.14	0.12	1.00	1.12	(0.06)	(0.53)	(0.59)	14.67	7.99%		111,927	0.70%		0.70%	[l]	0.83%
12/31/13	11.16	0.07	3.19	3.26	(0.04)	(0.24)	(0.28)	14.14	29.56%		94,167	0.70%		0.70%	[k]	0.55%
12/31/12	9.61	0.05	1.62	1.67	(0.02)	(0.10)	(0.12)	11.16	17.41%		66,069	0.74%		0.70%		0.44%
12/31/11	10.32	0.03	(0.51)	(0.48)	(0.03)	(0.20)	(0.23)	9.61	(4.74%	)	49,279	0.77%		0.70%		0.26%
12/31/10	8.80	0.04	1.55	1.59	(0.02)	(0.05)	(0.07)	10.32	18.16%		37,761	0.81%		0.70%		0.43%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate[x]	3%	4%	8%	6%	3%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

31

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds International Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/15[r]	$10.48	$0.00	[d]	$0.54	$0.54	$-	$-	$-	$11.02	5.15%	[b]	$56,872	0.72%	[a]	0.70%	[a]	0.05%	[a]
12/31/14	11.27	0.11		(0.43)	(0.32)	(0.10)	(0.37)	(0.47)	10.48	(3.09%	)	51,341	0.73%		0.70%		1.02%
12/31/13	9.62	0.10		1.88	1.98	(0.10)	(0.23)	(0.33)	11.27	21.09%		48,455	0.74%		0.70%		0.98%
12/31/12	8.44	0.10		1.34	1.44	(0.12)	(0.14)	(0.26)	9.62	17.38%		38,624	0.79%		0.70%		1.11%
12/31/11	10.22	0.14		(1.60)	(1.46)	(0.13)	(0.19)	(0.32)	8.44	(14.36%	)	31,801	0.81%		0.70%		1.49%
12/31/10	9.79	0.17		0.47	0.64	(0.08)	(0.13)	(0.21)	10.22	6.82%		31,337	0.83%		0.70%		1.78%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate[x]	2%	6%	8%	10%	6%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

32

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/15[r]	$12.72	$0.00	[d]	$0.14	$0.14	$-	$-	$-	$12.86	1.10%	[b]	$770,289	0.71%	[a]	N/A		0.01%	[a]
12/31/14	12.28	0.21		0.78	0.99	(0.13)	(0.42)	(0.55)	12.72	8.05%		696,608	0.72%		N/A		1.71%
12/31/13	10.72	0.19		1.73	1.92	(0.15)	(0.21)	(0.36)	12.28	18.30%		550,517	0.72%		0.72%	[l]	1.68%
12/31/12	10.00	0.17		0.99	1.16	(0.16)	(0.28)	(0.44)	10.72	11.70%		422,997	0.73%		0.73%	[l]	1.63%
12/31/11	10.21	0.18		(0.20)	(0.02)	(0.15)	(0.04)	(0.19)	10.00	(0.16%	)	356,240	0.75%		N/A		1.77%
12/31/10	9.56	0.18		0.67	0.85	(0.13)	(0.07)	(0.20)	10.21	9.17%		325,337	0.76%		0.75%		1.89%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate[x]	2%	3%	8%	8%	13%	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

33

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets primarily in shares of various funds advised by MML Investment Advisers, LLC (“MML Advisers”) or its affiliate. The Allocation Funds may also invest in non-affiliated funds. The financial statements of other series of the Trust, the applicable series of the MML Series Investment Fund II (which are advised by MML Advisers), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the series of the Trust, MML Series Investment Fund II, Oppenheimer Funds, or any non-affiliated funds in which the shares are invested.

American Funds Growth Fund and American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2015, the American Funds Growth Fund and American Funds International Fund owned 0.54% and 0.70% of the Growth and International Master Funds, respectively. The American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

34

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Master Fund or underlying funds. Shares of the Master Fund and underlying funds are valued at their closing net asset values as reported on each business day.

Certain underlying funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the underlying funds or Master Funds, as applicable, explain the valuation methods for the underlying funds or Master Funds, including the circumstances under which the underlying funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC EDGAR database on its Internet site at www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of June 30, 2015. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the

35

Notes to Financial Statements (Unaudited) (Continued)

existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain underlying funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

36

Notes to Financial Statements (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Conservative Allocation Fund	0.10%	Aggressive Allocation Fund	0.10%
Balanced Allocation Fund	0.10%	American Funds Growth Fund	0.15%
Moderate Allocation Fund	0.10%	American Funds International Fund	0.15%
Growth Allocation Fund	0.10%	American Funds Core Allocation Fund	0.20%

Administration Fees

For the American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund, under separate administrative and shareholder services agreements between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the class specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
American Funds Growth Fund	0.25%
American Funds International Fund	0.25%
American Funds Core Allocation Fund	0.25%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Master Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

Service Class I
American Funds Growth Fund*	0.70%
American Funds International Fund*	0.70%

#	Master Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2016.

37

Notes to Financial Statements (Unaudited) (Continued)

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities or investments in Master Funds (excluding short-term investments) for the period ended June 30, 2015, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$-	$100,597,868	$-	$109,741,922
Balanced Allocation Fund	-	115,972,112	-	124,367,094
Moderate Allocation Fund	-	477,449,605	-	403,684,069
Growth Allocation Fund	-	275,039,127	-	298,075,129
Aggressive Allocation Fund	-	24,644,521	-	21,392,915
American Funds Growth Fund	-	32,539,794	-	3,455,635
American Funds International Fund	-	7,401,277	-	1,357,981
American Funds Core Allocation Fund	-	146,379,455	-	18,352,594

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Conservative Allocation Fund Initial Class
Sold	676,492	$7,513,551	2,112,131	$23,846,397
Issued as reinvestment of dividends	-	-	1,088,491	11,875,434
Redeemed	(1,617,594)	(18,035,626)	(3,587,170)	(40,663,548)

Net increase (decrease)	(941,102)	$(10,522,075)	(386,548)	$(4,941,717)

Conservative Allocation Fund Service Class
Sold	1,812,695	$20,051,502	4,651,064	$51,932,797
Issued as reinvestment of dividends	-	-	2,709,853	29,347,713
Redeemed	(1,982,866)	(21,905,426)	(4,720,909)	(52,854,615)

Net increase (decrease)	(170,171)	$(1,853,924)	2,640,008	$28,425,895

38

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Balanced Allocation Fund Initial Class
Sold	313,237	$3,586,029	1,232,264	$14,334,033
Issued as reinvestment of dividends	-	-	1,219,086	13,641,572
Redeemed	(1,452,832)	(16,612,537)	(1,744,750)	(20,103,407)

Net increase (decrease)	(1,139,595)	$(13,026,508)	706,600	$7,872,198

Balanced Allocation Fund Service Class
Sold	1,688,638	$19,254,228	3,947,500	$45,132,445
Issued as reinvestment of dividends	-	-	2,951,685	32,822,742
Redeemed	(1,671,351)	(18,971,964)	(2,462,441)	(28,142,553)

Net increase (decrease)	17,287	$282,264	4,436,744	$49,812,634

Moderate Allocation Fund Initial Class
Sold	946,449	$11,429,247	2,320,547	$27,998,154
Issued as reinvestment of dividends	-	-	2,985,783	35,202,385
Redeemed	(2,363,622)	(28,627,511)	(4,409,998)	(53,222,125)

Net increase (decrease)	(1,417,173)	$(17,198,264)	896,332	$9,978,414

Moderate Allocation Fund Service Class
Sold	8,122,517	$97,568,369	21,621,081	$259,141,484
Issued as reinvestment of dividends	-	-	10,610,984	124,254,621
Redeemed	(1,690,189)	(20,218,276)	(2,874,675)	(34,369,192)

Net increase (decrease)	6,432,328	$77,350,093	29,357,390	$349,026,913

Growth Allocation Fund Initial Class
Sold	854,459	$9,864,631	2,037,865	$23,891,204
Issued as reinvestment of dividends	-	-	5,767,848	64,772,933
Redeemed	(2,879,137)	(33,276,744)	(5,151,777)	(60,016,832)

Net increase (decrease)	(2,024,678)	$(23,412,113)	2,653,936	$28,647,305

Growth Allocation Fund Service Class
Sold	1,345,940	$15,437,586	3,641,064	$41,825,560
Issued as reinvestment of dividends	-	-	8,744,370	97,762,052
Redeemed	(2,083,906)	(23,920,844)	(4,961,969)	(57,331,653)

Net increase (decrease)	(737,966)	$(8,483,258)	7,423,465	$82,255,959

Aggressive Allocation Fund Initial Class
Sold	203,122	$2,475,468	523,477	$6,383,805
Issued as reinvestment of dividends	-	-	461,023	5,444,686
Redeemed	(284,564)	(3,449,041)	(676,706)	(8,395,670)

Net increase (decrease)	(81,442)	$(973,573)	307,794	$3,432,821

Aggressive Allocation Fund Service Class
Sold	491,492	$5,973,855	1,045,467	$12,696,529
Issued as reinvestment of dividends	-	-	478,157	5,603,996
Redeemed	(196,089)	(2,371,536)	(366,062)	(4,497,853)

Net increase (decrease)	295,403	$3,602,319	1,157,562	$13,802,672

American Funds Growth Fund Service Class I
Sold	617,692	$9,418,132	1,182,031	$16,969,319
Issued as reinvestment of dividends	-	-	289,390	4,201,948
Redeemed	(331,162)	(5,087,780)	(504,045)	(7,300,531)

Net increase (decrease)	286,530	$4,330,352	967,376	$13,870,736

39

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

American Funds International Fund Service Class I
Sold	443,262	$4,935,592	766,614	$8,359,495
Issued as reinvestment of dividends	-	-	184,274	2,039,918
Redeemed	(184,426)	(2,030,939)	(351,053)	(3,915,319)

Net increase (decrease)	258,836	$2,904,653	599,835	$6,484,094

American Funds Core Allocation Fund Service Class I
Sold	6,159,164	$79,888,205	9,571,220	$120,895,852
Issued as reinvestment of dividends	-	-	2,087,720	26,367,906
Redeemed	(987,671)	(12,817,312)	(1,751,227)	(22,098,132)

Net increase (decrease)	5,171,493	$67,070,893	9,907,713	$125,165,626

6.	Federal Income Tax Information

At June 30, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$453,996,611	$20,045,400	$(6,086,109)	$13,959,291
Balanced Allocation Fund	562,744,305	40,283,954	(6,962,107)	33,321,847
Moderate Allocation Fund	2,201,759,352	181,472,096	(23,776,796)	157,695,300
Growth Allocation Fund	1,494,659,043	219,587,007	(11,780,047)	207,806,960
Aggressive Allocation Fund	116,439,359	11,189,489	(1,092,679)	10,096,810
American Funds Growth Fund	112,776,603	10,034,373	-	10,034,373
American Funds International Fund	50,240,044	6,713,895	-	6,713,895
American Funds Core Allocation Fund	696,486,813	76,627,139	(1,929,353)	74,697,786

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2014, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2014, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Conservative Allocation Fund	$11,109,037	$30,114,110	$-
Balance Allocation Fund	11,336,038	35,128,276	-
Moderate Allocation Fund	33,338,544	126,118,462	-
Growth Allocation Fund	23,848,590	138,686,395	-
Aggressive Allocation Fund	1,151,808	9,896,874	-
American Funds Growth Fund	446,049	3,755,899	-
American Funds International Fund	420,622	1,619,296	-
American Funds Core Allocation Fund	6,184,753	20,183,153	-

40

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2014:

Amount
Conservative Allocation Fund	$216,670
Balanced Allocation Fund	316,430
Moderate Allocation Fund	1,114,739
Growth Allocation Fund	1,225,319
Aggressive Allocation Fund	87,117
American Funds International Fund	101,698
American Funds Core Allocation Fund	112,802

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2014, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$13,013,617	$32,412,325	$(62,207)	$15,621,383
Balanced Allocation Fund	15,528,079	42,625,504	(73,838)	37,753,605
Moderate Allocation Fund	52,555,824	160,201,692	(234,641)	168,366,934
Growth Allocation Fund	38,564,596	180,216,328	(239,767)	224,530,840
Aggressive Allocation Fund	2,510,506	14,613,232	(13,882)	10,532,529
American Funds Growth Fund	845,291	7,362,455	(10,007)	30,257,186
American Funds International Fund	507,010	1,269,666	(6,084)	7,763,922
American Funds Core Allocation Fund	10,454,324	19,403,998	(68,251)	138,420,092

The Funds did not have any unrecognized tax benefits at June 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2015, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2015, was as follows:

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,108,468	55,992	154,086	1,010,374	$18,378,695	$-	$-	$1,016,715
MML Dynamic Bond Fund, Class II	-	5,919,379	-	5,919,379	58,601,855	-	-	-
MML Equity Income Fund, Initial Class	1,305,812	47,474	200,596	1,152,690	15,768,801	-	-	1,127,613
MML Focused Equity Fund, Class II	426,033	24,307	64,030	386,310	6,123,011	-	-	282,017
MML Foreign Fund, Initial Class	680,114	239,780	34,508	885,386	9,588,730	-	-	40,396
MML Fundamental Growth Fund, Class II	862,515	32,215	116,715	778,015	11,911,411	-	-	460,657

41

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Fundamental Value Fund, Class II	1,051,603	61,670	94,038	1,019,235	$16,674,690	$-	$-	$577,365
MML Global Fund, Class I	753,705	212,774	101,423	865,056	11,219,778	-	-	525,422
MML High Yield Fund, Class II	1,856,018	41,478	57,483	1,840,013	18,712,933	311,489	106,189	(19,133)
MML Income & Growth Fund, Initial Class	849,973	103,490	71,526	881,937	10,865,468	-	-	229,122
MML Inflation-Protected and Income Fund, Initial Class	1,833,931	106,271	105,068	1,835,134	18,773,424	2,801	-	(131,761)
MML International Equity Fund, Class II	781,144	243,894	42,403	982,635	9,570,867	-	-	(15,192)
MML Large Cap Growth Fund, Initial Class	910,651	36,396	136,846	810,201	11,901,856	-	-	613,995
MML Managed Bond Fund, Initial Class	10,091,028	713,456	2,558,779	8,245,705	104,698,106	912,325	530,402	(583,412)
MML Managed Volatility Fund, Initial Class	647,599	-	647,599	-	-	-	-	(61,874)
MML Mid Cap Growth Fund, Initial Class	489,785	62,969	49,632	503,122	8,915,329	-	-	214,173
MML Mid Cap Value Fund, Initial Class	799,616	91,127	60,451	830,292	10,976,458	-	-	144,948
MML Short-Duration Bond Fund, Class II	2,318,005	13,627	457,337	1,874,295	18,611,747	135,046	-	(91,621)
MML Small Cap Growth Equity Fund, Initial Class	238,652	6,770	109,024	136,398	2,609,603	-	-	228,394
MML Small Company Value Fund, Class II	317,539	11,454	22,721	306,272	5,427,142	-	-	52,751
MML Small/Mid Cap Value Fund, Initial Class	234,751	6,512	79,886	161,377	2,417,425	-	-	139,823
MML Total Return Bond Fund, Class II	5,752,757	161,368	1,533,880	4,380,245	46,561,999	-	-	705,809
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	35,830	8,705	3,739	40,796	3,228,997	-	271,446	46,306
Oppenheimer Global Fund/VA, Non-Service Shares*	180,730	70,464	35,775	215,419	8,685,710	113,287	564,780	454,681
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	2,359,705	704,390	-	3,064,095	30,732,877	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	3,912,966	78,368	3,991,334	-	-	396,540	-	(579,114)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,030,603	947,754	895,101	3,083,256	6,998,990	84,785	517,488	170,212

					$467,955,902	$1,956,273	$1,990,305	$5,548,292

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,672,364	37,898	208,260	1,502,002	$27,321,408	$-	$-	$1,828,381
MML Dynamic Bond Fund, Class II	-	6,214,188	-	6,214,188	61,520,459	-	-	-
MML Equity Income Fund, Initial Class	1,761,921	39,767	238,528	1,563,160	21,384,024	-	-	1,272,776
MML Focused Equity Fund, Class II	779,283	32,514	95,955	715,842	11,346,094	-	-	450,106
MML Foreign Fund, Initial Class	1,184,484	395,121	74,741	1,504,864	16,297,673	-	-	146,006
MML Fundamental Growth Fund, Class II	1,285,251	30,432	179,376	1,136,307	17,396,864	-	-	740,824
MML Fundamental Value Fund, Class II	1,455,693	44,127	94,023	1,405,797	22,998,838	-	-	419,837
MML Global Fund, Class I	1,119,769	290,204	111,386	1,298,587	16,842,677	-	-	530,119
MML High Yield Fund, Class II	2,009,508	54,851	17,361	2,046,998	20,817,965	337,250	114,970	(5,757)
MML Income & Growth Fund, Initial Class	1,466,044	147,268	127,115	1,486,197	18,309,952	-	-	443,226
MML Inflation-Protected and Income Fund, Initial Class	2,027,046	105,100	90,092	2,042,054	20,890,208	3,091	-	(34,075)
MML International Equity Fund, Class II	1,365,174	398,162	90,481	1,672,855	16,293,610	-	-	(31,093)
MML Large Cap Growth Fund, Initial Class	1,350,440	45,619	212,871	1,183,188	17,381,034	-	-	1,062,521
MML Managed Bond Fund, Initial Class	10,638,276	573,095	2,771,147	8,440,224	107,167,972	954,141	554,713	135,191
MML Managed Volatility Fund, Initial Class	1,000,281	5,151	1,005,432	-	-	-	-	(89,172)
MML Mid Cap Growth Fund, Initial Class	989,339	30,785	101,765	918,359	16,273,320	-	-	653,967
MML Mid Cap Value Fund, Initial Class	1,325,557	81,643	83,587	1,323,613	17,498,166	-	-	247,131
MML Short-Duration Bond Fund, Class II	2,514,332	33,972	314,196	2,234,108	22,184,689	146,039	-	(74,178)
MML Small Cap Growth Equity Fund, Initial Class	408,657	7,164	164,922	250,899	4,800,262	-	-	450,995
MML Small Company Value Fund, Class II	462,499	8,947	26,985	444,461	7,875,850	-	-	(1,869)
MML Small/Mid Cap Value Fund, Initial Class	410,739	7,421	94,939	323,221	4,841,855	-	-	165,682
MML Total Return Bond Fund, Class II	5,910,819	111,522	1,261,052	4,761,289	50,612,507	-	-	892,849
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	70,294	11,409	7,307	74,396	5,888,471	-	505,703	74,007
Oppenheimer Global Fund/VA, Non-Service Shares*	307,582	126,236	84,658	349,160	14,078,149	172,417	859,566	917,790

42

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund (Continued)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	2,919,619	1,296,178	-	4,215,797	$42,284,439	$-	$-	$-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	3,999,649	79,840	4,079,489	-	-	403,991	-	(644,856)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	5,346,658	1,919,533	1,204,664	6,061,527	13,759,666	166,457	1,015,981	700,883

					$596,066,152	$2,183,386	$3,050,933	$10,251,291

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,469,514	256,280	769,159	6,956,635	$126,541,195	$-	$-	$6,810,709
MML Dynamic Bond Fund, Class II	-	19,677,786	-	19,677,786	194,810,084	-	-	-
MML Equity Income Fund, Initial Class	6,690,847	526,637	537,697	6,679,787	91,379,484	-	-	2,917,395
MML Focused Equity Fund, Class II	4,049,828	501,709	341,441	4,210,096	66,730,023	-	-	1,623,119
MML Foreign Fund, Initial Class	4,619,959	2,620,175	125,272	7,114,862	77,053,950	-	-	337,589
MML Fundamental Growth Fund, Class II	5,840,289	193,190	915,215	5,118,264	78,360,625	-	-	3,674,865
MML Fundamental Value Fund, Class II	5,753,191	392,235	130,062	6,015,364	98,411,362	-	-	742,970
MML Global Fund, Class I	7,253,182	1,058,183	850,366	7,460,999	96,769,161	-	-	4,913,833
MML High Yield Fund, Class II	6,081,792	246,694	-	6,328,486	64,360,699	1,020,689	347,958	-
MML Income & Growth Fund, Initial Class	6,201,946	375,320	287,662	6,289,604	77,487,918	-	-	1,032,648
MML Inflation-Protected and Income Fund, Initial Class	6,555,075	443,548	71,183	6,927,440	70,867,711	10,310	-	(47,144)
MML International Equity Fund, Class II	5,300,929	2,702,893	94,963	7,908,859	77,032,285	-	-	(27,343)
MML Large Cap Growth Fund, Initial Class	6,137,665	201,510	1,008,890	5,330,285	78,301,887	-	-	5,132,868
MML Managed Bond Fund, Initial Class	32,590,196	2,431,352	8,777,977	26,243,571	333,222,236	3,049,990	1,773,185	540,420
MML Managed Volatility Fund, Initial Class	4,503,232	90,261	4,593,493	-	-	-	-	(328,528)
MML Mid Cap Growth Fund, Initial Class	4,635,039	301,668	395,091	4,541,616	80,477,433	-	-	3,059,025
MML Mid Cap Value Fund, Initial Class	6,305,478	490,492	219,145	6,576,825	86,945,624	-	-	529,644
MML Short-Duration Bond Fund, Class II	7,627,141	420,404	346,858	7,700,687	76,467,817	464,417	-	(101,170)
MML Small Cap Growth Equity Fund, Initial Class	1,870,987	51,054	739,489	1,182,552	22,624,887	-	-	1,940,300
MML Small Company Value Fund, Class II	2,331,749	67,930	82,417	2,317,262	41,061,887	-	-	88,332
MML Small/Mid Cap Value Fund, Initial Class	1,864,400	50,870	521,337	1,393,933	20,881,110	-	-	1,046,838
MML Strategic Emerging Markets Fund, Class II	4,014,300	597,252	122,369	4,489,183	42,871,700	-	-	(124,475)
MML Total Return Bond Fund, Class II	17,821,385	506,611	3,315,255	15,012,741	159,585,439	-	-	2,421,583
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	319,778	69,604	20,732	368,650	29,178,621	-	2,514,703	202,226
Oppenheimer Global Fund/VA, Non-Service Shares*	1,037,262	408,155	115,620	1,329,797	53,617,433	632,409	3,152,809	1,400,039
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	10,946,823	6,847,137	-	17,793,960	178,473,415	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	9,723,403	178,384	9,901,787	-	-	902,621	-	(1,307,209)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	17,855,247	6,027,236	8,049,591	15,832,892	35,940,666	453,435	2,767,566	2,113,986

					$2,359,454,652	$6,533,871	$10,556,221	$38,592,520

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,943,503	65,761	560,607	6,448,657	$117,301,073	$-	$-	$4,683,119
MML Dynamic Bond Fund, Class II	-	8,674,132	-	8,674,132	85,873,910	-	-	-
MML Equity Income Fund, Initial Class	5,747,051	256,220	626,447	5,376,824	73,554,957	-	-	3,445,280
MML Focused Equity Fund, Class II	4,410,908	261,783	471,424	4,201,267	66,590,081	-	-	2,260,528
MML Foreign Fund, Initial Class	4,702,623	1,932,457	314,717	6,320,363	68,449,535	-	-	758,608
MML Fundamental Growth Fund, Class II	5,462,334	43,354	777,828	4,727,860	72,383,538	-	-	3,197,976
MML Fundamental Value Fund, Class II	4,909,630	163,884	232,623	4,840,891	79,196,981	-	-	1,566,180
MML Global Fund, Class I	6,544,819	1,671,859	876,795	7,339,883	95,198,287	-	-	5,959,288
MML High Yield Fund, Class II	1,699,715	37,984	66,657	1,671,042	16,994,499	285,258	97,246	(18,829)
MML Income & Growth Fund, Initial Class	4,593,643	214,859	351,851	4,456,651	54,905,937	-	-	1,220,172

43

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML Inflation-Protected and Income Fund, Initial Class	6,199,487	275,509	172,861	6,302,135	$64,470,841	$9,556	$-	$(45,582)
MML International Equity Fund, Class II	5,397,692	1,868,731	240,398	7,026,025	68,433,482	-	-	(70,007)
MML Large Cap Growth Fund, Initial Class	5,731,581	45,447	853,513	4,923,515	72,326,431	-	-	4,681,188
MML Managed Bond Fund, Initial Class	15,187,866	332,994	5,722,656	9,798,204	124,410,635	1,366,403	794,391	216,677
MML Managed Volatility Fund, Initial Class	4,282,220	13,789	4,296,009	-	-	-	-	(379,254)
MML Mid Cap Growth Fund, Initial Class	4,778,861	203,343	513,524	4,468,680	79,185,008	-	-	4,906,504
MML Mid Cap Value Fund, Initial Class	6,102,725	93,512	508,116	5,688,121	75,196,957	-	-	3,096,481
MML Short-Duration Bond Fund, Class II	4,208,966	384,407	282,953	4,310,420	42,802,473	265,327	-	(21,599)
MML Small Cap Growth Equity Fund, Initial Class	1,897,224	12,330	807,402	1,102,152	21,086,646	-	-	2,370,937
MML Small Company Value Fund, Class II	2,137,814	14,589	101,051	2,051,352	36,349,952	-	-	244,341
MML Small/Mid Cap Value Fund, Initial Class	1,838,275	12,215	201,892	1,648,598	24,696,003	-	-	371,535
MML Strategic Emerging Markets Fund, Class II	4,473,421	498,895	276,245	4,696,071	44,847,482	-	-	(356,122)
MML Total Return Bond Fund, Class II	8,276,281	52,975	1,476,113	6,853,143	72,848,905	-	-	1,223,572
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	324,794	70,776	30,142	365,428	28,923,648	-	2,531,441	251,823
Oppenheimer Global Fund/VA, Non-Service Shares*	796,419	491,039	227,389	1,060,069	42,741,991	496,840	2,476,945	2,580,833
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	8,331,471	5,909,966	-	14,241,437	142,841,618	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	3,289	-	3,289	-	-	-	-	(125)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	18,560,470	2,303,240	7,271,140	13,592,570	30,855,133	390,086	2,380,916	4,299,312

					$1,702,466,003	$2,813,470	$8,280,939	$46,442,836

Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	564,279	30,208	44,411	550,076	$10,005,876	$-	$-	$361,101
MML Dynamic Bond Fund, Class II	-	225,810	-	225,810	2,235,516	-	-	-
MML Equity Income Fund, Initial Class	458,450	46,658	46,314	458,794	6,276,305	-	-	240,583
MML Focused Equity Fund, Class II	366,280	40,937	40,337	366,880	5,815,043	-	-	194,171
MML Foreign Fund, Initial Class	453,685	151,313	14,686	590,312	6,393,079	-	-	15,563
MML Fundamental Growth Fund, Class II	453,726	25,934	76,173	403,487	6,177,380	-	-	313,102
MML Fundamental Value Fund, Class II	390,143	45,305	23,010	412,438	6,747,480	-	-	107,340
MML Global Fund, Class I	499,894	193,268	68,738	624,424	8,098,774	-	-	393,343
MML High Yield Fund, Class II	5,880	-	5,880	-	-	-	-	(5,263)
MML Income & Growth Fund, Initial Class	381,619	48,710	47,158	383,171	4,720,671	-	-	162,661
MML Inflation-Protected and Income Fund, Initial Class	291,882	30,848	9,149	313,581	3,207,936	459	-	(7,066)
MML International Equity Fund, Class II	520,644	149,900	14,652	655,892	6,388,390	-	-	(5,915)
MML Large Cap Growth Fund, Initial Class	475,358	26,468	81,660	420,166	6,172,237	-	-	352,799
MML Managed Bond Fund, Initial Class	333,211	38,052	169,156	202,107	2,566,208	31,716	18,440	(42,149)
MML Managed Volatility Fund, Initial Class	363,799	5,654	369,453	-	-	-	-	(28,867)
MML Mid Cap Growth Fund, Initial Class	429,121	38,178	43,691	423,608	7,506,334	-	-	299,571
MML Mid Cap Value Fund, Initial Class	557,787	27,568	46,595	538,760	7,122,405	-	-	151,392
MML Short-Duration Bond Fund, Class II	242,510	25,653	9,943	258,220	2,564,128	15,538	-	(1,935)
MML Small Cap Growth Equity Fund, Initial Class	176,916	8,182	80,972	104,126	1,992,166	-	-	117,265
MML Small Company Value Fund, Class II	195,361	10,125	9,521	195,965	3,472,496	-	-	4,057
MML Small/Mid Cap Value Fund, Initial Class	163,877	8,272	15,591	156,558	2,345,239	-	-	31,004
MML Strategic Emerging Markets Fund, Class II	419,279	74,251	26,202	467,328	4,462,983	-	-	(25,622)
MML Total Return Bond Fund, Class II	173,768	8,673	31,558	150,883	1,603,889	-	-	(5,169)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	30,702	9,687	4,543	35,846	2,837,250	-	251,558	42,506
Oppenheimer Global Fund/VA, Non-Service Shares*	64,709	56,563	31,023	90,249	3,638,858	41,717	207,973	243,229

44

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	590,256	566,897	-	1,157,153	$11,606,241	$-	$-	$-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	14,638	-	14,638	-	-	-	-	(962)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,559,480	242,906	666,137	1,136,249	2,579,285	32,649	199,273	201,153

					$126,536,169	$122,079	$677,244	$3,107,892

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2015, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

45

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2015, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MML Advisers (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund. In preparation for the meetings, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials, or during the course of the past year, detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

46

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2014. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, and American Funds Core Allocation Fund, expense information showed the Funds to be in the second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods.

For the Balanced Allocation Fund and Growth Allocation Fund, the Committee considered MML Advisers’ statements that, although the Funds’ total net expense ratios were in the third quartile (54th and 57th percentiles, respectively) they have delivered strong, consistent comparative performance for the one- and three-year periods (30th and 5th percentiles, respectively, for the Balanced Allocation Fund, and 23rd and 38th percentiles, respectively, for the Growth Allocation Fund).

For the American Fund International Fund, the Committee considered that the Fund had experienced favorable one- and three-year comparative performance (32nd and 36th percentiles, respectively), and that, although the Fund’s total net expense ratio was in the third quartile (65th percentile), its expense ratio was only one basis point above the peer group median and the Fund’s advisory fee was in the lowest 1% of its peers.

For the American Funds Growth Fund, the Committee noted that the Fund’s total expenses were in the second quartile (34th percentile). The Committee considered that the Fund had underperformed for the one- and three-year periods (88th and 87th percentiles, respectively). The Committee noted that the Fund is under review, and took into account MML Advisers’ statement that the Fund nonetheless remains popular with investors, because of the attraction of the American Funds brand. The Committee noted that the Fund pays no sub-advisory fee so long as it is in the master-feeder structure, and concluded that the investment of all of the Fund’s assets in the underlying American Fund continues to be appropriate.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (iv) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

47

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2015

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2015:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2015.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.12%	$1,014.60	$0.60	$1,024.20	$0.60
Service Class	1,000	0.37%	1,013.80	1.85	1,023.00	1.86
Balanced Allocation Fund
Initial Class	1,000	0.12%	1,017.80	0.60	1,024.20	0.60
Service Class	1,000	0.37%	1,016.10	1.85	1,023.00	1.86
Moderate Allocation Fund
Initial Class	1,000	0.11%	1,019.40	0.55	1,024.20	0.55
Service Class	1,000	0.36%	1,017.90	1.80	1,023.00	1.81
Growth Allocation Fund
Initial Class	1,000	0.11%	1,023.00	0.55	1,024.20	0.55
Service Class	1,000	0.36%	1,021.40	1.80	1,023.00	1.81
Aggressive Allocation Fund
Initial Class	1,000	0.15%	1,027.00	0.75	1,024.10	0.75
Service Class	1,000	0.40%	1,025.50	2.01	1,022.80	2.01

48

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
American Funds Growth Fund
Service Class I**	$1,000	1.04%	$1,056.60	$5.30	$1,019.60	$5.21
American Funds International Fund
Service Class I**	1,000	1.24%	1,051.50	6.31	1,018.60	6.21
American Funds Core Allocation Fund
Service Class I	1,000	0.71%	1,011.00	3.54	1,021.30	3.56

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2015, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

49

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2015 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	CRN201609-195034

MML Series Investment Fund
Semiannual Report

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2015

MassMutual
FINANCIAL GROUP®

We'll help you get there®.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Jeffrey M. Dube

“While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm.”

June 30, 2015

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2015. Stock indexes measuring the performance of U.S. and foreign stocks advanced during the period, with technology stocks, U.S. small- and mid-cap shares, and equities of foreign developed and emerging markets prevailing over U.S. blue-chip and large-cap stocks. Investors kept a close eye on each new release of economic data and speculated how the news might impact the U.S. Federal Reserve’s (the “Fed”) schedule for increasing interest rates, creating periods of market volatility in response throughout the period. Greece’s debt woes and speculation over whether the country would wind up exiting the euro as its national currency drew headlines and drove additional choppiness in financial markets worldwide. The positive and negative implications of low oil prices and the strength of the U.S. dollar versus other currencies also colored the environment. Against the overall backdrop, the price of West Texas Intermediate crude oil started the period at $53.45 per barrel and gyrated in the range between $44 and $54 into early spring before tracing a jagged path to finish June at $59.48. The average price of gasoline in the U.S. fell to as low as around $2.13 a gallon in late January, but showed an overall trend of advancement until the end of June, finishing the period at about $2.88 and giving consumers little relief at the pumps. The price of gold spiked to nearly $1296 per ounce in late January, dropped to less than $1148 in mid-March, and finished June at $1171.

Key events that characterized the period

In the first quarter of 2015, U.S. stocks declined in January and March, but produced strong gains in February. When the dust settled at the end of March, some key market benchmarks were not far from where they started the quarter. Much of the downside volatility in January was due to further weakness in crude oil prices that carried over from the commodity’s steep drop in the second half of 2014. A surging U.S. dollar also fueled concern about multinational companies that derive a significant portion of their profits from overseas, especially Europe.

February brought renewed optimism among stock investors amid some stabilization in oil’s price and favorable corporate earnings reports. However, stocks surrendered some of those gains in March, as a better-than-expected February employment report raised the possibility that the Fed might speed up its timetable for raising short-term interest rates after a prolonged period of extremely accommodative monetary policy. Other reports offered a mixed picture of the U.S. economy, however. According to data released in the first quarter, gross domestic product (“GDP) expanded by a relatively modest 2.2% in the fourth quarter of 2014, which also included weak durable goods orders and retail sales.

The possibility of Greece defaulting on its debt following the January election of Prime Minister Alexis Tsipras (who had run a campaign against austerity), air strikes in Yemen by Saudi Arabia, and concern about the upcoming second-quarter earnings season were other factors unsettling the market as the first quarter wound to a close.

U.S. stocks were choppy in the second quarter of 2015 and most indexes made little headway in either direction. Investors sought clarity on a number of issues, including the debt problems of Greece, the sustainability of the U.S. economic recovery following a weak first quarter, the timing of the Fed’s first interest-rate hike since mid-2006 – widely expected later this year or next – and the near-term path of crude oil and the U.S. dollar, both of which had sizable moves in the second half of 2014 and early 2015.

(Continued)

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

Greece dominated the headlines in the final week of the quarter. Despite repeated efforts to forge an agreement with other countries in the European Union to reschedule its debt, Greece was unable to make a loan payment to the International Monetary Fund of €1.6 billion (euro), or roughly $1.8 billion, by the June 30 deadline. Greek banks and markets closed the week of June 29 through July 3. In response, global stock markets fell sharply on Monday, June 29, but stabilized on the final day of the quarter.

On the U.S. economic front, the news was somewhat encouraging – but still mixed. First-quarter GDP, reflecting broad economic activity and widely thought to have been curbed by severe winter weather, had originally been reported at -0.7% but underwent an upward revision to -0.2%. Nonfarm payrolls bounced back nicely in April and May after falling well short of estimates in March; however, industrial production remained weak amid headwinds from lower oil prices and the stronger dollar.

The Fed’s Open Market Committee met in April and June, deciding both times to leave short-term interest rates unchanged. Crude oil, the focus of so much attention in prior quarters due to its steep decline, receded from the limelight in the second quarter when prices for the commodity rose.

Stocks primarily rose for the six months ended June 30, 2015, but gains were minimal in some key benchmarks. The technology-heavy NASDAQ Composite® Index rose 5.90% to lead the major market indexes for the period. The Russell 2000® Index, a benchmark of small-cap stocks, gained 4.75% over the six months and outpaced the 1.23% advance of the large-cap stock S&P 500® Index advanced and the 0.03% return of the blue-chip Dow Jones Industrial AverageSM. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a 5.52% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, rose 2.95%. Fixed-income investments declined during the period, with the Barclays U.S. Aggregate Bond Index falling 0.10%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. If you work with a financial professional, you may want to consult him or her to assess your plan and help ensure you are on track to reach your financial goals. While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm. By tailoring your mix of investments to your risk tolerance and the amount of time you have to invest, you can develop and maintain a financial strategy that can help you pursue your goals. Thank you for putting your trust in MassMutual.

Sincerely,

Jeffrey M. Dube

President

*	Indexes are unmanaged, do not incur fees, expenses or (if applicable) taxes and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/15 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Series Investment Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/15

Amazon.com, Inc.	5.1%
McKesson Corp.	3.0%
The Priceline Group, Inc.	2.9%
Facebook, Inc. Class A	2.9%
Danaher Corp.	2.8%
Visa, Inc. Class A	2.6%
Biogen, Inc.	2.6%
MasterCard, Inc. Class A	2.6%
Allergan PLC	2.5%
Google, Inc. Class C	2.5%

29.5%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	32.5%
Communications	23.8%
Consumer, Cyclical	15.2%
Industrial	8.9%
Technology	7.7%
Financial	6.9%
Basic Materials	3.3%
Energy	1.6%
Mutual Funds	0.0%

Total Long-Term Investments	99.9%
Other Assets and Liabilities	0.1%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in the common stocks of established companies. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Fund’s subadviser currently considers well-established companies to mean companies that it considers to be seasoned companies with relatively long operating histories. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/15

JP Morgan Chase & Co.	3.2%
General Electric Co.	3.1%
Wells Fargo & Co.	2.4%
U.S. Bancorp	1.9%
Bank of America Corp.	1.9%
Chevron Corp.	1.8%
PNC Financial Services Group, Inc.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
AT&T, Inc.	1.6%

21.1%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/15

Financial	21.2%
Industrial	13.9%
Communications	12.4%
Consumer, Non-cyclical	11.7%
Energy	11.5%
Consumer, Cyclical	8.7%
Utilities	6.4%
Basic Materials	5.7%
Technology	5.3%
Mutual Funds	0.0%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/15

Apple, Inc.	3.9%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.9%
Johnson & Johnson	1.5%
General Electric Co.	1.5%
Wells Fargo & Co.	1.4%
JP Morgan Chase & Co.	1.4%
Berkshire Hathaway, Inc. Class B	1.4%
The Procter & Gamble Co.	1.2%
Pfizer, Inc.	1.1%

17.2%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	24.4%
Financial	16.1%
Communications	12.8%
Technology	12.6%
Consumer, Cyclical	10.1%
Industrial	9.6%
Energy	7.8%
Basic Materials	2.9%
Utilities	2.8%
Diversied	0.1%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Focused Equity Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML Focused Equity Fund Largest Holdings (% of Net Assets) on 6/30/15

Wells Fargo & Co.	6.9%
American International Group, Inc.	6.8%
Intel Corp.	6.3%
General Motors Co.	6.2%
Glencore PLC ADR (United Kingdom)	5.4%
JP Morgan Chase & Co.	5.4%
Amazon.com, Inc.	5.4%
Aon PLC	5.2%
Microsoft Corp.	4.8%
BlackRock, Inc.	4.6%

57.0%

MML Focused Equity Fund Sector Table (% of Net Assets) on 6/30/15

Financial	36.6%
Technology	13.4%
Consumer, Cyclical	12.0%
Communications	10.0%
Energy	7.5%
Basic Materials	5.4%
Industrial	4.4%
Consumer, Non-cyclical	2.2%

Total Long-Term Investments	91.5%
Short-Term Investments and Other Assets and Liabilities	8.5%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, consisting primarily to predominantly of common stocks, and, while there are no set percentage targets, the Fund invests predominantly in large- to medium-capitalization companies with market capitalization values greater than $2 billion and may invest a portion in smaller companies. The Fund’s subadviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/15

Sanofi	2.8%
Roche Holding AG	2.4%
Samsung Electronics Co., Ltd.	2.2%
Bayer AG	2.0%
BNP Paribas	2.0%
ING Groep NV	2.0%
Marks & Spencer Group PLC	1.9%
HSBC Holdings PLC	1.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1.8%
Akzo Nobel NV	1.7%

20.6%

MML Foreign Fund Sector Table (% of Net Assets) on 6/30/15

Financial	27.0%
Consumer, Non-cyclical	18.0%
Industrial	12.4%
Communications	11.9%
Consumer, Cyclical	10.4%
Energy	10.1%
Technology	4.0%
Mutual Funds	4.0%
Basic Materials	3.3%
Diversified	0.7%

Total Long-Term Investments	101.6%
Short-Term Investments and Other Assets and Liabilities	(1.6)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/15

Apple, Inc.	7.1%
Oracle Corp.	3.5%
Microsoft Corp.	3.1%
Google, Inc. Class C	2.8%
The Home Depot, Inc.	2.4%
Gilead Sciences, Inc.	2.3%
Facebook, Inc. Class A	2.3%
Amazon.com, Inc.	2.3%
Cisco Systems, Inc.	2.1%
Visa, Inc. Class A	1.7%

29.6%

MML Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	30.3%
Technology	24.2%
Communications	18.8%
Consumer, Cyclical	14.9%
Financial	5.0%
Industrial	4.9%
Basic Materials	1.2%
Energy	0.7%

Total Long-Term Investments	100.0%
Other Assets and Liabilities	0.0%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/15

Wells Fargo & Co.	4.1%
JP Morgan Chase & Co.	4.0%
Cisco Systems, Inc.	3.1%
Merck & Co., Inc.	2.6%
Citigroup, Inc.	2.6%
PNC Financial Services Group, Inc.	2.3%
General Electric Co.	2.0%
Chevron Corp.	1.9%
Intel Corp.	1.9%
Eaton Corp. PLC	1.6%

26.1%

MML Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	26.0%
Consumer, Non-cyclical	16.6%
Industrial	11.1%
Energy	10.4%
Consumer, Cyclical	10.2%
Communications	10.1%
Technology	6.9%
Basic Materials	3.9%
Utilities	2.4%

Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. The Fund may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/15

The Walt Disney Co.	3.0%
Time Warner, Inc.	2.8%
Honeywell International, Inc.	2.6%
Reckitt Benckiser Group PLC	2.5%
Nestle SA	2.5%
Accenture PLC Class A	2.5%
Thermo Fisher Scientific, Inc.	2.5%
State Street Corp.	2.3%
Bayer AG	2.2%
Visa, Inc. Class A	2.2%

25.1%

MML Global Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	31.7%
Industrial	15.3%
Financial	13.5%
Communications	11.9%
Consumer, Cyclical	9.2%
Basic Materials	7.2%
Technology	6.3%
Mutual Funds	2.9%
Energy	2.0%
Diversified	1.8%

Total Long-Term Investments	101.8%
Short-Term Investments and Other Assets and Liabilities	(1.8)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income by investing, under normal circumstances, at least 80% of its net assets in equity securities and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/15

JP Morgan Chase & Co.	3.3%
Visa, Inc. Class A	2.6%
Danaher Corp.	2.6%
Wells Fargo & Co.	2.1%
The Walt Disney Co.	2.0%
The Goldman Sachs Group, Inc.	2.0%
Johnson & Johnson	2.0%
American Express Co.	2.0%
EMC Corp.	2.0%
United Technologies Corp.	1.9%

22.5%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	26.3%
Financial	18.0%
Technology	11.6%
Industrial	11.0%
Consumer, Cyclical	11.0%
Communications	9.9%
Energy	5.4%
Basic Materials	3.7%
Utilities	1.6%
Diversified	1.0%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return and current income by investing primarily in equity securities of dividend paying companies that the Fund’s subadviser believes will both increase in value over the long term and provide current income. The Fund will focus on issuers that have good prospects for capital appreciation. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/15

JP Morgan Chase & Co.	4.2%
Wells Fargo & Co.	3.8%
Citigroup, Inc.	3.2%
The Home Depot, Inc.	2.7%
General Electric Co.	2.6%
Pfizer, Inc.	2.5%
UnitedHealth Group, Inc.	2.2%
Merck & Co., Inc.	2.2%
Microsoft Corp.	2.1%
Bristol-Myers Squibb Co.	1.9%

27.4%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/15

Financial	26.4%
Consumer, Non-cyclical	21.3%
Industrial	13.5%
Energy	9.0%
Communications	6.5%
Technology	5.8%
Consumer, Cyclical	5.8%
Utilities	4.9%
Basic Materials	4.2%

Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in equity securities of non-U.S. companies located in non-U.S. markets throughout the world, including emerging markets. The Fund may invest a substantial portion of its assets in just one region or country and may, but does not currently intend to, invest in U.S. companies. Ordinarily, the Fund’s portfolio typically holds thirty to sixty stocks and the Fund invests in the securities of at least five countries outside the U.S. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML International Equity Fund Largest Holdings (% of Net Assets) on 6/30/15

Credit Suisse Group	5.0%
BNP Paribas	4.3%
Allianz SE	3.9%
Honda Motor Co. Ltd.	3.7%
Toyota Motor Corp.	3.7%
CNH Industrial NV	3.4%
Cie Financiere Richemont SA	3.4%
Samsung Electronics Co., Ltd.	3.3%
Bayerische Motoren Werke AG	3.2%
Daiwa Securities Group, Inc.	3.0%

36.9%

MML International Equity Fund Sector Table (% of Net Assets) on 6/30/15

Financial	27.6%
Consumer, Cyclical	26.0%
Industrial	17.7%
Consumer, Non-cyclical	14.6%
Mutual Fund	5.0%
Technology	4.2%
Basic Materials	3.3%
Diversified	2.9%
Communications	1.2%

Total Long-Term Investments	102.5%
Short-Term Investments and Other Assets and Liabilities	(2.5)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Rainier Investment Management, LLC (Rainier).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/15

Apple, Inc.	6.3%
Visa, Inc. Class A	3.7%
The Walt Disney Co.	3.7%
The Home Depot, Inc.	3.6%
Allergan PLC	3.5%
Facebook, Inc. Class A	3.4%
Google, Inc. Class A	3.1%
The Sherwin-Williams Co.	2.5%
Shire PLC Sponsored ADR (United Kingdom)	2.5%
Nike, Inc. Class B	2.4%

34.7%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	32.2%
Consumer, Cyclical	23.0%
Communications	18.0%
Technology	14.5%
Financial	6.1%
Industrial	2.6%
Basic Materials	2.5%
Energy	2.0%

Total Long-Term Investments	100.9%
Other Assets and Liabilities	(0.9)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Managed Volatility Fund and who is the Fund’s subadviser?

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. The Fund’s stock portfolio will have approximately 500 stocks, and seeks to duplicate the investment composition and return of the S&P 500® Index* (the “Index”) by holding each stock included in the Index in approximately the same proportion as each stock’s relative weighting in the Index. The Fund’s subadviser is Gateway Investment Advisers, LLC (Gateway).

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Managed Volatility Fund Largest Holdings (% of Net Assets) on 6/30/15

Apple, Inc.	3.9%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.9%
Johnson & Johnson	1.5%
General Electric Co.	1.4%
Wells Fargo & Co.	1.4%
JP Morgan Chase & Co.	1.4%
Berkshire Hathaway, Inc. Class B	1.3%
The Procter & Gamble Co.	1.1%
Pfizer, Inc.	1.1%

16.9%

MML Managed Volatility Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	24.1%
Financial	16.4%
Communications	12.6%
Technology	12.5%
Consumer, Cyclical	10.0%
Industrial	9.5%
Energy	7.7%
Basic Materials	2.9%
Utilities	2.8%
Diversified	0.0%

Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Mid Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer the potential for above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/15

Fiserv, Inc.	2.3%
Pall Corp.	2.0%
CarMax, Inc.	1.9%
Altera Corp.	1.8%
IHS, Inc. Class A	1.7%
Textron, Inc.	1.7%
Norwegian Cruise Line Holdings Ltd.	1.7%
O’Reilly Automotive, Inc.	1.6%
FNF Group	1.4%
Roper Technologies Inc	1.3%

17.4%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	24.3%
Industrial	20.0%
Consumer, Cyclical	15.4%
Technology	12.6%
Financial	9.2%
Communications	8.0%
Mutual Fund	3.9%
Energy	3.7%
Basic Materials	2.7%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/15

iShares Russell Midcap Value Index Fund	2.9%
Republic Services, Inc.	2.9%
Northern Trust Corp.	2.5%
Imperial Oil Ltd.	2.3%
Sysco Corp.	2.3%
LifePoint Health, Inc.	1.6%
Occidental Petroleum Corp.	1.5%
Devon Energy Corp.	1.5%
ConAgra Foods, Inc.	1.5%
Noble Energy, Inc.	1.5%

20.5%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	24.7%
Consumer, Non-cyclical	17.9%
Industrial	12.2%
Energy	10.7%
Utilities	8.8%
Consumer, Cyclical	8.3%
Technology	8.1%
Mutual Funds	2.9%
Communications	2.6%
Basic Materials	1.5%

Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 71% of the Fund’s portfolio; and Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 29% of the Fund’s portfolio, as of June 30, 2015.

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/15

Dexcom, Inc.	1.8%
Tyler Technologies, Inc.	1.7%
Veeva Systems, Inc. Class A	1.7%
Cognex Corp.	1.7%
Acadia Healthcare Co., Inc.	1.6%
Virtusa Corp.	1.5%
PRA Group, Inc.	1.4%
LDR Holding Corp.	1.3%
HubSpot, Inc.	1.2%
ExamWorks Group, Inc.	1.2%

15.1%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	24.2%
Industrial	18.1%
Technology	17.7%
Financial	13.5%
Consumer, Cyclical	13.4%
Mutual Funds	9.0%
Communications	4.6%
Energy	3.2%
Basic Materials	2.6%
Diversified	0.6%
Utilities	0.5%

Total Long-Term Investments	107.4%
Short-Term Investments and Other Assets and Liabilities	(7.4)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/15

Home Bancshares, Inc.	2.0%
East West Bancorp, Inc.	1.8%
ProAssurance Corp.	1.7%
SVB Financial Group	1.7%
Landstar System, Inc.	1.5%
West Pharmaceutical Services, Inc.	1.5%
Genesee & Wyoming, Inc. Class A	1.4%
Beacon Roofing Supply, Inc.	1.4%
Aaron’s, Inc.	1.4%
Innospec, Inc.	1.4%

15.8%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	25.2%
Industrial	22.7%
Consumer, Non-cyclical	14.4%
Consumer, Cyclical	11.8%
Basic Materials	6.2%
Mutual Funds	6.2%
Utilities	5.1%
Energy	4.3%
Technology	4.0%
Communications	2.3%
Diversified	0.7%

Total Long-Term Investments	102.9%
Short-Term Investments and Other Assets and Liabilities	(2.9)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/15

Zions Bancorp	1.6%
CNO Financial Group, Inc.	1.6%
American Financial Group, Inc.	1.6%
Big Lots, Inc.	1.5%
NCR Corp.	1.5%
Avnet, Inc.	1.5%
Fairchild Semiconductor International, Inc.	1.5%
Aspen Insurance Holdings Ltd.	1.4%
The Hanover Insurance Group, Inc.	1.4%
The Children’s Place Retail Store, Inc.	1.4%

15.0%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	26.6%
Consumer, Cyclical	20.1%
Industrial	18.8%
Consumer, Non-cyclical	10.5%
Technology	7.2%
Utilities	4.8%
Energy	3.2%
Basic Materials	3.0%
Communications	2.9%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Total Return Bond Fund (formerly known as MML PIMCO Total Return Fund), and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities. Effective December 16, 2014, the name of this Fund changed from MML PIMCO Total Return Fund to MML Total Return Bond Fund, Metropolitan West Asset Management, LLC (MetWest) replaced Pacific Investment Management Company LLC (PIMCO) as the Fund’s subadviser, and the Fund’s investment strategy changed from investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities to the current investment approach described above.

MML Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/15

U.S. Government Agency Obligations and Instrumentalities	31.3%
Non-U.S. Government Agency Obligations	29.5%
Corporate Debt	23.0%
U.S. Treasury Obligations	19.1%
Municipal Obligations	0.9%
Bank Loans	0.2%

Total Long-Term Investments	104.0%
Short-Term Investments and Other Assets and Liabilities	(4.0)%

Net Assets	100.0%

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 3.3%
Chemicals — 3.3%
Ashland, Inc.	9,700	$1,182,430
Ecolab, Inc.	34,900	3,946,143
PPG Industries, Inc.	8,000	917,760
The Sherwin-Williams Co.	28,000	7,700,560

		13,746,893

Communications — 23.8%
Internet — 22.8%
Akamai Technologies, Inc. (a)	10,800	754,056
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	59,546	4,898,849
Amazon.com, Inc. (a)	49,750	21,595,977
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	42,100	8,381,268
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	9,500	689,890
Expedia, Inc.	400	43,740
Facebook, Inc. Class A (a)	143,776	12,330,949
Google, Inc. Class A (a)	15,800	8,532,632
Google, Inc. Class C (a)	20,156	10,491,400
LinkedIn Corp. Class A (a)	9,900	2,045,637
Netflix, Inc. (a)	10,200	6,700,788
The Priceline Group, Inc. (a)	10,800	12,434,796
Tencent Holdings Ltd.	277,800	5,534,740
Vipshop Holdings Ltd. ADR (Cayman Islands) (a)	112,300	2,498,675

		96,933,397

Media — 1.0%
Time Warner, Inc.	5,200	454,532
The Walt Disney Co.	32,500	3,709,550

		4,164,082

		101,097,479

Consumer, Cyclical — 15.2%
Airlines — 1.0%
American Airlines Group, Inc.	107,300	4,285,026
Delta Air Lines, Inc.	600	24,648

		4,309,674

Apparel — 0.6%
Nike, Inc. Class B	21,740	2,348,355
VF Corp.	800	55,792

		2,404,147

Auto Manufacturers — 0.6%
Tesla Motors, Inc. (a)	10,100	2,709,426

	Number of Shares	Value
Automotive & Parts — 0.2%
BorgWarner, Inc.	4,700	$267,148
Delphi Automotive PLC	4,900	416,941

		684,089

Leisure Time — 0.5%
Carnival Corp.	4,600	227,194
Norwegian Cruise Line Holdings Ltd. (a)	29,200	1,636,368
Polaris Industries, Inc.	400	59,244
Royal Caribbean Cruises Ltd.	3,200	251,808

		2,174,614

Lodging — 1.3%
Hilton Worldwide Holdings, Inc. (a)	98,928	2,725,466
Las Vegas Sands Corp.	7,300	383,761
Marriott International, Inc. Class A	7,487	556,958
MGM Resorts International (a)	65,500	1,195,375
Starwood Hotels & Resorts Worldwide, Inc.	1,000	81,090
Wynn Resorts Ltd.	5,900	582,153

		5,524,803

Retail — 11.0%
AutoZone, Inc. (a)	2,600	1,733,940
CarMax, Inc. (a)	19,800	1,310,958
Chipotle Mexican Grill, Inc. (a)	2,500	1,512,475
Costco Wholesale Corp.	5,200	702,312
CVS Health Corp.	47,000	4,929,360
Hanesbrands, Inc.	95,400	3,178,728
The Home Depot, Inc.	41,300	4,589,669
L Brands, Inc.	18,700	1,603,151
Lowe’s Cos., Inc.	84,500	5,658,965
O’Reilly Automotive, Inc. (a)	22,300	5,039,354
PVH Corp.	3,400	391,680
Ross Stores, Inc.	56,200	2,731,882
Starbucks Corp.	136,400	7,313,086
Tractor Supply Co.	31,800	2,860,092
Walgreens Boots Alliance, Inc.	38,000	3,208,720

		46,764,372

		64,571,125

Consumer, Non-cyclical — 32.5%
Beverages — 0.3%
Constellation Brands, Inc. Class A	7,700	893,354
Keurig Green Mountain, Inc.	600	45,978
Monster Beverage Corp. (a)	1,200	160,824

		1,100,156

Biotechnology — 10.9%
Alexion Pharmaceuticals, Inc. (a)	54,800	9,906,196
Biogen, Inc. (a)	27,800	11,229,532
Celgene Corp. (a)	75,100	8,691,698
Gilead Sciences, Inc.	89,000	10,420,120

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	7,400	$3,774,962
Vertex Pharmaceuticals, Inc. (a)	16,800	2,074,464

		46,096,972

Commercial Services — 8.3%
MasterCard, Inc. Class A	118,400	11,068,032
McKesson Corp.	56,300	12,656,803
Verisk Analytics, Inc. (a)	3,600	261,936
Visa, Inc. Class A	167,320	11,235,538

		35,222,309

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc. Class A	21,100	1,828,526

Health Care – Products — 2.1%
Becton, Dickinson & Co.	20,600	2,917,990
The Cooper Cos., Inc.	1,100	195,767
Intuitive Surgical, Inc. (a)	6,000	2,907,000
Medtronic PLC	15,927	1,180,191
Stryker Corp.	16,130	1,541,544

		8,742,492

Health Care – Services — 3.6%
Aetna, Inc.	3,300	420,618
Anthem, Inc.	18,900	3,102,246
Cigna Corp.	3,200	518,400
Humana, Inc.	4,600	879,888
Thermo Fisher Scientific, Inc.	43,600	5,657,536
UnitedHealth Group, Inc.	39,000	4,758,000

		15,336,688

Pharmaceuticals — 6.9%
AbbVie, Inc.	2,300	154,537
Allergan PLC (a)	34,654	10,516,103
AmerisourceBergen Corp.	16,400	1,743,976
Bristol-Myers Squibb Co.	30,000	1,996,200
Cardinal Health, Inc.	32,100	2,685,165
Eli Lilly & Co.	23,900	1,995,411
Perrigo Co. PLC	300	55,449
Shire PLC Sponsored ADR (Ireland)	8,600	2,076,814
Valeant Pharmaceuticals International, Inc. (a)	37,000	8,219,550

		29,443,205

		137,770,348

Energy — 1.6%
Oil & Gas — 1.6%
Cimarex Energy Co.	6,200	683,922
Concho Resources, Inc. (a)	6,200	705,932
Continental Resources, Inc. (a)	700	29,673
EQT Corp.	35,200	2,863,168
Pioneer Natural Resources Co.	9,100	1,262,079
Range Resources Corp.	23,886	1,179,491

		6,724,265

	Number of Shares	Value
Financial — 6.9%
Banks — 0.9%
The Bank of New York Mellon Corp.	6,700	$281,199
Northern Trust Corp.	6,200	474,052
State Street Corp.	36,800	2,833,600

		3,588,851

Diversified Financial — 4.0%
Ameriprise Financial, Inc.	22,800	2,848,404
Citigroup, Inc.	600	33,144
Intercontinental Exchange, Inc.	13,250	2,962,833
Invesco Ltd.	48,400	1,814,516
Morgan Stanley	141,700	5,496,543
TD Ameritrade Holding Corp.	106,800	3,932,376

		17,087,816

Insurance — 0.4%
Aon PLC	2,000	199,360
Marsh & McLennan Cos., Inc.	26,600	1,508,220

		1,707,580

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp.	74,170	6,919,319

		29,303,566

Industrial — 8.9%
Aerospace & Defense — 1.5%
The Boeing Co.	46,200	6,408,864

Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	6,200	418,004

Machinery – Diversified — 1.4%
Flowserve Corp.	5,600	294,896
Roper Technologies, Inc.	18,200	3,138,772
Wabtec Corp.	28,100	2,648,144

		6,081,812

Manufacturing — 3.1%
3M Co.	800	123,440
Danaher Corp.	138,960	11,893,586
Textron, Inc.	24,000	1,071,120

		13,088,146

Metal Fabricate & Hardware — 0.6%
Precision Castparts Corp.	12,400	2,478,388

Transportation — 2.2%
Canadian Pacific Railway Ltd.	6,400	1,025,472
FedEx Corp.	20,000	3,408,000
J.B. Hunt Transport Services, Inc.	12,700	1,042,543
Kansas City Southern	600	54,720
Union Pacific Corp.	2,200	209,814
United Continental Holdings, Inc. (a)	68,300	3,620,583

		9,361,132

		37,836,346

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 7.7%
Computers — 2.8%
Apple, Inc.	77,340	$9,700,369
Cognizant Technology Solutions Corp. Class A (a)	15,900	971,331
IHS, Inc. Class A (a)	7,300	938,999

		11,610,699

Software — 4.9%
Electronic Arts, Inc. (a)	25,400	1,689,100
Fiserv, Inc. (a)	41,040	3,399,343
Intuit, Inc.	1,700	171,309
Microsoft Corp.	120,500	5,320,075
Red Hat, Inc. (a)	37,148	2,820,648
Salesforce.com, Inc. (a)	91,700	6,385,071
Servicenow, Inc. (a)	14,400	1,070,064

		20,855,610

		32,466,309

TOTAL COMMON STOCK (Cost $276,303,522)		423,516,331

TOTAL EQUITIES (Cost $276,303,522)		423,516,331

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $276,304,523)		423,517,332

TOTAL INVESTMENTS — 99.9% (Cost $276,304,523) (b)		423,517,332

Other Assets/(Liabilities) — 0.1%		528,471

NET ASSETS — 100.0%		$424,045,803

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	88.0%
Cayman Islands	5.2%
Ireland	2.9%
Canada	2.2%
Bermuda	0.8%
United Kingdom	0.6%
Liberia	0.1%
Panama	0.1%

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Basic Materials — 5.7%
Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	54,500	$3,485,274
Potash Corp. of Saskatchewan, Inc.	73,400	2,273,198

		5,758,472

Forest Products & Paper — 2.2%
International Paper Co.	132,900	6,324,711
MeadWestvaco Corp.	57,300	2,703,987
Rayonier, Inc.	75,800	1,936,690

		10,965,388

Iron & Steel — 0.8%
Nucor Corp.	94,000	4,142,580

Mining — 1.6%
Newmont Mining Corp.	112,200	2,620,992
Vulcan Materials Co.	62,300	5,228,839

		7,849,831

		28,716,271

Communications — 12.4%
Media — 4.4%
Cablevision Systems Corp. Class A	124,000	2,968,560
Comcast Corp. Class A	50,200	3,019,028
The New York Times Co. Class A	129,800	1,771,770
News Corp. Class A (a)	118,400	1,727,456
Time Warner, Inc.	85,633	7,485,180
Viacom, Inc. Class B	25,400	1,641,856
The Walt Disney Co.	32,600	3,720,964

		22,334,814

Telecommunications — 8.0%
AT&T, Inc.	233,200	8,283,264
CenturyLink, Inc.	84,205	2,473,943
Cisco Systems, Inc.	196,200	5,387,652
Corning, Inc.	227,400	4,486,602
Harris Corp.	74,300	5,714,413
QUALCOMM, Inc.	86,800	5,436,284
Telefonica SA	181,022	2,579,838
Verizon Communications, Inc.	114,035	5,315,171
Vodafone Group PLC	332,563	1,212,704

		40,889,871

		63,224,685

Consumer, Cyclical — 8.7%
Auto Manufacturers — 1.1%
Ford Motor Co.	187,500	2,814,375
General Motors Co.	88,049	2,934,673

		5,749,048

	Number of Shares	Value
Automotive & Parts — 0.8%
Johnson Controls, Inc.	77,200	$3,823,716

Distribution & Wholesale — 0.6%
Genuine Parts Co.	36,900	3,303,657

Leisure Time — 0.9%
Carnival Corp.	96,200	4,751,318

Lodging — 0.6%
Las Vegas Sands Corp.	61,300	3,222,541

Retail — 3.6%
Coach, Inc.	36,600	1,266,726
Kohl’s Corp.	81,900	5,127,759
Macy’s, Inc.	65,900	4,446,273
McDonald’s Corp.	33,300	3,165,831
Staples, Inc.	268,300	4,107,673

		18,114,262

Toys, Games & Hobbies — 1.1%
Mattel, Inc.	212,200	5,451,418

		44,415,960

Consumer, Non-cyclical — 11.7%
Agriculture — 1.1%
Archer-Daniels-Midland Co.	120,500	5,810,510

Beverages — 0.9%
PepsiCo, Inc.	46,900	4,377,646

Commercial Services — 0.4%
Western Union Co.	110,600	2,248,498

Cosmetics & Personal Care — 0.3%
Avon Products, Inc.	200,700	1,256,382

Foods — 1.6%
Campbell Soup Co.	60,700	2,892,355
ConAgra Foods, Inc.	20,600	900,632
Kellogg Co.	26,200	1,642,740
McCormick & Co., Inc.	32,300	2,614,685

		8,050,412

Health Care – Products — 1.7%
Johnson & Johnson	88,100	8,586,226

Household Products — 0.8%
The Clorox Co.	40,600	4,223,212

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	111,200	7,399,248
GlaxoSmithKline PLC	118,607	2,468,930
Merck & Co., Inc.	124,800	7,104,864
Pfizer, Inc.	242,354	8,126,130

		25,099,172

		59,652,058

Energy — 11.5%
Coal — 0.5%
CONSOL Energy, Inc.	121,400	2,639,236

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 10.7%
Anadarko Petroleum Corp.	40,900	$3,192,654
Apache Corp.	133,200	7,676,316
BP PLC Sponsored ADR (United Kingdom)	63,800	2,549,448
Canadian Natural Resources Ltd.	56,200	1,526,392
Chevron Corp.	95,100	9,174,297
ConocoPhillips	32,200	1,977,402
Diamond Offshore Drilling, Inc.	72,400	1,868,644
Exxon Mobil Corp.	102,200	8,503,040
Hess Corp.	99,900	6,681,312
Murphy Oil Corp.	19,500	810,615
Occidental Petroleum Corp.	51,500	4,005,155
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	110,700	6,311,007

		54,276,282

Oil & Gas Services — 0.3%
Schlumberger Ltd.	17,800	1,534,182

		58,449,700

Financial — 21.2%
Banks — 11.0%
Bank of America Corp.	565,077	9,617,611
The Bank of New York Mellon Corp.	3,600	151,092
Northern Trust Corp.	85,600	6,544,976
PNC Financial Services Group, Inc.	95,100	9,096,315
Regions Financial Corp.	202,900	2,102,044
SunTrust Banks, Inc.	144,900	6,233,598
U.S. Bancorp	228,200	9,903,880
Wells Fargo & Co.	220,100	12,378,424

		56,027,940

Diversified Financial — 4.2%
American Express Co.	65,300	5,075,116
JP Morgan Chase & Co.	238,400	16,153,984

		21,229,100

Insurance — 4.6%
The Chubb Corp.	23,900	2,273,846
Loews Corp.	113,800	4,382,438
Marsh & McLennan Cos., Inc.	138,400	7,847,280
MetLife, Inc.	90,200	5,050,298
Sun Life Financial, Inc.	61,700	2,060,780
Willis Group Holdings PLC	34,900	1,636,810

		23,251,452

Real Estate Investment Trusts (REITS) — 1.4%
Digital Realty Trust, Inc.	42,800	2,853,904
Weyerhaeuser Co.	133,542	4,206,573

		7,060,477

		107,568,969

	Number of Shares	Value
Industrial — 13.9%
Aerospace & Defense — 1.3%
The Boeing Co.	48,300	$6,700,176

Building Materials — 1.2%
Masco Corp.	139,700	3,725,799
USG Corp. (a)	76,400	2,123,156

		5,848,955

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	96,100	5,326,823

Electronics — 0.1%
Tyco International PLC	9,600	369,408

Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	38,600	4,062,264

Machinery – Construction & Mining — 0.4%
Joy Global, Inc.	61,400	2,222,680

Machinery – Diversified — 2.0%
Deere & Co.	48,200	4,677,810
Flowserve Corp.	38,200	2,011,612
Xylem, Inc.	90,200	3,343,714

		10,033,136

Manufacturing — 6.0%
Eaton Corp. PLC	41,884	2,826,751
General Electric Co.	600,000	15,942,000
Honeywell International, Inc.	49,400	5,037,318
Illinois Tool Works, Inc.	72,900	6,691,491

		30,497,560

Transportation — 1.1%
United Parcel Service, Inc. Class B	60,300	5,843,673

		70,904,675

Technology — 5.3%
Computers — 1.3%
Computer Sciences Corp.	27,200	1,785,408
International Business Machines Corp.	28,700	4,668,342

		6,453,750

Semiconductors — 2.6%
Analog Devices, Inc.	69,700	4,473,695
Applied Materials, Inc.	238,900	4,591,658
Texas Instruments, Inc.	87,000	4,481,370

		13,546,723

Software — 1.4%
CA, Inc.	57,000	1,669,530
Microsoft Corp.	119,500	5,275,925

		6,945,455

		26,945,928

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 6.4%
Electric — 4.9%
The AES Corp.	150,200	$1,991,652
Duke Energy Corp.	89,033	6,287,511
Entergy Corp.	76,200	5,372,100
Exelon Corp.	132,200	4,153,724
FirstEnergy Corp.	114,200	3,717,210
Xcel Energy, Inc.	110,100	3,543,018

		25,065,215

Gas — 1.5%
NiSource, Inc.	165,700	7,554,263

		32,619,478

TOTAL COMMON STOCK (Cost $355,096,883)		492,497,724

TOTAL EQUITIES (Cost $355,096,883)		492,497,724

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,146	1,146

TOTAL MUTUAL FUNDS (Cost $1,146)		1,146

TOTAL LONG-TERM INVESTMENTS (Cost $355,098,029)		492,498,870

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$9,240,775	9,240,775

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	34,623	34,623

TOTAL SHORT-TERM INVESTMENTS (Cost $9,275,398)		9,275,398

TOTAL INVESTMENTS — 98.6% (Cost $364,373,427) (c)		501,774,268

Other Assets/(Liabilities) — 1.4%		7,036,729

NET ASSETS — 100.0%		$508,810,997

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,240,778. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $9,428,930.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 2.9%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	4,578	$626,408
Airgas, Inc.	1,597	168,931
CF Industries Holdings, Inc.	5,537	355,918
The Dow Chemical Co.	25,825	1,321,465
E.I. du Pont de Nemours & Co.	21,539	1,377,419
Eastman Chemical Co.	3,611	295,452
Ecolab, Inc.	6,348	717,768
FMC Corp.	3,191	167,687
International Flavors & Fragrances, Inc.	1,894	206,995
LyondellBasell Industries NV Class A	9,365	969,465
Monsanto Co.	11,348	1,209,583
The Mosaic Co.	7,497	351,235
PPG Industries, Inc.	6,492	744,762
Praxair, Inc.	6,891	823,819
The Sherwin-Williams Co.	1,893	520,613
Sigma-Aldrich Corp.	2,839	395,615

		10,253,135

Forest Products & Paper — 0.2%
International Paper Co.	10,163	483,657
MeadWestvaco Corp.	7,968	376,010

		859,667

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	2,599	78,490
Nucor Corp.	7,621	335,857

		414,347

Mining — 0.3%
Alcoa, Inc.	29,173	325,279
Freeport-McMoRan, Inc.	24,790	461,590
Newmont Mining Corp.	12,629	295,014
Vulcan Materials Co.	3,211	269,499

		1,351,382

		12,878,531

Communications — 12.8%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	9,748	187,844
Omnicom Group, Inc.	5,842	405,961

		593,805

Internet — 5.1%
Akamai Technologies, Inc. (a)	4,296	299,947
Amazon.com, Inc. (a)	9,101	3,950,653
eBay, Inc. (a)	26,349	1,587,264

	Number of Shares	Value
Equinix, Inc.	1,352	$343,408
Expedia, Inc.	2,372	259,378
F5 Networks, Inc. (a)	1,754	211,094
Facebook, Inc. Class A (a)	50,229	4,307,890
Google, Inc. Class A (a)	6,816	3,680,913
Google, Inc. Class C (a)	6,844	3,562,370
Netflix, Inc. (a)	1,439	945,337
The Priceline Group, Inc. (a)	1,233	1,419,639
Symantec Corp.	16,051	373,186
TripAdvisor, Inc. (a)	2,725	237,456
VeriSign, Inc. (a)	2,559	157,941
Yahoo!, Inc. (a)	20,826	818,254

		22,154,730

Media — 3.7%
Cablevision Systems Corp. Class A	5,210	124,727
CBS Corp. Class B	10,775	598,013
Comcast Corp. Class A	59,917	3,603,408
DIRECTV (a)	11,973	1,110,975
Discovery Communications, Inc. Series A (a)	3,603	119,836
Discovery Communications, Inc. Series C (a)	6,327	196,643
Gannett Co., Inc. (a)	2,727	38,144
The McGraw Hill Financial, Inc.	6,554	658,349
News Corp. Class A (a)	12,131	176,991
Nielsen NV	8,882	397,647
Scripps Networks Interactive Class A	2,281	149,109
TEGNA, Inc.	5,453	174,878
Time Warner Cable, Inc.	6,724	1,198,015
Time Warner, Inc.	19,653	1,717,869
Twenty-First Century Fox Class A	42,145	1,371,609
Viacom, Inc. Class B	8,502	549,569
The Walt Disney Co.	37,215	4,247,720

		16,433,502

Telecommunications — 3.9%
AT&T, Inc.	123,775	4,396,488
CenturyLink, Inc.	13,287	390,372
Cisco Systems, Inc.	121,249	3,329,498
Corning, Inc.	29,875	589,434
Frontier Communications Corp.	27,494	136,095
Harris Corp.	2,948	226,731
Juniper Networks, Inc.	8,276	214,928
Level 3 Communications, Inc. (a)	7,035	370,533
Motorola Solutions, Inc.	4,397	252,124
QUALCOMM, Inc.	38,842	2,432,674
Verizon Communications, Inc.	97,303	4,535,293

		16,874,170

		56,056,207

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 10.1%
Airlines — 0.4%
American Airlines Group, Inc.	16,591	$662,562
Delta Air Lines, Inc.	19,481	800,279
Southwest Airlines Co.	15,829	523,782

		1,986,623

Apparel — 0.7%
Nike, Inc. Class B	16,582	1,791,188
Ralph Lauren Corp.	1,429	189,142
Under Armour, Inc. Class A (a)	4,053	338,182
VF Corp.	8,066	562,523

		2,881,035

Auto Manufacturers — 0.7%
Ford Motor Co.	94,585	1,419,721
General Motors Co.	32,197	1,073,126
Paccar, Inc.	8,451	539,258

		3,032,105

Automotive & Parts — 0.4%
BorgWarner, Inc.	5,374	305,458
Delphi Automotive PLC	6,843	582,271
The Goodyear Tire & Rubber Co.	6,285	189,493
Johnson Controls, Inc.	15,688	777,026

		1,854,248

Distribution & Wholesale — 0.2%
Fastenal Co.	6,486	273,580
Fossil Group, Inc. (a)	1,050	72,828
Genuine Parts Co.	3,659	327,590
W.W. Grainger, Inc.	1,425	337,226

		1,011,224

Home Builders — 0.1%
D.R. Horton, Inc.	8,133	222,519
Lennar Corp. Class A	4,356	222,330
PulteGroup, Inc.	7,674	154,631

		599,480

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,673	198,986
Whirlpool Corp.	1,856	321,181

		520,167

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,307	259,281

Leisure Time — 0.3%
Carnival Corp.	10,727	529,807
Harley-Davidson, Inc.	4,951	278,989
Royal Caribbean Cruises Ltd.	3,976	312,871

		1,121,667

Lodging — 0.3%
Marriott International, Inc. Class A	4,959	368,900

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	4,097	$332,226
Wyndham Worldwide Corp.	2,919	239,095
Wynn Resorts Ltd.	1,934	190,828

		1,131,049

Retail — 6.6%
AutoNation, Inc. (a)	1,734	109,207
AutoZone, Inc. (a)	762	508,178
Bed Bath & Beyond, Inc. (a)	4,144	285,853
Best Buy Co., Inc.	7,084	231,009
CarMax, Inc. (a)	4,954	328,004
Chipotle Mexican Grill, Inc. (a)	740	447,693
Coach, Inc.	6,494	224,757
Costco Wholesale Corp.	10,453	1,411,782
CVS Health Corp.	26,859	2,816,972
Darden Restaurants, Inc.	2,970	211,108
Dollar General Corp.	7,062	549,000
Dollar Tree, Inc. (a)	4,935	389,816
Family Dollar Stores, Inc.	2,300	181,263
GameStop Corp. Class A	2,445	105,037
The Gap, Inc.	6,160	235,127
Hanesbrands, Inc.	9,652	321,605
The Home Depot, Inc.	30,944	3,438,807
Kohl’s Corp.	4,686	293,390
L Brands, Inc.	5,847	501,263
Lowe’s Cos., Inc.	22,213	1,487,605
Macy’s, Inc.	7,973	537,938
McDonald’s Corp.	22,843	2,171,684
Michael Kors Holdings Ltd. (a)	4,811	202,495
Nordstrom, Inc.	3,328	247,936
O’Reilly Automotive, Inc. (a)	2,421	547,098
PVH Corp.	1,988	229,018
Ross Stores, Inc.	9,944	483,378
Staples, Inc.	15,451	236,555
Starbucks Corp.	35,682	1,913,090
Target Corp.	15,278	1,247,143
Tiffany & Co.	2,651	243,362
The TJX Cos., Inc.	16,165	1,069,638
Tractor Supply Co.	3,265	293,654
Urban Outfitters, Inc. (a)	2,445	85,575
Wal-Mart Stores, Inc.	37,590	2,666,259
Walgreens Boots Alliance, Inc.	20,843	1,759,983
Yum! Brands, Inc.	10,254	923,680

		28,935,962

Textiles — 0.1%
Cintas Corp.	2,223	188,043
Mohawk Industries, Inc. (a)	1,492	284,823

		472,866

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,728	204,027

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mattel, Inc.	8,140	$209,117

		413,144

		44,218,851

Consumer, Non-cyclical — 24.4%
Agriculture — 1.5%
Altria Group, Inc.	46,853	2,291,580
Archer-Daniels-Midland Co.	14,769	712,161
Philip Morris International, Inc.	36,916	2,959,556
Reynolds American, Inc.	9,952	743,017

		6,706,314

Beverages — 2.1%
Brown-Forman Corp. Class B	3,738	374,473
The Coca-Cola Co.	93,491	3,667,652
Coca-Cola Enterprises, Inc.	5,048	219,285
Constellation Brands, Inc. Class A	4,057	470,693
Dr. Pepper Snapple Group, Inc.	4,570	333,153
Keurig Green Mountain, Inc.	2,750	210,732
Molson Coors Brewing Co. Class B	3,778	263,742
Monster Beverage Corp. (a)	3,502	469,338
PepsiCo, Inc.	35,184	3,284,075

		9,293,143

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc. (a)	5,333	964,046
Amgen, Inc.	18,155	2,787,156
Biogen, Inc. (a)	5,613	2,267,315
Celgene Corp. (a)	18,895	2,186,813
Gilead Sciences, Inc.	35,029	4,101,195
Regeneron Pharmaceuticals, Inc. (a)	1,796	916,193
Vertex Pharmaceuticals, Inc. (a)	5,847	721,988

		13,944,706

Commercial Services — 2.3%
The ADT Corp.	4,143	139,081
Alliance Data Systems Corp. (a)	1,490	434,991
Automatic Data Processing, Inc.	11,213	899,619
Equifax, Inc.	2,874	279,037
H&R Block, Inc.	6,513	193,110
MasterCard, Inc. Class A	23,121	2,161,351
McKesson Corp.	5,524	1,241,850
Moody’s Corp.	4,256	459,478
Paychex, Inc.	7,784	364,914
Quanta Services, Inc. (a)	5,069	146,089
Robert Half International, Inc.	3,173	176,101
Total System Services, Inc.	3,920	163,738
United Rentals, Inc. (a)	2,308	202,227
Visa, Inc. Class A	46,097	3,095,414
Western Union Co.	12,350	251,075

		10,208,075

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	20,208	1,321,805

	Number of Shares	Value
The Estee Lauder Cos., Inc. Class A	5,339	$462,678
The Procter & Gamble Co.	64,642	5,057,590

		6,842,073

Foods — 1.7%
Campbell Soup Co.	4,303	205,038
ConAgra Foods, Inc.	10,271	449,048
General Mills, Inc.	14,156	788,772
The Hershey Co.	3,493	310,283
Hormel Foods Corp.	3,209	180,891
The J.M. Smucker Co.	2,335	253,137
Kellogg Co.	6,027	377,893
Kraft Foods Group, Inc.	14,160	1,205,583
The Kroger Co.	11,701	848,440
McCormick & Co., Inc.	3,064	248,031
Mondelez International, Inc. Class A	38,765	1,594,792
Sysco Corp.	14,249	514,389
Tyson Foods, Inc. Class A	6,911	294,616
Whole Foods Market, Inc.	8,612	339,657

		7,610,570

Health Care – Products — 3.3%
Baxter International, Inc.	12,915	903,146
Becton, Dickinson & Co.	4,955	701,876
Boston Scientific Corp. (a)	32,043	567,161
C.R. Bard, Inc.	1,747	298,213
Edwards Lifesciences Corp. (a)	2,538	361,487
Henry Schein, Inc. (a)	2,019	286,940
Intuitive Surgical, Inc. (a)	875	423,937
Johnson & Johnson	66,088	6,440,936
Medtronic PLC	33,967	2,516,955
St. Jude Medical, Inc.	6,655	486,281
Stryker Corp.	7,135	681,892
Varian Medical Systems, Inc. (a)	2,393	201,802
Zimmer Biomet Holdings, Inc.	4,030	440,197

		14,310,823

Health Care – Services — 2.2%
Aetna, Inc.	8,336	1,062,506
Anthem, Inc.	6,313	1,036,216
Cigna Corp.	6,116	990,792
DaVita HealthCare Partners, Inc. (a)	4,056	322,330
HCA Holdings, Inc. (a)	6,918	627,601
Humana, Inc.	3,577	684,209
Laboratory Corporation of America Holdings (a)	2,389	289,595
Quest Diagnostics, Inc.	3,461	250,992
Tenet Healthcare Corp. (a)	2,326	134,629
Thermo Fisher Scientific, Inc.	9,494	1,231,941
UnitedHealth Group, Inc.	22,708	2,770,376
Universal Health Services, Inc. Class B	2,136	303,526

		9,704,713

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.3%
Avery Dennison Corp.	2,190	$133,458
The Clorox Co.	3,134	325,999
Kimberly-Clark Corp.	8,664	918,124

		1,377,581

Pharmaceuticals — 6.2%
Abbott Laboratories	35,539	1,744,254
AbbVie, Inc.	40,991	2,754,185
Allergan PLC (a)	9,341	2,834,620
AmerisourceBergen Corp.	4,970	528,510
Bristol-Myers Squibb Co.	39,762	2,645,763
Cardinal Health, Inc.	7,913	661,922
DENTSPLY International, Inc.	3,342	172,280
Eli Lilly & Co.	23,281	1,943,731
Endo International PLC (a)	4,821	383,993
Express Scripts Holding Co. (a)	17,383	1,546,044
Hospira, Inc. (a)	4,101	363,800
Mallinckrodt PLC (a)	2,751	323,848
Mead Johnson Nutrition Co.	4,813	434,229
Merck & Co., Inc.	67,335	3,833,382
Mylan NV (a)	9,871	669,846
Patterson Cos., Inc.	2,137	103,965
Perrigo Co. PLC	3,485	644,133
Pfizer, Inc.	146,912	4,925,959
Zoetis, Inc.	11,956	576,518

		27,090,982

		107,088,980

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,682	186,519

Energy — 7.8%
Coal — 0.0%
CONSOL Energy, Inc.	5,456	118,614

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,828	85,879

Oil & Gas — 5.8%
Anadarko Petroleum Corp.	12,072	942,340
Apache Corp.	8,948	515,673
Cabot Oil & Gas Corp.	9,942	313,571
Chesapeake Energy Corp.	12,218	136,475
Chevron Corp.	44,869	4,328,512
Cimarex Energy Co.	2,241	247,205
ConocoPhillips	29,360	1,802,998
Devon Energy Corp.	9,166	545,285
Diamond Offshore Drilling, Inc.	1,713	44,213
Ensco PLC Class A	5,621	125,180
EOG Resources, Inc.	13,057	1,143,140
EQT Corp.	3,611	293,719
Exxon Mobil Corp.	99,736	8,298,035
Helmerich & Payne, Inc.	2,515	177,106

	Number of Shares	Value
Hess Corp.	5,793	$387,436
Marathon Oil Corp.	16,058	426,179
Marathon Petroleum Corp.	12,867	673,073
Murphy Oil Corp.	4,062	168,857
Newfield Exploration Co. (a)	3,815	137,798
Noble Corp. PLC	5,502	84,676
Noble Energy, Inc.	9,127	389,540
Occidental Petroleum Corp.	18,300	1,423,191
Phillips 66	12,873	1,037,049
Pioneer Natural Resources Co.	3,575	495,817
Range Resources Corp.	3,959	195,495
Southwestern Energy Co. (a)	9,364	212,844
Tesoro Corp.	2,964	250,191
Valero Energy Corp.	12,141	760,027

		25,555,625

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	10,371	639,891
Cameron International Corp. (a)	4,551	238,336
FMC Technologies, Inc. (a)	5,592	232,012
Halliburton Co.	20,278	873,373
National Oilwell Varco, Inc.	9,280	448,038
Schlumberger Ltd.	30,277	2,609,575
Transocean Ltd.	8,277	133,425

		5,174,650

Pipelines — 0.8%
Kinder Morgan, Inc.	41,463	1,591,765
ONEOK, Inc.	4,936	194,873
Spectra Energy Corp.	15,987	521,176
The Williams Cos., Inc.	16,038	920,421

		3,228,235

		34,163,003

Financial — 16.1%
Banks — 4.6%
Bank of America Corp.	250,294	4,260,004
The Bank of New York Mellon Corp.	26,827	1,125,929
BB&T Corp.	17,395	701,193
Capital One Financial Corp.	13,022	1,145,545
Comerica, Inc.	4,170	214,004
Fifth Third Bancorp	19,230	400,369
Huntington Bancshares, Inc.	19,628	221,993
KeyCorp	20,322	305,236
M&T Bank Corp.	3,141	392,405
Northern Trust Corp.	5,477	418,771
PNC Financial Services Group, Inc.	12,326	1,178,982
Regions Financial Corp.	32,417	335,840
State Street Corp.	9,825	756,525
SunTrust Banks, Inc.	12,252	527,081
U.S. Bancorp	42,244	1,833,390
Wells Fargo & Co.	111,713	6,282,739
Zions Bancorp	4,952	157,152

		20,257,158

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.9%
American Express Co.	20,825	$1,618,519
Ameriprise Financial, Inc.	4,304	537,699
BlackRock, Inc.	3,030	1,048,319
The Charles Schwab Corp.	27,397	894,512
Citigroup, Inc.	72,313	3,994,570
CME Group, Inc.	7,530	700,742
Discover Financial Services	10,517	605,989
E*TRADE Financial Corp. (a)	7,066	211,627
Franklin Resources, Inc.	9,186	450,389
The Goldman Sachs Group, Inc.	9,575	1,999,164
Intercontinental Exchange, Inc.	2,659	594,579
Invesco Ltd.	10,238	383,823
JP Morgan Chase & Co.	88,461	5,994,117
Legg Mason, Inc.	2,339	120,529
Morgan Stanley	36,572	1,418,628
The NASDAQ OMX Group, Inc.	2,723	132,910
Navient Corp.	9,251	168,461
T. Rowe Price Group, Inc.	6,271	487,445

		21,362,022

Diversified Financial Services — 0.1%
Affiliated Managers Group, Inc. (a)	1,298	283,743

Insurance — 4.0%
ACE Ltd.	7,748	787,817
Aflac, Inc.	10,355	644,081
The Allstate Corp.	9,768	633,650
American International Group, Inc.	31,799	1,965,814
Aon PLC	6,709	668,753
Assurant, Inc.	1,575	105,525
Berkshire Hathaway, Inc. Class B (a)	43,474	5,917,246
The Chubb Corp.	5,430	516,610
Cincinnati Financial Corp.	3,504	175,831
Genworth Financial, Inc. Class A (a)	12,309	93,179
The Hartford Financial Services Group, Inc.	10,084	419,192
Lincoln National Corp.	6,009	355,853
Loews Corp.	6,979	268,761
Marsh & McLennan Cos., Inc.	12,826	727,234
MetLife, Inc.	26,547	1,486,367
Principal Financial Group, Inc.	6,450	330,821
The Progressive Corp.	12,663	352,411
Prudential Financial, Inc.	10,846	949,242
Torchmark Corp.	2,993	174,253
The Travelers Cos., Inc.	7,596	734,229
Unum Group	5,972	213,499
XL Group PLC	7,230	268,956

		17,789,324

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	6,702	247,974

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.3%
American Tower Corp.	10,084	$940,736
Apartment Investment & Management Co. Class A	3,749	138,451
AvalonBay Communities, Inc.	3,130	500,393
Boston Properties, Inc.	3,641	440,707
Crown Castle International Corp.	8,088	649,466
Equity Residential	8,634	605,848
Essex Property Trust, Inc.	1,566	332,775
General Growth Properties, Inc.	14,915	382,719
HCP, Inc.	11,090	404,452
Health Care REIT, Inc.	8,389	550,570
Host Hotels & Resorts, Inc.	18,045	357,832
Iron Mountain, Inc.	4,451	137,981
Kimco Realty Corp.	9,702	218,683
The Macerich Co.	3,376	251,850
Plum Creek Timber Co., Inc.	4,076	165,363
Prologis, Inc.	12,534	465,011
Public Storage	3,476	640,870
Realty Income Corp.	5,590	248,140
Simon Property Group, Inc.	7,434	1,286,231
SL Green Realty Corp.	2,362	259,560
Ventas, Inc.	7,905	490,821
Vornado Realty Trust	4,163	395,194
Weyerhaeuser Co.	12,203	384,395

		10,248,048

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,066	109,332
People’s United Financial, Inc.	7,564	122,613

		231,945

		70,420,214

Industrial — 9.6%
Aerospace & Defense — 1.9%
The Boeing Co.	15,330	2,126,578
General Dynamics Corp.	7,442	1,054,457
L-3 Communications Holdings, Inc.	1,971	223,472
Lockheed Martin Corp.	6,376	1,185,298
Northrop Grumman Corp.	4,619	732,712
Raytheon Co.	7,313	699,708
Rockwell Collins, Inc.	3,197	295,243
United Technologies Corp.	19,758	2,191,755

		8,509,223

Building Materials — 0.1%
Martin Marietta Materials, Inc.	1,477	209,010
Masco Corp.	8,355	222,828

		431,838

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	5,756	315,314
Emerson Electric Co.	15,906	881,669

		1,196,983

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.6%
Agilent Technologies, Inc.	7,846	$302,699
Allegion PLC	2,349	141,269
Amphenol Corp. Class A	7,358	426,543
FLIR Systems, Inc.	3,474	107,069
Garmin Ltd.	2,954	129,769
PerkinElmer, Inc.	2,623	138,075
TE Connectivity Ltd.	9,753	627,118
Tyco International PLC	9,978	383,953
Waters Corp. (a)	1,950	250,341

		2,506,836

Engineering & Construction — 0.1%
Fluor Corp.	3,542	187,761
Jacobs Engineering Group, Inc. (a)	2,961	120,276

		308,037

Environmental Controls — 0.2%
Republic Services, Inc.	5,930	232,278
Stericycle, Inc. (a)	2,043	273,578
Waste Management, Inc.	10,101	468,181

		974,037

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,416	225,498
Stanley Black & Decker, Inc.	3,650	384,126

		609,624

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	14,369	1,218,779
Ingersoll-Rand PLC	6,345	427,780
Joy Global, Inc.	2,356	85,287

		1,731,846

Machinery – Diversified — 0.6%
Cummins, Inc.	4,005	525,416
Deere & Co.	7,948	771,354
Flowserve Corp.	3,209	168,986
Rockwell Automation, Inc.	3,247	404,706
Roper Technologies, Inc.	2,379	410,282
Xylem, Inc.	4,284	158,808

		2,439,552

Manufacturing — 3.4%
3M Co.	15,111	2,331,627
Danaher Corp.	14,686	1,256,975
Dover Corp.	3,797	266,473
Eaton Corp. PLC	11,112	749,949
General Electric Co.	240,156	6,380,945
Honeywell International, Inc.	18,623	1,898,987
Illinois Tool Works, Inc.	8,039	737,900
Leggett & Platt, Inc.	3,276	159,476
Pall Corp.	2,523	313,987
Parker Hannifin Corp.	3,286	382,260
Pentair PLC	4,346	298,788

	Number of Shares	Value
Textron, Inc.	6,512	$290,631

		15,067,998

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,292	657,972

Packaging & Containers — 0.1%
Ball Corp.	3,270	229,390
Owens-Illinois, Inc. (a)	4,008	91,944
Sealed Air Corp.	4,941	253,869

		575,203

Transportation — 1.6%
American ExpressNorfolk Southern Corp.	7,256	633,884
C.H. Robinson Worldwide, Inc.	3,529	220,174
CSX Corp.	23,543	768,679
Expeditors International of Washington, Inc.	4,555	210,008
FedEx Corp.	6,269	1,068,238
J.B. Hunt Transport Services, Inc.	2,192	179,941
Kansas City Southern	2,623	239,218
Ryder System, Inc.	1,306	114,105
Union Pacific Corp.	20,873	1,990,658
United Parcel Service, Inc. Class B	16,580	1,606,768

		7,031,673

		42,040,822

Technology — 12.6%
Computers — 6.2%
Accenture PLC Class A	14,935	1,445,409
Apple, Inc.	137,335	17,225,242
Cognizant Technology Solutions Corp. Class A (a)	14,532	887,760
Computer Sciences Corp.	3,208	210,573
EMC Corp.	46,290	1,221,593
Hewlett-Packard Co.	43,054	1,292,050
International Business Machines Corp.	21,833	3,551,356
NetApp, Inc.	7,535	237,805
SanDisk Corp.	4,939	287,549
Seagate Technology PLC	7,562	359,195
Teradata Corp. (a)	3,475	128,575
Western Digital Corp.	5,150	403,863

		27,250,970

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,673	97,245
Xerox Corp.	24,825	264,138

		361,383

Semiconductors — 2.4%
Altera Corp.	7,209	369,101
Analog Devices, Inc.	7,489	480,682
Applied Materials, Inc.	29,495	566,894

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Avago Technologies Ltd.	6,087	$809,145
Broadcom Corp. Class A	12,876	662,985
Intel Corp.	113,230	3,443,890
KLA-Tencor Corp.	3,842	215,959
Lam Research Corp.	3,714	302,134
Linear Technology Corp.	5,806	256,799
Microchip Technology, Inc.	4,892	232,003
Micron Technology, Inc. (a)	25,852	487,052
NVIDIA Corp.	12,114	243,613
Qorvo, Inc. (a)	3,555	285,360
Skyworks Solutions, Inc.	4,568	475,529
Texas Instruments, Inc.	24,736	1,274,151
Xilinx, Inc.	6,102	269,464

		10,374,761

Software — 3.9%
Adobe Systems, Inc. (a)	11,275	913,388
Autodesk, Inc. (a)	5,420	271,407
CA, Inc.	7,436	217,800
Cerner Corp. (a)	7,225	498,959
Citrix Systems, Inc. (a)	3,798	266,468
The Dun & Bradstreet Corp.	893	108,946
Electronic Arts, Inc. (a)	7,380	490,770
Fidelity National Information Services, Inc.	6,784	419,251
Fiserv, Inc. (a)	5,610	464,676
Intuit, Inc.	6,531	658,129
Microsoft Corp.	192,860	8,514,769
Oracle Corp.	76,065	3,065,419
Red Hat, Inc. (a)	4,323	328,245
Salesforce.com, Inc. (a)	14,475	1,007,894

		17,226,121

		55,213,235

Utilities — 2.8%
Electric — 2.6%
The AES Corp.	16,331	216,549
Ameren Corp.	5,851	220,466
American Electric Power Co., Inc.	11,645	616,836
CenterPoint Energy, Inc.	10,138	192,926
CMS Energy Corp.	6,604	210,271
Consolidated Edison, Inc.	6,970	403,424
Dominion Resources, Inc.	14,295	955,907
DTE Energy Co.	4,273	318,937
Duke Energy Corp.	16,563	1,169,679
Edison International	7,777	432,246
Entergy Corp.	4,282	301,881
Eversource Energy	7,554	343,027
Exelon Corp.	20,491	643,827
FirstEnergy Corp.	9,962	324,263
NextEra Energy, Inc.	10,563	1,035,491
NRG Energy, Inc.	7,852	179,654
Pepco Holdings, Inc.	6,057	163,175

	Number of Shares	Value
PG&E Corp.	11,430	$561,213
Pinnacle West Capital Corp.	2,700	153,603
PPL Corp.	15,833	466,598
Public Service Enterprise Group, Inc.	12,058	473,638
SCANA Corp.	3,400	172,210
The Southern Co.	21,674	908,141
TECO Energy, Inc.	5,672	100,167
WEC Energy Group, Inc.	7,445	334,793
Xcel Energy, Inc.	12,023	386,900

		11,285,822

Gas — 0.2%
AGL Resources, Inc.	2,834	131,951
NiSource, Inc.	7,615	347,168
Sempra Energy	5,509	545,060

		1,024,179

		12,310,001

TOTAL COMMON STOCK (Cost $238,146,146)		434,576,363

TOTAL EQUITIES (Cost $238,146,146)		434,576,363

TOTAL LONG-TERM INVESTMENTS (Cost $238,146,146)		434,576,363

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$3,279,192	3,279,192

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	39,111	39,111

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (c) 0.000% 10/08/15	605,000	604,926

TOTAL SHORT-TERM INVESTMENTS (Cost $3,923,229)		3,923,229

TOTAL INVESTMENTS — 100.1% (Cost $242,069,375) (d)		438,499,592

Other Assets/(Liabilities) — (0.1)%		(299,855)

NET ASSETS — 100.0%		$438,199,737

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,279,193. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $3,346,167.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.5%

COMMON STOCK — 91.5%
Basic Materials — 5.4%
Mining — 5.4%
Glencore PLC ADR (Switzerland)	1,109,100	$8,911,619

Communications — 10.0%
Internet — 5.4%
Amazon.com, Inc. (a)	20,400	8,855,436

Media — 4.6%
Tribune Media Co.	140,000	7,474,600

		16,330,036

Consumer, Cyclical — 12.0%
Auto Manufacturers — 6.2%
General Motors Co.	306,000	10,198,980

Retail — 5.8%
CarMax, Inc. (a)	59,000	3,906,390
Tiffany & Co.	61,500	5,645,700

		9,552,090

		19,751,070

Consumer, Non-cyclical — 2.2%
Commercial Services — 2.2%
Visa, Inc. Class A	53,500	3,592,525

Energy — 7.5%
Oil & Gas Services — 7.5%
Halliburton Co.	92,000	3,962,440
National Oilwell Varco, Inc.	98,500	4,755,580
NOW, Inc. (a)	176,500	3,514,115

		12,232,135

Financial — 36.6%
Banks — 6.9%
Wells Fargo & Co.	201,000	11,304,239

Diversified Financial — 13.2%
BlackRock, Inc.	22,000	7,611,560
Franklin Resources, Inc.	106,500	5,221,695
JP Morgan Chase & Co.	131,000	8,876,560

		21,709,815

Insurance — 12.0%
American International Group, Inc.	181,500	11,220,330
Aon PLC	85,000	8,472,800

		19,693,130

Real Estate — 4.5%
CBRE Group, Inc. Class A (a)	200,500	7,418,500

		60,125,684

Industrial — 4.4%
Machinery – Construction & Mining — 4.4%
Caterpillar, Inc.	85,500	7,252,110

Technology — 13.4%
Computers — 2.3%
Apple, Inc.	30,500	3,825,463

	Number of Shares	Value
Semiconductors — 6.3%
Intel Corp.	337,500	$10,265,062

Software — 4.8%
Microsoft Corp.	178,000	7,858,700

		21,949,225

TOTAL COMMON STOCK (Cost $122,269,288)		150,144,404

TOTAL EQUITIES (Cost $122,269,288)		150,144,404

TOTAL LONG-TERM INVESTMENTS (Cost $122,269,288)		150,144,404

	Principal Amount
SHORT-TERM INVESTMENTS — 8.6%
Repurchase Agreement — 8.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$14,115,230	14,115,230

TOTAL SHORT-TERM INVESTMENTS (Cost $14,115,230)		14,115,230

TOTAL INVESTMENTS — 100.1% (Cost $136,384,518) (c)		164,259,634

Other Assets/(Liabilities) — (0.1)%		(166,999)

NET ASSETS — 100.0%		$164,092,635

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $14,115,234. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $14,397,649.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	80.9%
United Kingdom	10.6%

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Bermuda — 1.1%
Kunlun Energy Co. Ltd	1,700,000	$1,719,637
Noble Group Ltd. (a)	4,670,400	2,634,458

		4,354,095

Brazil — 1.0%
Embraer SA Sponsored ADR (Brazil)	84,639	2,563,715
Petroleo Brasileiro SA Sponsored ADR (Brazil) (b)	164,712	1,344,050

		3,907,765

Cayman Islands — 2.2%
Cheung Kong Property Holdings Ltd. (b)	367,254	3,036,939
CK Hutchison Holdings Ltd.	367,254	5,408,964

		8,445,903

China — 4.3%
China Life Insurance Co. Ltd.	1,251,000	5,375,717
China Shenhua Energy Co. Ltd. Class H	618,000	1,408,699
China Telecom Corp. Ltd. Class H	9,617,643	5,661,351
CRRC Corp. Ltd.	1,616,100	2,461,476
Sinopharm Group Co. Ltd. Class H	52,000	228,820
Weichai Power Co. Ltd. Class H	545,000	1,810,302

		16,946,365

France — 12.4%
AXA SA	234,467	5,908,677
BNP Paribas	128,360	7,739,222
Cie Generale des Etablissements Michelin Class B	56,000	5,878,794
Compagnie de Saint-Gobain	96,920	4,361,700
Credit Agricole SA	223,230	3,316,431
Sanofi	111,718	11,021,791
Technip SA	49,930	3,092,656
Total SA	112,762	5,486,711
Vivendi SA (a)	77,292	1,952,319

		48,758,301

Germany — 11.2%
Bayer AG	55,480	7,763,194
Deutsche Boerse AG	59,840	4,952,994
Deutsche Lufthansa AG (b)	128,000	1,649,966
Deutsche Post AG	66,911	1,954,710
HeidelbergCement AG	72,710	5,764,747
Infineon Technologies AG	308,437	3,827,382
Merck KGaA	63,190	6,293,945
Metro AG	83,660	2,637,309
MorphoSys AG (b)	13,960	1,001,570
Muenchener Rueckversicherungs AG	14,330	2,539,913

	Number of Shares	Value
SAP AG Sponsored ADR (Germany) (a)	20,068	$1,409,376
Siemens AG	43,856	4,416,536

		44,211,642

Hong Kong — 1.9%
AIA Group Ltd.	485,200	3,158,754
China Mobile Ltd.	342,000	4,380,501

		7,539,255

Ireland — 1.5%
CRH PLC	215,342	6,072,909

Israel — 1.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	118,139	6,982,015

Italy — 2.9%
ENI SpA	276,870	4,911,185
Intesa Sanpaolo SpA	616,558	2,232,754
UniCredit SpA	647,756	4,345,805

		11,489,744

Japan — 8.5%
ITOCHU Corp. (a)	264,700	3,494,113
Konica Minolta Holdings, Inc.	344,300	4,029,755
Nikon Corp. (a)	149,600	1,729,198
Nissan Motor Co. Ltd.	593,270	6,162,563
Softbank Group Corp.	69,200	4,072,662
Suntory Beverage & Food Ltd.	112,800	4,535,124
Toshiba Corp.	451,000	1,545,418
Toyota Motor Corp. Sponsored ADR (Japan) (a)	45,239	6,050,716
Trend Micro, Inc. (a)	57,300	1,972,647

		33,592,196

Luxembourg — 0.5%
Subsea 7 SA (b) (a)	197,580	1,932,093

Netherlands — 6.7%
Akzo Nobel NV	93,460	6,828,805
ING Groep NV	464,630	7,704,396
Koninklijke Philips Electronics NV	97,720	2,494,107
NN Group NV	63,590	1,786,033
QIAGEN NV (b)	69,390	1,710,144
SBM Offshore NV (b) (a)	167,468	1,986,734
TNT Express NV	461,170	3,909,836

		26,420,055

Norway — 1.9%
StatoilHydro ASA	90,840	1,621,663
Telenor ASA	268,156	5,881,412

		7,503,075

Portugal — 0.7%
Galp Energia SGPS SA	242,320	2,839,580

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 5.0%
Hana Financial Group, Inc.	79,353	$2,053,510
Hyundai Mobis	14,563	2,775,628
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,916	2,659,709
POSCO ADR (Republic of Korea)	76,271	3,744,143
Samsung Electronics Co., Ltd.	7,605	8,639,154

		19,872,144

Russia — 0.6%
MMC Norilsk Nickel PJSC ADR (Russia)	145,469	2,455,385

Singapore — 2.9%
DBS Group Holdings, Ltd.	385,379	5,913,236
Singapore Telecommunications Ltd. (a)	1,468,000	4,564,157
Singapore Telecommunications Ltd.	340,700	1,073,875

		11,551,268

Spain — 1.9%
Repsol YPF SA	81,144	1,428,420
Telefonica SA Sponsored ADR (Spain)	419,792	5,961,046

		7,389,466

Sweden — 1.1%
Getinge AB Class B	128,140	3,082,446
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	133,854	1,397,436

		4,479,882

Switzerland — 6.6%
Credit Suisse Group	229,021	6,292,916
Novartis AG	56,930	5,623,137
Roche Holding AG	33,660	9,450,162
Swiss Re AG	53,250	4,710,107

		26,076,322

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	416,275	1,875,680

Thailand — 0.8%
Bangkok Bank PCL	565,500	2,979,619

United Kingdom — 19.7%
Aviva PLC	691,025	5,356,078
BAE Systems PLC	585,150	4,152,888
Barclays PLC	1,034,530	4,230,688
BP PLC	803,254	5,300,725
GlaxoSmithKline PLC	321,724	6,697,026
HSBC Holdings PLC	781,600	7,067,967
Kingfisher PLC	1,039,414	5,662,428
Lloyds Banking Group PLC	3,390,640	4,551,565
Marks & Spencer Group PLC	872,880	7,360,716
Petrofac Ltd. (a)	190,850	2,777,637

	Number of Shares	Value
Rexam PLC	393,254	$3,412,815
Royal Dutch Shell PLC Class A	2,397	67,390
Royal Dutch Shell PLC Class B	137,974	3,923,775
Sky PLC	290,060	4,731,320
Standard Chartered PLC	202,540	3,239,989
Tesco PLC	1,128,520	3,766,469
Vodafone Group PLC Sponsored ADR (United Kingdom)	144,110	5,252,809

		77,552,285

TOTAL COMMON STOCK (Cost $348,530,292)		385,227,044

TOTAL EQUITIES (Cost $348,530,292)		385,227,044

MUTUAL FUNDS — 3.9%
United States — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)	15,222,400	15,222,400

TOTAL MUTUAL FUNDS (Cost $15,222,400)		15,222,400

TOTAL LONG-TERM INVESTMENTS (Cost $363,752,692)		400,449,444

	Principal Amount

SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$8,032,361	8,032,361

Time Deposits — 0.1%
Euro Time Deposit 0.010% 7/01/15	261,284	261,284

TOTAL SHORT-TERM INVESTMENTS (Cost $8,293,645)		8,293,645

TOTAL INVESTMENTS — 103.7% (Cost $372,046,337) (e)		408,743,089

Other Assets/(Liabilities) — (3.7)%		(14,410,036)

NET ASSETS — 100.0%		$394,333,053

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $14,519,568 or 3.68% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $8,032,363. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $8,196,447.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 1.2%
Chemicals — 1.2%
The Sherwin-Williams Co.	8,163	$2,244,988

Communications — 18.8%
Internet — 12.1%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	15,344	1,262,351
Amazon.com, Inc. (a)	9,874	4,286,205
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	4,430	881,924
CDW Corp.	14,645	502,031
eBay, Inc. (a)	26,334	1,586,360
Expedia, Inc.	12,643	1,382,512
F5 Networks, Inc. (a)	15,192	1,828,357
Facebook, Inc. Class A (a)	51,278	4,397,858
Google, Inc. Class C (a)	10,025	5,218,113
The Priceline Group, Inc. (a)	1,239	1,426,547

		22,772,258

Media — 2.3%
Comcast Corp. Class A	50,922	3,062,449
Discovery Communications, Inc. Series A (a)	10,296	342,445
FactSet Research Systems, Inc.	2,695	437,964
Scripps Networks Interactive Class A	8,140	532,112

		4,374,970

Telecommunications — 4.4%
Cisco Systems, Inc.	141,501	3,885,617
QUALCOMM, Inc.	31,797	1,991,446
Verizon Communications, Inc.	52,280	2,436,771

		8,313,834

		35,461,062

Consumer, Cyclical — 14.9%
Home Builders — 0.8%
PulteGroup, Inc.	73,458	1,480,179

Home Furnishing — 0.3%
Whirlpool Corp.	3,063	530,052

Lodging — 1.6%
Hilton Worldwide Holdings, Inc. (a)	43,827	1,207,434
Wyndham Worldwide Corp.	19,811	1,622,719
Wynn Resorts Ltd.	1,468	144,847

		2,975,000

Retail — 12.2%
Advance Auto Parts, Inc.	9,073	1,445,238
Chipotle Mexican Grill, Inc. (a)	3,027	1,831,305
Costco Wholesale Corp.	15,895	2,146,779
CVS Health Corp.	24,668	2,587,180

	Number of Shares	Value
Dunkin’ Brands Group, Inc.	18,167	$999,185
The Home Depot, Inc.	40,234	4,471,204
Lowe’s Cos., Inc.	40,920	2,740,412
O’Reilly Automotive, Inc. (a)	10,919	2,467,476
Ross Stores, Inc.	35,875	1,743,884
The TJX Cos., Inc.	40,097	2,653,218

		23,085,881

		28,071,112

Consumer, Non-cyclical — 30.3%
Beverages — 1.8%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	13,476	1,626,149
Monster Beverage Corp. (a)	13,116	1,757,806

		3,383,955

Biotechnology — 8.1%
Amgen, Inc.	20,993	3,222,846
Biogen, Inc. (a)	6,738	2,721,748
Celgene Corp. (a)	25,029	2,896,731
Gilead Sciences, Inc.	37,835	4,429,722
Vertex Pharmaceuticals, Inc. (a)	16,507	2,038,284

		15,309,331

Commercial Services — 4.4%
Alliance Data Systems Corp. (a)	5,593	1,632,820
Moody’s Corp.	15,316	1,653,515
Paychex, Inc.	38,354	1,798,036
Visa, Inc. Class A	48,553	3,260,334

		8,344,705

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	17,776	1,162,728
The Estee Lauder Cos., Inc. Class A	21,459	1,859,637

		3,022,365

Foods — 1.3%
Mondelez International, Inc. Class A	52,965	2,178,980
Sysco Corp.	4,788	172,847

		2,351,827

Health Care – Products — 5.0%
Becton, Dickinson & Co.	14,259	2,019,787
C.R. Bard, Inc.	11,222	1,915,596
Johnson & Johnson	7,060	688,068
Medtronic PLC	30,621	2,269,016
Varian Medical Systems, Inc. (a)	10,886	918,016
Zimmer Biomet Holdings, Inc.	15,517	1,694,922

		9,505,405

Health Care – Services — 2.8%
Aetna, Inc.	25,298	3,224,483
Anthem, Inc.	6,613	1,085,458
HCA Holdings, Inc. (a)	10,745	974,786

		5,284,727

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.3%
Allergan PLC (a)	4,221	$1,280,905
AstraZeneca PLC Sponsored ADR (United Kingdom)	14,794	942,526
Bristol-Myers Squibb Co.	40,821	2,716,229
Cardinal Health, Inc.	14,034	1,173,944
Eli Lilly & Co.	27,245	2,274,685
Merck & Co., Inc.	27,703	1,577,132

		9,965,421

		57,167,736

Energy — 0.7%
Oil & Gas — 0.4%
Cabot Oil & Gas Corp.	21,670	683,472

Oil & Gas Services — 0.3%
Baker Hughes, Inc.	10,726	661,794

		1,345,266

Financial — 5.0%
Banks — 0.8%
Bank of America Corp.	91,354	1,554,845

Diversified Financial — 2.6%
The Goldman Sachs Group, Inc.	9,041	1,887,671
Intercontinental Exchange, Inc.	6,523	1,458,608
JP Morgan Chase & Co.	20,032	1,357,368
Waddell & Reed Financial, Inc. Class A	6,149	290,909

		4,994,556

Insurance — 0.8%
American International Group, Inc.	22,884	1,414,689

Real Estate Investment Trusts (REITS) — 0.8%
Public Storage	8,373	1,543,730

		9,507,820

Industrial — 4.9%
Aerospace & Defense — 1.2%
The Boeing Co.	16,324	2,264,465

Electronics — 0.4%
Agilent Technologies, Inc.	18,785	724,725

Machinery – Diversified — 0.6%
Rockwell Automation, Inc.	8,411	1,048,347

Manufacturing — 2.1%
Danaher Corp.	18,643	1,595,654
Honeywell International, Inc.	23,451	2,391,299

		3,986,953

Transportation — 0.6%
United Parcel Service, Inc. Class B	12,527	1,213,992

		9,238,482

	Number of Shares	Value
Technology — 24.2%
Computers — 8.5%
Amdocs Ltd.	16,104	$879,117
Apple, Inc.	107,571	13,492,093
IHS, Inc. Class A (a)	3,565	458,566
Western Digital Corp.	14,590	1,144,148

		15,973,924

Internet — 1.4%
Check Point Software Technologies Ltd. (a)	33,554	2,669,221

Semiconductors — 4.9%
Altera Corp.	52,170	2,671,104
Broadcom Corp. Class A	29,772	1,532,960
Linear Technology Corp.	34,507	1,526,245
Maxim Integrated Products, Inc.	51,865	1,793,232
Microchip Technology, Inc.	23,625	1,120,416
Skyworks Solutions, Inc.	6,849	712,981

		9,356,938

Software — 9.4%
Activision Blizzard, Inc.	35,289	854,347
Fiserv, Inc. (a)	9,292	769,656
Intuit, Inc.	21,874	2,204,243
Microsoft Corp.	134,519	5,939,014
Oracle Corp.	163,275	6,579,982
Salesforce.com, Inc. (a)	19,595	1,364,400

		17,711,642

		45,711,725

TOTAL COMMON STOCK (Cost $154,768,716)		188,748,191

TOTAL EQUITIES (Cost $154,768,716)		188,748,191

TOTAL LONG-TERM INVESTMENTS (Cost $154,768,716)		188,748,191

TOTAL INVESTMENTS — 100.0% (Cost $154,768,716) (b)		188,748,191

Other Assets/(Liabilities) — 0.0%		42,812

NET ASSETS — 100.0%		$188,791,003

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 3.9%
Chemicals — 1.9%
Axalta Coating Systems Ltd. (a)	42,090	$1,392,337
The Dow Chemical Co.	57,040	2,918,737

		4,311,074

Forest Products & Paper — 0.8%
International Paper Co.	41,050	1,953,570

Iron & Steel — 1.2%
Nucor Corp.	23,830	1,050,188
Steel Dynamics, Inc.	84,140	1,742,960

		2,793,148

		9,057,792

Communications — 10.1%
Internet — 1.3%
Symantec Corp.	122,840	2,856,030

Media — 4.2%
CBS Corp. Class B	40,980	2,274,390
Comcast Corp. Class A	47,540	2,859,055
Nielsen NV	55,400	2,480,258
Thomson Reuters Corp.	55,400	2,109,078

		9,722,781

Telecommunications — 4.6%
Cisco Systems, Inc.	263,540	7,236,809
Verizon Communications, Inc.	72,640	3,385,750

		10,622,559

		23,201,370

Consumer, Cyclical — 10.2%
Home Builders — 0.9%
PulteGroup, Inc.	107,310	2,162,297

Housewares — 1.0%
Newell Rubbermaid, Inc.	53,760	2,210,074

Leisure Time — 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	39,830	2,232,073

Lodging — 1.0%
Hilton Worldwide Holdings, Inc. (a)	85,610	2,358,555

Retail — 6.3%
CVS Health Corp.	27,500	2,884,200
Dollar General Corp.	31,300	2,433,262
The Home Depot, Inc.	25,610	2,846,039
Lowe’s Cos., Inc.	32,720	2,191,259
Nordstrom, Inc.	25,980	1,935,510
PVH Corp.	20,130	2,318,976

		14,609,246

		23,572,245

	Number of Shares	Value
Consumer, Non-cyclical — 16.6%
Agriculture — 0.8%
British American Tobacco PLC	33,866	$1,820,065

Beverages — 1.7%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	21,360	2,577,511
Diageo PLC Sponsored ADR (United Kingdom)	11,340	1,315,894

		3,893,405

Biotechnology — 1.9%
Amgen, Inc.	15,200	2,333,504
Gilead Sciences, Inc.	17,610	2,061,779

		4,395,283

Foods — 1.2%
Kraft Foods Group, Inc.	33,026	2,811,833

Health Care – Products — 2.4%
Baxter International, Inc.	28,960	2,025,173
Medtronic PLC	48,109	3,564,877

		5,590,050

Health Care – Services — 1.4%
UnitedHealth Group, Inc.	25,760	3,142,720

Pharmaceuticals — 7.2%
AstraZeneca PLC Sponsored ADR (United Kingdom)	36,570	2,329,875
Bristol-Myers Squibb Co.	50,890	3,386,221
Merck & Co., Inc.	105,010	5,978,219
Pfizer, Inc.	57,449	1,926,265
Roche Holding AG	10,658	2,992,270

		16,612,850

		38,266,206

Energy — 10.4%
Oil & Gas — 9.1%
Anadarko Petroleum Corp.	22,120	1,726,687
Chevron Corp.	45,490	4,388,421
EOG Resources, Inc.	33,020	2,890,901
Exxon Mobil Corp.	41,950	3,490,240
Marathon Oil Corp.	122,050	3,239,207
Occidental Petroleum Corp.	22,790	1,772,378
Pioneer Natural Resources Co.	12,470	1,729,464
Southwestern Energy Co. (a)	72,790	1,654,517

		20,891,815

Oil & Gas Services — 1.3%
Halliburton Co.	70,900	3,053,663

		23,945,478

Financial — 26.0%
Banks — 7.6%
M&T Bank Corp.	21,990	2,747,211
PNC Financial Services Group, Inc.	54,470	5,210,055

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co.	168,080	$9,452,819

		17,410,085

Diversified Financial — 12.0%
Ameriprise Financial, Inc.	5,780	722,095
BlackRock, Inc.	10,630	3,677,767
Citigroup, Inc.	108,210	5,977,520
The Goldman Sachs Group, Inc.	13,810	2,883,390
Intercontinental Exchange, Inc.	13,350	2,985,194
Invesco Ltd.	55,900	2,095,691
JP Morgan Chase & Co.	136,290	9,235,011

		27,576,668

Insurance — 6.2%
ACE Ltd.	33,110	3,366,625
American International Group, Inc.	40,450	2,500,619
Marsh & McLennan Cos., Inc.	43,090	2,443,203
MetLife, Inc.	56,690	3,174,073
Principal Financial Group, Inc.	35,010	1,795,663
Unum Group	25,650	916,987

		14,197,170

Real Estate Investment Trusts (REITS) — 0.2%
Paramount Group, Inc.	33,980	583,097

		59,767,020

Industrial — 11.1%
Aerospace & Defense — 2.5%
Spirit AeroSystems Holdings, Inc. Class A (a)	38,110	2,100,242
United Technologies Corp.	32,380	3,591,913

		5,692,155

Building Materials — 1.3%
Fortune Brands Home & Security, Inc.	65,160	2,985,631

Machinery – Construction & Mining — 1.0%
Ingersoll-Rand PLC	33,150	2,234,973

Manufacturing — 5.5%
3M Co.	15,690	2,420,967
Eaton Corp. PLC	55,820	3,767,292
General Electric Co.	168,970	4,489,533
Illinois Tool Works, Inc.	22,100	2,028,559

		12,706,351

Transportation — 0.8%
Union Pacific Corp.	19,400	1,850,178

		25,469,288

Technology — 6.9%
Semiconductors — 5.4%
Analog Devices, Inc.	35,290	2,265,089
Intel Corp.	142,250	4,326,534
Marvell Technology Group Ltd.	176,450	2,326,493
Maxim Integrated Products, Inc.	102,480	3,543,246

		12,461,362

	Number of Shares	Value
Software — 1.5%
Microsoft Corp.	74,690	$3,297,563

		15,758,925

Utilities — 2.4%
Electric — 2.4%
Edison International	31,580	1,755,216
Eversource Energy	53,570	2,432,614
NextEra Energy, Inc.	12,690	1,244,001

		5,431,831

TOTAL COMMON STOCK (Cost $168,315,130)		224,470,155

TOTAL EQUITIES (Cost $168,315,130)		224,470,155

TOTAL LONG-TERM INVESTMENTS (Cost $168,315,130)		224,470,155

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$5,599,672	5,599,672

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	9,440	9,440

TOTAL SHORT-TERM INVESTMENTS (Cost $5,609,112)		5,609,112

TOTAL INVESTMENTS — 100.0% (Cost $173,924,242) (c)		230,079,267

Other Assets/(Liabilities) — 0.0%		42,639

NET ASSETS — 100.0%		$230,121,906

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,599,675. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $5,714,242.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Austria — 0.4%
Erste Group Bank AG (a)	38,369	$1,088,896

Bermuda — 0.2%
Credicorp Ltd.	3,962	550,401

Brazil — 0.9%
AMBEV SA	233,531	1,434,641
Itau Unibanco Holding SA Sponsored ADR (Brazil)	90,765	993,877

		2,428,518

Canada — 1.7%
Canadian National Railway Co.	75,193	4,342,396

Cayman Islands — 0.2%
Sands China Ltd.	131,600	441,060

Czech Republic — 0.2%
Komercni Banka AS	1,991	441,298

Denmark — 0.8%
Carlsberg A/S Class B	23,438	2,127,373

France — 7.8%
Air Liquide	11,058	1,397,173
Danone SA	63,959	4,132,022
Dassault Systemes SA	5,227	379,975
Hermes International	1,235	460,452
Legrand SA	49,697	2,788,034
LVMH Moet Hennessy Louis Vuitton SE	26,880	4,705,505
Pernod-Ricard SA (b)	31,016	3,588,310
Schneider Electric SE	44,750	3,086,438

		20,537,909

Germany — 6.6%
Bayer AG	41,817	5,851,360
Brenntag AG	19,653	1,126,431
Deutsche Boerse AG	16,243	1,344,443
Linde AG	25,852	4,895,097
Merck KGaA	22,417	2,232,812
MTU Aero Engines AG	18,426	1,732,809

		17,182,952

Ireland — 4.0%
Accenture PLC Class A	66,958	6,480,195
Medtronic PLC	54,210	4,016,961

		10,497,156

Israel — 0.5%
Check Point Software Technologies Ltd. (a)	15,447	1,228,809

Japan — 1.5%
Hoya Corp.	55,100	2,206,441

	Number of Shares	Value
Inpex Corp. (b)	90,600	$1,030,420
Lawson, Inc. (b)	8,600	588,286

		3,825,147

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV Class O	171,536	943,161

Netherlands — 2.4%
Akzo Nobel NV	43,459	3,175,402
Heineken NV	40,121	3,054,499

		6,229,901

Netherlands Antilles — 1.0%
Schlumberger Ltd.	30,992	2,671,200

Republic of Korea — 0.6%
Samsung Electronics Co., Ltd.	1,389	1,577,881

Russia — 0.1%
Sberbank of Russia Sponsored ADR (Russia)	58,540	310,848
Sberbank of Russia Sponsored ADR (Russia)	1,374	7,180

		318,028

Sweden — 1.4%
Svenska Cellulosa AB Class B	143,620	3,651,067

Switzerland — 8.1%
Adecco SA	31,422	2,556,126
Cie Financiere Richemont SA	32,000	2,608,451
Julius Baer Group Ltd.	23,913	1,343,406
Nestle SA	89,840	6,494,133
Roche Holding AG	7,760	2,178,647
Sonova Holding AG	10,241	1,386,268
Swiss Re AG	8,867	784,310
UBS Group AG	184,408	3,910,032

		21,261,373

Thailand — 0.2%
Kasikornbank PCL	117,100	653,799

United Kingdom — 10.7%
Burberry Group PLC	63,151	1,561,010
Compass Group PLC	183,459	3,038,959
Delphi Automotive PLC	22,245	1,892,827
Diageo PLC	183,970	5,332,625
Reckitt Benckiser Group PLC	76,563	6,611,034
Sky PLC	153,007	2,495,777
Standard Chartered PLC	125,031	2,000,094
Whitbread PLC	5,028	391,194
William Hill PLC	140,199	889,150
WPP PLC	171,010	3,837,210

		28,049,880

United States — 49.2%
3M Co.	27,154	4,189,862

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Express Co.	50,840	$3,951,285
Amphenol Corp. Class A	33,347	1,933,126
AutoZone, Inc. (a)	4,444	2,963,704
The Bank of New York Mellon Corp.	105,137	4,412,600
Cisco Systems, Inc.	64,564	1,772,927
Colgate-Palmolive Co.	52,610	3,441,220
DENTSPLY International, Inc.	40,214	2,073,032
eBay, Inc. (a)	34,182	2,059,124
Franklin Resources, Inc.	64,792	3,176,752
The Goldman Sachs Group, Inc.	16,488	3,442,530
Harley-Davidson, Inc.	7,815	440,375
Honeywell International, Inc.	65,938	6,723,698
International Flavors & Fragrances, Inc.	17,358	1,897,056
Johnson & Johnson	17,157	1,672,121
Kellogg Co.	54,686	3,428,812
McDonald’s Corp.	28,616	2,720,523
Microchip Technology, Inc. (b)	44,227	2,097,465
Monsanto Co.	1,114	118,741
National Oilwell Varco, Inc.	24,922	1,203,234
NOW, Inc. (a) (b)	14,569	290,069
Omnicom Group, Inc.	33,764	2,346,260
Oracle Corp.	115,491	4,654,287
Praxair, Inc.	20,639	2,467,392
Rockwell Automation, Inc.	5,570	694,245
Sally Beauty Holdings, Inc. (a)	63,918	2,018,530
St. Jude Medical, Inc.	51,382	3,754,483
State Street Corp.	77,175	5,942,475
Stryker Corp.	38,286	3,658,993
Thermo Fisher Scientific, Inc.	49,570	6,432,203
Time Warner Cable, Inc.	15,289	2,724,041
Time Warner, Inc.	83,159	7,268,928
Union Pacific Corp.	10,726	1,022,939
United Parcel Service, Inc. Class B	39,559	3,833,663
United Technologies Corp.	45,565	5,054,525
Urban Outfitters, Inc. (a)	47,895	1,676,325
Viacom, Inc. Class B	11,351	733,729
Visa, Inc. Class A	84,492	5,673,638
W.W. Grainger, Inc.	7,667	1,814,396
The Walt Disney Co.	69,938	7,982,723
Waters Corp. (a)	20,008	2,568,627
Wynn Resorts Ltd.	5,329	525,812
Zimmer Biomet Holdings, Inc.	18,259	1,994,431

		128,850,901

TOTAL COMMON STOCK (Cost $208,135,516)		258,899,106

TOTAL EQUITIES (Cost $208,135,516)		258,899,106

	Number of Shares	Value
MUTUAL FUNDS — 2.9%
United States — 2.9%
State Street Navigator Securities Lending Prime Portfolio (c)	7,615,517	$7,615,517

TOTAL MUTUAL FUNDS (Cost $7,615,517)		7,615,517

TOTAL LONG-TERM INVESTMENTS (Cost $215,751,033)		266,514,623

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$2,564,852	2,564,852

TOTAL SHORT-TERM INVESTMENTS (Cost $2,564,852)		2,564,852

TOTAL INVESTMENTS — 102.8% (Cost $218,315,885) (e)		269,079,475

Other Assets/(Liabilities) — (2.8)%		(7,244,520)

NET ASSETS — 100.0%		$261,834,955

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $7,311,625 or 2.79% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,564,852. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $2,620,105.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.2%
Basic Materials — 3.7%
Chemicals — 3.7%
Monsanto Co.	10,064	$1,072,722
Praxair, Inc.	8,371	1,000,753
The Sherwin-Williams Co.	5,281	1,452,381
W.R. Grace & Co. (a)	13,778	1,381,933

		4,907,789

Communications — 9.9%
Internet — 2.9%
Google, Inc. Class A (a)	4,062	2,193,642
Google, Inc. Class C (a)	3,261	1,697,383

		3,891,025

Media — 7.0%
Comcast Corp. Class A	42,843	2,576,578
Time Warner, Inc.	27,922	2,440,662
Twenty-First Century Fox Class A	53,368	1,736,862
The Walt Disney Co.	24,002	2,739,588

		9,493,690

		13,384,715

Consumer, Cyclical — 11.0%
Apparel — 1.6%
Nike, Inc. Class B	7,979	861,892
VF Corp.	17,502	1,220,589

		2,082,481

Automotive & Parts — 0.2%
Delphi Automotive PLC	3,219	273,905

Distribution & Wholesale — 1.2%
W.W. Grainger, Inc.	6,796	1,608,273

Housewares — 1.5%
Newell Rubbermaid, Inc.	50,330	2,069,066

Retail — 6.5%
AutoZone, Inc. (a)	1,699	1,133,063
Bed Bath & Beyond, Inc. (a)	19,546	1,348,283
Kohl’s Corp.	24,242	1,517,792
L Brands, Inc.	9,824	842,211
McDonald’s Corp.	11,438	1,087,411
Ross Stores, Inc.	29,396	1,428,940
Target Corp.	16,781	1,369,833

		8,727,533

		14,761,258

Consumer, Non-cyclical — 26.3%
Beverages — 1.8%
Diageo PLC	33,298	965,189
Pernod-Ricard SA	12,656	1,464,201

		2,429,390

	Number of Shares	Value
Commercial Services — 5.8%
Gartner, Inc. (a)	4,206	$360,791
MasterCard, Inc. Class A	24,125	2,255,205
McKesson Corp.	7,381	1,659,322
Visa, Inc. Class A	52,852	3,549,012

		7,824,330

Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	19,158	1,253,125
The Procter & Gamble Co.	18,545	1,450,961

		2,704,086

Foods — 3.1%
Danone SA	23,413	1,512,579
General Mills, Inc.	10,062	560,654
Mondelez International, Inc. Class A	49,728	2,045,810

		4,119,043

Health Care – Products — 4.4%
Johnson & Johnson	27,391	2,669,527
Medtronic PLC	12,874	953,963
St. Jude Medical, Inc.	14,785	1,080,340
Stryker Corp.	13,333	1,274,235

		5,978,065

Health Care – Services — 1.9%
Thermo Fisher Scientific, Inc.	19,487	2,528,633

Pharmaceuticals — 7.3%
Abbott Laboratories	27,534	1,351,369
Allergan PLC (a)	5,052	1,533,080
Bristol-Myers Squibb Co.	23,572	1,568,481
Eli Lilly & Co.	20,138	1,681,321
Endo International PLC (a)	16,658	1,326,810
Valeant Pharmaceuticals International, Inc. (a)	10,683	2,373,228

		9,834,289

		35,417,836

Diversified — 1.0%
Holding Company – Diversified — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	7,546	1,320,973

Energy — 5.4%
Oil & Gas — 2.8%
EOG Resources, Inc.	24,287	2,126,327
Noble Energy, Inc.	27,155	1,158,975
Occidental Petroleum Corp.	6,779	527,203

		3,812,505

Oil & Gas Services — 2.6%
Cameron International Corp. (a)	18,720	980,366
National Oilwell Varco, Inc.	14,097	680,603
Schlumberger Ltd.	20,761	1,789,391

		3,450,360

		7,262,865

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 18.0%
Banks — 4.5%
Bank of America Corp.	146,471	$2,492,936
State Street Corp.	10,635	818,895
Wells Fargo & Co.	49,282	2,771,620

		6,083,451

Diversified Financial — 10.9%
American Express Co.	33,972	2,640,304
BlackRock, Inc.	6,097	2,109,440
The Goldman Sachs Group, Inc.	13,042	2,723,039
JP Morgan Chase & Co.	65,106	4,411,583
Morgan Stanley	32,796	1,272,157
The NASDAQ OMX Group, Inc.	30,371	1,482,408

		14,638,931

Insurance — 0.8%
ACE Ltd.	10,132	1,030,222

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	25,984	2,424,047

		24,176,651

Industrial — 11.0%
Aerospace & Defense — 1.9%
United Technologies Corp.	23,605	2,618,503

Engineering & Construction — 0.6%
Fluor Corp.	13,865	734,984

Manufacturing — 4.3%
Danaher Corp.	41,031	3,511,843
Honeywell International, Inc.	22,692	2,313,903

		5,825,746

Metal Fabricate & Hardware — 1.1%
Precision Castparts Corp.	7,662	1,531,404

Packaging & Containers — 1.2%
Crown Holdings, Inc. (a)	30,798	1,629,522

Transportation — 1.9%
Canadian National Railway Co.	28,624	1,653,036
United Parcel Service, Inc. Class B	8,848	857,460

		2,510,496

		14,850,655

Technology — 11.6%
Computers — 7.3%
Accenture PLC Class A	23,351	2,259,910
Apple, Inc.	12,853	1,612,088
Cognizant Technology Solutions Corp. Class A (a)	39,383	2,405,907
EMC Corp.	99,603	2,628,523
Hewlett-Packard Co.	33,677	1,010,647

		9,917,075

Semiconductors — 1.9%
Avago Technologies Ltd.	5,797	770,595

	Number of Shares	Value
Microchip Technology, Inc.	37,292	$1,768,573

		2,539,168

Software — 2.4%
Adobe Systems, Inc. (a)	6,950	563,019
Citrix Systems, Inc. (a)	7,245	508,309
Fidelity National Information Services, Inc.	34,486	2,131,235

		3,202,563

		15,658,806

Utilities — 1.3%
Electric — 1.3%
American Electric Power Co., Inc.	15,373	814,308
CMS Energy Corp.	29,938	953,226

		1,767,534

TOTAL COMMON STOCK (Cost $94,611,430)		133,509,082

PREFERRED STOCK — 0.3%
Utilities — 0.3%
Electric — 0.3%
Exelon Corp. 6.500%	7,560	342,922

TOTAL PREFERRED STOCK (Cost $382,468)		342,922

TOTAL EQUITIES (Cost $94,993,898)		133,852,004

TOTAL LONG-TERM INVESTMENTS (Cost $94,993,898)		133,852,004

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$812,645	812,645

TOTAL SHORT-TERM INVESTMENTS (Cost $812,645)		812,645

TOTAL INVESTMENTS — 100.1% (Cost $95,806,543) (c)		134,664,649

Other Assets/(Liabilities) — (0.1)%		(74,109)

NET ASSETS — 100.0%		$134,590,540

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $812,645. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $831,711.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 4.2%
Chemicals — 2.8%
The Dow Chemical Co.	35,570	$1,820,118
E.I. du Pont de Nemours & Co.	53,400	3,414,930
Praxair, Inc.	13,250	1,584,038

		6,819,086

Forest Products & Paper — 1.0%
International Paper Co.	50,090	2,383,783

Mining — 0.4%
BHP Billiton Ltd.	47,000	955,372

		10,158,241

Communications — 6.5%
Media — 2.0%
Comcast Corp. Special Class A	66,750	4,000,995
Nielsen NV	20,870	934,350

		4,935,345

Telecommunications — 4.5%
BCE, Inc.	16,350	694,875
Motorola Solutions, Inc.	28,710	1,646,231
QUALCOMM, Inc.	53,210	3,332,542
SK Telecom Co. Ltd. ADR (South Korea)	49,090	1,216,941
Verizon Communications, Inc.	86,840	4,047,613

		10,938,202

		15,873,547

Consumer, Cyclical — 5.8%
Retail — 5.8%
Dollar General Corp.	49,850	3,875,339
The Gap, Inc.	48,490	1,850,863
The Home Depot, Inc.	58,480	6,498,882
McDonald’s Corp.	19,392	1,843,598

		14,068,682

Consumer, Non-cyclical — 21.3%
Agriculture — 1.6%
Altria Group, Inc.	29,010	1,418,879
Philip Morris International, Inc.	13,810	1,107,148
Reynolds American, Inc.	19,099	1,425,931

		3,951,958

Beverages — 1.8%
The Coca-Cola Co.	61,000	2,393,030
Diageo PLC	66,440	1,925,855

		4,318,885

Cosmetics & Personal Care — 1.9%
The Procter & Gamble Co.	56,920	4,453,421

	Number of Shares	Value
Foods — 2.0%
The Kroger Co.	42,870	$3,108,504
Mondelez International, Inc. Class A	31,480	1,295,087
Unilever NV NY Shares	11,930	499,151

		4,902,742

Health Care – Products — 2.3%
Becton, Dickinson & Co.	10,530	1,491,575
Johnson & Johnson	41,150	4,010,479

		5,502,054

Health Care – Services — 4.1%
Anthem, Inc.	13,130	2,155,158
Quest Diagnostics, Inc.	33,640	2,439,573
UnitedHealth Group, Inc.	44,273	5,401,306

		9,996,037

Pharmaceuticals — 7.6%
Abbott Laboratories	21,340	1,047,367
AbbVie, Inc.	21,340	1,433,835
Bristol-Myers Squibb Co.	70,500	4,691,070
Merck & Co., Inc.	91,530	5,210,803
Pfizer, Inc.	180,810	6,062,559

		18,445,634

		51,570,731

Energy — 9.0%
Oil & Gas — 8.1%
Chevron Corp.	23,698	2,286,146
ConocoPhillips	18,280	1,122,575
Exxon Mobil Corp.	47,050	3,914,560
Marathon Oil Corp.	53,850	1,429,179
Marathon Petroleum Corp.	69,130	3,616,190
Occidental Petroleum Corp.	46,384	3,607,284
Total SA Sponsored ADR (France)	72,073	3,543,829

		19,519,763

Oil & Gas Services — 0.5%
Schlumberger Ltd.	14,730	1,269,579

Pipelines — 0.4%
Spectra Energy Corp.	30,430	992,018

		21,781,360

Financial — 26.4%
Banks — 8.6%
Bank of America Corp.	176,440	3,003,009
SunTrust Banks, Inc.	104,492	4,495,246
U.S. Bancorp	92,360	4,008,424
Wells Fargo & Co.	165,030	9,281,287

		20,787,966

Diversified Financial — 11.2%
American Express Co.	19,303	1,500,229
Citigroup, Inc.	140,710	7,772,820
CME Group, Inc.	23,440	2,181,326

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Goldman Sachs Group, Inc.	12,960	$2,705,918
JP Morgan Chase & Co.	150,740	10,214,143
Morgan Stanley	72,930	2,828,955

		27,203,391

Insurance — 6.1%
ACE Ltd.	23,150	2,353,892
American International Group, Inc.	53,080	3,281,406
MetLife, Inc.	57,270	3,206,547
Prudential Financial, Inc.	34,620	3,029,942
The Travelers Cos., Inc.	30,770	2,974,228

		14,846,015

Real Estate Investment Trusts (REITS) — 0.5%
Weyerhaeuser Co.	34,740	1,094,310

		63,931,682

Industrial — 13.5%
Aerospace & Defense — 5.9%
Lockheed Martin Corp.	17,500	3,253,250
Northrop Grumman Corp.	22,470	3,564,416
Raytheon Co.	47,851	4,578,384
United Technologies Corp.	24,820	2,753,282

		14,149,332

Electronics — 0.4%
Tyco International PLC	27,510	1,058,585

Machinery – Diversified — 0.4%
Rockwell Automation, Inc.	8,300	1,034,512

Manufacturing — 4.9%
3M Co.	11,430	1,763,649
General Electric Co.	239,790	6,371,221
Honeywell International, Inc.	35,260	3,595,462

		11,730,332

Transportation — 1.9%
Union Pacific Corp.	21,569	2,057,035
United Parcel Service, Inc. Class B	26,470	2,565,208

		4,622,243

		32,595,004

Technology — 5.8%
Computers — 0.6%
International Business Machines Corp.	9,460	1,538,764

Semiconductors — 2.5%
Intel Corp.	139,410	4,240,155
Samsung Electronics Co., Ltd. (a)	3,220	1,836,567

		6,076,722

Software — 2.7%
Microsoft Corp.	113,540	5,012,791
Oracle Corp.	36,140	1,456,442

		6,469,233

		14,084,719

	Number of Shares	Value
Utilities — 4.9%
Electric — 3.6%
CMS Energy Corp.	30,920	$984,493
Dominion Resources, Inc.	37,040	2,476,865
Eversource Energy	21,720	986,305
ITC Holdings Corp.	18,870	607,236
NextEra Energy, Inc.	27,730	2,718,372
WEC Energy Group, Inc.	22,440	1,009,127

		8,782,398

Gas — 0.6%
Sempra Energy	13,210	1,306,998

Water — 0.7%
American Water Works Co., Inc.	36,110	1,756,029

		11,845,425

TOTAL COMMON STOCK (Cost $189,017,751)		235,909,391

TOTAL EQUITIES (Cost $189,017,751)		235,909,391

TOTAL LONG-TERM INVESTMENTS (Cost $189,017,751)		235,909,391

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$5,961,570	5,961,570

TOTAL SHORT-TERM INVESTMENTS (Cost $5,961,570)		5,961,570

TOTAL INVESTMENTS — 99.8% (Cost $194,979,321) (c)		241,870,961

Other Assets/(Liabilities) — 0.2%		386,981

NET ASSETS — 100.0%		$242,257,942

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2015, these securities amounted to a value of $1,836,567 or 0.76% of net assets.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Maturity value of $5,961,571. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $6,084,849.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Australia — 3.0%
AMP Ltd.	547,600	$2,519,103
Orica Ltd. (a)	172,879	2,833,496

		5,352,599

Cayman Islands — 1.6%
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	146,600	2,877,758

France — 15.1%
BNP Paribas	126,400	7,621,048
Bureau Veritas SA	29,900	689,257
Christian Dior SE	5,650	1,102,256
Danone SA	61,325	3,961,854
Kering	28,170	5,024,893
LVMH Moet Hennessy Louis Vuitton SE	16,750	2,932,188
Pernod-Ricard SA (a)	27,000	3,123,690
Publicis Groupe	7,180	530,274
Safran SA	30,650	2,075,391

		27,060,851

Germany — 11.4%
Adidas AG	12,700	971,930
Allianz SE	44,380	6,909,597
Bayerische Motoren Werke AG	52,400	5,732,973
Daimler AG	58,550	5,326,762
SAP SE	19,400	1,351,793

		20,293,055

Ireland — 2.0%
Willis Group Holdings PLC	75,700	3,550,330

Israel — 0.2%
Check Point Software Technologies Ltd. (b)	3,500	278,425

Italy — 5.2%
Exor SpA	45,600	2,174,937
Intesa Sanpaolo SpA	1,087,800	3,939,274
Prada SpA	662,100	3,181,938

		9,296,149

Japan — 15.3%
Daiwa Securities Group, Inc.	726,000	5,422,978
Honda Motor Co. Ltd.	207,000	6,691,820
Komatsu Ltd.	55,200	1,106,194
Meitec Corp.	18,000	670,214
Nomura Holdings, Inc.	628,600	4,236,869
Olympus Corp.	38,000	1,310,131
Omron Corp.	16,600	720,989
Secom Co. Ltd.	9,800	635,699
Toyota Motor Corp.	98,000	6,554,359

		27,349,253

	Number of Shares	Value
Netherlands — 6.7%
Akzo Nobel NV	8,361	$610,910
CNH Industrial NV	671,200	6,116,777
Heineken Holding NV Class A	10,500	739,165
Koninklijke Philips Electronics NV	179,800	4,589,033

		12,055,885

Republic of Korea — 3.3%
Samsung Electronics Co., Ltd.	5,160	5,861,674

Sweden — 3.4%
Atlas Copco AB Class B	37,300	927,809
Hennes & Mauritz AB Class B	42,200	1,622,352
SKF AB Class B	108,200	2,466,258
Swedish Match AB	40,100	1,139,138

		6,155,557

Switzerland — 16.0%
Adecco SA	18,150	1,476,471
Cie Financiere Richemont SA	74,200	6,048,346
Credit Suisse Group	323,751	8,895,856
Holcim Ltd.	49,600	3,666,736
Kuehne & Nagel International AG	23,300	3,095,012
Nestle SA	39,350	2,844,436
Schindler Holding AG	9,700	1,588,394
Swatch Group AG	2,390	932,099

		28,547,350

United Kingdom — 14.3%
Diageo PLC	173,200	5,020,442
Experian PLC	205,300	3,735,784
G4S PLC	70,900	298,997
GlaxoSmithKline PLC	87,500	1,821,405
Glencore PLC	596,700	2,395,370
Lloyds Banking Group PLC	3,044,300	4,086,641
Meggitt PLC	203,438	1,492,578
Schroders PLC	43,400	2,164,129
Smiths Group PLC	138,000	2,445,681
Wolseley PLC	6,700	427,258
WPP PLC	71,800	1,611,085

		25,499,370

TOTAL COMMON STOCK (Cost $180,260,499)		174,178,256

TOTAL EQUITIES (Cost $180,260,499)		174,178,256

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 5.0%
United States — 5.0%
State Street Navigator Securities Lending Prime Portfolio (c)	8,911,766	$8,911,766

TOTAL MUTUAL FUNDS (Cost $8,911,766)		8,911,766

TOTAL LONG-TERM INVESTMENTS (Cost $189,172,265)		183,090,022

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$4,908,016	4,908,016

TOTAL SHORT-TERM INVESTMENTS (Cost $4,908,016)		4,908,016

TOTAL INVESTMENTS — 105.3% (Cost $194,080,281) (e)		187,998,038

Other Assets/(Liabilities) — (5.3)%		(9,438,328)

NET ASSETS — 100.0%		$178,559,710

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $8,535,828 or 4.78% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,908,017. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $5,007,910.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.9%

COMMON STOCK — 100.9%
Basic Materials — 2.5%
Chemicals — 2.5%
The Sherwin-Williams Co.	20,740	$5,703,915

Communications — 18.0%
Internet — 12.0%
Facebook, Inc. Class A (a)	90,520	7,763,448
FireEye, Inc. (a)	58,530	2,862,702
Google, Inc. Class A (a)	12,920	6,977,317
LinkedIn Corp. Class A (a)	19,610	4,052,014
The Priceline Group, Inc. (a)	4,600	5,296,302

		26,951,783

Media — 4.9%
The McGraw Hill Financial, Inc.	28,730	2,885,929
The Walt Disney Co.	72,150	8,235,201

		11,121,130

Telecommunications — 1.1%
Palo Alto Networks, Inc. (a)	14,360	2,508,692

		40,581,605

Consumer, Cyclical — 23.0%
Airlines — 1.4%
Delta Air Lines, Inc.	76,630	3,147,960

Apparel — 4.4%
Nike, Inc. Class B	49,550	5,352,391
VF Corp.	64,820	4,520,547

		9,872,938

Home Furnishing — 1.1%
Harman International Industries, Inc.	21,380	2,542,937

Leisure Time — 1.3%
Royal Caribbean Cruises Ltd.	36,130	2,843,070

Lodging — 1.0%
Marriott International, Inc. Class A	32,120	2,389,407

Retail — 13.8%
Chipotle Mexican Grill, Inc. (a)	6,160	3,726,738
Costco Wholesale Corp.	23,160	3,127,990
CVS Health Corp.	39,910	4,185,761
Dollar General Corp.	62,380	4,849,421
The Home Depot, Inc.	72,320	8,036,922
Ulta Salon Cosmetics & Fragrance, Inc. (a)	19,380	2,993,241
Yum! Brands, Inc.	45,890	4,133,771

		31,053,844

		51,850,156

Consumer, Non-cyclical — 32.2%
Beverages — 3.4%
Constellation Brands, Inc. Class A	35,790	4,152,356

	Number of Shares	Value
Monster Beverage Corp. (a)	26,820	$3,594,416

		7,746,772

Biotechnology — 8.0%
Alexion Pharmaceuticals, Inc. (a)	22,250	4,022,133
Biogen, Inc. (a)	11,430	4,617,034
Celgene Corp. (a)	39,350	4,554,172
Regeneron Pharmaceuticals, Inc. (a)	9,260	4,723,804

		17,917,143

Commercial Services — 10.5%
FleetCor Technologies, Inc. (a)	18,640	2,908,958
MasterCard, Inc. Class A	45,870	4,287,928
McKesson Corp.	22,710	5,105,435
Verisk Analytics, Inc. (a)	40,960	2,980,250
Visa, Inc. Class A	123,530	8,295,039

		23,577,610

Cosmetics & Personal Care — 1.9%
The Estee Lauder Cos., Inc. Class A	48,640	4,215,142

Health Care – Products — 1.0%
The Cooper Cos., Inc.	12,610	2,244,202

Health Care – Services — 1.4%
Cigna Corp.	19,190	3,108,780

Pharmaceuticals — 6.0%
Allergan PLC (a)	26,180	7,944,583
Shire PLC Sponsored ADR (Ireland)	23,380	5,646,036

		13,590,619

		72,400,268

Energy — 2.0%
Oil & Gas — 2.0%
Devon Energy Corp.	38,000	2,260,620
EOG Resources, Inc.	26,300	2,302,565

		4,563,185

Financial — 6.1%
Diversified Financial — 2.7%
The Charles Schwab Corp.	85,220	2,782,433
CME Group, Inc.	35,580	3,311,075

		6,093,508

Diversified Financial Services — 2.1%
Affiliated Managers Group, Inc. (a)	20,810	4,549,066

Real Estate — 1.3%
CBRE Group, Inc. (a)	80,190	2,967,030

		13,609,604

Industrial — 2.6%
Transportation — 2.6%
Canadian Pacific Railway Ltd.	12,300	1,970,829
FedEx Corp.	22,870	3,897,048

		5,867,877

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 14.5%
Computers — 6.3%
Apple, Inc.	112,650	$14,129,126

Semiconductors — 2.6%
Micron Technology, Inc. (a)	83,950	1,581,618
NXP Semiconductor NV (a)	42,530	4,176,446

		5,758,064

Software — 5.6%
Cerner Corp. (a)	44,750	3,090,435
Salesforce.com, Inc. (a)	66,120	4,603,935
Servicenow, Inc. (a)	29,110	2,163,164
Workday, Inc. Class A (a)	36,840	2,814,208

		12,671,742

		32,558,932

TOTAL COMMON STOCK (Cost $185,120,481)		227,135,542

TOTAL EQUITIES (Cost $185,120,481)		227,135,542

TOTAL LONG-TERM INVESTMENTS (Cost $185,120,481)		227,135,542

TOTAL INVESTMENTS — 100.9% (Cost $185,120,481) (b)		227,135,542

Other Assets/(Liabilities) — (0.9)%		(1,966,720)

NET ASSETS — 100.0%		$225,168,822

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 2.9%
Chemicals — 2.3%
Air Products & Chemicals, Inc. (a)	2,177	$297,879
Airgas, Inc. (a)	763	80,710
CF Industries Holdings, Inc. (a)	2,705	173,877
The Dow Chemical Co. (a)	12,286	628,675
E.I. du Pont de Nemours & Co. (a)	10,222	653,697
Eastman Chemical Co. (a)	1,678	137,294
Ecolab, Inc. (a)	3,040	343,733
FMC Corp. (a)	1,505	79,088
International Flavors & Fragrances, Inc. (a)	911	99,563
LyondellBasell Industries NV Class A (a)	4,471	462,838
Monsanto Co. (a)	5,456	581,555
The Mosaic Co. (a)	3,511	164,490
PPG Industries, Inc. (a)	3,072	352,420
Praxair, Inc. (a)	3,260	389,733
The Sherwin-Williams Co. (a)	911	250,543
Sigma-Aldrich Corp. (a)	1,348	187,844

		4,883,939

Forest Products & Paper — 0.2%
International Paper Co. (a)	4,774	227,195
MeadWestvaco Corp. (a)	3,780	178,378

		405,573

Iron & Steel — 0.1%
Nucor Corp. (a)	3,602	158,740

Mining — 0.3%
Alcoa, Inc. (a)	13,798	153,848
Freeport-McMoRan, Inc. (a)	11,739	218,580
Newmont Mining Corp. (a)	5,632	131,563
Vulcan Materials Co. (a)	1,491	125,140

		629,131

		6,077,383

Communications — 12.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc. (a)	4,655	89,702
Omnicom Group, Inc. (a)	2,785	193,529

		283,231

Internet — 5.0%
Akamai Technologies, Inc. (a) (b)	2,019	140,967
Amazon.com, Inc. (a) (b)	4,299	1,866,153
eBay, Inc. (a) (b)	12,431	748,844
Equinix, Inc. (a)	638	162,052
Expedia, Inc. (a)	1,116	122,035
F5 Networks, Inc. (a) (b)	814	97,965

	Number of Shares	Value
Facebook, Inc. Class A (a) (b)	23,698	$2,032,459
Google, Inc. Class A (a) (b)	3,224	1,741,089
Google, Inc. Class C (a) (b)	3,238	1,685,411
Netflix, Inc. (a) (b)	683	448,690
The Priceline Group, Inc. (a) (b)	586	674,703
Symantec Corp. (a)	7,704	179,118
TripAdvisor, Inc. (a) (b)	1,259	109,709
VeriSign, Inc. (a) (b)	1,188	73,323
Yahoo!, Inc. (a) (b)	9,829	386,181

		10,468,699

Media — 3.7%
Cablevision Systems Corp. Class A (a)	2,477	59,299
CBS Corp. Class B (a)	5,165	286,658
Comcast Corp. Class A (a)	28,688	1,725,296
DIRECTV (a) (b)	5,676	526,676
Discovery Communications, Inc. Series A (a) (b)	1,678	55,810
Discovery Communications, Inc. Series C (a) (b)	3,051	94,825
Gannett Co., Inc. (b)	1,281	17,914
The McGraw Hill Financial, Inc. (a)	3,088	310,190
News Corp. Class A (a) (b)	5,638	82,258
Nielsen NV (a)	3,562	159,471
Scripps Networks Interactive Class A (a)	1,100	71,907
TEGNA, Inc.	2,561	82,131
Time Warner Cable, Inc. (a)	3,171	564,977
Time Warner, Inc. (a)	9,376	819,556
Twenty-First Century Fox Class A (a)	20,643	671,827
Viacom, Inc. Class B (a)	4,123	266,511
The Walt Disney Co. (a)	17,652	2,014,799

		7,810,105

Telecommunications — 3.8%
AT&T, Inc. (a)	58,595	2,081,294
CenturyLink, Inc. (a)	6,395	187,885
Cisco Systems, Inc. (a)	57,630	1,582,520
Corning, Inc. (a)	14,353	283,185
Frontier Communications Corp. (a)	11,317	56,019
Harris Corp. (a)	1,175	90,369
Juniper Networks, Inc. (a)	4,089	106,191
Level 3 Communications, Inc. (a) (b)	3,237	170,493
Motorola Solutions, Inc. (a)	2,152	123,396
QUALCOMM, Inc. (a)	18,623	1,166,359
Verizon Communications, Inc. (a)	46,913	2,186,615

		8,034,326

		26,596,361

Consumer, Cyclical — 10.0%
Airlines — 0.5%
American Airlines Group, Inc. (a)	8,097	323,354

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Delta Air Lines, Inc. (a)	9,305	$382,249
Southwest Airlines Co. (a)	7,632	252,543

		958,146

Apparel — 0.6%
Nike, Inc. Class B (a)	7,900	853,358
Ralph Lauren Corp. (a)	680	90,005
Under Armour, Inc. Class A (a) (b)	1,884	157,201
VF Corp. (a)	3,865	269,545

		1,370,109

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	44,661	670,362
General Motors Co. (a)	15,271	508,982
Paccar, Inc. (a)	4,002	255,368

		1,434,712

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	2,556	145,283
Delphi Automotive PLC (a)	3,277	278,840
The Goodyear Tire & Rubber Co. (a)	3,043	91,746
Johnson Controls, Inc. (a)	7,421	367,562

		883,431

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	3,069	129,450
Fossil Group, Inc. (b)	500	34,680
Genuine Parts Co. (a)	1,724	154,350
W.W. Grainger, Inc. (a)	677	160,212

		478,692

Home Builders — 0.1%
D.R. Horton, Inc. (a)	3,754	102,709
Lennar Corp. Class A (a)	2,016	102,897
PulteGroup, Inc. (a)	3,741	75,381

		280,987

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	775	92,179
Whirlpool Corp. (a)	882	152,630

		244,809

Housewares — 0.1%
Newell Rubbermaid, Inc. (a)	3,061	125,838

Leisure Time — 0.3%
Carnival Corp. (a)	5,085	251,148
Harley-Davidson, Inc. (a)	2,388	134,564
Royal Caribbean Cruises Ltd. (a)	1,860	146,363

		532,075

Lodging — 0.3%
Marriott International, Inc. Class A (a)	2,341	174,147
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,938	157,152
Wyndham Worldwide Corp. (a)	1,361	111,480

	Number of Shares	Value
Wynn Resorts Ltd. (a)	915	$90,283

		533,062

Retail — 6.5%
AutoNation, Inc. (a) (b)	846	53,281
AutoZone, Inc. (a) (b)	360	240,084
Bed Bath & Beyond, Inc. (a) (b)	2,095	144,513
Best Buy Co., Inc. (a)	3,287	107,189
CarMax, Inc. (a) (b)	2,371	156,984
Chipotle Mexican Grill, Inc. (a) (b)	350	211,747
Coach, Inc. (a)	3,114	107,776
Costco Wholesale Corp. (a)	4,967	670,843
CVS Health Corp. (a)	12,704	1,332,396
Darden Restaurants, Inc. (a)	1,400	99,512
Dollar General Corp. (a)	3,426	266,337
Dollar Tree, Inc. (a) (b)	2,322	183,415
Family Dollar Stores, Inc. (a)	1,085	85,509
GameStop Corp. Class A (a)	1,225	52,626
The Gap, Inc. (a)	2,994	114,281
Hanesbrands, Inc. (a)	4,525	150,773
The Home Depot, Inc. (a)	14,878	1,653,392
Kohl’s Corp. (a)	2,280	142,751
L Brands, Inc. (a)	2,776	237,986
Lowe’s Cos., Inc. (a)	10,984	735,598
Macy’s, Inc. (a)	3,845	259,422
McDonald’s Corp. (a)	10,851	1,031,605
Michael Kors Holdings Ltd. (a) (b)	2,266	95,376
Nordstrom, Inc. (a)	1,588	118,306
O’Reilly Automotive, Inc. (a) (b)	1,148	259,425
PVH Corp. (a)	931	107,251
Ross Stores, Inc. (a)	4,674	227,203
Staples, Inc. (a)	7,231	110,707
Starbucks Corp. (a)	16,930	907,702
Target Corp. (a)	7,191	587,001
Tiffany & Co. (a)	1,271	116,678
The TJX Cos., Inc. (a)	7,707	509,972
Tractor Supply Co. (a)	1,538	138,328
Urban Outfitters, Inc. (a) (b)	1,129	39,515
Wal-Mart Stores, Inc. (a)	17,830	1,264,682
Walgreens Boots Alliance, Inc. (a)	9,844	831,227
Yum! Brands, Inc. (a)	4,890	440,491

		13,791,884

Textiles — 0.1%
Cintas Corp. (a)	1,099	92,964
Mohawk Industries, Inc. (a) (b)	701	133,821

		226,785

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	1,263	94,460
Mattel, Inc. (a)	3,819	98,110

		192,570

		21,053,100

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 24.1%
Agriculture — 1.5%
Altria Group, Inc. (a)	22,233	$1,087,416
Archer-Daniels-Midland Co. (a)	7,161	345,304
Philip Morris International, Inc. (a)	17,464	1,400,089
Reynolds American, Inc. (a)	4,661	347,990

		3,180,799

Beverages — 2.1%
Brown-Forman Corp. Class B (a)	1,759	176,217
The Coca-Cola Co. (a)	44,364	1,740,400
Coca-Cola Enterprises, Inc. (a)	2,450	106,428
Constellation Brands, Inc. Class A (a)	1,900	220,438
Dr. Pepper Snapple Group, Inc. (a)	2,178	158,776
Keurig Green Mountain, Inc. (a)	1,369	104,906
Molson Coors Brewing Co. Class B (a)	1,805	126,007
Monster Beverage Corp. (a) (b)	1,651	221,267
PepsiCo, Inc. (a)	16,735	1,562,045

		4,416,484

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc. (a) (b)	2,282	412,517
Amgen, Inc. (a)	8,567	1,315,206
Biogen, Inc. (a) (b)	2,649	1,070,037
Celgene Corp. (a) (b)	9,038	1,046,013
Gilead Sciences, Inc. (a)	16,815	1,968,700
Regeneron Pharmaceuticals, Inc. (a) (b)	832	424,428
Vertex Pharmaceuticals, Inc. (a) (b)	2,733	337,471

		6,574,372

Commercial Services — 2.3%
The ADT Corp. (a)	1,932	64,857
Alliance Data Systems Corp. (a) (b)	709	206,985
Automatic Data Processing, Inc. (a)	5,364	430,354
Equifax, Inc. (a)	1,349	130,974
H&R Block, Inc. (a)	3,107	92,123
MasterCard, Inc. Class A (a)	11,021	1,030,243
McKesson Corp. (a)	2,629	591,026
Moody’s Corp. (a)	2,007	216,676
Paychex, Inc. (a)	3,689	172,940
Quanta Services, Inc. (a) (b)	2,387	68,793
Robert Half International, Inc. (a)	1,526	84,693
Total System Services, Inc. (a)	1,859	77,650
United Rentals, Inc. (a) (b)	1,090	95,506
Visa, Inc. Class A (a)	21,901	1,470,652
Western Union Co. (a)	5,887	119,683

		4,853,155

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co. (a)	9,626	629,637
The Estee Lauder Cos., Inc. Class A (a)	2,518	218,210
The Procter & Gamble Co. (a)	30,488	2,385,381

		3,233,228

	Number of Shares	Value
Foods — 1.7%
Campbell Soup Co. (a)	2,006	$95,586
ConAgra Foods, Inc. (a)	4,808	210,206
General Mills, Inc. (a)	6,816	379,787
The Hershey Co. (a)	1,670	148,346
Hormel Foods Corp. (a)	1,520	85,682
The J.M. Smucker Co. (a)	1,149	124,563
Kellogg Co. (a)	2,858	179,197
Kraft Foods Group, Inc. (a)	6,638	565,159
The Kroger Co. (a)	5,547	402,213
McCormick & Co., Inc. (a)	1,448	117,216
Mondelez International, Inc. Class A (a)	18,619	765,986
Sysco Corp. (a)	6,687	241,401
Tyson Foods, Inc. Class A (a)	3,299	140,636
Whole Foods Market, Inc. (a)	4,073	160,639

		3,616,617

Health Care – Products — 3.2%
Baxter International, Inc. (a)	6,126	428,391
Becton, Dickinson & Co. (a)	2,357	333,869
Boston Scientific Corp. (a) (b)	15,021	265,872
C.R. Bard, Inc. (a)	838	143,047
Edwards Lifesciences Corp. (a) (b)	1,217	173,337
Henry Schein, Inc. (a) (b)	946	134,446
Intuitive Surgical, Inc. (a) (b)	413	200,098
Johnson & Johnson (a)	31,391	3,059,367
Medtronic PLC (a)	16,088	1,192,121
St. Jude Medical, Inc. (a)	3,176	232,070
Stryker Corp. (a)	3,378	322,835
Varian Medical Systems, Inc. (a) (b)	1,130	95,293
Zimmer Biomet Holdings, Inc. (a)	1,918	209,503

		6,790,249

Health Care – Services — 2.2%
Aetna, Inc. (a)	3,970	506,016
Anthem, Inc. (a)	3,012	494,390
Cigna Corp. (a)	2,917	472,554
DaVita HealthCare Partners, Inc. (a) (b)	1,949	154,887
HCA Holdings, Inc. (a) (b)	3,324	301,553
Humana, Inc. (a)	1,689	323,072
Laboratory Corporation of America Holdings (a) (b)	1,132	137,221
Quest Diagnostics, Inc. (a)	1,629	118,135
Tenet Healthcare Corp. (a) (b)	1,112	64,363
Thermo Fisher Scientific, Inc. (a)	4,479	581,195
UnitedHealth Group, Inc. (a)	10,767	1,313,574
Universal Health Services, Inc. Class B (a)	1,028	146,079

		4,613,039

Household Products — 0.3%
Avery Dennison Corp. (a)	1,022	62,281

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Clorox Co. (a)	1,481	$154,054
Kimberly-Clark Corp. (a)	4,126	437,232

		653,567

Pharmaceuticals — 6.1%
Abbott Laboratories (a)	17,036	836,127
AbbVie, Inc. (a)	19,424	1,305,098
Allergan PLC (a) (b)	4,408	1,337,652
AmerisourceBergen Corp. (a)	2,355	250,431
Bristol-Myers Squibb Co. (a)	18,764	1,248,556
Cardinal Health, Inc. (a)	3,727	311,763
DENTSPLY International, Inc. (a)	1,585	81,707
Eli Lilly & Co. (a)	11,039	921,646
Endo International PLC (a) (b)	2,004	159,619
Express Scripts Holding Co. (a) (b)	8,206	729,842
Hospira, Inc. (a) (b)	1,935	171,654
Mallinckrodt PLC (a) (b)	1,315	154,802
Mead Johnson Nutrition Co. (a)	2,284	206,062
Merck & Co., Inc. (a)	32,042	1,824,151
Mylan NV (a) (b)	4,593	311,681
Patterson Cos., Inc. (a)	967	47,044
Perrigo Co. PLC (a)	1,589	293,695
Pfizer, Inc. (a)	69,192	2,320,008
Zoetis, Inc. (a)	5,654	272,636

		12,784,174

		50,715,684

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	3,560	86,437

Energy — 7.7%
Coal — 0.0%
CONSOL Energy, Inc. (a)	2,600	56,524

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a) (b)	849	39,886

Oil & Gas — 5.8%
Anadarko Petroleum Corp. (a)	5,720	446,503
Apache Corp. (a)	4,254	245,158
Cabot Oil & Gas Corp. (a)	4,664	147,103
Chesapeake Energy Corp. (a)	5,841	65,244
Chevron Corp. (a)	21,227	2,047,769
Cimarex Energy Co. (a)	989	109,097
ConocoPhillips (a)	13,903	853,783
Devon Energy Corp. (a)	4,363	259,555
Diamond Offshore Drilling, Inc.	758	19,564
Ensco PLC Class A (a)	2,645	58,904
EOG Resources, Inc. (a)	6,192	542,110
EQT Corp. (a)	1,715	139,498
Exxon Mobil Corp. (a)	47,356	3,940,019
Helmerich & Payne, Inc. (a)	1,215	85,560
Hess Corp. (a)	2,743	183,452
Marathon Oil Corp. (a)	7,620	202,235
Marathon Petroleum Corp. (a)	6,166	322,543

	Number of Shares	Value
Murphy Oil Corp. (a)	1,884	$78,318
Newfield Exploration Co. (a) (b)	1,815	65,558
Noble Corp. PLC (a)	2,732	42,045
Noble Energy, Inc. (a)	4,366	186,341
Occidental Petroleum Corp. (a)	8,699	676,521
Phillips 66 (a)	6,136	494,316
Pioneer Natural Resources Co. (a)	1,682	233,277
Range Resources Corp. (a)	1,872	92,439
Southwestern Energy Co. (a) (b)	4,340	98,648
Tesoro Corp. (a)	1,410	119,018
Valero Energy Corp. (a)	5,813	363,894

		12,118,472

Oil & Gas Services — 1.2%
Baker Hughes, Inc. (a)	4,906	302,700
Cameron International Corp. (a) (b)	2,187	114,533
FMC Technologies, Inc. (a) (b)	2,613	108,413
Halliburton Co. (a)	9,592	413,128
National Oilwell Varco, Inc. (a)	4,628	223,440
Schlumberger Ltd. (a)	14,398	1,240,964
Transocean Ltd. (a)	3,845	61,981

		2,465,159

Pipelines — 0.7%
Kinder Morgan, Inc. (a)	19,238	738,547
ONEOK, Inc. (a)	2,353	92,896
Spectra Energy Corp. (a)	7,576	246,977
The Williams Cos., Inc. (a)	7,599	436,107

		1,514,527

		16,194,568

Financial — 15.9%
Banks — 4.5%
Bank of America Corp. (a)	118,762	2,021,329
The Bank of New York Mellon Corp. (a)	12,575	527,773
BB&T Corp. (a)	8,138	328,043
Capital One Financial Corp. (a)	6,227	547,789
Comerica, Inc. (a)	2,013	103,307
Fifth Third Bancorp (a)	9,196	191,461
Huntington Bancshares, Inc. (a)	9,141	103,385
KeyCorp (a)	9,656	145,033
M&T Bank Corp. (a)	1,501	187,520
Northern Trust Corp. (a)	2,478	189,468
PNC Financial Services Group, Inc. (a)	5,878	562,231
Regions Financial Corp. (a)	15,161	157,068
State Street Corp. (a)	4,654	358,358
SunTrust Banks, Inc. (a)	5,922	254,764
U.S. Bancorp (a)	20,109	872,730
Wells Fargo & Co. (a)	52,932	2,976,896
Zions Bancorp (a)	2,291	72,705

		9,599,860

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.8%
American Express Co. (a)	9,895	$769,039
Ameriprise Financial, Inc. (a)	2,060	257,356
BlackRock, Inc. (a)	1,432	495,443
The Charles Schwab Corp. (a)	13,025	425,266
Citigroup, Inc. (a)	34,251	1,892,025
CME Group, Inc. (a)	3,580	333,155
Discover Financial Services (a)	5,049	290,923
E*TRADE Financial Corp. (a) (b)	3,260	97,637
Franklin Resources, Inc. (a)	4,423	216,860
The Goldman Sachs Group, Inc. (a)	4,573	954,797
Intercontinental Exchange, Inc. (a)	1,264	282,643
Invesco Ltd. (a)	4,846	181,676
JP Morgan Chase & Co. (a)	42,091	2,852,086
Legg Mason, Inc. (a)	1,119	57,662
Morgan Stanley (a)	17,406	675,179
The NASDAQ OMX Group, Inc. (a)	1,334	65,113
Navient Corp. (a)	4,532	82,528
T. Rowe Price Group, Inc. (a)	2,944	228,837

		10,158,225

Diversified Financial Services — 0.1%
Affiliated Managers Group, Inc. (a) (b)	616	134,657

Insurance — 4.0%
ACE Ltd. (a)	3,696	375,809
Aflac, Inc. (a)	4,955	308,201
The Allstate Corp. (a)	4,701	304,954
American International Group, Inc. (a)	15,494	957,839
Aon PLC (a)	3,164	315,388
Assurant, Inc. (a)	777	52,059
Berkshire Hathaway, Inc. Class B (a) (b)	20,589	2,802,369
The Chubb Corp. (a)	2,606	247,935
Cincinnati Financial Corp. (a)	1,668	83,700
Genworth Financial, Inc. Class A (a) (b)	5,608	42,453
The Hartford Financial Services Group, Inc. (a)	4,752	197,541
Lincoln National Corp. (a)	2,895	171,442
Loews Corp. (a)	3,370	129,779
Marsh & McLennan Cos., Inc. (a)	6,082	344,849
MetLife, Inc. (a)	12,615	706,314
Principal Financial Group, Inc. (a)	3,088	158,384
The Progressive Corp. (a)	6,050	168,371
Prudential Financial, Inc. (a)	5,125	448,540
Torchmark Corp. (a)	1,435	83,546
The Travelers Cos., Inc. (a)	3,628	350,682
Unum Group (a)	2,838	101,458
XL Group PLC (a)	2,882	107,210

		8,458,823

	Number of Shares	Value
Real Estate — 0.1%
CBRE Group, Inc. (a) (b)	3,158	$116,846

Real Estate Investment Trusts (REITS) — 2.3%
American Tower Corp. (a)	4,771	445,087
Apartment Investment & Management Co. Class A (a)	1,764	65,145
AvalonBay Communities, Inc. (a)	1,490	238,206
Boston Properties, Inc. (a)	1,729	209,278
Crown Castle International Corp. (a)	3,769	302,651
Equity Residential (a)	4,107	288,188
Essex Property Trust, Inc. (a)	735	156,188
General Growth Properties, Inc. (a)	7,093	182,006
HCP, Inc. (a)	5,202	189,717
Health Care REIT, Inc. (a)	3,945	258,910
Host Hotels & Resorts, Inc. (a)	8,552	169,586
Iron Mountain, Inc. (a)	2,111	65,441
Kimco Realty Corp. (a)	4,658	104,991
The Macerich Co. (a)	1,589	118,539
Plum Creek Timber Co., Inc. (a)	1,988	80,653
Prologis, Inc. (a)	5,782	214,512
Public Storage (a)	1,638	301,998
Realty Income Corp. (a)	2,519	111,819
Simon Property Group, Inc. (a)	3,509	607,127
SL Green Realty Corp. (a)	1,113	122,308
Ventas, Inc. (a)	3,735	231,906
Vornado Realty Trust (a)	1,973	187,297
Weyerhaeuser Co. (a)	5,927	186,701

		4,838,254

Savings & Loans — 0.1%
Hudson City Bancorp, Inc. (a)	5,434	53,688
People’s United Financial, Inc. (a)	3,480	56,411

		110,099

		33,416,764

Industrial — 9.5%
Aerospace & Defense — 1.9%
The Boeing Co. (a)	7,396	1,025,973
General Dynamics Corp. (a)	3,558	504,133
L-3 Communications Holdings, Inc. (a)	931	105,557
Lockheed Martin Corp. (a)	3,028	562,905
Northrop Grumman Corp. (a)	2,240	355,331
Raytheon Co. (a)	3,470	332,010
Rockwell Collins, Inc. (a)	1,501	138,617
United Technologies Corp. (a)	9,329	1,034,866

		4,059,392

Building Materials — 0.1%
Martin Marietta Materials, Inc. (a)	698	98,774
Masco Corp. (a)	3,946	105,240

		204,014

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	2,722	$149,111
Emerson Electric Co. (a)	7,735	428,751

		577,862

Electronics — 0.6%
Agilent Technologies, Inc. (a)	3,791	146,257
Allegion PLC (a)	1,084	65,192
Amphenol Corp. Class A (a)	3,502	203,011
FLIR Systems, Inc. (a)	1,578	48,634
Garmin Ltd. (a)	1,364	59,920
PerkinElmer, Inc. (a)	1,276	67,169
TE Connectivity Ltd. (a)	4,586	294,880
Tyco International PLC (a)	4,742	182,472
Waters Corp. (a) (b)	937	120,292

		1,187,827

Engineering & Construction — 0.1%
Fluor Corp. (a)	1,668	88,421
Jacobs Engineering Group, Inc. (a) (b)	1,449	58,858

		147,279

Environmental Controls — 0.2%
Republic Services, Inc. (a)	2,830	110,851
Stericycle, Inc. (a) (b)	959	128,420
Waste Management, Inc. (a)	4,820	223,407

		462,678

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	656	104,468
Stanley Black & Decker, Inc. (a)	1,777	187,011

		291,479

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc. (a)	6,843	580,423
Ingersoll-Rand PLC (a)	2,973	200,440
Joy Global, Inc. (a)	1,099	39,784

		820,647

Machinery – Diversified — 0.6%
Cummins, Inc. (a)	1,901	249,392
Deere & Co. (a)	3,833	371,993
Flowserve Corp. (a)	1,521	80,096
Rockwell Automation, Inc. (a)	1,530	190,699
Roper Technologies, Inc. (a)	1,133	195,397
Xylem, Inc. (a)	2,058	76,290

		1,163,867

Manufacturing — 3.4%
3M Co. (a)	7,166	1,105,714
Danaher Corp. (a)	6,932	593,310
Dover Corp. (a)	1,840	129,131
Eaton Corp. PLC (a)	5,358	361,611
General Electric Co. (a)	113,629	3,019,122
Honeywell International, Inc. (a)	8,836	901,007
Illinois Tool Works, Inc. (a)	3,941	361,744

	Number of Shares	Value
Leggett & Platt, Inc. (a)	1,562	$76,038
Pall Corp. (a)	1,204	149,838
Parker Hannifin Corp. (a)	1,608	187,059
Pentair PLC (a)	2,060	141,625
Textron, Inc. (a)	3,125	139,469

		7,165,668

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. (a)	1,601	319,992

Packaging & Containers — 0.1%
Ball Corp. (a)	1,551	108,802
Owens-Illinois, Inc. (a) (b)	1,854	42,531
Sealed Air Corp. (a)	2,373	121,925

		273,258

Transportation — 1.6%
American ExpressNorfolk Southern Corp. (a)	3,471	303,227
C.H. Robinson Worldwide, Inc. (a)	1,652	103,068
CSX Corp. (a)	11,183	365,125
Expeditors International of Washington, Inc. (a)	2,164	99,771
FedEx Corp. (a)	2,974	506,770
J.B. Hunt Transport Services, Inc.	1,050	86,195
Kansas City Southern (a)	1,246	113,635
Ryder System, Inc. (a)	598	52,247
Union Pacific Corp. (a)	9,949	948,836
United Parcel Service, Inc. Class B (a)	7,846	760,356

		3,339,230

		20,013,193

Technology — 12.5%
Computers — 6.2%
Accenture PLC Class A (a)	7,091	686,267
Apple, Inc. (a)	65,759	8,247,823
Cognizant Technology Solutions Corp. Class A (a) (b)	6,882	420,421
Computer Sciences Corp. (a)	1,592	104,499
EMC Corp. (a)	22,445	592,324
Hewlett-Packard Co. (a)	20,520	615,805
International Business Machines Corp. (a)	10,378	1,688,085
NetApp, Inc. (a)	3,520	111,091
SanDisk Corp. (a)	2,405	140,019
Seagate Technology PLC (a)	3,707	176,083
Teradata Corp. (a) (b)	1,638	60,606
Western Digital Corp. (a)	2,452	192,286

		13,035,309

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. (a)	2,276	47,364
Xerox Corp. (a)	11,802	125,573

		172,937

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.3%
Altera Corp. (a)	3,397	$173,926
Analog Devices, Inc. (a)	3,518	225,803
Applied Materials, Inc. (a)	13,872	266,620
Avago Technologies Ltd. (a)	2,896	384,965
Broadcom Corp. Class A (a)	6,154	316,870
Intel Corp. (a)	53,468	1,626,229
KLA-Tencor Corp. (a)	1,836	103,202
Lam Research Corp. (a)	1,799	146,349
Linear Technology Corp. (a)	2,700	119,421
Microchip Technology, Inc. (a)	2,274	107,844
Micron Technology, Inc. (a) (b)	12,162	229,132
NVIDIA Corp. (a)	5,830	117,241
Qorvo, Inc. (a) (b)	1,660	133,248
Skyworks Solutions, Inc. (a)	2,154	224,231
Texas Instruments, Inc. (a)	11,821	608,900
Xilinx, Inc. (a)	2,951	130,316

		4,914,297

Software — 3.9%
Adobe Systems, Inc. (a) (b)	5,372	435,186
Autodesk, Inc. (a) (b)	2,559	128,142
CA, Inc. (a)	3,599	105,415
Cerner Corp. (a) (b)	3,442	237,704
Citrix Systems, Inc. (a) (b)	1,804	126,569
The Dun & Bradstreet Corp. (a)	406	49,532
Electronic Arts, Inc. (a) (b)	3,510	233,415
Fidelity National Information Services, Inc. (a)	3,218	198,872
Fiserv, Inc. (a) (b)	2,695	223,227
Intuit, Inc. (a)	3,124	314,805
Microsoft Corp. (a)	92,617	4,089,041
Oracle Corp. (a)	36,191	1,458,497
Red Hat, Inc. (a) (b)	2,070	157,175
Salesforce.com, Inc. (a) (b)	6,831	475,643

		8,233,223

		26,355,766

Utilities — 2.8%
Electric — 2.6%
The AES Corp. (a)	7,298	96,771
Ameren Corp. (a)	2,739	103,205
American Electric Power Co., Inc. (a)	5,527	292,765
CenterPoint Energy, Inc. (a)	4,852	92,334
CMS Energy Corp. (a)	3,110	99,022
Consolidated Edison, Inc. (a)	3,307	191,409
Dominion Resources, Inc. (a)	6,640	444,017
DTE Energy Co. (a)	2,001	149,355
Duke Energy Corp. (a)	7,988	564,113
Edison International (a)	3,678	204,423
Entergy Corp. (a)	2,037	143,608
Eversource Energy (a)	3,577	162,432
Exelon Corp. (a)	9,707	304,994

	Number of Shares	Value
FirstEnergy Corp. (a)	4,755	$154,775
NextEra Energy, Inc. (a)	5,006	490,738
NRG Energy, Inc. (a)	3,812	87,219
Pepco Holdings, Inc. (a)	2,854	76,887
PG&E Corp. (a)	5,378	264,060
Pinnacle West Capital Corp. (a)	1,248	70,999
PPL Corp. (a)	7,529	221,880
Public Service Enterprise Group, Inc. (a)	5,715	224,485
SCANA Corp. (a)	1,613	81,698
The Southern Co. (a)	10,272	430,397
TECO Energy, Inc. (a)	2,659	46,958
WEC Energy Group, Inc. (a)	4,559	205,016
Xcel Energy, Inc. (a)	5,712	183,812

		5,387,372

Gas — 0.2%
AGL Resources, Inc. (a)	1,350	62,856
NiSource, Inc. (a)	3,570	162,756
Sempra Energy (a)	2,614	258,629

		484,241

		5,871,613

TOTAL COMMON STOCK (Cost $180,632,682)		206,380,869

TOTAL EQUITIES (Cost $180,632,682)		206,380,869

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units
PURCHASED OPTIONS — 0.5%
Financial — 0.5%
Diversified Financial — 0.5%
S&P 500 Index, Put, Expires 7/17/15, Strike 1,900.00	104	40,560
S&P 500 Index, Put, Expires 7/17/15, Strike 1,925.00	167	77,321
S&P 500 Index, Put, Expires 8/21/15, Strike 1,850.00	159	161,385

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 8/21/15, Strike 1,875.00 . (United States)	155	$190,650
S&P 500 Index, Put, Expires 8/21/15, Strike 1,900.00	307	455,895
S&P 500 Index, Put, Expires 9/18/15, Strike 1,925.00	104	272,480

		1,198,291

TOTAL PURCHASED OPTIONS (Cost $1,068,290)		1,198,291

TOTAL LONG-TERM INVESTMENTS (Cost $181,700,972)		207,579,160

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$6,262,347	6,262,347

TOTAL SHORT-TERM INVESTMENTS (Cost $6,262,347)		6,262,347

TOTAL INVESTMENTS — 101.5% (Cost $187,963,319) (e)		213,841,507

Other Assets/(Liabilities) — (1.5)%		(3,201,916)

NET ASSETS — 100.0%		$210,639,591

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $6,262,349. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $6,388,008.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.3%
Basic Materials — 2.7%
Chemicals — 1.6%
Celanese Corp. Series A	35,000	$2,515,800
Cytec Industries, Inc.	10,000	605,300
RPM International, Inc.	79,000	3,868,630

		6,989,730

Mining — 1.1%
Franco-Nevada Corp.	1,000	47,650
Franco-Nevada Corp. (a)	78,000	3,720,144
Silver Wheaton Corp.	75,000	1,300,500

		5,068,294

		12,058,024

Communications — 7.7%
Internet — 3.9%
Akamai Technologies, Inc. (b)	32,000	2,234,240
Coupons.com, Inc. (a) (b)	64,000	690,560
Dropbox, Inc. (c)	9,011	172,121
GrubHub, Inc. (b)	25,000	851,750
LinkedIn Corp. Class A (b)	4,000	826,520
Netflix, Inc. (b)	3,000	1,970,820
Rackspace Hosting, Inc. (b)	63,000	2,342,970
TripAdvisor, Inc. (b)	17,000	1,481,380
VeriSign, Inc. (a) (b)	88,000	5,431,360
Zillow Group, Inc. Class A (a) (b)	19,000	1,648,060

		17,649,781

Media — 0.6%
FactSet Research Systems, Inc.	17,000	2,762,670

Telecommunications — 3.2%
DigitalGlobe, Inc. (b)	90,000	2,501,100
JDS Uniphase Corp. (b)	210,000	2,431,800
Motorola Solutions, Inc.	53,000	3,039,020
Palo Alto Networks, Inc. (b)	6,000	1,048,200
T-Mobile US, Inc. (b)	141,000	5,466,570

		14,486,690

		34,899,141

Consumer, Cyclical — 15.4%
Apparel — 0.4%
Wolverine World Wide, Inc.	57,000	1,623,360

Auto Manufacturers — 0.5%
Tesla Motors, Inc. (a) (b)	8,000	2,146,080

Automotive & Parts — 0.8%
BorgWarner, Inc.	35,000	1,989,400
WABCO Holdings, Inc. (b)	13,000	1,608,360

		3,597,760

	Number of Shares	Value
Distribution & Wholesale — 0.4%
Fastenal Co. (a)	44,000	$1,855,920

Home Furnishing — 0.4%
Harman International Industries, Inc.	17,000	2,021,980

Leisure Time — 2.6%
Harley-Davidson, Inc.	34,000	1,915,900
Norwegian Cruise Line Holdings Ltd. (b)	133,000	7,453,320
Royal Caribbean Cruises Ltd.	31,000	2,439,390

		11,808,610

Lodging — 1.3%
Choice Hotels International, Inc.	52,000	2,821,000
Marriott International, Inc. Class A	44,000	3,273,160

		6,094,160

Retail — 9.0%
AutoZone, Inc. (b)	9,000	6,002,100
CarMax, Inc. (b)	127,000	8,408,670
Chipotle Mexican Grill, Inc. (b)	1,000	604,990
Dollar General Corp.	39,000	3,031,860
Hanesbrands, Inc.	104,000	3,465,280
L Brands, Inc.	39,000	3,343,470
The Michaels Cos., Inc. (b)	77,000	2,072,070
O’Reilly Automotive, Inc. (b)	31,000	7,005,380
PVH Corp.	22,000	2,534,400
Rite Aid Corp. (b)	481,000	4,016,350

		40,484,570

		69,632,440

Consumer, Non-cyclical — 24.0%
Beverages — 0.1%
Keurig Green Mountain, Inc.	4,000	306,520

Biotechnology — 3.0%
Alkermes PLC (b)	92,000	5,919,280
Illumina, Inc. (b)	11,000	2,401,960
Incyte Corp. (b)	31,000	3,230,510
Vertex Pharmaceuticals, Inc. (b)	18,000	2,222,640

		13,774,390

Commercial Services — 7.9%
Aramark	92,000	2,849,240
CoreLogic, Inc. (b)	105,000	4,167,450
Equifax, Inc.	53,000	5,145,770
Gartner, Inc. (b)	35,000	3,002,300
Global Payments, Inc.	52,000	5,379,400
Manpower, Inc.	31,000	2,770,780
Towers Watson & Co. Class A	26,000	3,270,800
TransUnion (b)	17,100	429,210
Vantiv, Inc. Class A (b)	105,000	4,009,950
Verisk Analytics, Inc. (b)	61,000	4,438,360
Wework Cos., Inc. Class A (c)	12,099	397,931

		35,861,191

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 2.2%
Sprouts Farmers Market, Inc. (b)	87,000	$2,347,260
TreeHouse Foods, Inc. (b)	22,000	1,782,660
The WhiteWave Foods Co. (b)	79,000	3,861,520
Whole Foods Market, Inc.	44,000	1,735,360

		9,726,800

Health Care – Products — 5.7%
Bruker Corp. (b)	165,000	3,367,650
The Cooper Cos., Inc.	32,000	5,695,040
Henry Schein, Inc. (b)	35,000	4,974,200
Hologic, Inc. (b)	44,000	1,674,640
IDEXX Laboratories, Inc. (b)	44,000	2,822,160
Intuitive Surgical, Inc. (b)	12,000	5,814,000
West Pharmaceutical Services, Inc.	21,600	1,254,528

		25,602,218

Health Care – Services — 2.5%
Catalent, Inc. (b)	115,000	3,372,950
Envision Healthcare Holdings, Inc. (b)	60,000	2,368,800
MEDNAX, Inc. (b)	44,000	3,260,840
Universal Health Services, Inc. Class B	17,000	2,415,700

		11,418,290

Pharmaceuticals — 2.6%
Alnylam Pharmaceuticals, Inc. (b)	9,000	1,078,830
DENTSPLY International, Inc.	87,000	4,484,850
Hospira, Inc. (b)	52,000	4,612,920
Sirona Dental Systems, Inc. (b)	17,000	1,707,140

		11,883,740

		108,573,149

Energy — 3.7%
Coal — 0.4%
CONSOL Energy, Inc.	79,000	1,717,460

Oil & Gas — 3.3%
Cimarex Energy Co.	18,000	1,985,580
Concho Resources, Inc. (b)	26,000	2,960,360
EQT Corp.	61,000	4,961,740
Pioneer Natural Resources Co.	13,000	1,802,970
Range Resources Corp.	70,000	3,456,600

		15,167,250

		16,884,710

Financial — 9.2%
Diversified Financial — 4.9%
CBOE Holdings, Inc.	70,000	4,005,400
FNF Group	176,000	6,510,240
Intercontinental Exchange, Inc.	18,000	4,024,980
LPL Financial Holdings, Inc. (a)	61,000	2,835,890
TD Ameritrade Holding Corp.	123,000	4,528,860

		21,905,370

	Number of Shares	Value
Insurance — 3.2%
HCC Insurance Holdings, Inc.	70,000	$5,378,800
The Progressive Corp.	131,000	3,645,730
Willis Group Holdings PLC	114,000	5,346,600

		14,371,130

Real Estate — 1.1%
Jones Lang LaSalle, Inc.	30,000	5,130,000

		41,406,500

Industrial — 20.0%
Building Materials — 0.7%
Martin Marietta Materials, Inc.	22,000	3,113,220

Electrical Components & Equipment — 2.3%
Acuity Brands, Inc.	22,000	3,959,560
AMETEK, Inc.	80,000	4,382,400
The Babcock & Wilcox Co.	4,000	131,200
Mobileye NV (a) (b)	32,000	1,701,440

		10,174,600

Electronics — 4.6%
Agilent Technologies, Inc.	123,000	4,745,340
Allegion PLC	35,000	2,104,900
FEI Co.	37,000	3,068,410
Keysight Technologies, Inc. (b)	105,000	3,274,950
Mettler-Toledo International, Inc. (b)	4,000	1,365,840
Sensata Technologies Holding NV (b)	96,000	5,063,040
Trimble Navigation Ltd. (b)	52,000	1,219,920

		20,842,400

Environmental Controls — 0.7%
Waste Connections, Inc.	70,000	3,298,400

Machinery – Diversified — 3.6%
Cognex Corp.	17,000	817,700
Graco, Inc.	1,900	134,957
IDEX Corp.	73,000	5,736,340
Nordson Corp.	17,000	1,324,130
Roper Technologies, Inc.	35,000	6,036,100
Xylem, Inc.	66,000	2,446,620

		16,495,847

Manufacturing — 5.7%
Colfax Corp. (a) (b)	63,000	2,907,450
Pall Corp.	73,000	9,084,850
Teleflex, Inc.	44,000	5,959,800
Textron, Inc.	175,000	7,810,250

		25,762,350

Metal Fabricate & Hardware — 0.5%
Rexnord Corp. (b)	86,000	2,056,260

Packaging & Containers — 0.7%
Ball Corp.	44,000	3,086,600

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	26,000	$2,134,340
Kansas City Southern	35,000	3,192,000

		5,326,340

		90,156,017

Technology — 12.6%
Computers — 1.9%
Fortinet, Inc. (b)	18,000	743,940
IHS, Inc. Class A (b)	61,000	7,846,430

		8,590,370

Semiconductors — 3.7%
Altera Corp.	158,000	8,089,600
Atmel Corp.	297,000	2,926,935
Microchip Technology, Inc. (a)	70,000	3,319,750
Xilinx, Inc.	48,000	2,119,680

		16,455,965

Software — 7.0%
Atlassian Corp. Depository Receipt (c)	15,775	299,725
Atlassian Corp. PLC A Depository Receipt (c)	5,668	107,692
Atlassian Corp. PLC Series 1 Depository Receipt (c)	12,075	229,425
Atlassian Series 1 Restricted Depository Receipt (c)	5,892	111,948
Atlassian Series A Preference Depository Receipt (c)	11,666	221,654
Fidelity National Information Services, Inc.	44,000	2,719,200
Fiserv, Inc. (b)	123,000	10,188,090
Guidewire Software, Inc. (b)	6,000	317,580
IMS Health Holdings, Inc. (b)	79,000	2,421,350
MSCI, Inc.	74,000	4,554,700
Red Hat, Inc. (b)	70,000	5,315,100
Servicenow, Inc. (b)	16,000	1,188,961
SS&C Technologies Holdings, Inc	35,000	2,187,500
Veeva Systems, Inc. Class A (a) (b)	53,000	1,485,590
Workday, Inc. Class A (b)	6,000	458,340

		31,806,855

		56,853,190

TOTAL COMMON STOCK (Cost $280,602,294)		430,463,171

PREFERRED STOCK — 0.6%
Communications — 0.3%
Internet — 0.3%
Dropbox, Inc. Series A (b) (c)	11,190	213,742
Dropbox, Inc. Series A 1 (b) (c)	54,965	1,049,897
Living Social (b) (c)	158,890	27,758

		1,291,397

	Number of Shares	Value
Consumer, Non-cyclical — 0.3%
Commercial Services — 0.3%
Wework, Inc. Series D 1 (b) (c)	22,197	$730,050
Wework, Inc. Series D 2 (b) (c)	17,440	573,594

		1,303,644

TOTAL PREFERRED STOCK (Cost $2,156,533)		2,595,041

TOTAL EQUITIES (Cost $282,758,827)		433,058,212

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
State Street Navigator Securities Lending Prime Portfolio (d)	17,479,052	17,479,052
T. Rowe Price Government Reserve Investment Fund	1,017	1,017

		17,480,069

TOTAL MUTUAL FUNDS (Cost $17,480,069)		17,480,069

TOTAL LONG-TERM INVESTMENTS (Cost $300,238,896)		450,538,281

	Principal Amount
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (e)	$19,224,917	19,224,917

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	15,537	15,537

TOTAL SHORT-TERM INVESTMENTS (Cost $19,240,454)		19,240,454

TOTAL INVESTMENTS — 104.0% (Cost $319,479,350) (f)		469,778,735

Other Assets/(Liabilities) — (4.0)%		(18,250,018)

NET ASSETS — 100.0%		$451,528,717

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $16,997,608 or 3.76% of net assets. Total securities on loan may not

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $4,135,537 or 0.92% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $19,224,922. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $19,612,003.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 94.8%
Basic Materials — 1.5%
Chemicals — 0.8%
The Mosaic Co.	85,193	$3,991,292

Iron & Steel — 0.7%
Nucor Corp.	78,319	3,451,518

		7,442,810

Communications — 2.6%
Media — 0.7%
Markit, Ltd. (a)	137,026	3,503,755

Telecommunications — 1.9%
CenturyLink, Inc.	176,984	5,199,790
Harris Corp.	31,830	2,448,045
Rogers Communications, Inc. Class B	47,541	1,686,202

		9,334,037

		12,837,792

Consumer, Cyclical — 8.3%
Apparel — 0.7%
Ralph Lauren Corp.	25,063	3,317,339

Auto Manufacturers — 1.2%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	88,745	2,875,338
Oshkosh Corp.	67,864	2,876,076

		5,751,414

Distribution & Wholesale — 0.3%
Beacon Roofing Supply, Inc. (a)	36,388	1,208,809

Home Builders — 1.5%
PulteGroup, Inc.	128,929	2,597,919
Thor Industries, Inc.	33,674	1,895,173
Toll Brothers, Inc. (a)	78,551	2,999,863

		7,492,955

Leisure Time — 0.9%
Carnival Corp.	85,736	4,234,501

Retail — 2.9%
Advance Auto Parts, Inc.	30,656	4,883,194
Bed Bath & Beyond, Inc. (a)	35,547	2,452,032
CST Brands, Inc.	74,812	2,922,157
Lowe’s Cos., Inc.	25,538	1,710,280
Target Corp.	29,342	2,395,187

		14,362,850

Toys, Games & Hobbies — 0.8%
Mattel, Inc.	148,869	3,824,445

		40,192,313

Consumer, Non-cyclical — 17.9%
Commercial Services — 1.9%
The ADT Corp.	124,276	4,171,945

	Number of Shares	Value
Corrections Corporation of America	154,245	$5,102,425

		9,274,370

Foods — 8.2%
Campbell Soup Co.	58,476	2,786,381
ConAgra Foods, Inc.	164,915	7,210,084
General Mills, Inc.	89,066	4,962,757
The J.M. Smucker Co.	33,521	3,634,012
Kellogg Co.	80,524	5,048,855
Mondelez International, Inc. Class A	123,734	5,090,417
Sysco Corp.	312,695	11,288,289

		40,020,795

Health Care – Products — 3.4%
Becton, Dickinson & Co.	17,692	2,506,072
Boston Scientific Corp. (a)	184,542	3,266,393
Stryker Corp.	47,987	4,586,118
Zimmer Biomet Holdings, Inc.	56,824	6,206,885

		16,565,468

Health Care – Services — 3.8%
Cigna Corp.	13,301	2,154,762
Humana, Inc.	11,671	2,232,429
LifePoint Health, Inc. (a)	90,550	7,873,323
Quest Diagnostics, Inc.	85,914	6,230,483

		18,490,997

Pharmaceuticals — 0.6%
Cardinal Health, Inc.	14,563	1,218,195
Express Scripts Holding Co. (a)	16,090	1,431,045
Hospira, Inc. (a)	4,445	394,316

		3,043,556

		87,395,186

Energy — 10.7%
Oil & Gas — 9.4%
Apache Corp.	51,927	2,992,553
Cimarex Energy Co.	33,086	3,649,717
Devon Energy Corp.	123,185	7,328,276
EQT Corp.	31,217	2,539,191
Helmerich & Payne, Inc.	51,525	3,628,390
Imperial Oil Ltd.	294,916	11,392,872
Noble Energy, Inc.	167,943	7,167,807
Occidental Petroleum Corp.	95,187	7,402,693

		46,101,499

Oil & Gas Services — 1.3%
Cameron International Corp. (a)	117,897	6,174,266

		52,275,765

Financial — 24.7%
Banks — 11.4%
Bank of Hawaii Corp.	51,539	3,436,620
BB&T Corp.	59,810	2,410,941
BOK Financial Corp.	43,671	3,038,628

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comerica, Inc.	62,945	$3,230,337
Commerce Bancshares, Inc.	113,115	5,290,389
Cullen/Frost Bankers, Inc.	37,232	2,925,691
M&T Bank Corp.	42,570	5,318,270
Northern Trust Corp.	159,493	12,194,835
PNC Financial Services Group, Inc.	59,261	5,668,315
State Street Corp.	43,260	3,331,020
SunTrust Banks, Inc.	78,080	3,359,002
Westamerica Bancorp.	104,885	5,312,425

		55,516,473

Diversified Financial — 1.9%
Franklin Resources, Inc.	66,715	3,271,036
LPL Financial Holdings, Inc.	77,750	3,614,598
T. Rowe Price Group, Inc.	31,973	2,485,261

		9,370,895

Insurance — 7.8%
ACE Ltd.	39,728	4,039,543
Aflac, Inc.	36,056	2,242,683
The Allstate Corp.	18,568	1,204,506
Arthur J. Gallagher & Co.	25,076	1,186,095
Brown & Brown, Inc.	98,845	3,248,047
The Chubb Corp.	28,140	2,677,240
HCC Insurance Holdings, Inc.	61,570	4,731,039
MetLife, Inc.	43,645	2,443,683
ProAssurance Corp.	49,555	2,289,937
Reinsurance Group of America, Inc.	52,920	5,020,520
Torchmark Corp.	36,022	2,097,201
The Travelers Cos., Inc.	25,183	2,434,189
Unum Group	122,192	4,368,364

		37,983,047

Real Estate Investment Trusts (REITS) — 3.4%
Boston Properties, Inc.	12,636	1,529,461
Empire State Realty Trust, Inc. Class A	103,058	1,758,169
Host Hotels & Resorts, Inc.	120,170	2,382,971
Piedmont Office Realty Trust, Inc. Class A	282,974	4,977,513
Weyerhaeuser Co.	192,943	6,077,705

		16,725,819

Savings & Loans — 0.2%
Capitol Federal Financial, Inc.	68,133	820,321

		120,416,555

Industrial — 12.2%
Electrical Components & Equipment — 1.4%
Emerson Electric Co.	121,592	6,739,844

Electronics — 4.0%
Keysight Technologies, Inc. (a)	155,696	4,856,158
Koninklijke Philips Electronics NV	235,422	6,008,673

	Number of Shares	Value
TE Connectivity Ltd.	61,777	$3,972,261
Tyco International PLC	124,001	4,771,559

		19,608,651

Environmental Controls — 3.7%
Clean Harbors, Inc. (a)	69,260	3,722,032
Republic Services, Inc.	361,786	14,171,158

		17,893,190

Manufacturing — 0.8%
Pentair PLC	41,099	2,825,556
Textron, Inc.	26,937	1,202,199

		4,027,755

Packaging & Containers — 1.2%
Bemis Co., Inc.	54,135	2,436,617
Sonoco Products Co.	75,148	3,220,843

		5,657,460

Transportation — 1.1%
Heartland Express, Inc.	208,558	4,219,128
Werner Enterprises, Inc.	49,732	1,305,465

		5,524,593

		59,451,493

Technology — 8.1%
Computers — 2.2%
SanDisk Corp.	84,228	4,903,754
Western Digital Corp.	71,352	5,595,424

		10,499,178

Semiconductors — 5.4%
Applied Materials, Inc.	273,760	5,261,667
Broadcom Corp. Class A	17,025	876,617
Lam Research Corp.	60,901	4,954,297
Maxim Integrated Products, Inc.	106,330	3,676,360
Microchip Technology, Inc.	101,751	4,825,541
Micron Technology, Inc. (a)	165,170	3,111,803
Teradyne, Inc.	185,372	3,575,826

		26,282,111

Software — 0.5%
Fidelity National Information Services, Inc.	39,009	2,410,756

		39,192,045

Utilities — 8.8%
Electric — 6.7%
Consolidated Edison, Inc.	47,383	2,742,528
Edison International	109,196	6,069,114
Great Plains Energy, Inc.	153,667	3,712,595
NorthWestern Corp.	44,531	2,170,886
OGE Energy Corp.	65,292	1,865,392
PG&E Corp.	60,734	2,982,039
The Southern Co.	57,434	2,406,485
Westar Energy, Inc.	159,075	5,443,547

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	170,047	$5,472,112

		32,864,698

Gas — 2.1%
Atmos Energy Corp.	80,137	4,109,425
The Laclede Group, Inc.	115,543	6,015,169

		42,989,292

TOTAL COMMON STOCK (Cost $433,384,864)		462,193,251

TOTAL EQUITIES (Cost $433,384,864)		462,193,251

MUTUAL FUNDS — 2.9%
Diversified Financial — 2.9%
iShares Russell Midcap Value Index Fund	193,070	14,240,843

TOTAL MUTUAL FUNDS (Cost $14,373,727)		14,240,843

TOTAL LONG-TERM INVESTMENTS (Cost $447,758,591)		476,434,094

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$3,809,658	3,809,658

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	10,442	10,442

TOTAL SHORT-TERM INVESTMENTS (Cost $3,820,100)		3,820,100

TOTAL INVESTMENTS — 98.5% (Cost $451,578,691) (c)		480,254,194

Other Assets/(Liabilities) — 1.5%		7,266,651

NET ASSETS — 100.0%		$487,520,845

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,809,659. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $3,887,064.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 97.5%
Basic Materials — 2.6%
Chemicals — 1.6%
Methanex Corp. (a)	13,370	$744,174
Minerals Technologies, Inc.	18,335	1,249,163
Platform Specialty Products Corp. (b)	46,304	1,184,456
Sensient Technologies Corp.	9,490	648,547

		3,826,340

Forest Products & Paper — 0.5%
KapStone Paper and Packaging Corp.	54,543	1,261,034

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	19,975	603,245

Mining — 0.2%
Constellium NV (b)	41,725	493,607

		6,184,226

Communications — 4.4%
Internet — 1.7%
Constant Contact, Inc. (b)	8,852	254,584
Dropbox, Inc. (c)	10,469	199,970
ePlus, Inc. (b)	2,300	176,295
GrubHub, Inc. (b)	42,380	1,443,887
Marketo, Inc. (a) (b)	13,610	381,897
Shutterstock, Inc. (a) (b)	14,356	841,836
Zillow Group, Inc. Class A (a) (b)	6,791	589,051

		3,887,520

Media — 0.9%
FactSet Research Systems, Inc.	8,062	1,310,156
The New York Times Co. Class A	64,050	874,282

		2,184,438

Telecommunications — 1.8%
Arista Networks, Inc. (b)	11,082	905,843
Ciena Corp. (b)	62,756	1,486,062
DigitalGlobe, Inc. (b)	23,459	651,925
Vonage Holdings Corp. (b)	248,380	1,219,546

		4,263,376

		10,335,334

Consumer, Cyclical — 13.4%
Airlines — 0.2%
JetBlue Airways Corp. (b)	26,860	557,614

Apparel — 1.4%
Carter’s, Inc.	12,100	1,286,230
Crocs, Inc. (b)	27,728	407,879
Skechers U.S.A., Inc. Class A (b)	6,285	690,030
Steven Madden Ltd. (b)	20,258	866,637

		3,250,776

	Number of Shares	Value
Automotive & Parts — 0.5%
Gentherm, Inc. (b)	6,136	$336,928
Tenneco, Inc. (b)	15,440	886,873

		1,223,801

Distribution & Wholesale — 0.4%
HD Supply Holdings, Inc. (b)	22,758	800,626

Entertainment — 1.3%
Churchill Downs, Inc.	7,110	889,106
DreamWorks Animation SKG, Inc. Class A (a) (b)	40,360	1,064,697
National CineMedia, Inc.	58,770	937,969

		2,891,772

Home Builders — 0.4%
Standard Pacific Corp. (b)	113,675	1,012,844

Home Furnishing — 0.3%
La-Z-Boy, Inc.	28,400	748,056

Housewares — 1.0%
The Toro Co.	33,300	2,257,074

Leisure Time — 0.8%
ClubCorp Holdings, Inc.	20,475	488,943
Diamond Resorts International, Inc. (b)	45,381	1,431,771

		1,920,714

Retail — 6.7%
Bloomin’ Brands, Inc.	10,700	228,445
Boot Barn Holdings, Inc. (b)	7,500	240,000
Buffalo Wild Wings, Inc. (b)	2,031	318,237
Burlington Stores, Inc. (b)	26,900	1,377,280
The Cheesecake Factory, Inc.	18,885	1,029,894
Chico’s FAS, Inc.	33,100	550,453
CST Brands, Inc.	15,657	611,562
Destination Maternity Corp.	25,640	298,962
Five Below, Inc. (b)	68,500	2,707,805
Freshpet, Inc. (a) (b)	20,300	377,580
Haverty Furniture Cos., Inc.	33,600	726,432
HSN, Inc.	21,961	1,541,443
Jack in the Box, Inc.	8,363	737,282
Kate Spade & Co. (b)	17,892	385,394
Krispy Kreme Doughnuts, Inc. (b)	78,500	1,511,910
Panera Bread Co. Class A (b)	5,863	1,024,677
Pier 1 Imports, Inc. (a)	59,400	750,222
Texas Roadhouse, Inc.	19,632	734,826
Tuesday Morning Corp. (b)	32,209	362,834

		15,515,238

Textiles — 0.4%
Tumi Holdings, Inc. (b)	46,485	953,872

		31,132,387

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 24.2%
Biotechnology — 1.0%
BioCryst Pharmaceuticals, Inc. (a) (b)	29,375	$438,569
Ironwood Pharmaceuticals, Inc. (b)	21,144	254,997
Novavax, Inc. (b)	45,237	503,940
PTC Therapeutics, Inc. (b)	10,484	504,595
Ultragenyx Pharmaceutical, Inc. (b)	4,732	484,509

		2,186,610

Commercial Services — 5.9%
The Advisory Board Co. (b)	400	21,868
Cardtronics, Inc. (b)	23,920	886,236
Convergys Corp.	29,365	748,514
CoStar Group, Inc. (b)	7,303	1,469,802
ExamWorks Group, Inc. (b)	69,500	2,717,450
Healthcare Services Group, Inc.	39,300	1,298,865
Heartland Payment Systems, Inc.	8,603	464,992
Rent-A-Center, Inc.	19,961	565,894
TriNet Group, Inc. (b)	25,174	638,161
WEX, Inc. (b)	14,499	1,652,451
WNS Holdings Ltd. Sponsored ADR (India) (b)	43,089	1,152,631
Xoom Corp. (a) (b)	103,900	2,187,614

		13,804,478

Foods — 2.1%
Greencore Group PLC	229,356	1,130,962
SunOpta, Inc. (b)	138,274	1,483,680
The Hain Celestial Group, Inc. (b)	22,100	1,455,506
TreeHouse Foods, Inc. (b)	10,750	871,073

		4,941,221

Health Care – Products — 8.6%
ABIOMED, Inc. (b)	8,615	566,264
AtriCure, Inc. (b)	43,110	1,062,230
Bio-Techne Corp.	9,280	913,802
Cardiovascular Systems, Inc. (b)	10,523	278,333
Cepheid, Inc. (b)	6,572	401,878
Cyberonics, Inc. (b)	25,800	1,534,068
Dexcom, Inc. (b)	53,421	4,272,612
Endologix, Inc. (b)	31,406	481,768
Globus Medical, Inc. Class A (b)	41,495	1,065,177
HeartWare International, Inc. (b)	11,732	852,799
Insulet Corp. (b)	72,975	2,261,130
Intersect ENT, Inc. (b)	57,007	1,632,111
LDR Holding Corp. (b)	70,889	3,065,949
Novadaq Technologies, Inc. (a) (b)	75,300	911,883
Quidel Corp. (b)	34,080	782,136

		20,082,140

Health Care – Services — 4.0%
Acadia Healthcare Co., Inc. (b)	48,132	3,770,180
Adeptus Health, Inc. Class A (a) (b)	4,317	410,072
Envision Healthcare Holdings, Inc. (b)	20,550	811,314

	Number of Shares	Value
Kindred Healthcare, Inc.	52,350	$1,062,181
LifePoint Health, Inc. (b)	14,820	1,288,599
Surgical Care Affiliates, Inc. (b)	26,370	1,012,081
Teladoc, Inc. (b)	1,100	20,900
WellCare Health Plans, Inc. (b)	11,850	1,005,235

		9,380,562

Pharmaceuticals — 2.4%
Achillion Pharmaceuticals, Inc. (b)	21,919	194,202
Aerie Pharmaceuticals, Inc. (a) (b)	10,629	187,602
Agios Pharmaceuticals, Inc. (a) (b)	4,498	499,908
Alnylam Pharmaceuticals, Inc. (b)	2,614	313,340
Anacor Pharmaceuticals, Inc. (b)	11,618	899,582
Otonomy, Inc. (b)	11,162	256,614
Portola Pharmaceuticals, Inc. (b)	19,624	893,873
Regulus Therapeutics, Inc. (a) (b)	15,457	169,409
Relypsa, Inc. (b)	11,510	380,866
TESARO, Inc. (a) (b)	20,843	1,225,360
Tetraphase Pharmaceuticals, Inc. (b)	11,369	539,345

		5,560,101

Textiles — 0.2%
Samsonite International SA	136,970	472,437

		56,427,549

Diversified — 0.6%
Holding Company – Diversified — 0.6%
FCB Financial Holdings, Inc. (b)	32,060	1,019,508
Nomad Foods Ltd. (b)	19,638	427,126

		1,446,634

Energy — 3.2%
Energy – Alternate Sources — 1.3%
First Solar, Inc. (b)	18,360	862,553
Headwaters, Inc. (b)	72,389	1,318,928
Pattern Energy Group, Inc.	30,500	865,590

Oil & Gas — 1.7%
Diamondback Energy, Inc. (b)	18,907	1,425,210
Patterson-UTI Energy, Inc.	37,540	706,315
RSP Permian, Inc. (b)	66,069	1,857,199

		3,988,724

Oil & Gas Services — 0.2%
Dril-Quip, Inc. (b)	4,500	338,625

		7,374,420

Financial — 13.5%
Banks — 2.5%
Associated Banc-Corp.	87,039	1,764,281
ConnectOne Bancorp, Inc.	20,800	447,824
PacWest Bancorp	15,814	739,463
PrivateBancorp, Inc.	17,882	712,061
South State Corp.	13,460	1,022,825
Texas Capital Bancshares, Inc. (b)	15,900	989,616
United Community Banks, Inc.	6,300	131,481

		5,807,551

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.3%
Ellie Mae, Inc. (b)	10,700	$746,753
Financial Engines, Inc. (a)	33,718	1,432,341
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	81,510	1,634,276
Investment Technology Group, Inc.	16,390	406,472
MarketAxess Holdings, Inc.	11,847	1,099,046
PRA Group, Inc. (b)	53,000	3,302,430
WageWorks, Inc. (b)	9,621	389,169
WisdomTree Investments, Inc. (a)	41,159	904,057

		9,914,544

Insurance — 2.5%
Argo Group International Holdings Ltd.	23,470	1,307,279
Assured Guaranty Ltd.	47,696	1,144,227
eHealth, Inc. (b)	32,880	417,247
First American Financial Corp.	6,500	241,865
Horace Mann Educators Corp.	25,260	918,959
MGIC Investment Corp. (b)	66,700	759,046
OneBeacon Insurance Group Ltd. Class A	8,180	118,692
Stewart Information Services Corp.	24,260	965,548

		5,872,863

Investment Companies — 0.3%
Solar Capital Ltd.	36,305	653,490

Real Estate — 1.5%
HFF, Inc.	45,280	1,889,534
Kennedy-Wilson Holdings, Inc.	69,999	1,721,276

		3,610,810

Real Estate Investment Trusts (REITS) — 2.2%
First Industrial Realty Trust, Inc.	47,000	880,310
MFA Financial, Inc.	117,635	869,323
Pebblebrook Hotel Trust	39,475	1,692,688
Redwood Trust, Inc.	50,355	790,573
Sovran Self Storage, Inc.	10,200	886,482

		5,119,376

Savings & Loans — 0.2%
EverBank Financial Corp.	22,600	444,090

		31,422,724

Industrial — 18.1%
Aerospace & Defense — 1.5%
Astronics Corp. (b)	5,183	367,423
Curtiss-Wright Corp.	12,500	905,500
Esterline Technologies Corp. (b)	668	63,687
HEICO Corp. Class A	18,000	913,860
Teledyne Technologies, Inc. (b)	11,271	1,189,203

		3,439,673

Building Materials — 2.5%
Apogee Enterprises, Inc.	15,300	805,392
Armstrong World Industries, Inc. (b)	12,850	684,648

	Number of Shares	Value
Boise Cascade Co. (b)	29,700	$1,089,396
Lennox International, Inc.	6,785	730,677
Masonite International Corp. (b)	17,663	1,238,353
Trex Co., Inc. (b)	25,663	1,268,522

		5,816,988

Electrical Components & Equipment — 2.1%
Acuity Brands, Inc.	14,704	2,646,426
Generac Holdings, Inc. (a) (b)	20,377	809,986
SunPower Corp. (a) (b)	48,165	1,368,367

		4,824,779

Electronics — 2.4%
FEI Co.	3,300	273,669
GoPro, Inc. (a) (b)	16,643	877,419
Imax Corp. (b)	57,758	2,325,915
Rogers Corp. (b)	12,915	854,198
Watts Water Technologies, Inc. Class A	25,655	1,330,212

		5,661,413

Engineering & Construction — 0.2%
AECOM (b)	18,654	617,074

Environmental Controls — 0.5%
Clean Harbors, Inc. (b)	20,830	1,119,404

Machinery – Diversified — 3.6%
Altra Industrial Motion Corp.	19,524	530,662
Applied Industrial Technologies, Inc.	6,181	245,077
Cognex Corp.	79,995	3,847,760
The Middleby Corp. (b)	20,100	2,255,823
Tennant Co.	24,100	1,574,694

		8,454,016

Manufacturing — 0.4%
John Bean Technologies Corp.	26,345	990,309

Metal Fabricate & Hardware — 0.5%
Advanced Drainage Systems, Inc.	26,207	768,651
RBC Bearings, Inc. (b)	5,869	421,160

		1,189,811

Miscellaneous – Manufacturing — 0.7%
Hexcel Corp.	31,400	1,561,836

Packaging & Containers — 0.9%
Graphic Packaging Holding Co.	145,685	2,029,392

Transportation — 2.0%
Hub Group, Inc. Class A (b)	22,010	887,884
Landstar System, Inc.	16,329	1,091,920
Swift Transportation Co. (b)	73,860	1,674,406
UTI Worldwide, Inc. (b)	62,560	624,974
XPO Logistics, Inc. (a) (b)	9,167	414,165

		4,693,349

Trucking & Leasing — 0.8%
Aircastle Ltd.	48,190	1,092,467

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GATX Corp.	15,520	$824,888

		42,315,399

Technology — 17.0%
Computers — 3.4%
Cadence Design Systems, Inc. (b)	35,630	700,486
FleetMatics Group PLC (a) (b)	12,826	600,642
Manhattan Associates, Inc. (b)	24,700	1,473,355
MAXIMUS, Inc.	10,484	689,113
Nimble Storage, Inc. (b)	14,232	399,350
Stratasys Ltd. (b)	14,100	492,513
Virtusa Corp. (b)	66,503	3,418,254

		7,773,713

Semiconductors — 2.9%
Ambarella, Inc. (a) (b)	3,365	345,552
Entegris, Inc. (b)	85,200	1,241,364
Inphi Corp. (b)	23,590	539,267
Mellanox Technologies Ltd. (b)	18,486	898,235
Microsemi Corp. (b)	16,585	579,646
Monolithic Power Systems, Inc.	14,050	712,475
Nanometrics, Inc. (b)	21,615	348,434
ON Semiconductor Corp. (b)	89,075	1,041,287
Power Integrations, Inc.	1,295	58,508
SunEdison Semiconductor Ltd. (a) (b)	17,638	304,608
SunEdison, Inc. (b)	22,002	658,080

		6,727,456

Software — 10.7%
Allscripts Healthcare Solutions, Inc. (b)	82,760	1,132,157
Apigee Corp. (b)	10,618	105,437
Demandware, Inc. (b)	20,261	1,440,152
Envestnet, Inc. (b)	18,914	764,693
Fair Isaac Corp.	3,900	354,042
Guidewire Software, Inc. (b)	27,200	1,439,696
HubSpot, Inc. (b)	58,234	2,887,242
Imperva, Inc. (b)	12,730	861,821
Monotype Imaging Holdings, Inc.	40,700	981,277
Paycom Software, Inc. (b)	34,800	1,188,420
Proofpoint, Inc. (b)	22,200	1,413,474
Telogis (c)	80,369	155,112
TiVo, Inc. (b)	84,770	859,568
Tyler Technologies, Inc. (b)	31,125	4,026,952
The Ultimate Software Group, Inc. (b)	12,500	2,054,250
Veeva Systems, Inc. Class A (a) (b)	137,520	3,854,685
Verint Systems, Inc. (b)	24,767	1,504,471

		25,023,449

		39,524,618

Utilities — 0.5%
Electric — 0.1%
8Point3 Energy Partners LP (b)	14,700	273,714

	Number of Shares	Value
Gas — 0.4%
Southwest Gas Corp.	15,580	$829,011

		1,102,725

TOTAL COMMON STOCK (Cost $191,234,656)		227,266,016

PREFERRED STOCK — 0.9%
Communications — 0.2%
Internet — 0.2%
Veracode, Inc. (b) (c)	10,688	327,694
Zuora, Inc. . Series F (b) (c)	69,937	265,712

		593,406

Technology — 0.7%
Software — 0.7%
Cloudera, Inc. Series F (b) (c)	12,068	398,244
Docusign, Inc. Series B (b) (c)	456	8,706
Docusign, Inc. Series B 1 (b) (c)	136	2,597
Docusign, Inc. Series D (b) (c)	327	6,243
Docusign, Inc. Series E (b) (c)	8,460	161,528
Docusign, Inc. Series F (b) (c)	1,224	23,370
Marklogic Corp. Series F (b) (c)	22,966	266,732
NUTANIX, Inc. Series E (b) (c)	14,135	265,597
Telogis (b) (c)	109,450	485,958

		1,618,975

TOTAL PREFERRED STOCK (Cost $1,482,337)		2,212,381

TOTAL EQUITIES (Cost $192,716,993)		229,478,397

MUTUAL FUNDS — 9.0%
Diversified Financial — 9.0%
iShares Russell 2000 Index Fund	16,510	2,061,439
State Street Navigator Securities Lending Prime Portfolio (d)	18,955,940	18,955,940

		21,017,379

TOTAL MUTUAL FUNDS (Cost $21,013,608)		21,017,379

TOTAL LONG-TERM INVESTMENTS (Cost $213,730,601)		250,495,776

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (e)	$2,708,080	2,708,080

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	$3,762	$3,762

TOTAL SHORT-TERM INVESTMENTS (Cost $2,711,842)		2,711,842

TOTAL INVESTMENTS — 108.6% (Cost $216,442,443) (f)		253,207,618

Other Assets/(Liabilities) — (8.6)%		(20,069,498)

NET ASSETS — 100.0%		$233,138,120

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $18,515,397 or 7.94% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $2,567,463 or 1.10% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,708,081. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 7/25/37 – 7/25/39, and an aggregate market value, including accrued interest, of $2,767,356.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Basic Materials — 6.2%
Chemicals — 2.8%
American Vanguard Corp.	27,600	$380,880
Innospec, Inc.	31,700	1,427,768
Minerals Technologies, Inc.	15,900	1,083,267
Univar, Inc. (a)	2,500	65,075

		2,956,990

Forest Products & Paper — 2.0%
Clearwater Paper Corp. (a)	14,700	842,310
Potlatch Corp.	18,200	642,824
Wausau Paper Corp.	66,600	611,388

		2,096,522

Iron & Steel — 0.5%
Carpenter Technology Corp.	13,900	537,652

Mining — 0.9%
Luxfer Holdings PLC ADR (United Kingdom)	13,000	169,000
Royal Gold, Inc.	6,700	412,653
Stillwater Mining Co. (a)	29,100	337,269

		918,922

		6,510,086

Communications — 2.3%
Internet — 0.9%
New Media Investment Group, Inc.	25,500	457,215
Safeguard Scientifics, Inc. (a)	24,800	482,608

		939,823

Media — 0.7%
Saga Communications, Inc. Class A	12,700	480,695
Scholastic Corp.	5,700	251,541

		732,236

Telecommunications — 0.7%
Ixia (a)	50,300	625,732
Sonus Networks, Inc. (a)	21,680	150,026

		775,758

		2,447,817

Consumer, Cyclical — 11.8%
Airlines — 0.6%
Alaska Air Group, Inc.	10,100	650,743

Apparel — 0.7%
Crocs, Inc. (a)	20,900	307,439
Quiksilver, Inc. (a) (b)	79,300	52,560
Steven Madden Ltd. (a)	9,800	419,244

		779,243

Automotive & Parts — 0.7%
Dorman Products, Inc. (a) (b)	15,600	743,496

	Number of Shares	Value
Distribution & Wholesale — 2.2%
Beacon Roofing Supply, Inc. (a)	43,800	$1,455,036
Pool Corp.	12,900	905,322

		2,360,358

Entertainment — 0.3%
National CineMedia, Inc.	18,000	287,280

Home Builders — 0.9%
Meritage Home Corp. (a)	19,200	904,128

Home Furnishing — 0.5%
Ethan Allen Interiors, Inc. (b)	21,700	571,578

Leisure Time — 0.9%
Brunswick Corp.	12,100	615,406
Interval Leisure Group, Inc.	12,400	283,340

		898,746

Retail — 3.4%
Fred’s, Inc. Class A	25,400	489,966
Haverty Furniture Cos., Inc.	28,000	605,360
Party City Holdco, Inc. (a)	8,100	164,187
Pier 1 Imports, Inc. (b)	47,400	598,662
PriceSmart, Inc.	9,900	903,276
Red Robin Gourmet Burgers, Inc. (a)	5,000	429,100
Sportsman’s Warehouse Holdings, Inc. (a) (b)	36,000	409,320

		3,599,871

Textiles — 1.6%
Culp, Inc.	20,900	647,900
G&K Services, Inc. Class A	14,950	1,033,643

		1,681,543

		12,476,986

Consumer, Non-cyclical — 14.4%
Agriculture — 0.4%
Vector Group Ltd. (b)	18,300	429,318

Biotechnology — 0.5%
Momenta Pharmaceuticals, Inc. (a)	24,500	558,845

Commercial Services — 4.6%
Aaron’s, Inc.	39,900	1,444,779
American Public Education, Inc. (a)	12,700	326,644
Electro Rent Corp.	43,700	474,582
FTI Consulting, Inc. (a)	14,500	597,980
Hillenbrand, Inc.	8,730	268,011
McGrath RentCorp	35,300	1,074,179
Navigant Consulting, Inc. (a)	43,000	639,410

		4,825,585

Foods — 2.2%
Pinnacle Foods, Inc.	12,400	564,696
Post Holdings, Inc. (a) (b)	15,300	825,129
SpartanNash Co.	27,400	891,596

		2,281,421

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 3.7%
Atrion Corp.	1,900	$745,389
Halyard Health, Inc. (a) (b)	22,500	911,250
Lantheus Holdings, Inc. (a)	9,300	57,567
Quidel Corp. (a)	27,000	619,650
West Pharmaceutical Services, Inc.	26,600	1,544,928

		3,878,784

Health Care – Services — 2.5%
The Ensign Group, Inc.	5,100	260,406
National Healthcare Corp.	12,700	825,373
Select Medical Holdings Corp.	26,600	430,920
Triple-S Management Corp. Class B (a)	18,400	472,144
WellCare Health Plans, Inc. (a)	7,500	636,225

		2,625,068

Household Products — 0.5%
CSS Industries, Inc.	18,300	553,575

		15,152,596

Diversified — 0.7%
Holding Company – Diversified — 0.7%
National Bank Holdings Corp. Class A	33,400	695,722

Energy — 4.3%
Oil & Gas — 3.1%
Atwood Oceanics, Inc. (b)	16,200	428,328
Clayton Williams Energy, Inc. (a) (b)	8,900	585,175
Matador Resources Co. (a)	31,800	795,000
PDC Energy, Inc. (a)	9,100	488,124
Rosetta Resources, Inc. (a)	21,200	490,568
WPX Energy, Inc. (a)	42,400	520,672

		3,307,867

Oil & Gas Services — 1.2%
RPC, Inc. (b)	36,000	497,880
Tesco Corp.	31,300	341,170
TETRA Technologies, Inc. (a)	64,800	413,424

		1,252,474

		4,560,341

Financial — 25.2%
Banks — 10.6%
BBCN Bancorp, Inc.	32,200	476,238
Columbia Banking System, Inc.	28,900	940,406
East West Bancorp, Inc.	41,926	1,879,123
Glacier Bancorp, Inc.	37,400	1,100,308
Home Bancshares, Inc.	58,575	2,141,502
Sandy Spring Bancorp, Inc.	24,350	681,313
Signature Bank (a)	7,000	1,024,730
SVB Financial Group (a)	12,300	1,770,954
Wintrust Financial Corp.	22,500	1,201,050

		11,215,624

	Number of Shares	Value
Diversified Financial — 1.1%
Janus Capital Group, Inc.	26,400	$451,968
JMP Group LLC	21,900	170,820
Piper Jaffray Cos., Inc. (a)	2,400	104,736
Waddell & Reed Financial, Inc. Class A	8,200	387,942

		1,115,466

Insurance — 5.3%
Assured Guaranty Ltd.	18,382	440,984
Employers Holdings, Inc.	28,700	653,786
Enstar Group Ltd. (a)	1,170	181,292
Meadowbrook Insurance Group, Inc.	62,600	538,360
National Interstate Corp.	21,800	595,576
ProAssurance Corp.	39,800	1,839,158
Radian Group, Inc.	42,300	793,548
Safety Insurance Group, Inc.	4,900	282,779
State Auto Financial Corp. Class A	10,000	239,500

		5,564,983

Real Estate — 0.2%
Forestar Real Esate Group, Inc. (a)	19,700	259,252

Real Estate Investment Trusts (REITS) — 7.2%
Acadia Realty Trust	29,100	847,101
Associated Estates Realty Corp.	21,700	621,271
Catchmark Timber Trust, Inc. Class A	24,210	280,110
CBL & Associates Properties, Inc.	11,000	178,200
Cedar Realty Trust, Inc.	63,000	403,200
Corporate Office Properties Trust	13,000	306,020
Douglas Emmett, Inc.	7,800	210,132
First Potomac Realty Trust	49,600	510,880
Home Properties, Inc.	7,200	525,960
Kilroy Realty Corp.	11,500	772,225
LaSalle Hotel Properties	25,950	920,187
PS Business Parks, Inc.	5,300	382,395
Saul Centers, Inc.	11,300	555,847
Strategic Hotels & Resorts, Inc. (a)	40,400	489,648
Washington Real Estate Investment Trust (b)	21,000	544,950

		7,548,126

Savings & Loans — 0.8%
United Financial Bancorp, Inc.	36,300	488,235
WSFS Financial Corp.	13,900	380,165

		868,400

		26,571,851

Industrial — 22.7%
Aerospace & Defense — 0.9%
Cubic Corp.	6,800	323,544
Kaman Corp.	15,000	629,100

		952,644

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 2.8%
Comfort Systems USA, Inc.	31,000	$711,450
Drew Industries, Inc.	16,500	957,330
Gibraltar Industries, Inc. (a)	33,100	674,247
Universal Forest Products, Inc.	12,200	634,766

		2,977,793

Electrical Components & Equipment — 3.1%
Advanced Energy Industries, Inc. (a)	25,600	703,744
Belden, Inc.	16,000	1,299,680
Littelfuse, Inc.	12,800	1,214,592

		3,218,016

Electronics — 2.7%
Analogic Corp.	6,500	512,850
Badger Meter, Inc.	5,900	374,591
Brady Corp. Class A	13,500	333,990
Fabrinet (a)	23,700	443,901
Methode Electronics, Inc.	11,700	321,165
Newport Corp. (a)	19,100	362,136
Woodward, Inc.	8,730	480,063

		2,828,696

Engineering & Construction — 0.5%
Aegion Corp. (a)	29,400	556,836

Environmental Controls — 1.4%
MSA Safety, Inc.	15,200	737,352
US Ecology, Inc.	15,300	745,416

		1,482,768

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	15,000	484,950

Machinery – Diversified — 0.8%
Nordson Corp.	10,200	794,478

Manufacturing — 2.4%
ESCO Technologies, Inc.	21,500	804,315
Matthews International Corp. Class A	19,900	1,057,486
Myers Industries, Inc.	37,700	716,300

		2,578,101

Metal Fabricate & Hardware — 1.4%
Circor International, Inc.	12,400	676,172
RBC Bearings, Inc. (a)	5,200	373,152
Sun Hydraulics Corp.	11,200	426,832

		1,476,156

Transportation — 6.2%
Bristow Group, Inc.	7,500	399,750
GasLog Ltd.	8,000	159,600
Genesee & Wyoming, Inc. Class A (a)	19,850	1,512,173
Hub Group, Inc. Class A (a)	12,900	520,386
Kirby Corp. (a)	9,750	747,435
Landstar System, Inc.	23,800	1,591,506
Teekay Tankers Ltd. Class A	90,000	594,900
Universal Truckload Services, Inc.	19,900	437,004

	Number of Shares	Value
UTI Worldwide, Inc. (a)	49,600	$495,504
YRC Worldwide, Inc. (a)	9,700	125,906

		6,584,164

		23,934,602

Technology — 4.0%
Semiconductors — 2.2%
Brooks Automation, Inc.	30,500	349,225
Cabot Microelectronics Corp. (a)	19,800	932,778
Entegris, Inc. (a)	21,300	310,341
Intersil Corp. Class A	13,200	165,132
Teradyne, Inc.	28,400	547,836

		2,305,312

Software — 1.8%
Progress Software Corp. (a)	22,200	610,500
SYNNEX Corp.	17,200	1,258,868
Xactly Corp. (a)	10,000	85,900

		1,955,268

		4,260,580

Utilities — 5.1%
Electric — 2.8%
Black Hills Corp.	9,100	397,215
Cleco Corp.	9,950	535,807
El Paso Electric Co.	22,000	762,520
NorthWestern Corp.	17,100	833,625
Portland General Electric Co.	11,500	381,340

		2,910,507

Gas — 2.3%
ONE Gas, Inc.	13,000	553,280
PNM Resources, Inc.	30,700	755,220
Southwest Gas Corp.	16,400	872,644
Vectren Corp.	6,900	265,512

		2,446,656

		5,357,163

TOTAL COMMON STOCK (Cost $77,190,146)		101,967,744

TOTAL EQUITIES (Cost $77,190,146)		101,967,744

MUTUAL FUNDS — 6.2%
Diversified Financial — 6.2%
iShares Russell 2000 Value Index Fund (b)	3,800	387,448
State Street Navigator Securities Lending Prime Portfolio (c)	6,213,048	6,213,048

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Reserve Investment Fund	1,001	$1,001

		6,601,497

TOTAL MUTUAL FUNDS (Cost $6,574,076)		6,601,497

TOTAL LONG-TERM INVESTMENTS (Cost $83,764,222)		108,569,241

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$1,983,851	1,983,851

TOTAL SHORT-TERM INVESTMENTS (Cost $1,983,851)		1,983,851

TOTAL INVESTMENTS — 104.8% (Cost $85,748,073) (e)		110,553,092

Other Assets/(Liabilities) — (4.8)%		(5,060,493)

NET ASSETS — 100.0%		$105,492,599

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $6,039,623 or 5.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,983,852. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $2,025,410.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 3.0%
Chemicals — 2.1%
A. Schulman, Inc.	65,580	$2,867,158
Huntsman Corp.	97,570	2,153,370

		5,020,528

Iron & Steel — 0.9%
Steel Dynamics, Inc.	97,709	2,024,042

		7,044,570

Communications — 2.9%
Internet — 1.2%
CDW Corp.	82,000	2,810,960

Telecommunications — 1.7%
Finisar Corp. (a)	136,070	2,431,571
Polycom, Inc. (a)	142,120	1,625,853

		4,057,424

		6,868,384

Consumer, Cyclical — 20.1%
Apparel — 1.2%
Crocs, Inc. (a)	193,350	2,844,179

Auto Manufacturers — 1.1%
Oshkosh Corp.	58,930	2,497,453

Automotive & Parts — 3.7%
Dana Holding Corp.	135,653	2,791,739
Lear Corp.	27,146	3,047,410
Tenneco, Inc. (a)	48,301	2,774,409

		8,613,558

Distribution & Wholesale — 1.7%
MRC Global, Inc. (a)	63,400	978,896
WESCO International, Inc. (a)	43,400	2,978,976

		3,957,872

Home Builders — 2.6%
Meritage Home Corp. (a)	65,354	3,077,520
PulteGroup, Inc.	85,630	1,725,444
Thor Industries, Inc.	25,050	1,409,814

		6,212,778

Retail — 9.8%
Big Lots, Inc.	79,080	3,557,809
Bloomin’ Brands, Inc.	141,450	3,019,958
Caleres, Inc.	71,040	2,257,651
The Children’s Place Retail Store, Inc.	51,294	3,355,141
Dillard’s, Inc. Class A	20,810	2,189,004
GameStop Corp. Class A	70,253	3,018,069
Insight Enterprises, Inc. (a)	44,920	1,343,557
Office Depot, Inc. (a)	290,897	2,519,168

	Number of Shares	Value
Pier 1 Imports, Inc.	143,910	$1,817,583

		23,077,940

		47,203,780

Consumer, Non-cyclical — 10.5%
Commercial Services — 2.2%
Booz Allen Hamilton Holding Corp.	123,420	3,115,121
Genpact Ltd. (a)	99,757	2,127,817

		5,242,938

Foods — 2.7%
Dean Foods Co.	184,684	2,986,340
Ingredion, Inc.	41,330	3,298,547

		6,284,887

Health Care – Services — 3.7%
LifePoint Health, Inc. (a)	37,550	3,264,972
Molina Healthcare, Inc. (a)	31,170	2,191,251
WellCare Health Plans, Inc. (a)	38,400	3,257,472

		8,713,695

Household Products — 1.9%
Avery Dennison Corp.	36,375	2,216,693
Helen of Troy Ltd. (a)	23,080	2,250,069

		24,708,282

Energy — 3.2%
Oil & Gas — 3.2%
Bill Barrett Corp. (a)	133,546	1,147,160
Rosetta Resources, Inc. (a)	139,280	3,222,939
SM Energy Co.	67,780	3,126,014

		7,496,113

Financial — 26.6%
Banks — 8.3%
Associated Banc-Corp.	114,147	2,313,760
Comerica, Inc.	59,235	3,039,940
Huntington Bancshares, Inc.	291,275	3,294,320
Susquehanna Bancshares, Inc.	171,118	2,416,186
Synovus Financial Corp.	68,390	2,107,780
Texas Capital Bancshares, Inc. (a)	3,700	230,288
Webster Financial Corp.	58,060	2,296,273
Zions Bancorp	120,955	3,838,507

		19,537,054

Diversified Financial — 2.0%
E*TRADE Financial Corp. (a)	81,324	2,435,654
SLM Corp. (a)	231,501	2,284,915

		4,720,569

Insurance — 11.3%
American Financial Group, Inc.	57,210	3,720,938
Aspen Insurance Holdings Ltd.	70,980	3,399,942
CNO Financial Group, Inc.	208,630	3,828,360
Essent Group Ltd. (a)	110,580	3,024,363

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First American Financial Corp.	82,350	$3,064,244
The Hanover Insurance Group, Inc.	45,460	3,365,404
StanCorp Financial Group, Inc.	40,920	3,093,961
Validus Holdings Ltd.	71,430	3,142,206

		26,639,418

Real Estate Investment Trusts (REITS) — 4.2%
DDR Corp.	118,220	1,827,681
Gramercy Property Trust, Inc.	66,150	1,545,925
LTC Properties, Inc.	67,360	2,802,176
Mid-America Apartment Communities, Inc.	25,270	1,839,909
RLJ Lodging Trust	20,840	620,615
STAG Industrial, Inc.	68,580	1,371,600

		10,007,906

Savings & Loans — 0.8%
First Niagara Financial Group, Inc.	189,468	1,788,578

		62,693,525

Industrial — 18.8%
Aerospace & Defense — 1.3%
Spirit AeroSystems Holdings, Inc. Class A (a)	55,090	3,036,010

Electrical Components & Equipment — 0.6%
General Cable Corp.	76,601	1,511,337

Electronics — 6.3%
Arrow Electronics, Inc. (a)	49,273	2,749,433
Avnet, Inc.	83,920	3,449,951
Celestica, Inc. (a)	119,160	1,387,022
Keysight Technologies, Inc. (a)	76,390	2,382,604
TTM Technologies, Inc. (a)	185,747	1,855,613
Vishay Intertechnology, Inc.	252,466	2,948,803

		14,773,426

Engineering & Construction — 4.7%
AECOM (a)	94,243	3,117,558
EMCOR Group, Inc.	61,680	2,946,454
Granite Construction, Inc.	78,115	2,773,864
Tutor Perini Corp. (a)	99,657	2,150,598

		10,988,474

Hand & Machine Tools — 1.3%
Regal Beloit Corp	42,910	3,114,837

Machinery – Construction & Mining — 0.9%
Terex Corp.	88,180	2,050,185

Manufacturing — 1.0%
ITT Corp.	59,920	2,507,053

Packaging & Containers — 0.8%
Graphic Packaging Holding Co.	134,160	1,868,849

Transportation — 1.9%
Con-way, Inc.	46,930	1,800,704

	Number of Shares	Value
Ryder System, Inc.	29,670	$2,592,268

		4,392,972

		44,243,143

Technology — 7.2%
Computers — 3.4%
Amdocs Ltd.	38,988	2,128,355
Brocade Communications Systems, Inc.	195,090	2,317,669
NCR Corp. (a)	114,790	3,455,179

		7,901,203

Semiconductors — 2.8%
Advanced Micro Devices, Inc. (a)	314,070	753,768
Fairchild Semiconductor International, Inc. (a)	196,610	3,417,082
Lam Research Corp.	30,855	2,510,054

		6,680,904

Software — 1.0%
Electronic Arts, Inc. (a)	36,170	2,405,305

		16,987,412

Utilities — 4.8%
Electric — 1.0%
Westar Energy, Inc.	70,500	2,412,510

Gas — 3.8%
PNM Resources, Inc.	117,263	2,884,670
Southwest Gas Corp.	50,570	2,690,830
UGI Corp.	96,205	3,314,262

		11,302,272

TOTAL COMMON STOCK (Cost $206,106,313)		228,547,481

TOTAL EQUITIES (Cost $206,106,313)		228,547,481

TOTAL LONG-TERM INVESTMENTS (Cost $206,106,313)		228,547,481

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$7,150,277	7,150,277

TOTAL SHORT-TERM INVESTMENTS (Cost $7,150,277)		7,150,277

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.1% (Cost $213,256,590) (c)	$235,697,758

Other Assets/(Liabilities) — (0.1)%	(210,525)

NET ASSETS — 100.0%	$235,487,233

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $7,150,279. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $7,295,786.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	89.7%
Bermuda	5.9%
United Kingdom	0.9%
Canada	0.6%

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 104.0%

BANK LOANS — 0.2%
Diversified Financial — 0.2%
Delos Finance SARL, Term Loan B 3.500% 3/06/21	$840,000	$837,270

TOTAL BANK LOANS (Cost $836,017)		837,270

CORPORATE DEBT — 23.0%
Airlines — 0.8%
Continental Airlines Pass Through Trust 7.250% 5/10/21	1,951,890	2,259,313
Northwest Airlines Pass Through Trust 7.041% 10/01/23	389,293	445,741

		2,705,054

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc. 2.750% 5/15/16	750,000	758,961
General Motors Financial Co., Inc. 4.750% 8/15/17	500,000	527,657

		1,286,618

Automotive & Parts — 0.1%
ZF NA Capital, Inc. (a) 4.500% 4/29/22	200,000	195,910

Banks — 3.6%
Bank of America Corp. FRN 0.566% 6/15/16	2,500,000	2,492,215
CIT Group, Inc. (a) 6.625% 4/01/18	350,000	371,438
Citigroup, Inc. FRN 1.237% 7/25/16	2,800,000	2,807,930
Credit Suisse FRN 0.969% 1/29/18	1,750,000	1,746,409
The Goldman Sachs Group, Inc. 3.750% 5/22/25	600,000	592,105
HBOS PLC (a) 6.750% 5/21/18	1,100,000	1,219,628
JP Morgan Chase & Co. FRN 0.827% 4/25/18	700,000	700,366
Morgan Stanley FRN 1.557% 4/25/18	1,000,000	1,014,384
Royal Bank of Scotland Group PLC 2.550% 9/18/15	1,500,000	1,504,194

		12,448,669

Commercial Services — 0.3%
Catholic Health Initiatives 2.950% 11/01/22	500,000	487,688
Catholic Health Initiatives 4.350% 11/01/42	625,000	571,546

		1,059,234

	Principal Amount	Value
Diversified Financial — 7.0%
Capital One Bank USA NA 2.250% 2/13/19	$1,000,000	$994,273
Federal Home Loan Banks STEP 1.250% 6/28/30	2,010,000	2,000,502
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	690,421
Ford Motor Credit Co. LLC FRN 0.726% 11/08/16	1,400,000	1,396,734
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,009,079
General Electric Capital Corp. 5.875% 1/14/38	850,000	1,016,625
The Goldman Sachs Group, Inc. 3.500% 1/23/25	500,000	484,897
The Goldman Sachs Group, Inc. 5.950% 1/18/18	1,750,000	1,923,747
International Lease Finance Corp. (a) 7.125% 9/01/18	1,000,000	1,115,000
JP Morgan Chase & Co. FRN 0.794% 2/15/17	2,700,000	2,703,756
JP Morgan Chase & Co. 5.875% 6/13/16	3,100,000	3,238,796
Macquarie Bank Ltd. (a) 6.625% 4/07/21	975,000	1,116,783
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,400,000	4,970,596
Morgan Stanley 2.375% 7/23/19	500,000	496,716
Morgan Stanley 5.450% 1/09/17	1,000,000	1,059,700

		24,217,625

Electric — 2.1%
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	1,500,000	1,737,930
Entergy Corp. 3.625% 9/15/15	100,000	100,390
Florida Power & Light Co. 3.800% 12/15/42	1,200,000	1,119,733
Jersey Central Power & Light Co. (a) 4.700% 4/01/24	800,000	839,008
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	470,765
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,485,936
Southern California Edison Co. 3.600% 2/01/45	700,000	623,967
Southwestern Electric Power Co. 6.200% 3/15/40	800,000	965,747

		7,343,476

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.1%
HJ Heinz Co. (a) (b) 1.600% 6/30/17	$558,000	$558,057

Gas — 1.0%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	1,095,000	1,279,806
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	1,000,000	1,177,668
Southern California Gas Co. 3.750% 9/15/42	1,000,000	926,893

		3,384,367

Health Care – Services — 0.4%
CHS/Community Health Systems, Inc. 7.125% 7/15/20	340,000	360,230
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	415,000	399,437
HCA, Inc. 5.000% 3/15/24	800,000	814,000

		1,573,667

Insurance — 0.6%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	483,924
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	738,523
Farmers Exchange Capital III VRN (a) 5.454% 10/15/54	970,000	948,397

		2,170,844

Manufacturing — 0.3%
General Electric Co. 4.500% 3/11/44	1,000,000	1,015,590

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	830,000	868,388
Univision Communications, Inc. (a) 5.125% 5/15/23	170,000	164,900

		1,033,288

Oil & Gas — 0.2%
Exxon Mobil Corp. 3.567% 3/06/45	400,000	362,091
Noble Energy, Inc. 5.250% 11/15/43	140,000	136,396
Shell International Finance BV 4.375% 5/11/45	415,000	409,635

		908,122

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. FRN (a) 3.286% 12/15/19	200,000	194,500

	Principal Amount	Value
Pharmaceuticals — 0.4%
Actavis Funding SCS 4.750% 3/15/45	$600,000	$571,232
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	800,000	808,000

		1,379,232

Pipelines — 1.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	1,000,000	1,036,859
Energy Transfer Partners LP 3.600% 2/01/23	1,250,000	1,183,750
Energy Transfer Partners LP 5.150% 3/15/45	400,000	353,421
Rockies Express Pipeline LLC (a) 5.625% 4/15/20	700,000	715,750
Sabine Pass Liquefaction LLC, Series WI 5.750% 5/15/24	820,000	816,925
Spectra Energy Partners LP 4.500% 3/15/45	800,000	708,721

		4,815,426

Real Estate Investment Trusts (REITS) — 1.1%
HCP, Inc. 3.400% 2/01/25	1,000,000	938,863
HCP, Inc. 3.875% 8/15/24	500,000	487,920
Health Care REIT, Inc. 4.000% 6/01/25	830,000	819,179
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,441,801

		3,687,763

Retail — 0.1%
Wal-Mart Stores, Inc. 4.000% 4/11/43	400,000	381,673

Semiconductors — 0.1%
NXP BV / NXP Funding LLC (a) 4.625% 6/15/22	200,000	197,250

Software — 0.2%
Microsoft Corp. 3.750% 2/12/45	635,000	572,542

Telecommunications — 2.3%
Altice US Finance I Corp. (a) 5.375% 7/15/23	810,000	789,750
Sprint Communications, Inc. (a) 9.000% 11/15/18	700,000	790,482
Verizon Communications, Inc. 0.700% 11/02/15	3,800,000	3,794,680
Verizon Communications, Inc. FRN 1.816% 9/15/16	1,000,000	1,012,306
Verizon Communications, Inc. FRN 2.036% 9/14/18	200,000	206,909

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 2.500% 9/15/16	$1,509,000	$1,533,485

		8,127,612

Transportation — 0.1%
Burlington Northern Santa Fe LLC 4.150% 4/01/45	525,000	484,210

TOTAL CORPORATE DEBT (Cost $81,211,450)		79,740,729

MUNICIPAL OBLIGATIONS — 0.9%
City of New York NY 5.206% 10/01/31	750,000	827,835
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,278,882
New York State Dormitory Authority 5.289% 3/15/33	750,000	868,095

		2,974,812

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,736,449)		2,974,812

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.5%
Automobile ABS — 1.3%
Ally Auto Receivables Trust, Series 2014-1, Class A2 0.480% 2/15/17	1,871,216	1,871,111
Nissan Auto Lease Trust, Series 2014-A, Class A2B FRN 0.346% 9/15/16	1,062,379	1,062,410
Santander Drive Auto Receivables Trust, Series 2014-3, Class A2B FRN 0.466% 8/15/17	1,631,800	1,631,849

		4,565,370

Commercial MBS — 3.4%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.815% 2/24/51	853,148	885,206
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.844% 6/11/40	126,256	127,443
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	1,726,620	1,734,715
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	1,438,879	1,460,998

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A2 (a) 3.616% 11/15/43	$1,200,000	$1,249,489
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A3 (a) 4.106% 7/15/46	1,945,000	2,060,160
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2 (a) 3.673% 2/15/46	391,838	398,640
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1 (a) 3.853% 6/15/43	63,076	63,038
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4 5.156% 2/15/31	1,668,681	1,675,472
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM VRN 5.107% 7/12/38	809,682	809,280
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (a) 4.393% 11/15/43	500,000	542,537
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4 VRN (a) 4.902% 6/15/44	800,000	893,846

		11,900,824

Home Equity ABS — 2.3%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1 FRN 0.595% 12/25/35	2,000,000	1,905,770
GSAA Home Equity Trust, Series 2006-20, Class 1A2 FRN 0.367% 12/25/46	1,282,411	751,571
New Century Home Equity Loan Trust, Series 2005-2, Class M1 FRN 0.617% 6/25/35	1,733,633	1,727,154
Soundview Home Loan Trust, Series 2006-3, Class A3 FRN 0.347% 11/25/36	2,046,316	1,696,857
Wells Fargo Home Equity Trust, Series 2004-2, Class M3 FRN 0.887% 10/25/34	2,102,988	1,949,325

		8,030,677

Other ABS — 4.3%
A Voce CLO Ltd., Series 2014-1A, Class A1B FRN (a) 1.735% 7/15/26	1,180,000	1,177,954
Betony CLO Ltd., Series 2015-1A, Class A FRN (a) 1.779% 4/15/27	1,060,000	1,060,411

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.755% 1/15/26	$950,000	$949,950
Cedar Funding CLO Ltd., Series 2014-3A, Class A1 FRN (a) 1.806% 5/20/26	1,175,000	1,177,543
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3 VRN 5.689% 10/25/46	2,427,331	2,241,799
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2 FRN 0.657% 7/25/35	1,006,274	957,443
Flagship CLO Ltd., Series 2013-7A, Class A1 FRN (a) 1.745% 1/20/26	1,000,000	995,761
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.531% 5/21/21	309,584	306,503
Magnetite CLO Ltd., Series 2014-8A, Class A FRN (a) 1.755% 4/15/26	995,000	995,200
Magnetite CLO Ltd., Series 2015-12A, Class A FRN (a) 1.817% 4/15/27	1,060,000	1,060,544
RAMP Trust, Series 2005-RS2, Class M2 FRN 0.667% 2/25/35	1,818,065	1,807,691
Saxon Asset Securities Trust, Series 2005-1, Class M1 FRN 0.875% 5/25/35	1,164,727	1,117,148
Voya CLO Ltd., Series 2015-1A, Class A1 FRN (a) 1.755% 4/18/27	1,020,000	1,019,918

		14,867,865

Student Loans ABS — 8.7%
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4 FRN 0.482% 3/28/35	1,500,000	1,380,034
Nelnet Student Loan Trust, Series 2015-1A, Class A FRN (a) 0.777% 4/25/41	2,037,676	2,028,781
Nelnet Student Loan Trust 2015-3, Series 2015-3A, Class A2 FRN (a) 0.835% 2/26/46	2,075,000	2,048,632
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A FRN (a) 0.937% 11/25/42	1,956,229	1,944,099
SLC Student Loan Trust, Series 2005-2, Class B FRN 0.566% 3/15/40	453,262	404,476

	Principal Amount	Value
SLC Student Loan Trust 2006-2, Series 2006-2, Class A6 FRN 0.446% 9/15/39	$2,300,000	$2,056,280
SLM Student Loan Trust, Series 2007-1, Class A5 FRN 0.367% 1/26/26	2,140,000	2,095,832
SLM Student Loan Trust, Series 2005-4, Class A3 FRN 0.397% 1/25/27	2,170,000	2,137,275
SLM Student Loan Trust, Series 2005-4, Class B FRN 0.457% 7/25/40	237,707	212,288
SLM Student Loan Trust, Series 2005-9, Class B FRN 0.577% 1/25/41	230,693	206,746
SLM Student Loan Trust, Series 2012-1, Class A2 FRN 0.637% 11/25/20	1,613,032	1,614,648
SLM Student Loan Trust, Series 2007-6, Class A4 FRN 0.657% 10/25/24	2,120,000	2,100,354
SLM Student Loan Trust, Series 2011-1, Class A1 FRN 0.707% 3/25/26	1,758,294	1,760,737
SLM Student Loan Trust, Series 2012-3, Class A FRN 0.837% 12/26/25	1,991,825	2,009,027
SLM Student Loan Trust, Series 2012-2, Class A FRN 0.887% 1/25/29	1,892,956	1,896,130
SLM Student Loan Trust, Series 2008-6, Class A3 FRN 1.027% 1/25/19	2,060,000	2,068,365
SLM Student Loan Trust, Series 2007-6, Class B FRN 1.127% 4/27/43	654,564	598,471
SLM Student Loan Trust, Series 2007-8, Class B FRN 1.277% 4/27/43	224,348	209,087
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.777% 4/25/23	1,868,268	1,913,510
SLM Student Loan Trust, Series 2008-5, Class B FRN 2.127% 7/25/29	700,000	709,156
SLM Student Loan Trust, Series 2008-9, Class B FRN 2.527% 10/25/29	680,000	695,723

		30,089,651

WL Collateral CMO — 9.5%
Banc of America Funding Ltd., Series 2012-R5, Class A FRN (a) 0.443% 10/03/39	782,240	773,296

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.465% 9/25/36	$65,029	$58,439
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4 FRN 2.471% 3/25/37	1,128,827	1,011,632
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A FRN 2.510% 10/25/35	1,715,408	1,693,014
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1 FRN 2.612% 11/25/35	2,234,589	2,073,077
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.703% 9/25/35	408,650	404,159
Impac CMB Trust, Series 2005-1, Class 1A1 FRN 0.707% 4/25/35	2,104,801	1,868,588
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3 FRN 0.457% 10/25/36	3,021,825	2,002,608
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1 FRN 4.569% 10/25/35	2,150,277	1,794,494
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.707% 1/25/36	377,891	340,005
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A FRN (a) 0.986% 11/26/46	2,061,312	1,981,727
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1 FRN 0.757% 2/25/35	3,200,000	2,768,264
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1 FRN (a) 0.433% 5/26/47	1,662,205	1,605,117
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.467% 12/25/35	954,029	833,617
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A VRN (a) 1.570% 12/25/59	1,553,316	1,547,648
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.477% 10/25/45	1,762,197	1,631,091
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21 FRN 0.517% 1/25/45	1,677,594	1,555,255

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A FRN 0.968% 7/25/47	$2,235,279	$1,894,070
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A FRN 1.128% 5/25/46	2,612,267	1,956,155
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	2,124,969	1,917,125
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1 FRN 2.599% 4/25/36	2,122,883	2,002,406
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6 FRN 2.616% 1/25/35	722,416	720,308
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1 FRN 2.683% 7/25/36	475,615	459,678

		32,891,773

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $102,144,601)		102,346,160

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 31.3%
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series KF03, Class A FRN 0.521% 1/25/21	1,791,033	1,791,566
Series K044, Class A2 2.811% 1/25/25	495,000	489,609
Series KSCT, Class A2 4.285% 1/25/20	570,000	626,309
Federal National Mortgage Association-Aces, Series 2015-M10, Class FA FRN 0.434% 3/25/19	1,925,000	1,924,440

		4,831,924

Pass-Through Securities — 29.9%
Federal Home Loan Mortgage Corp. Pool #U99114 3.500% 2/01/44	2,227,785	2,295,141
Pool #G07848 3.500% 4/01/44	3,851,160	3,984,446

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G07924 3.500% 1/01/45	$3,934,154	$4,058,018
Pool #G08632 3.500% 3/01/45	2,877,601	2,963,704
Pool #G60023 3.500% 4/01/45	3,943,572	4,071,430
Pool #G08641 3.500% 5/01/45	3,715,701	3,826,882
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	500,000	494,770
Pool #AM0992 2.340% 11/01/22	820,000	809,081
Pool #AM1402 2.420% 11/01/22	945,000	937,538
Pool #AM0827 2.600% 11/01/22	1,030,484	1,040,885
Pool #AM2808 2.700% 3/01/23	375,000	377,416
Pool #AM9004 2.800% 6/01/25	1,040,000	1,038,125
Pool #AL6829 2.966% 5/01/27	1,389,078	1,386,023
Pool #AB4262 3.500% 1/01/32	1,274,175	1,338,232
Pool #MA1512 3.500% 7/01/33	567,800	594,925
Pool #MA1148 3.500% 8/01/42	3,628,919	3,745,582
Pool #469621 3.650% 11/01/21	1,643,746	1,762,007
Pool #466960 3.890% 12/01/20	1,175,320	1,271,920
Pool #466919 3.930% 1/01/21	1,509,292	1,637,157
Pool #468551 3.980% 7/01/21	1,230,000	1,338,938
Pool #AL0151 4.382% 4/01/21	1,689,319	1,866,821
Pool #931504 4.500% 7/01/39	174,929	191,404
Pool #986268 5.000% 7/01/38	2,183	2,416
Pool #AB0057 5.000% 4/01/39	1,850,118	2,047,560
Pool #AD6374 5.000% 5/01/40	70,552	78,081
Pool #AE6338 5.000% 11/01/40	77,064	85,385
Pool #AI2733 5.000% 5/01/41	577,685	640,960
Pool #190354 5.500% 12/01/34	430,954	485,817

	Principal Amount	Value
Pool #808048 5.500% 2/01/35	$507,833	$572,483
Pool #814079 5.500% 2/01/35	21,794	24,568
Pool #819566 5.500% 4/01/35	535,091	603,211
Pool #843055 5.500% 9/01/35	123,606	139,264
Pool #829125 5.500% 10/01/35	50,318	56,818
Pool #846520 5.500% 12/01/35	73,329	82,538
Pool #888822 5.500% 3/01/36	118,370	133,365
Pool #884863 5.500% 4/01/36	449,894	506,395
Pool #891588 5.500% 5/01/36	169,502	190,603
Pool #888173 5.500% 11/01/36	578,202	651,449
Pool #871117 5.500% 12/01/36	25,036	28,149
Pool #889584 5.500% 1/01/37	24,350	27,435
Pool #888129 5.500% 2/01/37	1,101,651	1,238,626
Pool #912544 5.500% 2/01/37	76,604	86,129
Pool #889633 5.500% 8/01/37	530,449	597,646
Pool #929451 5.500% 5/01/38	24,646	27,706
Pool #977014 5.500% 5/01/38	82,635	93,258
Pool #985524 5.500% 6/01/38	67,998	76,293
Pool #988578 5.500% 8/01/38	529,995	596,638
Pool #889982 5.500% 11/01/38	22,812	25,644
Pool #995482 5.500% 1/01/39	359,669	405,962
Pool #AL4296 5.500% 7/01/41	164,237	184,683
Federal National Mortgage Association TBA Pool #838 2.500% 1/01/28 (b)	2,000,000	2,023,750
Pool #3430 3.000% 12/01/27 (b)	1,000,000	1,035,703
Pool #515 3.000% 12/01/42 (b)	10,230,000	10,188,441

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #2409 3.500% 11/01/26 (b)	$1,000,000	$1,054,844
Pool #1127 3.500% 11/01/43 (b)	12,390,000	12,766,539
Pool #6447 4.000% 5/01/42 (b)	6,930,000	7,341,469
Pool #15801 4.500% 4/01/40 (b)	3,250,000	3,513,809
Government National Mortgage Association Pool #MA2754 3.500% 4/20/45	1,973,446	2,050,302
Pool #MA2826 3.500% 5/20/45	1,966,026	2,042,593
Government National Mortgage Association II TBA Pool #24 3.000% 5/01/43 (b)	2,655,000	2,680,513
Pool #471 3.500% 6/01/43 (b)	4,765,000	4,945,549
Pool #1767 4.000% 1/01/43 (b)	1,975,000	2,093,037
Pool #1207 4.500% 2/01/41 (b)	1,000,000	1,079,297

		103,535,373

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $108,961,833)		108,367,297

U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Bonds & Notes — 19.1%
U.S. Treasury Bond 3.000% 5/15/45	4,600,000	4,501,532
U.S. Treasury Inflation Index 0.125% 4/15/16	1,789,939	1,798,331
U.S. Treasury Inflation Index 0.125% 7/15/24	3,248,166	3,167,722
U.S. Treasury Inflation Index 0.250% 1/15/25	5,888,280	5,775,572
U.S. Treasury Inflation Index 0.750% 2/15/45	3,888,112	3,551,549
U.S. Treasury Inflation Index 1.375% 2/15/44	4,776,140	5,098,529
U.S. Treasury Note 0.625% 6/30/17	1,120,000	1,119,737
U.S. Treasury Note 0.750% 12/31/17	100,000	99,781
U.S. Treasury Note 0.875% 11/15/17	16,500,000	16,529,325
U.S. Treasury Note 1.500% 5/31/20	4,700,000	4,674,205

	Principal Amount	Value
U.S. Treasury Note 1.625% 6/30/20	$4,085,000	$4,084,362
U.S. Treasury Note 2.125% 9/30/21	12,895,000	13,023,950
U.S. Treasury Note 2.125% 5/15/25	2,920,000	2,866,562

		66,291,157

TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,805,325)		66,291,157

TOTAL BONDS & NOTES (Cost $362,695,675)		360,557,425

TOTAL LONG-TERM INVESTMENTS (Cost $362,695,675)		360,557,425

SHORT-TERM INVESTMENTS — 7.0%
Discount Notes — 3.8%
Federal Home Loan Bank Discount Note 0.045% 7/02/15	13,360,000	13,359,983

Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (c)	6,867,006	6,867,006

Time Deposits — 1.1%
Euro Time Deposit 0.010% 7/01/15	3,751,496	3,751,496

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (d) 0.000% 7/23/15	80,000	80,000
U.S. Treasury Bill (d) 0.010% 9/03/15	130,000	130,000

		210,000

TOTAL SHORT-TERM INVESTMENTS (Cost $24,188,485)		24,188,485

TOTAL INVESTMENTS — 111.0% (Cost $386,884,160) (e)		384,745,910

Other Assets/(Liabilities) — (11.0)%		(38,204,983)

NET ASSETS — 100.0%		$346,540,927

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $42,902,164 or 12.38% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $6,867,008. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $7,005,378.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Assets:
Investments, at value (Note 2) (a)	$423,517,332	$492,498,870
Short-term investments, at value (Note 2) (b)	-	9,275,398

Total investments (c)	423,517,332	501,774,268

Foreign currency, at value (d)	764	4,036
Receivables from:
Investments sold	5,450,038	5,372,229
Fund shares sold	137,802	1,638,007
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	140,516	751,182
Foreign taxes withheld	5,286	-

Total assets	429,251,738	509,539,722

Liabilities:
Payables for:
Investments purchased	811,200	-
Fund shares repurchased	309,572	163,533
Securities on loan (Note 2)	-	-
Investment advisory fees	-	-
Trustees’ fees and expenses (Note 3)	71,495	117,086
Affiliates (Note 3):
Investment advisory fees	285,930	347,655
Administration fees	-	-
Service fees	22,026	40,166
Due to custodian	3,650,520	-
Accrued expense and other liabilities	55,192	60,285

Total liabilities	5,205,935	728,725

Net assets	$424,045,803	$508,810,997

Net assets consist of:
Paid-in capital	$180,381,255	$297,586,859
Undistributed (accumulated) net investment income (loss)	(216,679)	14,571,220
Accumulated net realized gain (loss) on investments and foreign currency transactions	96,667,666	59,251,803
Net unrealized appreciation (depreciation) on investments and foreign currency translations	147,213,561	137,401,115

Net assets	$424,045,803	$508,810,997

(a) Cost of investments:	$276,304,523	$355,098,029
(b) Cost of short-term investments:	$-	$9,275,398
(c) Securities on loan with market value of:	$-	$-
(d) Cost of foreign currency:	$777	$4,074

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$434,576,363	$150,144,404	$400,449,444	$188,748,191	$224,470,155
3,923,229	14,115,230	8,293,645	-	5,609,112

438,499,592	164,259,634	408,743,089	188,748,191	230,079,267

-	-	67,028	-	-

74,483	-	-	1,447,219	2,313,867
10,486	66,606	41,316	82,816	84,707
8,174	-	-	-	-
502,395	40,579	1,469,924	76,722	272,741
-	-	490,227	4,045	58,740

439,095,130	164,366,819	410,811,584	190,358,993	232,809,322

364,022	-	20	1,227,809	2,336,395
211,741	90,517	689,686	110,647	128,528
-	-	15,222,400	-	-
-	-	-	2,501	-
152,175	17,879	82,322	23,805	28,105

39,207	106,105	318,549	109,007	123,166
51,188	22,737	-	26,291	30,792
22,723	4,862	7,722	1,562	3,826
-	-	91,299	28,728	-
54,337	32,084	66,533	37,640	36,604

895,393	274,184	16,478,531	1,567,990	2,687,416

$438,199,737	$164,092,635	$394,333,053	$188,791,003	$230,121,906

$221,931,557	$97,571,723	$353,660,448	$103,884,381	$139,129,063
11,188,603	4,289,633	16,515,256	2,412,670	4,799,403
8,734,892	34,356,163	(12,551,068)	48,514,477	30,038,694
196,344,685	27,875,116	36,708,417	33,979,475	56,154,746

$438,199,737	$164,092,635	$394,333,053	$188,791,003	$230,121,906

$238,146,146	$122,269,288	$363,752,692	$154,768,716	$168,315,130
$3,923,229	$14,115,230	$8,293,645	$-	$5,609,112
$-	$-	$14,519,568	$-	$-
$-	$-	$67,003	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Initial Class shares:
Net assets	$388,365,659	$445,420,948

Shares outstanding (a)	21,350,120	32,553,356

Net asset value, offering price and redemption price per share	$18.19	$13.68

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class III shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$35,680,144	$63,390,049

Shares outstanding (a)	1,992,120	4,671,407

Net asset value, offering price and redemption price per share	$17.91	$13.57

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$-	$-	$382,281,910	$-	$-

-	-	35,295,946	-	-

$-	$-	$10.83	$-	$-

$80,211,910	$-	$-	$-	$-

3,112,108	-	-	-	-

$25.77	$-	$-	$-	$-

$147,414,391	$156,563,484	$-	$186,214,711	$224,000,892

5,704,248	9,880,394	-	12,163,933	13,693,726

$25.84	$15.85	$-	$15.31	$16.36

$174,162,999	$-	$-	$-	$-

6,739,460	-	-	-	-

$25.84	$-	$-	$-	$-

$-	$-	$12,051,143	$-	$-

-	-	1,120,455	-	-

$-	$-	$10.76	$-	$-

$36,410,437	$7,529,151	$-	$2,576,292	$6,121,014

1,444,868	478,673	-	169,541	377,747

$25.20	$15.73	$-	$15.20	$16.20

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Assets:
Investments, at value (Note 2) (a)	$266,514,623	$133,852,004
Short-term investments, at value (Note 2) (b)	2,564,852	812,645

Total investments (c)	269,079,475	134,664,649

Cash	-	-
Foreign currency, at value (d)	378	20
Receivables from:
Investments sold	586,749	-
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	75,518	2,075
Interest and dividends	334,804	123,008
Foreign taxes withheld	214,191	3,646

Total assets	270,291,115	134,793,398

Liabilities:
Payables for:
Investments purchased	475,338	-
Written options outstanding, at value (Note 2) (e)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	91,500	53,825
Securities on loan (Note 2)	7,615,517	-
Payable for premium on purchased options	-	-
Trustees’ fees and expenses (Note 3)	29,102	43,318
Affiliates (Note 3):
Investment advisory fees	147,312	60,254
Administration fees	36,828	-
Service fees	6,308	12,307
Due to custodian	-	-
Accrued expense and other liabilities	54,255	33,154

Total liabilities	8,456,160	202,858

Net assets	$261,834,955	$134,590,540

Net assets consist of:
Paid-in capital	$180,715,744	$118,265,768
Undistributed (accumulated) net investment income (loss)	4,961,823	2,233,159
Accumulated net realized gain (loss) on investments and foreign currency transactions	25,401,043	(24,765,664)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	50,756,345	38,857,277

Net assets	$261,834,955	$134,590,540

(a) Cost of investments:	$215,751,033	$94,993,898
(b) Cost of short-term investments:	$2,564,852	$812,645
(c) Securities on loan with market value of:	$7,311,625	$-
(d) Cost of foreign currency:	$378	$20
(e) Premiums on written options:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$235,909,391	$183,090,022	$227,135,542	$207,579,160	$450,538,281
5,961,570	4,908,016	-	6,262,347	19,240,454

241,870,961	187,998,038	227,135,542	213,841,507	469,778,735

-	-	-	18,812	-
-	120	-	-	-

862,090	248,461	1,137,717	110,383	750,871
-	78	-	-	-
-	8,373	-	-	-
115,411	40,916	103,911	1,546	62,126
378,200	243,147	50,579	238,117	151,490
7,402	243,894	12,695	46,906	-

243,234,064	188,783,027	228,440,444	214,257,271	470,743,222

598,644	980,423	1,432,355	224,367	707,530
-	-	-	1,770,895	-
-	56,693	-	-	-
141,590	63,421	146,082	1,139,422	542,013
-	8,911,766	-	-	17,479,052
-	-	-	143,498	-
43,438	5,997	36,385	78,513	82,603

142,243	128,412	134,781	141,013	310,994
-	24,077	-	-	-
10,014	499	1,953	20,469	38,743
-	-	1,481,464	-	-
40,193	52,029	38,602	99,503	53,570

976,122	10,223,317	3,271,622	3,617,680	19,214,505

$242,257,942	$178,559,710	$225,168,822	$210,639,591	$451,528,717

$160,757,608	$181,954,630	$128,756,953	$149,402,576	$218,168,360
6,921,711	2,191,033	146,511	5,208,557	(1,371,570)
27,687,088	577,831	54,250,315	27,996,562	84,432,542
46,891,535	(6,163,784)	42,015,043	28,031,896	150,299,385

$242,257,942	$178,559,710	$225,168,822	$210,639,591	$451,528,717

$189,017,751	$189,172,265	$185,120,481	$181,700,972	$300,238,896
$5,961,570	$4,908,016	$-	$6,262,347	$19,240,454
$-	$8,535,828	$-	$-	$16,997,608
$-	$120	$-	$-	$-
$-	$-	$-	$3,922,337	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Initial Class shares:
Net assets	$-	$115,092,860

Shares outstanding (a)	-	8,521,122

Net asset value, offering price and redemption price per share	$-	$13.51

Class I shares:
Net assets	$234,496,828	$-

Shares outstanding (a)	18,083,858	-

Net asset value, offering price and redemption price per share	$12.97	$-

Class II shares:
Net assets	$17,249,017	$-

Shares outstanding (a)	1,308,951	-

Net asset value, offering price and redemption price per share	$13.18	$-

Service Class shares:
Net assets	$-	$19,497,680

Shares outstanding (a)	-	1,453,596

Net asset value, offering price and redemption price per share	$-	$13.41

Service Class I shares:
Net assets	$10,089,110	$-

Shares outstanding (a)	784,157	-

Net asset value, offering price and redemption price per share	$12.87	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$226,593,709	$-	$221,991,510	$177,915,491	$388,783,101

18,388,490	-	15,111,273	12,297,064	21,941,333

$12.32	$-	$14.69	$14.47	$17.72

$-	$-	$-	$-	$-

-	-	-	-	-

$-	$-	$-	$-	$-

$-	$177,664,580	$-	$-	$-

-	18,246,266	-	-	-

$-	$9.74	$-	$-	$-

$15,664,233	$-	$3,177,312	$32,724,100	$62,745,616

1,282,919	-	219,204	2,278,979	3,607,439

$12.21	$-	$14.49	$14.36	$17.39

$-	$895,130	$-	$-	$-

-	92,110	-	-	-

$-	$9.72	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$476,434,094	$250,495,776
Short-term investments, at value (Note 2) (b)	3,820,100	2,711,842

Total investments (c)	480,254,194	253,207,618

Foreign currency, at value (d)	10	5
Receivables from:
Investments sold	12,245,146	4,479,232
Investments sold on a when-issued basis (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	125,783	-
Investment adviser (Note 3)	-	-
Fund shares sold	1,302,911	28,824
Interest and dividends	1,010,539	176,237
Foreign taxes withheld	655	-

Total assets	494,939,238	257,891,916

Liabilities:
Payables for:
Investments purchased	6,731,397	4,807,692
Open forward foreign currency contracts (Note 2)	17,459	-
Fund shares repurchased	115,568	649,885
Investments purchased on a when-issued basis (Note 2)	-	-
Securities on loan (Note 2)	-	18,955,940
Trustees’ fees and expenses (Note 3)	104,058	74,006
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	365,974	216,113
Administration fees	-	-
Service fees	19,928	6,753
Accrued expense and other liabilities	64,009	43,407

Total liabilities	7,418,393	24,753,796

Net assets	$487,520,845	$233,138,120

Net assets consist of:
Paid-in capital	$347,035,959	$127,891,698
Undistributed (accumulated) net investment income (loss)	12,019,106	(305,933)
Accumulated net realized gain (loss) on investments and foreign currency transactions	99,682,533	68,786,989
Net unrealized appreciation (depreciation) on investments and foreign currency translations	28,783,247	36,765,366

Net assets	$487,520,845	$233,138,120

(a) Cost of investments:	$447,758,591	$213,730,601
(b) Cost of short-term investments:	$3,820,100	$2,711,842
(c) Securities on loan with market value of:	$-	$18,515,397
(d) Cost of foreign currency:	$10	$5

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$108,569,241	$228,547,481	$360,557,425
1,983,851	7,150,277	24,188,485

110,553,092	235,697,758	384,745,910

-	-	-

1,293,715	-	12,898,483
-	-	2,755,256
-	-	-
-	-	1,529
44,148	1,577,913	130,851
97,428	243,492	1,369,924
-	-	-

111,988,383	237,519,163	401,901,953

101,676	1,742,400	2,296,687
-	-	-
38,155	30,727	260,836
-	-	52,434,070
6,213,048	-	-
18,355	50,741	48,205
-	-	4,653

76,239	158,714	150,805
14,240	-	50,268
7,017	10,154	9,449
27,054	39,194	106,053

6,495,784	2,031,930	55,361,026

$105,492,599	$235,487,233	$346,540,927

$62,709,947	$159,302,234	$331,411,630
702,266	2,509,423	13,154,838
17,275,367	51,234,408	4,203,394
24,805,019	22,441,168	(2,228,935)

$105,492,599	$235,487,233	$346,540,927

$83,764,222	$206,106,313	$362,695,675
$1,983,851	$7,150,277	$24,188,485
$6,039,623	$-	$-
$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Initial Class shares:
Net assets	$455,665,656	$222,117,646

Shares outstanding (a)	34,477,567	11,609,952

Net asset value, offering price and redemption price per share	$13.22	$19.13

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$31,855,189	$11,020,474

Shares outstanding (a)	2,436,772	591,337

Net asset value, offering price and redemption price per share	$13.07	$18.64

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$-	$219,210,015	$-

-	14,635,541	-

$-	$14.98	$-

$94,161,315	$-	$331,298,161

5,315,312	-	31,158,301

$17.72	$-	$10.63

$-	$16,277,218	$-

-	1,095,205	-

$-	$14.86	$-

$11,331,284	$-	$15,242,766

651,639	-	1,444,778

$17.39	$-	$10.55

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Investment income (Note 2):
Dividends (a)	$1,585,467	$6,959,388
Interest	93	2,760
Securities lending net income	-	-

Total investment income	1,585,560	6,962,148

Expenses (Note 3):
Investment advisory fees	1,609,560	1,973,607
Custody fees	25,191	23,161
Audit fees	16,898	16,632
Legal fees	1,948	2,567
Proxy fees	511	511
Shareholder reporting fees	22,192	27,403
Trustees’ fees	14,266	18,229

	1,690,566	2,062,110
Administration fees:
Class I	-	-
Class II	-	-
Class III	-	-
Service Class I	-	-
Service fees:
Service Class	42,345	78,982
Service Class I	-	-

Total expenses	1,732,911	2,141,092
Expenses waived (Note 3):
Class II administrative fees waived	-	-
Class III administrative fees waived	-	-
Service Class I fees reimbursed by adviser	-	-

Net expenses	1,732,911	2,141,092

Net investment income (loss)	(147,351)	4,821,056

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	29,726,690	14,096,185
Futures contracts	-	-
Foreign currency transactions	(5,562)	(2,722)

Net realized gain (loss)	29,721,128	14,093,463

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(2,472,254)	(27,925,330)
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	262	975

Net change in unrealized appreciation (depreciation)	(2,471,992)	(27,924,355)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	27,249,136	(13,830,892)

Net increase (decrease) in net assets resulting from operations	$27,101,785	$(9,009,836)

(a) Net of withholding tax of:	$708	$62,150

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$4,585,899	$2,040,733	$7,352,416	$1,626,912	$2,479,851
153	666	751	26	263
-	-	193,424	-	-

4,586,052	2,041,399	7,546,591	1,626,938	2,480,114

220,566	606,569	1,705,844	689,001	713,688
20,346	6,181	89,646	18,998	9,262
16,901	16,517	20,984	16,530	16,535
1,974	762	1,706	962	1,035
511	511	511	511	511
22,573	9,204	19,156	11,477	12,166
14,722	5,486	12,308	6,992	7,482

297,593	645,230	1,850,155	744,471	760,679

124,047	-	-	-	-
132,016	93,053	-	116,996	128,871
28,689	-	-	-	-
52,011	4,408	-	1,412	3,465

-	-	14,738	-	-
43,342	9,390	-	2,997	7,366

677,698	752,081	1,864,893	865,876	900,381

(24,769)	-	-	-	-
(28,689)	-	-	-	-
-	-	-	(12)	-

624,240	752,081	1,864,893	865,864	900,381

3,961,812	1,289,318	5,681,698	761,074	1,579,733

6,817,980	12,773,206	4,201,761	12,641,865	12,316,729
42,739	-	-	-	-
-	-	(139,756)	-	(2,046)

6,860,719	12,773,206	4,062,005	12,641,865	12,314,683

(5,872,441)	(15,192,508)	11,754,604	(7,660,298)	(11,865,907)
(227,606)	-	-	-	-
-	-	26,036	-	2,916

(6,100,047)	(15,192,508)	11,780,640	(7,660,298)	(11,862,991)

760,672	(2,419,302)	15,842,645	4,981,567	451,692

$4,722,484	$(1,129,984)	$21,524,343	$5,742,641	$2,031,425

$665	$-	$780,755	$5,150	$25,090

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Investment income (Note 2):
Dividends (a)	$3,195,640	$1,100,400
Interest	185	55
Securities lending net income	83,533	-

Total investment income	3,279,358	1,100,455

Expenses (Note 3):
Investment advisory fees	800,522	343,047
Custody fees	39,476	10,197
Audit fees	20,595	16,509
Legal fees	1,080	659
Proxy fees	511	511
Shareholder reporting fees	13,305	8,119
Trustees’ fees	8,109	4,756

	883,598	383,798
Administration fees:
Class I	279,483	-
Class II	14,907	-
Service Class I	11,365	-
Service fees:
Service Class	-	24,025
Service Class I	12,133	-

Total expenses	1,201,486	407,823
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(31,509)	-
Class II fees reimbursed by adviser	(2,339)	-
Service Class I fees reimbursed by adviser	(1,283)	-

Net expenses	1,166,355	407,823

Net investment income (loss)	2,113,003	692,632

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	14,524,028	6,387,947
Written options	-	-
Foreign currency transactions	(30,740)	(1,388)

Net realized gain (loss)	14,493,288	6,386,559

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(8,999,203)	(4,739,659)
Written options	-	-
Translation of assets and liabilities in foreign currencies	38,734	(393)

Net change in unrealized appreciation (depreciation)	(8,960,469)	(4,740,052)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	5,532,819	1,646,507

Net increase (decrease) in net assets resulting from operations	$7,645,822	$2,339,139

(a) Net of withholding tax of:	$202,756	$9,966

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$3,202,390	$3,121,943	$1,018,843	$2,968,200	$1,483,258
386	215	173	428	1,215
-	72,860	-	-	82,447

3,202,776	3,195,018	1,019,016	2,968,628	1,566,920

796,993	666,991	783,166	1,088,094	1,708,582
12,647	56,984	11,185	179,603	23,612
16,843	17,559	16,542	16,571	16,899
1,150	586	1,129	1,484	1,962
511	511	511	511	511
13,382	7,831	13,305	18,258	22,293
8,283	4,338	8,246	11,955	14,311

849,809	754,800	834,084	1,316,476	1,788,170

-	-	-	-	-
-	95,296	-	-	-
-	383	-	-	-

19,855	-	3,717	40,015	74,790
-	777	-	-	-

869,664	851,256	837,801	1,356,491	1,862,960

-	-	-	-	-
-	(47,485)	-	-	-
-	(184)	-	-	-

869,664	803,587	837,801	1,356,491	1,862,960

2,333,112	2,391,431	181,215	1,612,137	(296,040)

12,844,195	473,633	10,256,611	38,311,373	34,839,005
-	-	-	6,306,232	-
(6,571)	481,101	104	-	813

12,837,624	954,734	10,256,715	44,617,605	34,839,818

(17,463,025)	3,592,289	440,162	(41,298,784)	(689,436)
-	-	-	2,557,649	-
(51)	(566,581)	(18)	2,797	273

(17,463,076)	3,025,708	440,144	(38,738,338)	(689,163)

(4,625,452)	3,980,442	10,696,859	5,879,267	34,150,655

$(2,292,340)	$6,371,873	$10,878,074	$7,491,404	$33,854,615

$28,642	$312,054	$1,063	$391	$5,714

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$5,390,467	$1,014,700
Interest (b)	485	247
Securities lending net income	-	123,873

Total investment income	5,390,952	1,138,820

Expenses (Note 3):
Investment advisory fees	2,055,023	1,287,271
Custody fees	38,122	26,524
Audit fees	16,919	17,841
Legal fees	2,297	1,235
Proxy fees	511	511
Shareholder reporting fees	25,228	14,274
Trustees’ fees	16,638	8,934

	2,154,738	1,356,590
Administration fees:
Class II	-	-
Service Class I	-	-
Service fees:
Service Class	38,785	13,084
Service Class I	-	-

Total expenses	2,193,523	1,369,674
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-
Class II advisory fees waived	-	-
Service Class I advisory fees waived	-	-

Net expenses	2,193,523	1,369,674

Net investment income (loss)	3,197,429	(230,854)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	34,516,154	26,818,610
Futures contracts	-	-
Foreign currency transactions	1,206,573	363

Net realized gain (loss)	35,722,727	26,818,973

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(35,367,365)	(8,424,708)
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	27,866	294

Net change in unrealized appreciation (depreciation)	(35,339,499)	(8,424,414)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	383,228	18,394,559

Net increase (decrease) in net assets resulting from operations	$3,580,657	$18,163,705

(a) Net of withholding tax of:	$21,680	$1,067
(b) Net of withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$972,101	$1,601,752	$22,344
153	189	3,654,963
28,618	-	-

1,000,872	1,601,941	3,677,307

444,559	914,651	990,966
13,766	12,192	71,786
16,800	16,544	45,393
478	1,227	2,005
511	511	511
6,447	13,717	23,040
3,512	8,628	14,417

486,073	967,470	1,148,118

102,346	-	229,323
11,726	-	8,734

-	19,739	-
13,612	-	18,677

613,757	987,209	1,404,852

(8,186)	-	(52,728)
(940)	-	(2,004)
(3,985)	-	(98,678)
(470)	-	(3,741)

600,176	987,209	1,247,701

400,696	614,732	2,429,606

7,427,829	14,120,032	1,594,522
-	-	(137,953)
-	-	510,179

7,427,829	14,120,032	1,966,748

(7,081,176)	(9,701,816)	(4,090,429)
-	-	(92,753)
-	-	(510,025)

(7,081,176)	(9,701,816)	(4,693,207)

346,653	4,418,216	(2,726,459)

$747,349	$5,032,948	$(296,853)

$456	$-	$-
$-	$-	$452

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(147,351)	$(427,892)
Net realized gain (loss) on investment transactions	29,721,128	69,547,800
Net change in unrealized appreciation (depreciation) on investments	(2,471,992)	(32,686,480)

Net increase (decrease) in net assets resulting from operations	27,101,785	36,433,428

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	-

From net realized gains:
Initial Class	-	(38,644,089)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	(2,902,689)
Service Class I	-	-

Total distributions from net realized gains	-	(41,546,778)

Net fund share transactions (Note 5):
Initial Class	(27,051,961)	(34,706,171)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	1,953,846	8,899,336
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(25,098,115)	(25,806,835)

Total increase (decrease) in net assets	2,003,670	(30,920,185)
Net assets
Beginning of period	422,042,133	452,962,318

End of period	$424,045,803	$422,042,133

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(216,679)	$(69,328)

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund		MML Equity Index Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$4,821,056	$9,884,056	$3,961,812	$7,369,722
14,093,463	49,898,629	6,860,719	9,812,260
(27,924,355)	(21,571,782)	(6,100,047)	36,428,737

(9,009,836)	38,210,903	4,722,484	53,610,719

-	(8,018,961)	-	-
-	-	-	(1,175,835)
-	-	-	(2,276,426)
-	-	-	(2,698,994)
-	(901,506)	-	-
-	-	-	(353,133)

-	(8,920,467)	-	(6,504,388)

-	(10,656,649)	-	-
-	-	-	(1,137,718)
-	-	-	(1,938,297)
-	-	-	(2,135,011)
-	(1,355,561)	-	-
-	-	-	(345,612)

-	(12,012,210)	-	(5,556,638)

(19,738,890)	(99,003,700)	-	-
-	-	(5,127,579)	(17,034,367)
-	-	(8,329,245)	(1,698,383)
-	-	(1,322,619)	2,153,206
820,317	7,240,263	-	-
-	-	4,067,583	8,099,942

(18,918,573)	(91,763,437)	(10,711,860)	(8,479,602)

(27,928,409)	(74,485,211)	(5,989,376)	33,070,091

536,739,406	611,224,617	444,189,113	411,119,022

$508,810,997	$536,739,406	$438,199,737	$444,189,113

$14,571,220	$9,750,164	$11,188,603	$7,226,791

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Focused Equity Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,289,318	$3,010,809
Net realized gain (loss) on investment transactions	12,773,206	21,601,865
Net change in unrealized appreciation (depreciation) on investments	(15,192,508)	(5,518,774)

Net increase (decrease) in net assets resulting from operations	(1,129,984)	19,093,900

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	(589,491)
Service Class	-	-
Service Class I	-	(21,642)

Total distributions from net investment income	-	(611,133)

From net realized gains:
Class II	-	(14,323,542)
Service Class I	-	(589,870)

Total distributions from net realized gains	-	(14,913,412)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(2,571,009)	(9,844,613)
Service Class	-	-
Service Class I	298,832	2,155,549

Increase (decrease) in net assets from fund share transactions	(2,272,177)	(7,689,064)

Total increase (decrease) in net assets	(3,402,161)	(4,119,709)
Net assets
Beginning of period	167,494,796	171,614,505

End of period	$164,092,635	$167,494,796

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$4,289,633	$3,000,315

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund		MML Fundamental Growth Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$5,681,698	$11,131,531	$761,074	$1,666,125
4,062,005	9,670,848	12,641,865	35,932,608
11,780,640	(45,513,392)	(7,660,298)	(16,193,852)

21,524,343	(24,711,013)	5,742,641	21,404,881

-	(7,579,051)	-	-
-	-	-	(1,444,222)
-	(234,680)	-	-
-	-	-	(11,734)

-	(7,813,731)	-	(1,455,956)

-	-	-	(13,666,020)
-	-	-	(121,957)

-	-	-	(13,787,977)

33,357,130	(52,893,639)	-	-
-	-	(26,552,095)	(35,841,777)
317,773	3,838,810	-	-
-	-	300,531	791,045

33,674,903	(49,054,829)	(26,251,564)	(35,050,732)

55,199,246	(81,579,573)	(20,508,923)	(28,889,784)

339,133,807	420,713,380	209,299,926	238,189,710

$394,333,053	$339,133,807	$188,791,003	$209,299,926

$16,515,256	$10,833,558	$2,412,670	$1,651,596

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Fundamental Value Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,579,733	$3,237,128
Net realized gain (loss) on investment transactions	12,314,683	17,798,013
Net change in unrealized appreciation (depreciation) on investments	(11,862,991)	2,465,443

Net increase (decrease) in net assets resulting from operations	2,031,425	23,500,584

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	-
Class II	-	(3,289,698)
Service Class	-	-
Service Class I	-	(64,331)

Total distributions from net investment income	-	(3,354,029)

From net realized gains:
Class I	-	-
Class II	-	(9,467,364)
Service Class I	-	(185,991)

Total distributions from net realized gains	-	(9,653,355)

Net fund share transactions (Note 5):
Initial Class	-	-
Class I	-	-
Class II	2,336,443	(24,332,536)
Service Class	-	-
Service Class I	464,256	2,755,530

Increase (decrease) in net assets from fund share transactions	2,800,699	(21,577,006)

Total increase (decrease) in net assets	4,832,124	(11,083,806)
Net assets
Beginning of period	225,289,782	236,373,588

End of period	$230,121,906	$225,289,782

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$4,799,403	$3,219,670

The accompanying notes are an integral part of the financial statements.

MML Global Fund		MML Growth & Income Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$2,113,003	$2,929,597	$692,632	$1,586,152
14,493,288	10,949,982	6,386,559	17,449,332
(8,960,469)	(3,796,286)	(4,740,052)	(4,156,861)

7,645,822	10,083,293	2,339,139	14,878,623

-	-	-	(1,393,594)
-	(1,754,223)	-	-
-	(152,774)	-	-
-	-	-	(172,322)
-	(57,994)	-	-

-	(1,964,991)	-	(1,565,916)

-	(3,467,392)	-	-
-	(292,710)	-	-
-	(138,436)	-	-

-	(3,898,538)	-	-

-	-	(8,613,663)	(19,004,784)
17,210,593	56,727,406	-	-
(741,383)	(1,446,027)	-	-
-	-	269,562	38,388
624,053	2,461,129	-	-

17,093,263	57,742,508	(8,344,101)	(18,966,396)

24,739,085	61,962,272	(6,004,962)	(5,653,689)

237,095,870	175,133,598	140,595,502	146,249,191

$261,834,955	$237,095,870	$134,590,540	$140,595,502

$4,961,823	$2,848,820	$2,233,159	$1,540,527

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Income & Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,333,112	$4,645,111
Net realized gain (loss) on investment transactions	12,837,624	16,807,475
Net change in unrealized appreciation (depreciation) on investments	(17,463,076)	376,641

Net increase (decrease) in net assets resulting from operations	(2,292,340)	21,829,227

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(4,208,862)
Class II	-	-
Service Class	-	(246,039)
Service Class I	-	-

Total distributions from net investment income	-	(4,454,901)

From net realized gains:
Initial Class	-	-
Class II	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(3,469,151)	(12,189,357)
Class II	-	-
Service Class	(298,963)	263,856
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(3,768,114)	(11,925,501)

Total increase (decrease) in net assets	(6,060,454)	5,448,825
Net assets
Beginning of period	248,318,396	242,869,571

End of period	$242,257,942	$248,318,396

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,921,711	$4,588,599

Distributions in excess of net investment income included in net assets at end of period	$-	$-

†	Fund commenced operations on January 7, 2014.
*	Service Class I Shares commenced operations on May 1, 2014.

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund		MML Large Cap Growth Fund
Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014†	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$2,391,431	$2,062,762	$181,215	$(165,680)
954,734	753,347	10,256,715	44,101,255
3,025,708	(9,189,492)	440,144	(21,583,797)

6,371,873	(6,373,383)	10,878,074	22,351,778

-	-	-	-
-	(2,657,331)	-	-
-	-	-	-
-	(5,758)*	-	-

-	(2,663,089)	-	-

-	-	-	(30,391,668)
-	(728,662)	-	-
-	-	-	(304,214)
-	(1,648)*	-	-

-	(730,310)	-	(30,695,882)

-	-	(30,999,253)	(17,830,893)
47,387,948	133,659,993	-	-
-	-	335,217	950,193
586,185	320,493 *	-	-

47,974,133	133,980,486	(30,664,036)	(16,880,700)

54,346,006	124,213,704	(19,785,962)	(25,224,804)

124,213,704	-	244,954,784	270,179,588

$178,559,710	$124,213,704	$225,168,822	$244,954,784

$2,191,033	$-	$146,511	$(34,704)

$-	$(200,398)	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Managed Volatility Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,612,137	$3,661,614
Net realized gain (loss) on investment transactions	44,617,605	(20,508,003)
Net change in unrealized appreciation (depreciation) on investments	(38,738,338)	31,911,183

Net increase (decrease) in net assets resulting from operations	7,491,404	15,064,794

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(2,425,071)
Service Class	-	(148,137)

Total distributions from net investment income	-	(2,573,208)

From net realized gains:
Initial Class	-	(17,208,642)
Service Class	-	(1,517,818)

Total distributions from net realized gains	-	(18,726,460)

Net fund share transactions (Note 5):
Initial Class	(165,746,858)	139,360,818
Service Class	152,494	3,863,259

Increase (decrease) in net assets from fund share transactions	(165,594,364)	143,224,077

Total increase (decrease) in net assets	(158,102,960)	136,989,203
Net assets
Beginning of period	368,742,551	231,753,348

End of period	$210,639,591	$368,742,551

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$5,208,557	$3,596,420

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund		MML Mid Cap Value Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$(296,040)	$(823,910)	$3,197,429	$6,795,594
34,839,818	50,185,261	35,722,727	72,698,666
(689,163)	2,639,391	(35,339,499)	(3,544,653)

33,854,615	52,000,742	3,580,657	75,949,607

-	-	-	(7,330,241)
-	-	-	(386,907)

-	-	-	(7,717,148)

-	(47,080,105)	-	(76,236,493)
-	(6,703,945)	-	(4,547,879)

-	(53,784,050)	-	(80,784,372)

(17,615,618)	6,567,387	(13,264,782)	9,854,080
1,804,740	13,025,653	1,655,175	7,513,491

(15,810,878)	19,593,040	(11,609,607)	17,367,571

18,043,737	17,809,732	(8,028,950)	4,815,658

433,484,980	415,675,248	495,549,795	490,734,137

$451,528,717	$433,484,980	$487,520,845	$495,549,795

$(1,371,570)	$(1,075,530)	$12,019,106	$8,821,677

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Growth Equity Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(230,854)	$(1,164,956)
Net realized gain (loss) on investment transactions	26,818,973	44,707,494
Net change in unrealized appreciation (depreciation) on investments	(8,424,414)	(28,466,011)

Net increase (decrease) in net assets resulting from operations	18,163,705	15,076,527

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	-

From net realized gains:
Initial Class	-	(66,804,629)
Class II	-	-
Service Class	-	(2,431,449)
Service Class I	-	-

Total distributions from net realized gains	-	(69,236,078)

Net fund share transactions (Note 5):
Initial Class	(48,420,316)	32,326,503
Class II	-	-
Service Class	321,582	3,994,325
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(48,098,734)	36,320,828

Total increase (decrease) in net assets	(29,935,029)	(17,838,723)
Net assets
Beginning of period	263,073,149	280,911,872

End of period	$233,138,120	$263,073,149

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(305,933)	$(75,079)

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund		MML Small/Mid Cap Value Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$400,696	$243,670	$614,732	$2,016,336
7,427,829	10,227,800	14,120,032	37,841,770
(7,081,176)	(9,900,674)	(9,701,816)	(16,434,754)

747,349	570,796	5,032,948	23,423,352

-	-	-	(1,482,993)
-	-	-	-
-	-	-	(68,366)
-	-	-	-

-	-	-	(1,551,359)

-	-	-	(5,182,761)
-	(24,803,043)	-	-
-	-	-	(332,856)
-	(2,698,082)	-	-

-	(27,501,125)	-	(5,515,617)

-	-	(21,938,569)	(36,300,349)
(2,310,769)	22,237,102	-	-
-	-	509,748	1,888,505
542,088	3,422,840	-	-

(1,768,681)	25,659,942	(21,428,821)	(34,411,844)

(1,021,332)	(1,270,387)	(16,395,873)	(18,055,468)

106,513,931	107,784,318	251,883,106	269,938,574

$105,492,599	$106,513,931	$235,487,233	$251,883,106

$702,266	$301,570	$2,509,423	$1,894,691

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Total Return Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,429,606	$5,352,769
Net realized gain (loss) on investment transactions	1,966,748	12,592,356
Net change in unrealized appreciation (depreciation) on investments	(4,693,207)	1,673,346

Net increase (decrease) in net assets resulting from operations	(296,853)	19,618,471

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(7,279,537)
Service Class I	-	(235,738)

Total distributions from net investment income	-	(7,515,275)

Net fund share transactions (Note 5):
Class II	(72,176,977)	(9,158,988)
Service Class I	846,980	2,692,310

Increase (decrease) in net assets from fund share transactions	(71,329,997)	(6,466,678)

Total increase (decrease) in net assets	(71,626,850)	5,636,518
Net assets
Beginning of period	418,167,777	412,531,259

End of period	$346,540,927	$418,167,777

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$13,154,838	$10,725,232

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$17.09	$(0.00)[d]	$1.10	$1.10	$-	$-	$-	$18.19	6.44%	[b]	$388,366	0.78%	[a]	(0.05%	)[a]
12/31/14	17.35	(0.01)	1.55	1.54	-	(1.80)	(1.80)	17.09	9.13%		390,322	0.79%		(0.09%	)
12/31/13	13.50	(0.00)[d]	5.28	5.28	(0.04)	(1.39)	(1.43)	17.35	41.33%		429,689	0.79%		(0.01%	)
12/31/12	11.42	0.03	2.06	2.09	(0.01)	-	(0.01)	13.50	18.31%		321,245	0.80%		0.26%
12/31/11	11.27	0.01	0.14	0.15	(0.00)[d]	-	(0.00)[d]	11.42	1.37%		323,779	0.80%		0.09%
12/31/10	9.71	0.01	1.56	1.57	(0.01)	-	(0.01)	11.27	16.17%		336,211	0.80%		0.06%
Service Class
06/30/15[r]	$16.85	$(0.03)	$1.09	$1.06	$-	$-	$-	$17.91	6.29%	[b]	$35,680	1.03%	[a]	(0.30%	)[a]
12/31/14	17.17	(0.06)	1.54	1.48	-	(1.80)	(1.80)	16.85	8.87%		31,721	1.04%		(0.34%	)
12/31/13	13.38	(0.04)	5.23	5.19	(0.01)	(1.39)	(1.40)	17.17	41.00%		23,273	1.04%		(0.26%	)
12/31/12	11.34	0.01	2.03	2.04	-	-	-	13.38	17.99%		14,895	1.05%		0.06%
12/31/11	11.22	(0.02)	0.14	0.12	-	-	-	11.34	1.07%		9,476	1.05%		(0.15%	)
12/31/10	9.68	(0.02)	1.56	1.54	-	-	-	11.22	15.91%		7,837	1.05%		(0.20%	)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	17%	30%	35%	25%	37%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$13.93	$0.13	$(0.38)	$(0.25)	$-	$-	$-	$13.68	(1.79%	)[b]	$445,421	0.78%	[a]	1.86%	[a]
12/31/14	13.47	0.25	0.76	1.01	(0.24)	(0.31)	(0.55)	13.93	7.54%		472,989	0.78%		1.84%
12/31/13	10.57	0.20	2.93	3.13	(0.23)	-	(0.23)	13.47	29.93%		556,649	0.78%		1.64%
12/31/12	9.20	0.21	1.37	1.58	(0.21)	-	(0.21)	10.57	17.32%		478,096	0.79%		2.12%
12/31/11	9.44	0.18	(0.26)	(0.08)	(0.16)	-	(0.16)	9.20	(0.79%	)	511,951	0.79%		1.92%
12/31/10	8.35	0.16	1.06	1.22	(0.13)	-	(0.13)	9.44	14.95%		550,834	0.79%		1.87%
Service Class
06/30/15[r]	$13.83	$0.11	$(0.37)	$(0.26)	$-	$-	$-	$13.57	(1.88%	)[b]	$63,390	1.03%	[a]	1.62%	[a]
12/31/14	13.39	0.22	0.74	0.96	(0.21)	(0.31)	(0.52)	13.83	7.23%		63,751	1.03%		1.58%
12/31/13	10.52	0.17	2.91	3.08	(0.21)	-	(0.21)	13.39	29.55%		54,576	1.03%		1.39%
12/31/12	9.16	0.19	1.36	1.55	(0.19)	-	(0.19)	10.52	17.06%		39,397	1.04%		1.88%
12/31/11	9.40	0.16	(0.26)	(0.10)	(0.14)	-	(0.14)	9.16	(0.97%	)	30,889	1.04%		1.69%
12/31/10	8.32	0.14	1.06	1.20	(0.12)	-	(0.12)	9.40	14.70%		24,921	1.04%		1.62%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	6%	9%	15%	15%	22%	16%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Index Fund

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$25.52	$0.21	$0.04		$0.25	$-	$-	$-	$25.77	1.02%[b]	$80,212	0.43%[a]	N/A	1.64%[a]
12/31/14	23.14	0.38	2.65		3.03	(0.33)	(0.32)	(0.65)	25.52	13.17%	84,445	0.44%	N/A	1.58%
12/31/13	17.89	0.34	5.30		5.64	(0.33)	(0.06)	(0.39)	23.14	31.84%	92,853	0.44%	0.44%[l]	1.65%
12/31/12	15.73	0.32	2.11		2.43	(0.27)	-	(0.27)	17.89	15.47%	79,070	0.45%	0.45%[l]	1.84%
12/31/11	15.73	0.26	0.00	[d]	0.26	(0.26)	-	(0.26)	15.73	1.71%	74,927	0.44%	N/A	1.62%
12/31/10	13.97	0.23	1.76		1.99	(0.23)	-	(0.23)	15.73	14.51%	81,199	0.45%	N/A	1.60%
Class II
06/30/15[r]	$25.56	$0.23	$0.05		$0.28	$-	$-	$-	$25.84	1.10%[b]	$147,414	0.31%[a]	0.28%[a]	1.80%[a]
12/31/14	23.19	0.42	2.65		3.07	(0.38)	(0.32)	(0.70)	25.56	13.35%	154,210	0.33%	0.28%	1.74%
12/31/13	17.93	0.37	5.31		5.68	(0.36)	(0.06)	(0.42)	23.19	32.02%	141,468	0.33%	0.28%	1.81%
12/31/12	15.76	0.35	2.12		2.47	(0.30)	-	(0.30)	17.93	15.69%	109,646	0.34%	0.29%	2.00%
12/31/11	15.76	0.28	(0.00)[d]		0.28	(0.28)	-	(0.28)	15.76	1.84%	106,050	0.33%	0.28%	1.78%
12/31/10	13.98	0.25	1.77		2.02	(0.24)	-	(0.24)	15.76	14.76%	115,521	0.34%	0.29%	1.76%
Class III
06/30/15[r]	$25.54	$0.25	$0.05		$0.30	$-	$-	$-	$25.84	1.17%[b]	$174,163	0.17%[a]	0.13%[a]	1.95%[a]
12/31/14	23.16	0.46	2.65		3.11	(0.41)	(0.32)	(0.73)	25.54	13.54%	173,459	0.19%	0.14%	1.88%
12/31/13	17.91	0.40	5.29		5.69	(0.38)	(0.06)	(0.44)	23.16	32.17%	155,356	0.19%	0.14%	1.95%
12/31/12	15.74	0.37	2.12		2.49	(0.32)	-	(0.32)	17.91	15.87%	119,034	0.20%	0.15%	2.14%
12/31/11	15.75	0.31	(0.02)		0.29	(0.30)	-	(0.30)	15.74	1.96%	106,669	0.19%	0.14%	1.92%
12/31/10	13.97	0.27	1.77		2.04	(0.26)	-	(0.26)	15.75	14.93%	106,015	0.20%	0.15%	1.90%
Service Class I
06/30/15[r]	$24.98	$0.18	$0.04		$0.22	$-	$-	$-	$25.20	0.88%[b]	$36,410	0.69%[a]	N/A	1.40%[a]
12/31/14	22.72	0.32	2.59		2.91	(0.33)	(0.32)	(0.65)	24.98	12.92%	32,075	0.69%	N/A	1.34%
12/31/13	17.62	0.29	5.20		5.49	(0.33)	(0.06)	(0.39)	22.72	31.49%	21,443	0.69%	0.69%[l]	1.40%
12/31/12	15.53	0.28	2.08		2.36	(0.27)	-	(0.27)	17.62	15.21%	10,229	0.70%	0.70%[l]	1.63%
12/31/11	15.59	0.22	0.00	[d]	0.22	(0.28)	-	(0.28)	15.53	1.47%	6,231	0.69%	N/A	1.40%
12/31/10	13.88	0.20	1.73		1.93	(0.22)	-	(0.22)	15.59	14.22%	3,284	0.70%	N/A	1.39%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	1%	3%	4%	3%	4%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
06/30/15[r]	$15.97	$0.12	$(0.24)	$(0.12)	$-	$-	$-	$-	$15.85	(0.75%)[b]	$156,563	0.90%[a]	N/A	1.57%[a]
12/31/14	15.64	0.29	1.59	1.88	(0.06)	(1.49)	-	(1.55)	15.97	12.24%	160,206	0.90%	N/A	1.86%
12/31/13	11.49	0.05	4.29	4.34	-	(0.19)	-	(0.19)	15.64	38.05%	166,655	0.90%	0.90%[l]	0.40%
12/31/12	10.03	0.09	1.98	2.07	(0.09)	(0.52)	-	(0.61)	11.49	20.61%	136,305	0.90%	0.90%[k]	0.76%
12/31/11[i]	10.00	0.01	0.04	0.05	(0.02)	-	(0.00)[d]	(0.02)	10.03	0.46%[b]	110,550	1.58%[a]	0.90%[a]	1.94%[a]
Service Class I
06/30/15[r]	$15.87	$0.11	$(0.25)	$(0.14)	$-	$-	$-	$-	$15.73	(0.88%)[b]	$7,529	1.15%[a]	N/A	1.35%[a]
12/31/14	15.58	0.22	1.61	1.83	(0.05)	(1.49)	-	(1.54)	15.87	11.97%	7,289	1.15%	N/A	1.39%
12/31/13	11.48	0.02	4.27	4.29	-	(0.19)	-	(0.19)	15.58	37.64%	4,960	1.15%	1.15%[k]	0.18%
12/31/12[h]	11.54	0.07	0.47	0.54	(0.08)	(0.52)	-	(0.60)	11.48	4.68%[b]	818	1.15%[a]	1.15%[a,l]	0.91%[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011
Portfolio turnover rate	27%	35%	28%	34%	13%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
i	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$10.22	$0.16	$0.45	$0.61	$-	$-	$10.83	6.07%	[b]	$382,282	0.97%	[a]	2.97%	[a]
12/31/14	11.22	0.34	(1.09)	(0.75)	(0.25)	(0.25)	10.22	(6.97%	)	328,045	0.97%		3.09%
12/31/13	9.47	0.20	1.75	1.95	(0.20)	(0.20)	11.22	20.80%		412,363	0.97%		2.00%
12/31/12	8.13	0.21	1.32	1.53	(0.19)	(0.19)	9.47	19.06%		355,174	0.97%		2.38%
12/31/11	9.21	0.23	(1.14)	(0.91)	(0.17)	(0.17)	8.13	(9.90%	)	303,229	0.98%		2.50%
12/31/10	8.95	0.16	0.24	0.40	(0.14)	(0.14)	9.21	4.70%		338,495	0.99%		1.85%
Service Class
06/30/15[r]	$10.16	$0.14	$0.46	$0.60	$-	$-	$10.76	5.91%	[b]	$12,051	1.22%	[a]	2.67%	[a]
12/31/14	11.16	0.30	(1.07)	(0.77)	(0.23)	(0.23)	10.16	(7.07%	)	11,089	1.22%		2.72%
12/31/13	9.43	0.17	1.74	1.91	(0.18)	(0.18)	11.16	20.42%		8,350	1.22%		1.71%
12/31/12	8.10	0.18	1.32	1.50	(0.17)	(0.17)	9.43	18.74%		6,756	1.22%		2.13%
12/31/11	9.18	0.20	(1.12)	(0.92)	(0.16)	(0.16)	8.10	(10.13%	)	5,615	1.23%		2.23%
12/31/10	8.92	0.13	0.26	0.39	(0.13)	(0.13)	9.18	4.54%		5,857	1.24%		1.56%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	5%	13%[t]	20%	15%	9%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
t	The portfolio turnover rate was not impacted as a result of the cash merger.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
06/30/15[r]	$14.89	$0.06	$0.36	$0.42	$-	$-	$-	$15.31	2.82%[b]	$186,215	0.85%[a]	0.85%[a,l]	0.75%[a]
12/31/14	14.46	0.12	1.44	1.56	(0.11)	(1.02)	(1.13)	14.89	11.06%	207,086	0.86%	0.85%	0.81%
12/31/13	10.94	0.09	3.44	3.53	-	(0.01)	(0.01)	14.46	32.29%	236,837	0.86%	0.85%	0.72%
12/31/12	9.95	0.09	1.23	1.32	(0.09)	(0.24)	(0.33)	10.94	13.14%	179,834	0.87%	0.85%	0.79%
12/31/11[i]	10.00	(0.00)[d]	(0.05)	(0.05)	-	-	-	9.95	(0.50%)[b]	149,274	1.41%[a]	0.85%[a]	(0.05%)[a]
Service Class I
06/30/15[r]	$14.80	$0.04	$0.36	$0.40	$-	$-	$-	$15.20	2.70%[b]	$2,576	1.10%[a]	1.10%[a,k]	0.49%[a]
12/31/14	14.40	0.09	1.43	1.52	(0.10)	(1.02)	(1.12)	14.80	10.81%	2,214	1.11%	1.10%	0.59%
12/31/13	10.92	0.06	3.43	3.49	-	(0.01)	(0.01)	14.40	31.98%	1,353	1.11%	1.10%	0.45%
12/31/12[h]	11.50	0.07	(0.33)	(0.26)	(0.08)	(0.24)	(0.32)	10.92	(2.32%)[b]	518	1.12%[a]	1.10%[a]	0.94%[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011
Portfolio turnover rate	23%	51%	61%	66%	0%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
i	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
06/30/15[r]	$16.20	$0.11	$0.05	$0.16	$-	$-	$-	$16.36	0.99%[b]	$224,001	0.79%[a]	N/A	1.41%[a]
12/31/14	15.46	0.23	1.47	1.70	(0.25)	(0.71)	(0.96)	16.20	11.19%	219,679	0.79%	N/A	1.47%
12/31/13	12.45	0.23	3.54	3.77	(0.25)	(0.51)	(0.76)	15.46	30.91%	233,724	0.79%	0.79%[l]	1.61%
12/31/12	10.88	0.24	1.53	1.77	(0.17)	(0.03)	(0.20)	12.45	16.31%	185,473	0.80%	0.80%[l]	1.98%
12/31/11	11.08	0.18	(0.37)	(0.19)	-	(0.01)	(0.01)	10.88	(1.68%)	172,645	0.81%	0.80%	1.65%
12/31/10[g]	10.00	0.06	1.10	1.16	(0.05)	(0.03)	(0.08)	11.08	11.59%[b]	126,691	0.90%[a]	0.80%[a]	1.51%[a]
Service Class I
06/30/15[r]	$16.07	$0.09	$0.04	$0.13	$-	$-	$-	$16.20	0.81%[b]	$6,121	1.04%[a]	N/A	1.16%[a]
12/31/14	15.37	0.19	1.47	1.66	(0.25)	(0.71)	(0.96)	16.07	10.98%	5,611	1.04%	N/A	1.21%
12/31/13	12.42	0.19	3.52	3.71	(0.25)	(0.51)	(0.76)	15.37	30.55%	2,650	1.04%	1.04%[l]	1.28%
12/31/12[h]	12.16	0.14	0.33	0.47	(0.18)	(0.03)	(0.21)	12.42	3.90%[b]	381	1.05%[a]	1.05%[a,l]	1.78%[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	13%	14%	22%	24%	14%	10%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.61	$0.10	$0.26	$0.36	$-	$-	$-	$12.97	2.85%	[b]	$234,497	0.90%	[a]	0.87%	[a]	1.59%	[a]
12/31/14	12.44	0.16	0.33	0.49	(0.11)	(0.21)	(0.32)	12.61	3.95%		210,395	0.95%		0.90%		1.29%
12/31/13	9.82	0.12	2.63	2.75	(0.13)	-	(0.13)	12.44	28.13%		149,796	0.96%		0.90%		1.10%
12/31/12	8.02	0.12	1.77	1.89	(0.09)	-	(0.09)	9.82	23.69%		131,665	0.98%		0.90%		1.33%
12/31/11	8.46	0.11	(0.47)	(0.36)	(0.08)	-	(0.08)	8.02	(4.24%	)	92,595	1.00%		0.90%		1.28%
12/31/10	7.56	0.08	0.87	0.95	(0.05)	-	(0.05)	8.46	12.64%		83,762	1.01%		0.90%		1.05%
Class II
06/30/15[r]	$12.81	$0.10	$0.27	$0.37	$-	$-	$-	$13.18	2.89%	[b]	$17,249	0.83%	[a]	0.80%	[a]	1.59%	[a]
12/31/14	12.63	0.17	0.33	0.50	(0.11)	(0.21)	(0.32)	12.81	4.00%		17,481	0.85%		0.80%		1.35%
12/31/13	9.96	0.14	2.66	2.80	(0.13)	-	(0.13)	12.63	28.34%		18,681	0.86%		0.80%		1.21%
12/31/12	8.13	0.13	1.80	1.93	(0.10)	-	(0.10)	9.96	23.79%		16,324	0.88%		0.80%		1.45%
12/31/11	8.57	0.12	(0.48)	(0.36)	(0.08)	-	(0.08)	8.13	(4.15%	)	15,218	0.90%		0.80%		1.42%
12/31/10	7.64	0.09	0.88	0.97	(0.04)	-	(0.04)	8.57	12.83%		19,095	0.91%		0.80%		1.19%
Service Class I
06/30/15[r]	$12.52	$0.08	$0.27	$0.35	$-	$-	$-	$12.87	2.80%	[b]	$10,089	1.15%	[a]	1.12%	[a]	1.30%	[a]
12/31/14	12.38	0.12	0.32	0.44	(0.09)	(0.21)	(0.30)	12.52	3.57%		9,220	1.20%		1.15%		1.00%
12/31/13	9.78	0.09	2.63	2.72	(0.12)	-	(0.12)	12.38	27.94%		6,657	1.21%		1.15%		0.82%
12/31/12	8.00	0.09	1.77	1.86	(0.08)	-	(0.08)	9.78	23.35%		3,707	1.23%		1.15%		1.03%
12/31/11	8.47	0.08	(0.47)	(0.39)	(0.08)	-	(0.08)	8.00	(4.58%	)	2,330	1.25%		1.15%		0.98%
12/31/10	7.57	0.05	0.89	0.94	(0.04)	-	(0.04)	8.47	12.46%		1,424	1.26%		1.15%		0.71%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	12%	12%	11%	11%	16%	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth & Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$13.28	$0.07	$0.16	$0.23	$-	$-	$13.51	1.73%	[b]	$115,093	0.56%	[a]	1.04%	[a]
12/31/14	12.08	0.14	1.20	1.34	(0.14)	(0.14)	13.28	11.19%		121,667	0.56%		1.16%
12/31/13	9.24	0.13	2.85	2.98	(0.14)	(0.14)	12.08	32.53%		129,107	0.57%		1.22%
12/31/12	7.83	0.13	1.39	1.52	(0.11)	(0.11)	9.24	19.49%		116,115	0.58%		1.46%
12/31/11	8.07	0.10	(0.25)	(0.15)	(0.09)	(0.09)	7.83	(1.83%	)	116,867	0.58%		1.23%
12/31/10	7.35	0.08	0.74	0.82	(0.10)	(0.10)	8.07	11.47%		143,556	0.56%		1.06%
Service Class
06/30/15[r]	$13.21	$0.05	$0.15	$0.20	$-	$-	$13.41	1.51%	[b]	$19,498	0.81%	[a]	0.80%	[a]
12/31/14	12.02	0.11	1.20	1.31	(0.12)	(0.12)	13.21	10.94%		18,929	0.81%		0.91%
12/31/13	9.20	0.10	2.84	2.94	(0.12)	(0.12)	12.02	32.20%		17,142	0.82%		0.97%
12/31/12	7.79	0.11	1.39	1.50	(0.09)	(0.09)	9.20	19.32%		12,385	0.83%		1.21%
12/31/11	8.03	0.08	(0.25)	(0.17)	(0.07)	(0.07)	7.79	(2.13%	)	10,090	0.83%		0.97%
12/31/10	7.32	0.06	0.74	0.80	(0.09)	(0.09)	8.03	11.21%		13,294	0.81%		0.82%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	8%	20%	19%	26%	22%	95%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$12.44	$0.12	$(0.24)	$(0.12)	$-	$-	$12.32	(0.96%	)[b]	$226,594	0.69%	[a]	1.92%	[a]
12/31/14	11.60	0.23	0.83	1.06	(0.22)	(0.22)	12.44	9.22%		232,187	0.70%		1.91%
12/31/13	9.48	0.22	2.09	2.31	(0.19)	(0.19)	11.60	24.62%		228,095	0.70%		2.07%
12/31/12	8.56	0.23	0.79	1.02	(0.10)	(0.10)	9.48	11.96%		171,207	0.72%		2.51%
12/31/11	8.37	0.20	0.25	0.45	(0.26)	(0.26)	8.56	5.60%		88,465	0.74%		2.37%
12/31/10	7.82	0.13	0.73	0.86	(0.31)	(0.31)	8.37	11.70%		72,789	0.73%		1.62%
Service Class
06/30/15[r]	$12.34	$0.10	$(0.23)	$(0.13)	$-	$-	$12.21	(1.05%	)[b]	$15,664	0.94%	[a]	1.66%	[a]
12/31/14	11.51	0.20	0.83	1.03	(0.20)	(0.20)	12.34	8.96%		16,131	0.95%		1.66%
12/31/13	9.42	0.20	2.06	2.26	(0.17)	(0.17)	11.51	24.22%		14,775	0.95%		1.82%
12/31/12	8.51	0.20	0.80	1.00	(0.09)	(0.09)	9.42	11.73%		11,282	0.97%		2.23%
12/31/11	8.33	0.18	0.26	0.44	(0.26)	(0.26)	8.51	5.40%		8,466	0.99%		2.18%
12/31/10	7.79	0.13	0.71	0.84	(0.30)	(0.30)	8.33	11.47%		3,953	0.98%		1.64%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	15%	19%	15%	3%	12%	64%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/15[r]	$9.27	$0.15	$0.32	$0.47	$-	$-	$-	$9.74	5.07%	[b]	$177,665	1.06%	[a]	1.00%	[a]	2.98%	[a]
12/31/14[g]	10.00	0.18	(0.65)	(0.47)	(0.20)	(0.06)	(0.26)	9.27	(4.67%	)[b]	123,915	1.15%	[a]	1.00%	[a]	1.79%	[a]
Service Class I
06/30/15[r]	$9.27	$0.15	$0.30	$0.45	$-	$-	$-	$9.72	4.85%	[b]	$895	1.31%	[a]	1.25%	[a]	3.05%	[a]
12/31/14[h]	10.29	0.07	(0.83)	(0.76)	(0.20)	(0.06)	(0.26)	9.27	(7.44%	)[b]	298	1.36%	[a]	1.25%	[a]	1.08%	[a]

	Six months ended June 30, 2015[b,r]	Period ended December 31, 2014[b,g]

Portfolio turnover rate	16%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period January 7, 2014 (commencement of operations) through December 31, 2014.
h	For the period May 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$14.06	$0.01	$0.62	$0.63	$-	$-	$-	$14.69	4.48%	[b]	$221,992	0.69%	[a]	0.15%	[a]
12/31/14	14.63	(0.01)	1.36	1.35	-	(1.92)	(1.92)	14.06	9.51%		242,229	0.69%		(0.07%	)
12/31/13	11.62	0.00 [d]	3.76	3.76	(0.05)	(0.70)	(0.75)	14.63	33.54%		268,330	0.70%		0.00%	[e]
12/31/12	10.04	0.05	1.54	1.59	(0.01)	-	(0.01)	11.62	15.81%		205,833	0.70%		0.49%
12/31/11	10.45	0.01	(0.40)	(0.39)	(0.02)	-	(0.02)	10.04	(3.69%	)	188,235	0.71%		0.08%
12/31/10	8.80	0.03	1.63	1.66	(0.01)	-	(0.01)	10.45	18.87%		166,552	0.72%		0.36%
Service Class
06/30/15[r]	$13.89	$(0.01)	$0.61	$0.60	$-	$-	$-	$14.49	4.39%	[b]	$3,177	0.94%	[a]	(0.11%	)[a]
12/31/14	14.51	(0.04)	1.34	1.30	-	(1.92)	(1.92)	13.89	9.23%		2,726	0.94%		(0.29%	)
12/31/13	11.53	(0.03)	3.73	3.70	(0.02)	(0.70)	(0.72)	14.51	33.24%		1,849	0.95%		(0.25%	)
12/31/12	9.99	0.03	1.51	1.54	-	-	-	11.53	15.42%		1,439	0.95%		0.25%
12/31/11	10.40	(0.02)	(0.38)	(0.40)	(0.01)	-	(0.01)	9.99	(3.82%	)	1,176	0.96%		(0.17%	)
12/31/10	8.78	0.01	1.61	1.62	-	-	-	10.40	18.45%		763	0.97%		0.11%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	34%	77%	89%	91%	90%	88%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$14.11	$0.08	$0.28	$0.36	$-	$-	$-	$14.47	2.55%	[b]	$177,915	0.91%	[a]	1.14%	[a]
12/31/14	14.33	0.16	0.46	0.62	(0.10)	(0.74)	(0.84)	14.11	4.41%		336,931	0.90%		1.14%
12/31/13	12.34	0.16	2.02	2.18	(0.19)	-	(0.19)	14.33	17.78%		203,330	0.88%		1.19%
12/31/12	10.98	0.17	1.27	1.44	(0.08)	-	(0.08)	12.34	13.19%		193,271	0.83%		1.43%
12/31/11	11.54	0.10	(0.56)	(0.46)	(0.10)	-	(0.10)	10.98	(3.94%	)	193,403	0.82%		0.89%
12/31/10	10.36	0.08	1.19	1.27	(0.09)	-	(0.09)	11.54	12.38%		218,666	0.83%		0.79%
Service Class
06/30/15[r]	$14.02	$0.06	$0.28	$0.34	$-	$-	$-	$14.36	2.43%	[b]	$32,724	1.16%	[a]	0.89%	[a]
12/31/14	14.25	0.13	0.45	0.58	(0.07)	(0.74)	(0.81)	14.02	4.14%		31,812	1.15%		0.88%
12/31/13	12.27	0.13	2.02	2.15	(0.17)	-	(0.17)	14.25	17.56%		28,423	1.13%		0.95%
12/31/12	10.93	0.14	1.26	1.40	(0.06)	-	(0.06)	12.27	12.83%		22,660	1.08%		1.21%
12/31/11	11.49	0.07	(0.55)	(0.48)	(0.08)	-	(0.08)	10.93	(4.14%	)	18,508	1.07%		0.64%
12/31/10	10.33	0.06	1.17	1.23	(0.07)	-	(0.07)	11.49	12.04%		16,519	1.08%		0.56%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	2%	14%	94%	11%	15%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$16.41	$(0.01)	$1.32	$1.31	$-	$-	$-	$17.72	7.98%	[b]	$388,783	0.81%	[a]	(0.10%	)[a]
12/31/14	16.59	(0.03)	2.11	2.08	-	(2.26)	(2.26)	16.41	13.27%		377,028	0.81%		(0.17%	)
12/31/13	12.96	(0.03)	4.65	4.62	(0.04)	(0.95)	(0.99)	16.59	36.69%		371,803	0.81%		(0.21%	)
12/31/12	12.08	0.01	1.63	1.64	-	(0.76)	(0.76)	12.96	13.78%		330,731	0.82%		0.04%
12/31/11	12.23	(0.04)	(0.11)	(0.15)	-	-	-	12.08	(1.23%	)	305,757	0.82%		(0.33%	)
12/31/10	9.55	(0.02)	2.70	2.68	-	-	-	12.23	28.06%		330,711	0.82%		(0.20%	)
Service Class
06/30/15[r]	$16.12	$(0.03)	$1.30	$1.27	$-	$-	$-	$17.39	7.88%	[b]	$62,746	1.06%	[a]	(0.35%	)[a]
12/31/14	16.38	(0.07)	2.07	2.00	-	(2.26)	(2.26)	16.12	12.93%		56,457	1.06%		(0.42%	)
12/31/13	12.81	(0.07)	4.61	4.54	(0.02)	(0.95)	(0.97)	16.38	36.40%		43,873	1.06%		(0.45%	)
12/31/12	11.98	(0.02)	1.61	1.59	-	(0.76)	(0.76)	12.81	13.47%		29,154	1.07%		(0.19%	)
12/31/11	12.17	(0.07)	(0.12)	(0.19)	-	-	-	11.98	(1.56%	)	22,796	1.07%		(0.57%	)
12/31/10	9.52	(0.04)	2.69	2.65	-	-	-	12.17	27.84%		17,236	1.07%		(0.42%	)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	15%	25%	26%	31%	33%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$13.12	$0.09	$0.01	$0.10	$-	$-	$-	$13.22	0.76%	[b]	$455,666	0.88%	[a]	1.32%	[a]
12/31/14	13.65	0.19	1.97	2.16	(0.24)	(2.45)	(2.69)	13.12	16.66%		465,533	0.88%		1.39%
12/31/13	11.11	0.20	3.09	3.29	(0.24)	(0.51)	(0.75)	13.65	30.43%		467,386	0.88%		1.57%
12/31/12	10.17	0.23	1.42	1.65	(0.18)	(0.53)	(0.71)	11.11	16.70%		437,725	0.89%		2.12%
12/31/11	10.46	0.17	(0.25)	(0.08)	(0.21)	-	(0.21)	10.17	(0.64%	)	407,615	0.90%		1.62%
12/31/10	8.85	0.22	1.53	1.75	(0.14)	-	(0.14)	10.46	20.09%		419,863	0.89%		2.36%
Service Class
06/30/15[r]	$12.99	$0.07	$0.01	$0.08	$-	$-	$-	$13.07	0.62%	[b]	$31,855	1.13%	[a]	1.09%	[a]
12/31/14	13.55	0.16	1.94	2.10	(0.21)	(2.45)	(2.66)	12.99	16.33%		30,017	1.13%		1.16%
12/31/13	11.04	0.17	3.07	3.24	(0.22)	(0.51)	(0.73)	13.55	30.11%		23,348	1.13%		1.33%
12/31/12	10.12	0.20	1.41	1.61	(0.16)	(0.53)	(0.69)	11.04	16.37%		16,241	1.14%		1.89%
12/31/11	10.41	0.14	(0.23)	(0.09)	(0.20)	-	(0.20)	10.12	(0.81%	)	12,970	1.15%		1.38%
12/31/10	8.83	0.20	1.51	1.71	(0.13)	-	(0.13)	10.41	19.62%		9,686	1.14%		2.14%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	36%	66%	71%	81%	106%	125%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$17.85	$(0.02)	$1.30	$1.28	$-	$-	$19.13	7.17%[b]	$222,118	1.09%[a]	N/A	(0.17%)[a]
12/31/14	22.81	(0.09)	1.21	1.12	(6.08)	(6.08)	17.85	5.92%	253,096	1.08%	N/A	(0.43%)
12/31/13	16.30	(0.08)	7.79	7.71	(1.20)	(1.20)	22.81	48.54%	273,041	1.10%	1.08%	(0.43%)
12/31/12	16.05	(0.06)	2.17	2.11	(1.86)	(1.86)	16.30	13.41%	256,961	1.13%	1.12%	(0.38%)
12/31/11	17.70	(0.12)	(0.82)	(0.94)	(0.71)	(0.71)	16.05	(5.23%)	250,279	1.13%	N/A	(0.68%)
12/31/10	14.48	(0.10)	3.32	3.22	-	-	17.70	22.24%	258,833	1.14%	N/A	(0.64%)
Service Class
06/30/15[r]	$17.40	$(0.04)	$1.28	$1.24	$-	$-	$18.64	7.13%[b]	$11,020	1.34%[a]	N/A	(0.43%)[a]
12/31/14	22.44	(0.13)	1.17	1.04	(6.08)	(6.08)	17.40	5.62%	9,977	1.33%	N/A	(0.67%)
12/31/13	16.09	(0.13)	7.68	7.55	(1.20)	(1.20)	22.44	48.17%	7,871	1.35%	1.34%	(0.69%)
12/31/12	15.91	(0.10)	2.14	2.04	(1.86)	(1.86)	16.09	13.07%	5,837	1.38%	1.37%	(0.63%)
12/31/11	17.59	(0.16)	(0.81)	(0.97)	(0.71)	(0.71)	15.91	(5.43%)	5,120	1.38%	N/A	(0.92%)
12/31/10	14.42	(0.14)	3.31	3.17	-	-	17.59	21.90%	4,440	1.39%	N/A	(0.87%)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	40%	78%	86%	90%	91%	95%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/15[r]	$17.59	$0.07	$0.06	$0.13	$-	$-	$-	$17.72	0.74%	[b]	$94,161	1.14%	[a]	1.11%	[a]	0.78%	[a]
12/31/14	23.88	0.05	(0.01)	0.04	-	(6.33)	(6.33)	17.59	0.47%		95,788	1.17%		1.15%		0.26%
12/31/13	18.86	(0.01)	5.87	5.86	(0.26)	(0.58)	(0.84)	23.88	31.71%		97,840	1.16%		1.15%		(0.04%	)
12/31/12	16.83	0.19	2.34	2.53	(0.00)[d]	(0.50)	(0.50)	18.86	15.20%		114,274	1.17%		1.15%		1.05%
12/31/11	17.30	(0.01)	(0.23)	(0.24)	-	(0.23)	(0.23)	16.83	(1.26%	)	102,633	1.17%		1.15%		(0.06%	)
12/31/10	15.70	0.06	3.19	3.25	(0.14)	(1.51)	(1.65)	17.30	20.83%		105,829	1.18%		1.15%		0.34%
Service Class I
06/30/15[r]	$17.29	$0.05	$0.05	$0.10	$-	$-	$-	$17.39	0.58%	[b]	$11,331	1.39%	[a]	1.36%	[a]	0.54%	[a]
12/31/14	23.63	0.00 [d]	(0.01)	(0.01)	-	(6.33)	(6.33)	17.29	0.24%		10,726	1.42%		1.40%		0.02%
12/31/13	18.70	(0.05)	5.79	5.74	(0.23)	(0.58)	(0.81)	23.63	31.34%		9,944	1.41%		1.40%		(0.23%	)
12/31/12	16.73	0.15	2.32	2.47	-	(0.50)	(0.50)	18.70	14.99%		6,354	1.42%		1.40%		0.86%
12/31/11	17.24	(0.05)	(0.23)	(0.28)	-	(0.23)	(0.23)	16.73	(1.56%	)	3,951	1.42%		1.40%		(0.28%	)
12/31/10	15.67	0.03	3.18	3.21	(0.13)	(1.51)	(1.64)	17.24	20.59%		2,581	1.43%		1.40%		0.20%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	22%	22%	12%	14%	13%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/15[r]	$14.69	$0.04	$0.25	$0.29	$-	$-	$-	$14.98	1.97%	[b]	$219,210	0.79%	[a]	0.52%	[a]
12/31/14	13.80	0.11	1.19	1.30	(0.09)	(0.32)	(0.41)	14.69	9.45%		236,399	0.79%		0.80%
12/31/13	10.06	0.09	3.74	3.83	(0.09)	-	(0.09)	13.80	38.18%		257,210	0.80%		0.74%
12/31/12	8.51	0.08	1.54	1.62	(0.07)	-	(0.07)	10.06	19.06%		168,248	0.81%		0.82%
12/31/11	9.26	0.05	(0.75)	(0.70)	(0.05)	-	(0.05)	8.51	(7.50%	)	170,925	0.81%		0.53%
12/31/10	7.35	0.05	1.91	1.96	(0.05)	-	(0.05)	9.26	26.84%		191,141	0.81%		0.62%
Service Class
06/30/15[r]	$14.59	$0.02	$0.25	$0.27	$-	$-	$-	$14.86	1.85%	[b]	$16,277	1.04%	[a]	0.28%	[a]
12/31/14	13.72	0.08	1.18	1.26	(0.07)	(0.32)	(0.39)	14.59	9.16%		15,484	1.04%		0.56%
12/31/13	10.01	0.06	3.72	3.78	(0.07)	-	(0.07)	13.72	37.82%		12,729	1.05%		0.47%
12/31/12	8.47	0.06	1.53	1.59	(0.05)	-	(0.05)	10.01	18.78%		8,717	1.06%		0.60%
12/31/11	9.22	0.03	(0.74)	(0.71)	(0.04)	-	(0.04)	8.47	(7.70%	)	7,067	1.06%		0.30%
12/31/10	7.33	0.03	1.90	1.93	(0.04)	-	(0.04)	9.22	26.44%		6,388	1.06%		0.40%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	19%	46%	67%	49%	72%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Interest expense to average daily net assets[p]		Net investment income (loss) to average daily net assets[n]
Class II
06/30/15[r]	$10.64	$0.06	$(0.07)	$(0.01)	$-	$-	$-	$10.63	(0.09%	)[b]	$331,298	0.68%	[a]	0.60%	[a]	N/A		1.19%	[a]
12/31/14	10.34	0.13	0.36	0.49	(0.19)	-	(0.19)	10.64	4.75%		403,732	0.70%		0.65%		0.00%	[e]	1.27%
12/31/13	10.82	0.13	(0.31)	(0.18)	(0.21)	(0.09)	(0.30)	10.34	(1.63%	)	401,127	0.69%		0.65%		0.00%	[e]	1.23%
12/31/12	10.13	0.20	0.70	0.90	(0.21)	-	(0.21)	10.82	8.93%		306,746	0.72%		0.65%		0.00%	[e]	1.84%
12/31/11	9.90	0.22	0.02	0.24	(0.01)	-	(0.01)	10.13	2.45%		226,663	0.70%		0.65%		N/A		2.21%
12/31/10[g]	10.00	0.06	(0.05)	0.01	(0.04)	(0.07)	(0.11)	9.90	0.17%	[b]	132,798	0.91%	[a]	0.65%	[a]	0.00%	[a,e]	1.40%	[a]
Service Class I
06/30/15[r]	$10.57	$0.05	$(0.07)	$(0.02)	$-	$-	$-	$10.55	(0.19%	)[b]	$15,243	0.93%	[a]	0.85%	[a]	N/A		0.97%	[a]
12/31/14	10.29	0.10	0.35	0.45	(0.17)	-	(0.17)	10.57	4.43%		14,435	0.95%		0.90%		0.00%	[e]	1.00%
12/31/13	10.79	0.10	(0.30)	(0.20)	(0.21)	(0.09)	(0.30)	10.29	(1.85%	)	11,404	0.94%		0.90%		0.00%	[e]	1.00%
12/31/12[h]	10.49	0.10	0.41	0.51	(0.21)	-	(0.21)	10.79	4.94%	[b]	5,730	0.97%	[a]	0.90%	[a]	0.00%	[a,e]	1.45%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	185%	447%[u]	550%[u]	583%[u]	417%	221%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
g	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
u	Excludes Treasury roll transactions. Including these transactions, the portfolio turnover would have been 479%, 574% and 618%, respectively, for the years ended December 31, 2014, December 31, 2013 and December 31, 2012.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

Notes to Financial Statements (Unaudited) (Continued)

The Fundamental Growth Fund and Large Cap Growth Fund characterized all investments at Level 1, as of June 30, 2015. The Small Company Value Fund and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2015, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$417,981,591	$5,534,740	*	$-	$423,516,331
Mutual Funds	1,001	-		-	1,001

Total Investments	$417,982,592	$5,534,740		$-	$423,517,332

Equity Income Fund
Asset Investments
Common Stock	$486,236,252	$6,261,472	*	$-	$492,497,724
Mutual Funds	1,146	-		-	1,146
Short-Term Investments	-	9,275,398		-	9,275,398

Total Investments	$486,237,398	$15,536,870		$-	$501,774,268

Equity Index Fund
Asset Investments
Common Stock	$434,576,363	$-		$-	$434,576,363
Short-Term Investments	-	3,923,229		-	3,923,229

Total Investments	$434,576,363	$3,923,229		$-	$438,499,592

Liability Derivatives
Futures Contracts	$(85,532)	$-		$-	$(85,532)

Focused Equity Fund
Asset Investments
Common Stock	$141,232,785	$8,911,619		$-	$150,144,404
Short-Term Investments	-	14,115,230		-	14,115,230

Total Investments	$141,232,785	$23,026,849		$-	$164,259,634

Foreign Fund
Asset Investments
Common Stock	$37,365,015	$347,862,029	*	$-	$385,227,044
Mutual Funds	15,222,400	-		-	15,222,400
Short-Term Investments	-	8,293,645		-	8,293,645

Total Investments	$52,587,415	$356,155,674		$-	$408,743,089

Fundamental Value Fund
Asset Investments
Common Stock	$219,657,820	$4,812,335	*	$-	$224,470,155
Short-Term Investments	-	5,609,112		-	5,609,112

Total Investments	$219,657,820	$10,421,447		$-	$230,079,267

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Global Fund
Asset Investments
Common Stock	$151,970,728	$106,928,378	*	$-		$258,899,106
Mutual Funds	7,615,517	-		-		7,615,517
Short-Term Investments	-	2,564,852		-		2,564,852

Total Investments	$159,586,245	$109,493,230		$-		$269,079,475

Growth & Income Fund
Asset Investments
Common Stock	$128,246,140	$5,262,942	*	$-		$133,509,082
Preferred Stock	342,922	-		-		342,922
Short-Term Investments	-	812,645		-		812,645

Total Investments	$128,589,062	$6,075,587		$-		$134,664,649

Income & Growth Fund
Asset Investments
Common Stock	$231,191,597	$4,717,794	*	$-		$235,909,391
Short-Term Investments	-	5,961,570		-		5,961,570

Total Investments	$231,191,597	$10,679,364		$-		$241,870,961

International Equity Fund
Asset Investments
Common Stock	$6,706,513	$167,471,743	*	$-		$174,178,256
Mutual Funds	8,911,766	-		-		8,911,766
Short-Term Investments	-	4,908,016		-		4,908,016

Total Investments	$15,618,279	$172,379,759		$-		$187,998,038

Asset Derivatives
Forward Contracts	$-	$78		$-		$78

Liability Derivatives
Forward Contracts	$-	$(56,693)		$-		$(56,693)

Managed Volatility Fund
Asset Investments
Common Stock	$206,380,869	$-		$-		$206,380,869
Corporate Debt	-	-		-	+	-
Purchased Options	1,198,291	-		-		1,198,291
Short-Term Investments	-	6,262,347		-		6,262,347

Total Investments	$207,579,160	$6,262,347		$-		$213,841,507

Liability Derivatives
Written Options	$(1,770,895)	$-		$-		$(1,770,895)

Mid Cap Growth Fund
Asset Investments
Common Stock	$428,922,675	$-		$1,540,496		$430,463,171
Preferred Stock	-	-		2,595,041		2,595,041
Mutual Funds	17,480,069	-		-		17,480,069
Short-Term Investments	-	19,240,454		-		19,240,454

Total Investments	$446,402,744	$19,240,454		$4,135,537		$469,778,735

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Mid Cap Value Fund
Asset Investments
Common Stock	$456,184,578	$6,008,673	*	$-	$462,193,251
Mutual Funds	14,240,843	-		-	14,240,843
Short-Term Investments	-	3,820,100		-	3,820,100

Total Investments	$470,425,421	$9,828,773		$-	$480,254,194

Asset Derivatives
Forward Contracts	$-	$125,783		$-	$125,783

Liability Derivatives
Forward Contracts	$-	$(17,459)		$-	$(17,459)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$225,307,535	$1,603,399	*	$355,082	$227,266,016
Preferred Stock	-	-		2,212,381	2,212,381
Mutual Funds	21,017,379	-		-	21,017,379
Short-Term Investments	-	2,711,842		-	2,711,842

Total Investments	$246,324,914	$4,315,241		$2,567,463	$253,207,618

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$837,270		$-	$837,270
Corporate Debt	-	79,740,729		-	79,740,729
Municipal Obligations	-	2,974,812		-	2,974,812
Non-U.S. Government Agency Obligations	-	102,346,160		-	102,346,160
U.S. Government Agency Obligations and Instrumentalities	-	108,367,297		-	108,367,297
U.S. Treasury Obligations	-	66,291,157		-	66,291,157
Short-Term Investments	-	24,188,485		-	24,188,485

Total Investments	$-	$384,745,910		$-	$384,745,910

Liability Derivatives
Futures Contracts	$(92,753)	$-		$-	$(92,753)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
+	Represents security at $0 value as of June 30, 2015.

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2015.

Statements of Assets and Liabilities location:	Blue Chip Growth Fund	Foreign Fund	Fundamental Growth Fund	Large Cap Growth Fund	Total Return Bond Fund
Receivables from:
Investments sold on a when-issued basis					X
Payables for:
Investments purchased on a when-issued basis					X
Due to custodian	X	X	X	X

Notes to Financial Statements (Unaudited) (Continued)

Statements of Assets and Liabilities location:	Foreign Fund	Global Fund	International Equity Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	Small Company Value Fund
Payables for:
Securities on loan	X	X	X	X	X	X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/14		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 6/30/15		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/15
Managed Volatility Fund
Corporate Debt	$-	***	$-	$-	$-	$-	$-	$-	$-		$-	††	$-

Mid Cap Growth Fund
Common Stock	$1,216,929		$-	$-	$215,398	$108,169	$-	$-	$-		$1,540,496		$215,398
Preferred Stock	1,961,775		-	-	633,266	-	-	-	-		2,595,041		633,266

	$3,178,704		$-	$-	$848,664	$108,169	$-	$-	$-		$4,135,537		$848,664

Small Cap Growth Equity Fund
Common Stock	$240,155		$-	$-	$114,927	$-	$-	$-	$-		$355,082		$114,927
Preferred Stock	3,653,969		-	209,397	(1,590,537)	555,813	(616,261)	-	-		2,212,381		248,629

	$3,894,124		$-	$209,397	$(1,475,610)	$555,813	$(616,261)	$-	$-		$2,567,463		$363,556

Total Return Bond Fund
Non-U.S. Government Agency Obligations	$-		$-	$-	$-	$1,018,957	$-	$-	$(1,018,957	)**	$-		$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
***	Represents security at $0 value as of December 31, 2014.
††	Represents security at $0 value as of June 30, 2015.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s) other than those disclosed below.

The Small Cap Growth Equity Fund initially fair valued certain of its Level 3 investments using acquisition cost. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Notes to Financial Statements (Unaudited) (Continued)

Small Cap Growth Equity Fund	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range

Total	$2,567,463
Common stock	$355,082
Dropbox Inc.	$199,970	Market Approach	Market Observed Transaction	$19.10
Telogis	$155,112	Market Approach	Market Observed Transaction	$1.93
Preferred stock	$2,212,381
Cloudera Inc.	$398,244	Market Approach	Market Observed Transaction	$33.00
Docusign Series F	$23,370	Market Approach	Market Observed Transaction	$19.09
Docusign Series E	$161,528	Market Approach	Market Observed Transaction	$19.09
Docusign Series D	$6,243	Market Approach	Market Observed Transaction	$19.09
Docusign Series B	$8,706	Market Approach	Market Observed Transaction	$19.09
Docusign Series B1	$2,597	Market Approach	Market Observed Transaction	$19.09
MarkLogic Corp. Series F	$266,732	Cost	Acquisition Cost	$11.61
NUTANIX, Inc.	$265,597	Market Approach	EV/Multiple	5.10
			Discount for Lack of Marketability	10%
Telogis	$485,958	Market Approach	Market Observed Transaction	$4.44
Veracode, Inc	$327,694	Market Approach	EV/Multiple	8.70
			Discount for Lack of Marketability	10%
Zuora Inc. Series F	$265,712	Cost	Acquisition Cost	$3.80

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2015, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Income Fund	Equity Index Fund	Foreign Fund	Global Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management					A		A	A
Directional Exposures to Currencies								A

Futures Contracts**
Hedging/Risk Management								A
Duration/Credit Quality Management								M
Substitution for Direct Investment		A						M

Options (Purchased)
Hedging/Risk Management						A

Options (Written)
Hedging/Risk Management						A
Income						A

Rights and Warrants
Result of a Corporate Action	A		A	A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2015, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Income Fund
Realized Gain (Loss)#
Rights	$1	$-	$-	$1

Number of Contracts, Notional Amounts or Shares/Units†
Rights	163,993	-	-	163,993

Equity Index Fund
Liability Derivatives
Futures Contracts^^	$(85,532)	$-	$-	$(85,532)

Realized Gain (Loss)#
Futures Contracts	$42,739	$-	$-	$42,739

Change in Appreciation (Depreciation)##
Futures Contracts	$(227,606)	$-	$-	$(227,606)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	32	-	-	32

Foreign Fund
Realized Gain (Loss)#
Rights	$(3,638)	$-	$-	$(3,638)

Change in Appreciation (Depreciation)##
Rights	$1,600	$-	$-	$1,600

Number of Contracts, Notional Amounts or Shares/Units†
Rights	147,436	-	-	147,436

Global Fund
Realized Gain (Loss)#
Rights	$94	$-	$-	$94

Number of Contracts, Notional Amounts or Shares/Units†
Rights	0 **	-	-	0

International Equity Fund
Asset Derivatives
Forward Contracts*	$-	$78	$-	$78

Liability Derivatives
Forward Contracts^	$-	$(56,693)	$-	$(56,693)

Realized Gain (Loss)#
Forward Contracts	$-	$466,605	$-	$466,605
Rights	595	-	-	595

Total Realized Gain (Loss)	$595	$466,605	$-	$467,200

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(564,925)	$-	$(564,925)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$11,408,043	$-	$11,408,043
Rights	0 **	-	-	0

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Managed Volatility Fund
Asset Derivatives
Purchased Options*	$1,198,291	$-	$-	$1,198,291

Liability Derivatives
Written Options^	$(1,770,895)	$-	$-	$(1,770,895)

Realized Gain (Loss)#
Purchased Options	$(5,976,658)	$-	$-	$(5,976,658)
Written Options	6,306,232	-	-	6,306,232

Total Realized Gain (Loss)	$329,574	$-	$-	$329,574

Change in Appreciation (Depreciation)##
Purchased Options	$1,047,626	$-	$-	$1,047,626
Written Options	2,557,649	-	-	2,557,649

Total Change in Appreciation (Depreciation)	$3,605,275	$-	$-	$3,605,275

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	1,291	-	-	1,291
Written Options	1,291	-	-	1,291

Mid Cap Value Fund
Asset Derivatives
Forward Contracts*	$-	$125,783	$-	$125,783

Liability Derivatives
Forward Contracts^	$-	$(17,459)	$-	$(17,459)

Realized Gain (Loss)#
Forward Contracts	$-	$1,201,955	$-	$1,201,955

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$27,583	$-	$27,583

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$19,026,095	$-	$19,026,095

Total Return Bond Fund
Liability Derivatives
Futures Contracts^^	$-	$-	$(92,753)	$(92,753)

Realized Gain (Loss)#
Forward Contracts	$-	$510,125	$-	$510,125
Futures Contracts	-	-	(137,953)	(137,953)

Total Realized Gain (Loss)	$-	$510,125	$(137,953)	$372,172

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(510,125)	$-	$(510,125)
Futures Contracts	-	-	(92,753)	(92,753)

Total Change in Appreciation (Depreciation)	$-	$(510,125)	$(92,753)	$(602,878)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$192,340,901	$-	$192,340,901
Futures Contracts	-	-	34	34

Notes to Financial Statements (Unaudited) (Continued)

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for written options, purchased options, and rights, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2015.
**	Shares are less than 0.05.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2015.

Counterparty	Derivative Assets Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
International Equity Fund
State Street Bank and Trust	$78	$(78)	$-	$-

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2015.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
International Equity Fund
State Street Bank and Trust	$(56,693)	$78	$-	$(56,615)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2015, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Notes to Financial Statements (Unaudited) (Continued)

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2015. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contracts to Deliver
AUD	1,234,000	State Street Bank and Trust	03/16/16	$935,199	$(4,472)
CHF	7,454,000	State Street Bank and Trust	09/16/15	7,943,934	(52,221)
JPY	3,637,189	State Street Bank and Trust	07/06/15	29,800	78

				$8,908,933	$(56,615)

Mid Cap Value Fund
Contracts to Buy
JPY	9,992,574	Credit Suisse International	07/31/15	$81,727	$(50)
EUR	166,090	UBS AG	07/31/15	185,227	8

				$266,954	$(42)

Contracts to Deliver
JPY	218,720,831	Credit Suisse International	07/31/15	$1,770,359	$(17,409)
CAD	14,171,525	JP Morgan Chase Bank	07/31/15	11,443,266	101,209
EUR	4,758,585	UBS AG	07/31/15	5,331,662	24,566

				$18,545,287	$108,366

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	09/18/15	40	$4,108,800	$(85,532)

Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	09/21/15	149	$18,799,609	$(92,753)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Notes to Financial Statements (Unaudited) (Continued)

Writing call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

When a Fund writes a call option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at June 30, 2015:

	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	94	7/10/15	S&P 500 Index Call, Strike 2,110.00	$183,064	$42,112
	112	7/17/15	S&P 500 Index Call, Strike 2,075.00	492,520	244,720
	106	7/17/15	S&P 500 Index Call, Strike 2,100.00	532,915	104,940
	106	7/17/15	S&P 500 Index Call, Strike 2,115.00	405,715	61,798
	118	7/17/15	S&P 500 Index Call, Strike 2,125.00	398,545	42,480
	117	7/24/15	S&P 500 Index Call, Strike 2,065.00	387,075	401,310
	113	8/21/15	S&P 500 Index Call, Strike 2,075.00	510,478	418,665
	112	8/21/15	S&P 500 Index Call, Strike 2,100.00	573,160	286,720
	118	8/21/15	S&P 500 Index Call, Strike 2,125.00	438,865	168,150

				$3,922,337	$1,770,895

Transactions in written option contracts during the period ended June 30, 2015, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2014	1,779	$7,831,873
Options written	7,930	26,226,970
Options terminated in closing purchase transactions	(8,576)	(29,939,378)
Options expired	(137)	(197,128)

Options outstanding at June 30, 2015	996	$3,922,337

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to

Notes to Financial Statements (Unaudited) (Continued)

reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2015, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar

Notes to Financial Statements (Unaudited) (Continued)

groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended June 30, 2015, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Foreign Fund	$241,780	$48,356	$193,424
Global Fund	104,416	20,883	83,533
International Equity Fund	91,075	18,215	72,860
Mid Cap Growth Fund	103,059	20,612	82,447
Small Cap Growth Equity Fund	154,841	30,968	123,873
Small Company Value Fund	35,772	7,154	28,618

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies, and investment strategies.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Blue Chip Growth Fund	0.75% on the first $400 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $400 million
Equity Income Fund	0.75% on the first $600 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $600 million
Equity Index Fund	0.10% on the first $750 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $750 million
Focused Equity Fund**	0.70% on the first $250 million; and	Harris Associates L.P.
0.60% on any excess over $250 million
Foreign Fund	0.89% on the first $500 million; and	Templeton Investment Counsel, LLC
0.85% on any excess over $500 million
Fundamental Growth Fund*	0.62% on the first $250 million; and	Wellington Management Company LLP
0.60% on any excess over $250 million
Fundamental Value Fund**	0.60% on the first $500 million; and	Wellington Management Company LLP
0.575% on any excess over $500 million
Global Fund	0.60% on the first $600 million; and	Massachusetts Financial Services Company
0.55% on any excess over $600 million
Growth & Income Fund*	0.50% on the first $500 million; and	Massachusetts Financial Services Company
0.475% on any excess over $500 million
Income & Growth Fund	0.65% on the first $600 million; and	BlackRock Investment Management, LLC
0.60% on any excess over $600 million
International Equity Fund*	0.80% on the first $250 million; and	Harris Associates L.P.
0.75% on any excess over $250 million
Large Cap Growth Fund	0.65% on the first $600 million; and	Rainier Investment Management, LLC
0.60% on any excess over $600 million
Managed Volatility Fund	0.75% on the first $500 million; and	Gateway Investment Advisers, LLC
0.70% on any excess over $500 million
Mid Cap Growth Fund	0.77% on the first $600 million; and	T. Rowe Price Associates, Inc.
0.75% on any excess over $600 million
Mid Cap Value Fund	0.84% on the first $600 million; and 0.80% on any excess over $600 million	American Century Investment Management, Inc.
Small Cap Growth Equity Fund	1.04% on the first $200 million; and 1.00% on any excess over $200 million	Waddell & Reed Investment Management Company; and Wellington Management Company LLP

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Small Company Value Fund*	0.80% on the first $150 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $150 million
Small/Mid Cap Value Fund*	0.75% on the first $500 million; and	AllianceBernstein L.P.
0.70% on any excess over $500 million
Total Return Bond Fund**	0.45% on the first $500 million; and 0.43% on any excess over $500 million	Metropolitan West Asset Management, LLC

*	Prior to June 1, 2015, the investment advisory fees were as follows:

Fund	Investment Advisory Fee
Fundamental Growth Fund**	0.65% on the first $250 million; and
0.63% on any excess over $250 million
Growth & Income Fund	0.50%
International Equity Fund**	0.80%
Small Company Value Fund	0.85% on the first $150 million; and
0.75% on any excess over $150 million
Small/Mid Cap Value Fund	0.75%

**	Prior to May 1, 2015, the investment advisory fees were as follows:

Fund	Investment Advisory Fee
Focused Equity Fund	0.75% on the first $250 million; and
0.65% on any excess over $250 million
Fundamental Growth Fund	0.70% on the first $250 million; and
0.68% on any excess over $250 million
Fundamental Value Fund	0.65% on the first $500 million; and
0.625% on any excess over $500 million
International Equity Fund	0.85%
Total Return Bond Fund	0.50% on the first $500 million; and
0.48% on any excess over $500 million

Administration Fees

For the Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, International Equity Fund, Small Company Value Fund, and Total Return Bond Fund, under separate administrative and shareholder services agreements between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the class specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
Equity Index Fund*	0.30%	0.15%	None	0.30%
Focused Equity Fund*	None	0.15%	None	0.15%
Fundamental Growth Fund*	None	0.15%	None	0.15%
Fundamental Value Fund*	None	0.15%	None	0.15%
Global Fund*	0.15%	0.15%	None	0.15%
International Equity Fund*	None	0.15%	None	0.15%
Small Company Value Fund*	None	0.15%	None	0.15%
Total Return Bond Fund*	None	0.15%	None	0.15%

Notes to Financial Statements (Unaudited) (Continued)

*	Prior to May 1, 2015, the administration fees were as follows:

	Class I	Class II	Class III	Service Class I
Equity Index Fund	0.30% on the first $100 million;	0.19%	0.05%	0.30% on the first $100 million;
	0.28% on the next $150 million; and			0.28% on the next $150 million; and
	0.26% on any excess over $250 million			0.26% on any excess over $250 million
Focused Equity Fund	None	0.10%	None	0.10%
Fundamental Growth Fund	None	0.10%	None	0.10%
Fundamental Value Fund	None	0.10%	None	0.10%
Global Fund	0.28%	0.18%	None	0.28%
International Equity Fund	None	0.10%	None	0.10%
Small Company Value Fund	None	0.25%	None	0.25%
Total Return Bond Fund	None	0.10%	None	0.10%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class II	Service Class I
Fundamental Growth Fund*	None	0.85%	1.10%
Global Fund**	0.90%	0.80%	1.15%
International Equity Fund*	None	1.00%	1.25%
Small Company Value Fund**	None	1.15%	1.40%
Total Return Bond Fund*	None	0.60%	0.85%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2016.
**	Expense caps in effect through April 30, 2015.

MML Advisers has contractually agreed to waive, through April 30, 2016, 0.05% of the advisory fee for each class of the Total Return Bond Fund.

MML Advisers had agreed to waive, through April 30, 2015, 0.05% of the administrative and shareholder service fee for Class II and Class III shares of the Equity Index Fund.

Effective June 1, 2015, MML Advisers has agreed to voluntarily waive 0.05% of the advisory fee for each class of the Small Company Value Fund.

Notes to Financial Statements (Unaudited) (Continued)

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2015, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Foreign Fund	$490
Fundamental Growth Fund	4
Growth & Income Fund	627
Income & Growth Fund	1,041
Large Cap Growth Fund	535
Managed Volatility Fund	16,908
Small Cap Growth Equity Fund	17,117
Small/Mid Cap Value Fund	12,472

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2015, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$-	$72,603,646	$-	$91,373,633
Equity Income Fund	-	48,671,259	-	28,857,375
Equity Index Fund	-	6,069,740	-	7,636,608
Focused Equity Fund	-	40,351,050	-	40,449,425
Foreign Fund	-	77,696,102	-	18,475,058
Fundamental Growth Fund	-	45,710,058	-	70,866,871
Fundamental Value Fund	-	33,106,876	-	28,321,929
Global Fund	-	51,820,401	-	31,812,802
Growth & Income Fund	-	10,968,158	-	17,781,413
Income & Growth Fund	-	39,507,512	-	36,439,180

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
International Equity Fund	$-	$76,747,085	$-	$24,704,005
Large Cap Growth Fund	-	81,466,422	-	107,062,642
Managed Volatility Fund	-	4,862,199	-	167,001,810
Mid Cap Growth Fund	-	61,973,309	-	72,063,754
Mid Cap Value Fund	-	172,733,709	-	183,419,499
Small Cap Growth Equity Fund	-	98,336,168	-	148,873,856
Small Company Value Fund	-	22,829,054	-	23,602,868
Small/Mid Cap Value Fund	-	45,080,627	-	75,298,314
Total Return Bond Fund	689,491,031	100,048,825	770,377,187	54,879,564

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Blue Chip Growth Fund Initial Class
Sold	946,889	$17,054,116	2,432,310	$41,415,411
Issued as reinvestment of dividends	-	-	2,309,868	38,644,089
Redeemed	(2,438,383)	(44,106,077)	(6,665,224)	(114,765,671)

Net increase (decrease)	(1,491,494)	$(27,051,961)	(1,923,046)	$(34,706,171)

Blue Chip Growth Fund Service Class
Sold	223,009	$3,973,810	485,695	$8,240,685
Issued as reinvestment of dividends	-	-	175,921	2,902,689
Redeemed	(113,834)	(2,019,964)	(134,052)	(2,244,038)

Net increase (decrease)	109,175	$1,953,846	527,564	$8,899,336

Equity Income Fund Initial Class
Sold	1,878,957	$26,006,656	2,190,166	$29,879,917
Issued as reinvestment of dividends	-	-	1,355,269	18,675,610
Redeemed	(3,289,876)	(45,745,546)	(10,908,154)	(147,559,227)

Net increase (decrease)	(1,410,919)	$(19,738,890)	(7,362,719)	$(99,003,700)

Equity Income Fund Service Class
Sold	285,723	$3,936,039	670,085	$9,079,857
Issued as reinvestment of dividends	-	-	164,870	2,257,067
Redeemed	(224,521)	(3,115,722)	(301,982)	(4,096,661)

Net increase (decrease)	61,202	$820,317	532,973	$7,240,263

Equity Index Fund Class I
Sold	80,581	$2,075,040	191,367	$4,599,754
Issued as reinvestment of dividends	-	-	93,856	2,313,553
Redeemed	(278,036)	(7,202,619)	(988,488)	(23,947,674)

Net increase (decrease)	(197,455)	$(5,127,579)	(703,265)	$(17,034,367)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Equity Index Fund Class II

Sold	122,211	$3,182,306	389,841	$9,411,432
Issued as reinvestment of dividends	-	-	170,775	4,214,723
Redeemed	(450,301)	(11,511,551)	(629,543)	(15,324,538)

Net increase (decrease)	(328,090)	$(8,329,245)	(68,927)	$(1,698,383)

Equity Index Fund Class III
Sold	529	$13,568	915	$21,042
Issued as reinvestment of dividends	-	-	196,106	4,834,005
Redeemed	(51,429)	(1,336,187)	(113,391)	(2,701,841)

Net increase (decrease)	(50,900)	$(1,322,619)	83,630	$2,153,206

Equity Index Fund Service Class I
Sold	209,848	$5,310,658	449,061	$10,641,924
Issued as reinvestment of dividends	-	-	28,933	698,745
Redeemed	(49,112)	(1,243,075)	(137,780)	(3,240,727)

Net increase (decrease)	160,736	$4,067,583	340,214	$8,099,942

Focused Equity Fund Class II
Sold	1,056,877	$16,675,397	1,160,066	$17,935,868
Issued as reinvestment of dividends	-	-	955,351	14,913,033
Redeemed	(1,208,813)	(19,246,406)	(2,740,919)	(42,693,514)

Net increase (decrease)	(151,936)	$(2,571,009)	(625,502)	$(9,844,613)

Focused Equity Fund Service Class I
Sold	72,009	$1,131,443	183,039	$2,799,861
Issued as reinvestment of dividends	-	-	39,376	611,512
Redeemed	(52,608)	(832,611)	(81,455)	(1,255,824)

Net increase (decrease)	19,401	$298,832	140,960	$2,155,549

Foreign Fund Initial Class
Sold	5,667,082	$60,296,994	3,871,730	$41,684,165
Issued — merger	-	-	1,701,290	19,292,633
Issued as reinvestment of dividends	-	-	676,097	7,579,051
Redeemed	(2,484,391)	(26,939,864)	(10,892,002)	(121,449,488)

Net increase (decrease)	3,182,691	$33,357,130	(4,642,885)	$(52,893,639)

Foreign Fund Service Class
Sold	89,006	$964,839	122,641	$1,295,588
Issued — merger	-	-	305,170	3,442,313
Issued as reinvestment of dividends	-	-	21,048	234,680
Redeemed	(60,338)	(647,066)	(104,987)	(1,133,771)

Net increase (decrease)	28,668	$317,773	343,872	$3,838,810

Fundamental Growth Fund Class II
Sold	594,050	$9,094,264	1,515,895	$22,042,851
Issued as reinvestment of dividends	-	-	1,056,660	15,110,242
Redeemed	(2,334,232)	(35,646,359)	(5,045,952)	(72,994,870)

Net increase (decrease)	(1,740,182)	$(26,552,095)	(2,473,397)	$(35,841,777)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Fundamental Growth Fund Service Class I
Sold	33,169	$502,590	85,311	$1,230,250
Issued as reinvestment of dividends	-	-	9,395	133,691
Redeemed	(13,219)	(202,059)	(39,049)	(572,896)

Net increase (decrease)	19,950	$300,531	55,657	$791,045

Fundamental Value Fund Class II
Sold	981,125	$16,142,159	1,647,967	$25,792,859
Issued as reinvestment of dividends	-	-	811,002	12,757,062
Redeemed	(847,659)	(13,805,716)	(4,019,590)	(62,882,457)

Net increase (decrease)	133,466	$2,336,443	(1,560,621)	$(24,332,536)

Fundamental Value Fund Service Class I
Sold	70,214	$1,147,743	204,745	$3,184,188
Issued as reinvestment of dividends	-	-	16,026	250,322
Redeemed	(41,658)	(683,487)	(43,917)	(678,980)

Net increase (decrease)	28,556	$464,256	176,854	$2,755,530

Global Fund Class I
Sold	3,708,399	$47,574,065	6,485,317	$79,570,972
Issued as reinvestment of dividends	-	-	415,403	5,221,615
Redeemed	(2,315,106)	(30,363,472)	(2,247,657)	(28,065,181)

Net increase (decrease)	1,393,293	$17,210,593	4,653,063	$56,727,406

Global Fund Class II
Sold	27,691	$364,694	31,033	$393,624
Issued as reinvestment of dividends	-	-	34,912	445,484
Redeemed	(83,712)	(1,106,077)	(180,216)	(2,285,135)

Net increase (decrease)	(56,021)	$(741,383)	(114,271)	$(1,446,027)

Global Fund Service Class I
Sold	96,738	$1,245,434	212,279	$2,631,226
Issued as reinvestment of dividends	-	-	15,727	196,430
Redeemed	(48,797)	(621,381)	(29,560)	(366,527)

Net increase (decrease)	47,941	$624,053	198,446	$2,461,129

Growth & Income Fund Initial Class
Sold	53,272	$716,110	152,081	$1,911,429
Issued as reinvestment of dividends	-	-	109,646	1,393,594
Redeemed	(692,244)	(9,329,773)	(1,790,439)	(22,309,807)

Net increase (decrease)	(638,972)	$(8,613,663)	(1,528,712)	$(19,004,784)

Growth & Income Fund Service Class
Sold	74,278	$988,430	293,790	$3,607,961
Issued as reinvestment of dividends	-	-	13,622	172,322
Redeemed	(53,920)	(718,868)	(300,673)	(3,741,895)

Net increase (decrease)	20,358	$269,562	6,739	$38,388

Income & Growth Fund Initial Class
Sold	1,251,359	$15,510,980	2,524,602	$29,488,802
Issued as reinvestment of dividends	-	-	349,573	4,208,862
Redeemed	(1,528,232)	(18,980,131)	(3,873,523)	(45,887,021)

Net increase (decrease)	(276,873)	$(3,469,151)	(999,348)	$(12,189,357)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Income & Growth Fund Service Class
Sold	75,175	$927,809	213,242	$2,510,636
Issued as reinvestment of dividends	-	-	20,572	246,039
Redeemed	(99,387)	(1,226,772)	(210,004)	(2,492,819)

Net increase (decrease)	(24,212)	$(298,963)	23,810	$263,856

International Equity Fund Class II*
Sold	5,562,712	$54,076,432	23,728,769	$237,787,100
Issued as reinvestment of dividends	-	-	368,443	3,385,993
Redeemed	(682,029)	(6,688,484)	(10,731,629)	(107,513,100)

Net increase (decrease)	4,880,683	$47,387,948	13,365,583	$133,659,993

International Equity Fund Service Class I**
Sold	67,518	$659,710	36,222	$357,907
Issued as reinvestment of dividends	-	-	807	7,406
Redeemed	(7,610)	(73,525)	(4,827)	(44,820)

Net increase (decrease)	59,908	$586,185	32,202	$320,493

Large Cap Growth Fund Initial Class
Sold	680,463	$9,971,870	1,634,154	$23,278,500
Issued as reinvestment of dividends	-	-	2,203,892	30,391,668
Redeemed	(2,796,427)	(40,971,123)	(4,945,901)	(71,501,061)

Net increase (decrease)	(2,115,964)	$(30,999,253)	(1,107,855)	$(17,830,893)

Large Cap Growth Fund Service Class
Sold	35,052	$511,850	83,413	$1,164,721
Issued as reinvestment of dividends	-	-	22,303	304,214
Redeemed	(12,109)	(176,633)	(36,887)	(518,742)

Net increase (decrease)	22,943	$335,217	68,829	$950,193

Managed Volatility Fund Initial Class
Sold	354,826	$5,069,463	11,028,176	$158,958,673
Issued as reinvestment of dividends	-	-	1,396,227	19,633,713
Redeemed	(11,932,488)	(170,816,321)	(2,734,564)	(39,231,568)

Net increase (decrease)	(11,577,662)	$(165,746,858)	9,689,839	$139,360,818

Managed Volatility Fund Service Class
Sold	169,673	$2,418,213	397,254	$5,625,059
Issued as reinvestment of dividends	-	-	119,130	1,665,955
Redeemed	(159,339)	(2,265,719)	(242,040)	(3,427,755)

Net increase (decrease)	10,334	$152,494	274,344	$3,863,259

Mid Cap Growth Fund Initial Class
Sold	922,112	$16,004,689	1,092,094	$17,956,822
Issued as reinvestment of dividends	-	-	3,019,891	47,080,105
Redeemed	(1,961,541)	(33,620,307)	(3,541,263)	(58,469,540)

Net increase (decrease)	(1,039,429)	$(17,615,618)	570,722	$6,567,387

Mid Cap Growth Fund Service Class
Sold	279,809	$4,769,627	609,521	$9,922,863
Issued as reinvestment of dividends	-	-	437,024	6,703,945
Redeemed	(173,702)	(2,964,887)	(223,557)	(3,601,155)

Net increase (decrease)	106,107	$1,804,740	822,988	$13,025,653

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Mid Cap Value Fund Initial Class
Sold	1,426,628	$18,961,168	1,953,776	$26,504,287
Issued as reinvestment of dividends	-	-	6,642,825	83,566,734
Redeemed	(2,437,895)	(32,225,950)	(7,338,549)	(100,216,941)

Net increase (decrease)	(1,011,267)	$(13,264,782)	1,258,052	$9,854,080

Mid Cap Value Fund Service Class
Sold	195,479	$2,568,981	389,404	$5,220,634
Issued as reinvestment of dividends	-	-	395,733	4,934,786
Redeemed	(69,228)	(913,806)	(197,323)	(2,641,929)

Net increase (decrease)	126,251	$1,655,175	587,814	$7,513,491

Small Cap Growth Equity Fund Initial Class
Sold	243,043	$4,547,324	1,047,511	$20,678,582
Issued as reinvestment of dividends	-	-	3,883,872	66,804,629
Redeemed	(2,815,937)	(52,967,640)	(2,720,244)	(55,156,708)

Net increase (decrease)	(2,572,894)	$(48,420,316)	2,211,139	$32,326,503

Small Cap Growth Equity Fund Service Class
Sold	50,407	$914,198	130,448	$2,562,512
Issued as reinvestment of dividends	-	-	144,811	2,431,449
Redeemed	(32,290)	(592,616)	(52,757)	(999,636)

Net increase (decrease)	18,117	$321,582	222,502	$3,994,325

Small Company Value Fund Class II
Sold	195,254	$3,439,781	719,701	$14,977,142
Issued as reinvestment of dividends	-	-	1,427,103	24,803,043
Redeemed	(324,904)	(5,750,550)	(799,602)	(17,543,083)

Net increase (decrease)	(129,650)	$(2,310,769)	1,347,202	$22,237,102

Small Company Value Fund Service Class I
Sold	64,552	$1,115,355	125,419	$2,473,795
Issued as reinvestment of dividends	-	-	157,782	2,698,082
Redeemed	(33,310)	(573,267)	(83,672)	(1,749,037)

Net increase (decrease)	31,242	$542,088	199,529	$3,422,840

Small/Mid Cap Value Fund Initial Class
Sold	330,680	$4,962,971	1,400,271	$19,425,968
Issued as reinvestment of dividends	-	-	460,660	6,665,754
Redeemed	(1,790,030)	(26,901,540)	(4,402,555)	(62,392,071)

Net increase (decrease)	(1,459,350)	$(21,938,569)	(2,541,624)	$(36,300,349)

Small/Mid Cap Value Fund Service Class
Sold	73,948	$1,103,420	255,516	$3,597,046
Issued as reinvestment of dividends	-	-	27,882	401,222
Redeemed	(39,851)	(593,672)	(149,720)	(2,109,763)

Net increase (decrease)	34,097	$509,748	133,678	$1,888,505

Total Return Bond Fund Class II
Sold	1,508,932	$16,170,913	5,607,993	$59,028,518
Issued as reinvestment of dividends	-	-	692,630	7,279,537
Redeemed	(8,285,641)	(88,347,890)	(7,151,125)	(75,467,043)

Net increase (decrease)	(6,776,709)	$(72,176,977)	(850,502)	$(9,158,988)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Total Return Bond Fund Service Class I
Sold	174,709	$1,862,274	513,127	$5,379,972
Issued as reinvestment of dividends	-	-	22,559	235,738
Redeemed	(95,189)	(1,015,294)	(278,958)	(2,923,400)

Net increase (decrease)	79,520	$846,980	256,728	$2,692,310

*	Fund and Class II shares commenced operations on January 7, 2014.
**	Service Class I commenced operations on May 1, 2014.

6.	Federal Income Tax Information

At June 30, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$276,304,523	$150,445,453	$(3,232,644)	$147,212,809
Equity Income Fund	364,373,427	156,879,478	(19,478,637)	137,400,841
Equity Index Fund	242,069,375	204,222,062	(7,791,845)	196,430,217
Focused Equity Fund	136,384,518	33,915,730	(6,040,614)	27,875,116
Foreign Fund	372,046,337	68,358,558	(31,661,806)	36,696,752
Fundamental Growth Fund	154,768,716	36,443,794	(2,464,319)	33,979,475
Fundamental Value Fund	173,924,242	59,605,100	(3,450,075)	56,155,025
Global Fund	218,315,885	54,426,179	(3,662,589)	50,763,590
Growth & Income Fund	95,806,543	40,159,931	(1,301,825)	38,858,106
Income & Growth Fund	194,979,321	50,149,597	(3,257,957)	46,891,640
International Equity Fund	194,080,281	4,301,759	(10,384,002)	(6,082,243)
Large Cap Growth Fund	185,120,481	45,815,729	(3,800,668)	42,015,061
Managed Volatility Fund	187,963,319	32,245,201	(6,367,013)	25,878,188
Mid Cap Growth Fund	319,479,350	154,660,389	(4,361,004)	150,299,385
Mid Cap Value Fund	451,578,691	42,957,359	(14,281,856)	28,675,503
Small Cap Growth Equity Fund	216,442,443	42,542,940	(5,777,765)	36,765,175
Small Company Value Fund	85,748,073	27,130,530	(2,325,511)	24,805,019
Small/Mid Cap Value Fund	213,256,590	32,221,762	(9,780,594)	22,441,168
Total Return Bond Fund	386,884,160	2,731,445	(4,869,695)	(2,138,250)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2014, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Blue Chip Growth Fund	$1,230,702	$-	$-
Foreign Fund	-	12,009,150	4,482,917
Growth & Income Fund	-	31,108,218	-

At December 31, 2014, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Managed Volatility Fund	$9,928,651	$7,899,039

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2014, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blue Chip Growth Fund	$1,386,920	$40,159,858	$-
Equity Income Fund	8,920,467	12,012,210	-
Equity Index Fund	7,495,243	4,565,783	-
Focused Equity Fund	3,317,750	12,206,795	-
Foreign Fund	7,813,731	-	-
Fundamental Growth Fund	3,016,690	12,227,243	-
Fundamental Value Fund	3,500,862	9,506,522	-
Global Fund	1,964,991	3,898,538	-
Growth & Income Fund	1,565,916	-	-
Income & Growth Fund	4,454,901	-	-
International Equity Fund	3,393,399	-	-
Large Cap Growth Fund	11,926,761	18,769,121	-
Managed Volatility Fund	2,573,217	18,726,451	-
Mid Cap Growth Fund	4,467,990	49,316,060	-
Mid Cap Value Fund	38,355,923	50,145,597	-
Small Cap Growth Equity Fund	22,287,130	46,948,948	-
Small Company Value Fund	283,229	27,217,896	-
Small/Mid Cap Value Fund	1,551,359	5,515,617	-
Total Return Bond Fund	7,515,275	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2014:

Amount
Foreign Fund	$486,585
Global Fund	109,833

Notes to Financial Statements (Unaudited) (Continued)

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2014, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$127,608	$67,102,202	$(69,327)	$149,402,280
Equity Income Fund	11,019,994	48,930,857	(116,460)	160,399,583
Equity Index Fund	7,702,814	9,277,399	(156,572)	194,722,055
Focused Equity Fund	3,015,251	21,634,312	(14,936)	43,016,269
Foreign Fund	10,988,661	(16,492,067)	(82,157)	24,733,825
Fundamental Growth Fund	5,080,791	32,572,927	(20,057)	41,530,320
Fundamental Value Fund	3,667,936	17,388,668	(24,091)	67,928,905
Global Fund	3,600,004	10,274,819	(26,935)	59,625,501
Growth & Income Fund	1,584,775	(31,108,218)	(44,251)	43,553,327
Income & Growth Fund	4,630,944	15,111,560	(42,343)	64,092,513
International Equity Fund	335,285	-	(3,723)	(10,098,355)
Large Cap Growth Fund	8,201,687	35,892,286	(34,704)	41,474,526
Managed Volatility Fund	3,675,042	(17,827,690)	1,245,208	66,653,051
Mid Cap Growth Fund	1,974,835	47,826,483	(81,351)	149,785,775
Mid Cap Value Fund	27,854,483	50,054,841	(508,030)	59,502,935
Small Cap Growth Equity Fund	4,597,996	38,195,164	(75,077)	44,364,634
Small Company Value Fund	319,442	10,080,313	(17,873)	31,653,421
Small/Mid Cap Value Fund	6,980,418	32,377,643	(50,039)	31,844,029
Total Return Bond Fund	11,545,041	3,774,189	(40,540)	147,460

The Funds did not have any unrecognized tax benefits at June 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2015, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Notes to Financial Statements (Unaudited) (Continued)

8.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2015, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2015, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blue Chip Growth Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, International Equity Fund, Large Cap Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Equity Fund, Small Company Value Fund, Small/Mid Cap Value Fund, and Total Return Bond Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2014. The three-year periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of a number of Funds, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the Equity Index Fund, Growth & Income Fund, Mid Cap Growth Fund, Small/Mid Cap Value Fund, and Global Fund.

The Committee noted the following expense considerations in respect of specific Funds:

•	International Equity Fund – The Committee considered that although the Fund’s total net expense ratio is in the third quartile (74th percentile), its advisory fee is only 1 basis point above its peer median. The Committee noted that the Fund’s advisory fee had recently been revised to be effective May 1, 2015. MML Advisers explained that because the Fund is new, it did not have a full year of comparative performance for 2014.

•	Mid Cap Value Fund – The Committee considered that the Fund’s relative performance was very strong for the one-year period (8th percentile) and in the second comparative quartile (46th percentile) for the three-year period. The Committee noted that, although the Fund’s total net expense ratio was at the 65th percentile and its advisory fee was at the 75th percentile, the Fund’s total net expense ratio was only 5 basis points above the peer median.

•	Focused Equity Fund – The Committee noted that, although the Fund’s total net expense ratio and advisory fee are in the fourth quartiles (87th and 80th percentiles, respectively), the Fund has achieved three-year comparative performance at the fifth percentile and one-year performance at the 37th percentile. The Committee considered MML Advisers’ statements that the subadviser’s investment strategy is capacity-constrained and in high demand. MML Advisers also noted that the subadvisory fee is relatively high in light of the focused, research-intensive strategy of the subadviser. The Committee noted that the Fund’s advisory fee breakpoints had recently been revised to be effective May 1, 2015.

•	Foreign Fund – The Committee considered that the Fund has a total net expense ratio in the fourth quartile (84th percentile), and an advisory fee in the fourth quartile (92nd percentile), but that the Fund’s subadviser, Templeton Investment Counsel, LLC, is in very high demand, and that the Fund has achieved very favorable comparative performance (30th and 27th percentiles for the one- and three-year periods).

•	Small Cap Growth Equity Fund – The Committee considered that, although the Fund’s total net expense ratio and advisory fee were in the fourth quartile (90th and 100th percentiles, respectively), the Fund had achieved first quartile comparative performance (23rd percentile) for the three-year period and second quartile performance (36th percentile) for the one-year period. The Committee considered MML Advisers’ statement that the combination of subadvisers to this Fund is an attractive investment style and has helped to ensure consistency of results.

The Committee considered information regarding Funds with total net expense ratios in the first or second comparative quartiles that had underperformed in recent periods compared to their peers.

•	Income & Growth Fund – The Committee considered that the Fund’s total net expense ratio was in the second quartile (43rd percentile) and its advisory fee was in the third quartile (58th percentile). The Trustees considered that the Fund is under review, due to the Fund’s disappointing peer and benchmark relative performance. The Committee considered that the Fund’s comparative performance had improved from 97th percentile for the three-year period to 78th percentile for the one-year period, and MML Advisers’ view that the subadviser had made a number of favorable changes to its portfolio management team.

•	Large Cap Growth Fund – The Committee noted that the Fund’s total net expenses were in the top quartile (19th percentile) and its advisory fee was in the second quartile (44th percentile). The Committee considered that MML Advisers had placed the Fund under review in light of the Fund’s underperformance (66th and 79th percentiles for the one- and three-year periods), and was considering steps to be taken with respect to the Fund.

•

Blue Chip Growth Fund – The Committee considered that, although the Fund’s advisory fee was in the 88th percentile, the Fund’s total net expenses were in the second quartile (50th percentile), and that the Fund’s three-year performance was in the first comparative quartile (13th percentile), although its one-year performance was in the third quartile (70th percentile). The

Other Information (Unaudited) (Continued)

Committee considered MML Advisers’ statement that the subadviser has a solid long-term performance record and that MML Advisers has strong conviction in the subadviser.

•	Total Return Bond Fund – The Committee considered that the Fund has total net expenses in the second quartile (48th percentile) and has achieved three-year performance in the first comparative quartile (24th percentile), although its performance in the one-year period was at the 81st percentile. The Committee considered MML Advisers’ statements that the newly appointed subadviser to the Fund has a strong long-term track record and that MML Advisers has strong conviction in the subadviser. The Committee noted that the Fund’s advisory fee breakpoints had recently been revised to be effective May 1, 2015.

•	Managed Volatility Fund – The Committee considered that the Fund has total net expenses in the first quartile (7th percentile), and an advisory fee in the 13th percentile. The Committee considered that, although the Fund had experienced three-year performance in the second comparative quartile (27th percentile), its one-year performance was at the 55th percentile. The Committee noted MML Advisers’ statement that the Fund had performed in line with expectations, producing returns with significantly lower volatility than its peers.

The Committee considered information regarding Funds with total net expense ratios in the third or fourth comparative quartiles and that had experienced performance in the third or fourth comparative quartiles.

•	Fundamental Growth Fund – The Committee considered that the Fund’s total net expenses were in the fourth quartile (80th percentile), although its advisory fee was in the first quartile (20th percentile). The Committee considered that, although the Fund had experienced three-year performance in the fourth comparative quartile (89th percentile), its one-year performance had improved to the second quartile (45th percentile). The Committee considered MML Advisers’ statement that much of the underperformance was due to the Fund’s focus on large, conservative, attractively valued companies that have been out of favor recently, and MML Advisers’ continued confidence in the subadviser’s portfolio management team. At the conclusion of the discussion regarding this Fund, the Committee asked that MML Advisers consider steps to reduce the expenses of the Fund, at least until such time as performance improves significantly, either through fee reductions or waivers, and to report back to the Committee at its May meeting. The Committee noted that the Fund’s advisory fee breakpoints had recently been revised to be effective May 1, 2015.

•	Equity Income Fund – The Committee considered that the Fund’s total net expense ratio is in the third quartile (73rd percentile) and its advisory fee is at the 91st percentile, and that the Fund had experienced fourth-quartile comparative performance for the one- and three-year periods (93rd and 78th percentiles, respectively). The Committee noted that the Fund is under review, and considered MML Advisers’ statements that the subadviser’s focus on dividend-paying equities has been out of favor in recent periods, and that that the subadviser is transitioning the lead portfolio management role for the Fund to a highly successful new portfolio manager.

•	Fundamental Value Fund – The Committee considered that the Fund’s expenses are in the third quartile (70th percentile), and that the Fund’s advisory fee was in the second quartile (45th percentile). The Committee considered that the Fund’s comparative performance had improved from the 60th percentile for the three-year period to the 45th percentile for the one-year period. The Committee noted MML Advisers’ statement that the Fund is nonetheless under review due to its general underperformance. The Committee noted that the Fund’s advisory fee breakpoints had recently been revised to be effective May 1, 2015.

•	Small Company Value Fund – The Committee considered that the Fund has expenses in the fourth quartile (95th percentile) and advisory fees at the 78th percentile, and one- and three-year performance in the fourth comparative quartile, (91st and 95th percentiles, respectively). The Committee considered MML Advisers’ statement that the Fund’s underperformance was in part the result of its focus on quality companies that have underperformed to date in the current market cycle. The Committee noted that MML Advisers has placed the Fund under review in light of its underperformance and recent portfolio manager change. A discussion followed during which members of the Committee noted that the Fund’s underperformance has continued for a significant period of time during which the Fund has been under review, and that the Fund is an expensive Fund. MML Advisers noted that it has discussed a possible fee reduction with the subadviser, which the subadviser has taken under advisement. MML Advisers stated that the subadviser is quite popular and continues to have a strong following. It also noted that the Fund plays a significant role in the MassMutual asset allocation funds. The Committee then asked that MML Advisers develop a plan for responding to the underperformance of this Fund and to report back to the Committee at its May meeting.

At the May meeting, MML Advisers proposed a change in the contractual management fee and contractual subadvisory fee for the Small Company Value Fund. In addition to the 5 basis point contractual reduction to the management fee, MML Advisers also

Other Information (Unaudited) (Continued)

proposed to voluntarily waive an additional 5 basis points of management fees until the Fund’s performance improved. It was agreed that MML Advisers would not remove the voluntary waiver without first discussing with the Trustees. MML Advisers also proposed a change in the contractual management fee and contractual subadvisory fee for the Fundamental Growth Fund. The changes would result in a contractual 3 basis point reduction to the Fund’s management fee.

Also at the May meeting, MML Advisers proposed new management fee breakpoints for the Growth & Income Fund, Small Mid/Cap Value Fund, and International Equity Fund.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

The amendments to the advisory agreements for the Fundamental Growth Fund, Growth & Income Fund, Small Company Value Fund, Small Mid/Cap Value Fund, and International Equity Fund and the subadvisory agreements for the Fundamental Growth Fund and Small Company Value Fund became effective on June 1, 2015.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2015

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2015:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2015.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Initial Class	$1,000	0.78%	$1,064.40	$3.99	$1,020.90	$3.91
Service Class	1,000	1.03%	1,062.90	5.27	1,019.70	5.16
Equity Income Fund
Initial Class	1,000	0.78%	982.10	3.83	1,020.90	3.91
Service Class	1,000	1.03%	981.20	5.06	1,019.70	5.16
Equity Index Fund
Class I	1,000	0.43%	1,010.20	2.14	1,022.70	2.16
Class II	1,000	0.28%	1,011.00	1.40	1,023.40	1.40
Class III	1,000	0.13%	1,011.70	0.65	1,024.10	0.65
Service Class I	1,000	0.69%	1,008.80	3.44	1,021.40	3.46
Focused Equity Fund
Class II	1,000	0.90%	992.50	4.45	1,020.30	4.51
Service Class I	1,000	1.15%	991.20	5.68	1,019.10	5.76

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Foreign Fund
Initial Class	$1,000	0.97%	$1,060.70	$4.96	$1,020.00	$4.86
Service Class	1,000	1.22%	1,059.10	6.23	1,018.70	6.11
Fundamental Growth Fund
Class II	1,000	0.85%	1,028.20	4.27	1,020.60	4.26
Service Class I	1,000	1.10%	1,027.00	5.53	1,019.30	5.51
Fundamental Value Fund
Class II	1,000	0.79%	1,009.90	3.94	1,020.90	3.96
Service Class I	1,000	1.04%	1,008.10	5.18	1,019.60	5.21
Global Fund
Class I	1,000	0.87%	1,028.50	4.38	1,020.50	4.36
Class II	1,000	0.80%	1,028.90	4.02	1,020.80	4.01
Service Class I	1,000	1.12%	1,028.00	5.63	1,019.20	5.61
Growth & Income Fund
Initial Class	1,000	0.56%	1,017.30	2.80	1,022.00	2.81
Service Class	1,000	0.81%	1,015.10	4.05	1,020.80	4.06
Income & Growth Fund
Initial Class	1,000	0.69%	990.40	3.41	1,021.40	3.46
Service Class	1,000	0.94%	989.50	4.64	1,020.10	4.71
International Equity Fund
Class II	1,000	1.00%	1,050.70	5.08	1,019.80	5.01
Service Class I	1,000	1.25%	1,048.50	6.35	1,018.60	6.26
Large Cap Growth Fund
Initial Class	1,000	0.69%	1,044.80	3.50	1,021.40	3.46
Service Class	1,000	0.94%	1,043.90	4.76	1,020.10	4.71
Managed Volatility Fund
Initial Class	1,000	0.91%	1,025.50	4.57	1,020.30	4.56
Service Class	1,000	1.16%	1,024.30	5.82	1,019.00	5.81
Mid Cap Growth Fund
Initial Class	1,000	0.81%	1,079.80	4.18	1,020.80	4.06
Service Class	1,000	1.06%	1,078.80	5.46	1,019.50	5.31
Mid Cap Value Fund
Initial Class	1,000	0.88%	1,007.60	4.38	1,020.40	4.41
Service Class	1,000	1.13%	1,006.20	5.62	1,019.20	5.66
Small Cap Growth Equity Fund
Initial Class	1,000	1.09%	1,071.70	5.60	1,019.40	5.46
Service Class	1,000	1.34%	1,071.30	6.88	1,018.10	6.71
Small Company Value Fund
Class II	1,000	1.11%	1,007.40	5.52	1,019.30	5.56
Service Class I	1,000	1.36%	1,005.80	6.76	1,018.10	6.81
Small/Mid Cap Value Fund
Initial Class	1,000	0.79%	1,019.70	3.96	1,020.90	3.96
Service Class	1,000	1.04%	1,018.50	5.20	1,019.60	5.21
Total Return Bond Fund
Class II	1,000	0.60%	999.10	2.97	1,021.80	3.01
Service Class I	1,000	0.85%	998.10	4.21	1,020.60	4.26

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2015, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2015 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com.

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC

CRN201609-195035

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer

Date 8/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer

Date 8/24/15

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 8/24/15